[TRANSLATION]

PIMCO

Monthly Distribution Type

PIMCO FUNDS - PIMCO TOTAL RETURN FUND

PROSPECTUS

May 2004

US Jurisdiction Open-Ended Contractual Type Foreign Investment Fund (denominated in the US dollar)

Investment Advisor and Administrator:	For purchase or prospectus, contact:
PACIFIC INVESTMENT MANAGEMENT COMPANY LLC	NIKKO CORDIAL

1.	In connection with the public offering of Administrative Class Shares of PIMCO Funds - PIMCO Total Return Fund (the “Fund”) by this prospectus, PIMCO Funds submitted the Securities Registration Statement on December 26, 2003 to Director-General of Kanto Local Finance Bureau in accordance with the provisions of Article 5 of the Securities and Exchange Law (Law No. 25 of 1948). The Securities Registration Statement became effective on December 27, 2003. In addition, the Trust filed an Amendment to the Securities Registration Statement on January 14, 2004 and May 28, 2004 with the Director-General of Kanto Local Finance Bureau in accordance with Article 7 of the Securities and Exchange Law.

2.	The main objects of investment of the Fund are public/corporate bonds and securities denominated in foreign currencies. The net asset value of an investment may decrease below investment capital because of fluctuations of the value of the Fund’s portfolio investments, foreign exchange rates, interest rates and currency value among other reasons. The value of an investment may also decrease below investment capital because of change of the net asset value of the Fund resulting from changes of management and financial conditions of the issuers of the Fund’s portfolio securities, and consequent changes of external evaluations of the issuers. Since the net asset value of shares of the Fund is denominated in a foreign currency, the investment value to be received in Japanese Yen may be affected by the fluctuation of foreign exchange rates. Accordingly, the investment capital shall not be guaranteed with respect to an investment in the Fund. Shares of the Fund can be repurchased only on particular dates in principle.

3.	The original financial statements in English are not contained in this prospectus but contained in the Securities Registration Statement.

Summary of the Prospectus

PIMCO Funds -

PIMCO Total Return Fund

The information below is a brief summary of the Prospectus provided in order to help investors understand the Fund. For more details, please refer to the Prospectus.

Form of the Fund	Open-ended Investment Fund established in the United States (USD denominated)

Features	The objective of the Fund is to seek maximum total return, consistent with preservation of capital and prudent investment management, Total return consists of income earned on the Fund’s investments, plus capital appreciation, if any. Income gains are normally to be distributed to Shareholders on a monthly basis, and net realized capital gains (if any) from the sale of portfolio investments will also be distributed once yearly.

Primary Investments	Fixed income securities such as US Government securities, corporate debt and mortgage-related and other asset-backed securities

Reference Index	Lehman Brothers Aggregate Bond Index

Investment Restriction

It may invest up to 10% of its net assets in high yield securities rated B or higher.

It may invest up to 20% of its net assets in securities denominated in currencies other than USD (this limit will be raised from 20% to 30%, effective June 15, 2004).

For as long as the Fund offers its shares for sale in Japan, it shall not invest in any stock or equities.

Risk of Variation in Net Asset Value and Credit Risk	The main objects of investment of the Fund are public/corporate bonds and securities denominated in foreign currencies. The net asset value of an investment may decrease below investment capital due to fluctuations in the value of the Fund’s portfolio investments, foreign exchange rates, interest rates and currency value among other reasons. The value of an investment may also decrease below the investment capital due to changes in the net asset value of the Fund which is influenced by changes in management and financial conditions of the issuers of the Fund’s portfolio securities, and consequent changes of external evaluations of the issuers. Since the net asset value of shares of the Fund is denominated in a foreign currency, the investment value to be received in Japanese Yen may be affected by fluctuation of the foreign exchange rates. Accordingly, the investment capital is not guaranteed with respect to an investment in the Fund.

Life	Potentially Unlimited

Accounting Year	Closed on March 31, each year

(1)

Distributions

Any income will be calculated each month and be distributed normally on the third business day of the next month.

Any capital gains arising from the sale of investments will be distributed on an annual basis. The date of payment will change each year. No distribution will be made in case there are no capital gains. The dividend will be paid in USD.

Issue Price	Usually the Net Asset Value per Share calculated at the location where the application for subscription is made on the Fund Business Day when such application is received.

Repurchase Requests

•      The shareholders can request for repurchase of their Shares on a monthly basis.

•      The repurchase of Shares may be entrusted to the Handling Securities Company during the period of five business days in Japan prior to the last Fund Business Day in each month.

•      The repurchase price is equal to the Net Asset Value per Share on the last Fund Business Day of the month.

•      The settlement date in Japan is on the fourth business day in Japan after the last Fund Business Day of the month.

•      Any repurchase, the request for which is received by the Fund within 7 days after acquisition of the Shares being repurchased, may be subject to a fee (the “Repurchase Fees”) equal to 2.00% of the Net Asset Value of the Shares repurchased; provided, however, that the Repurchase Fees are not currently imposed upon repurchase of Shares sold in Japan, although there is a possibility that the Repurchase Fees will be imposed upon repurchases of such Shares in the future.

Minimum Number of Shares for Subscription	Minimum subscription of Shares is 100 shares and in integral multiples of 10 Shares (both for the initial subscription and for any subsequent subscription).

Sales Charge

•      No fee is charged upon purchasing Shares of the Fund. A monthly Sales Charge with the consumption tax thereon is deducted, upon payment of the monthly dividend, from the dividends paid to the investors, beginning two months after the month in which the application for purchase is made.

•      New and existing investors who apply for purchase shall pay a Sales Charge monthly at a rate equal to 0.105% (0.10% excluding consumption tax) of the net asset value per Share as of the last fund business day and consumption tax chargeable to the Sales Charge in equal monthly installments from 2 to 20 times, depending on the number of Shares for which the investor subscribes. (For more details, please refer to Table below.)

(2)

	Number of Shares Applied per Transaction	Rate of Sales Charge
	Less than 100,000 Shares	0.105%×20 times=2.10% (2.00% excluding consumption tax)

	100,000 – 499,999 Shares	0.105%×15 times=1.575% (1.50% excluding consumption tax)

	500,000 – 999,999 Shares	0.105%×10 times=1.05% (1.00% excluding consumption tax)

	1,000,000 – 4,999,999 Shares	0.105%×5 times=0.525% (0.50% excluding consumption tax)

	5,000,000 Shares or more	0.105%×2 times=0.21% (0.20% excluding consumption tax)

•      The amount of the Sales Charge may fluctuate each month.

•      If repurchase is requested before the full amount of Sales Charge applicable to the shareholder according to the above table is paid, the remaining amount of the Sales Charge and consumption tax chargeable to the Sales Charge after subtracting the amount already paid will be deducted from the repurchase amount. (In such case, the remaining amount of the Sales Charge will be calculated based on the net asset value on the date of the request for repurchase).

•      If (i) no dividend is paid in any month or (ii) the amount of any dividend to be paid in any month is less than the amount of the Sales Charge of the applicable month so that the relevant Sales Charge with respect to such month shall not be paid in such month, but shall be payable in or after the next month.

Discount of Sales Charge when switched from the amount of the funds liquidated	Not applicable

Annual Management Fees, etc.	The annual expense ratio of the Fund was 0.68% of the average total net assets. The annual expenses consist of Advisory fee (0.25% of average annual net assets), 12b-1 (service) fee (0.25% of the average annual net assets) and administrative fees (0.18% of average annual net assets). For more details, please refer to Q6.

(3)

Management Policy of the Fund

Long Term Prospects for Economics

The Investment Adviser of the Fund, Pacific Investment Management Company, LLC (PIMCO), holds a one-week conference in May every year, where all investment professionals of PIMCO gather to exchange ideas and forecast long term economic trends. The issues their forecast is based on range from the major political issues in the world to the changes in population figures and in social structures. Based on PIMCO’s economic outlook, they estimate interest rate and exchange rate and accordingly determine an outline of investment strategies. In addition, they adjust strategy plans, if necessary, when they change their estimated short-term inflation rate and GDP for six months to one year ahead every quarter.

Various Sources of Income

The Fund does not rely on a particular strategy but seeks its objective by allocating risks on various types of instruments that are appropriate for investment. PIMCO does not unnecessarily extend funds’ maturity dates, focus on bonds with good yield but without credit, nor bias on certain kinds of bonds. PIMCO’s aim is to steadily perform well by devising duration, diversified investment, and yield curve management.

Emphasis on Diversified Investment and Credit Quality

The size of the Fund is one of the biggest in the world. It invests in various types of instruments and seeks to diversify bond types, issuers and names. The Fund mainly invests in bonds of investment grades or higher. Since the inception of the Administrative Class shares of the Fund in September 1994, the average rating of the holdings of its portfolio has been higher than AA, and more than 50% of its holdings has consisted of high quality names rated AAA. The Fund’s maximum exposure to high-yield bonds, whose credit ratings are BB or lower, is no greater than 10%.

(4)

Guidance (Q&A)

Q.1 How can I Purchase Shares of the Fund?

Any potential shareholders can buy shares of the Fund at any branch of Nikko Cordial.

The minimum investment of Shares is 100 and in integral multiples of 10 Shares for the initial subscription and the same for any subsequent subscription.

The application for purchase is accepted on the business days of Nikko Cordial that are also Fund Business Days.

Q.2 What is a Fund Business Day?

A “Fund Business Day” means a day on which the NYSE is open for business. (For more details, please contact Nikko Cordial.)

Q.3 Are there any Sales Charges?

A Sales Charge will be deducted from dividends to be paid each month.

There is no Sales Charge upon purchasing the Shares of the Fund.

•	The investor shall pay the Sales Charge, beginning two months after the month in which the application for purchase is made.

•	New and existing investors who apply for purchase shall pay a monthly Sales Charge equal to 0.105%(0.10% excluding consumption tax) of the net asset value per Share as of the last fund business day in each month in respect of which the relevant dividend is calculated (that is, the last fund business day of the month preceding the month when the relevant dividend is paid) and consumption tax chargeable to such Sales Charge for a period of at least 2 and up to 20 times, depending on the number of Shares to which the investor subscribes. (For more details, please refer to Table below.)

Number of Shares Applied per Transaction	Rate of Sales Charge
Less than 100,000 Shares	0.105%×20 times=2.10% (2.00% excluding consumption tax)

100,000 – 499,999 Shares	0.105%×15 times=1.575% (1.50% excluding consumption tax)

500,000 – 999,999 Shares	0.105%×10 times=1.05% (1.00% excluding consumption tax)

1,000,000 – 4,999,999 Shares	0.105%×5 times=0.525% (0.50% excluding consumption tax)

5,000,000 Shares or more	0.105%×2 times=0.21% (0.20% excluding consumption tax)

•	If repurchase is requested before the full amount of Sales Charges applicable to the shareholders according to the above table is paid, the remaining Sales Charges and consumption tax chargeable to the Sales Charge after subtracting the amount already paid will be deducted from the repurchase amount. In such case, the remaining amount of the Sales Charge will be calculated based on the net asset value on the date of the relevant request for repurchase (which is the last Fund Business Day in the relevant month).

(5)

ex.	Calculation Method of the Remaining Amount of the Sales Charge upon Repurchase of the Shares Applied for Purchase:

If you repurchase at the end of a month in which you have completed 10 monthly installments of sales charges out of 20 such installments, the following amount will be deducted from the repurchase amount according to the formula below:

(The net asset value on the date of the relevant request for repurchase) X 0.105 (0.10% excluding consumption tax) X (the number of the installments left to be payable<10 in this case>).

•	If the investor who purchased the Shares of the Fund at different times requests for repurchase of any of his/her Shares, the repurchase of such Shares as purchased earlier shall precede the repurchase of those purchased later. The remaining amount of the Sales Charge with respect to such repurchased Shares and consumption tax chargeable to the Sales Charge shall be deducted from the repurchase amount.

•	If (i) no dividend is paid in any month or (ii) the amount of any dividend to be paid in any month is less than the amount of the Sales Charge payable with respect to such month, then the relevant Sales Charge with respect to such month shall not be paid in such month, but shall be payable in or after the next month.

Q.4 How Long is the Life of the Fund?

The life of the Fund is potentially unlimited, although the Shares may be repurchased monthly. See Q.7 for details.

Q.5 Is there Any Dividend Payable to Shareholders?

There are two kinds of dividends receivable to the shareholders; one arising from investment income and the other one from capital gains.

1.	Any investment income will be calculated each month and be distributed on the third business day of the next month in Japan, in principle.

A Sales Charge of the Fund as set forth in Q3 and consumption tax thereon will be deducted from the monthly dividend at the time of payment thereof.

2.	Any capital gains arising from the sale of investments will be distributed on an annual basis.

Q.6 Do I need to pay for any expenses?

•	Sales Charge and consumption tax chargeable to the Sales Charge will be deducted from dividend receivable each month. (For more details, please refer to Q-3.)

•	Other than the Sales Charge, the annual fees, as below will be charged (based on the fiscal year ended March 31, 2003):

1. Advisory fees (to the Investment Advisor)	0.25%
2. 12b-1 (service) fees	0.25%
3. Other expenses*	0.18%

Total Fund operating expenses	0.68%

*	Other expenses as above consist of an administrative fee of 0.18%.

Q.7 Please tell me about repurchase of shares in Japan.

•	The shareholders can request for repurchase of their shares on a monthly basis.

(6)

•	Shareholders may entrust the repurchase (as of the last Fund Business Day in each month) with Nikko Cordial during the period of five business days on and prior to the last Fund Business Day in each month.

•	The Fund may suspend shareholders’ right of repurchase, or postpone payment when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities.

•	The repurchase order can be received for 1 share and in integral multiples of 1 share.

•	The settlement is usually made on the fourth business day after the last Fund Business Day of each month.

•	The repurchase price is equal to the net asset value per Share on the last Fund Business Day of each month.

•	The repurchase proceeds will be calculated by multiplying the net asset value determined on the last Fund Business Day by the number of shares.

•	However, when the tax treatment of investors is changed, the amount of proceeds may vary thereby.

•	Any repurchase, the request for which is received by the Fund within 7 days after acquisition of the Shares being repurchased, may be subject to a fee equal to 2.00% of the Net Asset Value of the Shares repurchased; provided, however, that the Repurchase Fees are not currently imposed upon repurchase of Shares sold in Japan, although there is a possibility that the Repurchase Fees will be imposed upon repurchases of such Shares in the future.

•	If all or any part of the Sales Charge is not yet paid when the request for repurchase is made, then the unpaid Sales Charge and consumption tax chargeable to such Sales Charge shall be deducted from the repurchase price. (For more details, please refer to Q-3)

•	If the investor who purchased the Shares of the Fund at different times requests for repurchase of any of his/her Shares, the repurchase of such Shares as purchased earlier shall precede the repurchase of those purchased later. The remaining amount of the Sales Charge with respect to such repurchased Shares and consumption tax chargeable to such Sales Charge shall be deducted from the repurchase amount.

Q.8 What risks may affect NAV or yield of the Fund?

The Fund will mainly invest in USD denominated instruments. In general, the prices of bonds may go up or down due to fluctuations of interest rates and changes in international politics and economic affairs. They may decline significantly in value when the issuers go bankrupt or demand for the issuer’s goods or services is reduced. Therefore, there is no guarantee that the principal of the Fund will be maintained.

In addition to the fluctuation of the Fund’s net asset value per share, Japanese investors are subject to fluctuation of foreign exchange rates when purchasing Shares in Yen and when converting repurchase proceeds to Yen.

Repurchase requests are effective on a specific day of each month in principle.

Other risks not mentioned here are described in the Prospectus in detail.

Q.9 Do you send us any report to let us know how you manage the Fund on a regular basis?

In accordance with the Japanese Law in relation to investment trusts, the Nikko Cordial branch with which you have your account will send investment reports containing information such as performance and assets of the Fund and schedules of the securities held in the portfolio to your registered address. (You can also obtain investment reports at any branch of Nikko Cordial.)

(7)

If you would like to know the Net Asset Value of the Fund, please contact Nikko Cordial.

Q.10 Foreign Exchange Rate

1. The rate applicable upon subscription in Japan

The subscription amount of Shares shall be calculated based on the exchange rate quoted by Nikko Cordial on the Trade Day of the subscription (normally the day after the subscription request is accepted).

2. The rate applicable upon repurchase in Japan

The repurchased amount of Shares shall be calculated based on the exchange rate quoted by Nikko Cordial on the Trade Day of the repurchase (normally the day after the last Fund Business Day each month).

Q.11 Please Tell Me about Tax Treatment of Shareholders

The tax treatment of beneficial owners in Japan, if the Fund is treated as a bond investment trust for Japanese tax purposes, shall be as follows:

(i)	Distributions made by the Fund:

a.	Distributions to be made by the Fund (including the difference between redemption and principal amount both denominated in U.S. dollars on redemption) to Japanese individual beneficial owners will be subject to separate taxation from other income (i.e. withholding of income tax at the rate of 15% and withholding of local taxes at the rate of 5% in Japan). In this case, no report concerning distributions will be filed with the Japanese tax office.

b.	Distributions to be made by the Fund to Japanese corporate beneficial owners will be subject to withholding of income tax at the rate of 15% and to withholding of local taxes at the rate of 5% in Japan. In certain cases, the Handling Securities Companies will prepare a report concerning distributions and file such report with the Japanese tax office.

c.	Distributions of net investment returns such as interest, etc. and distributions of net short-term capital gains realized by the fund will be, in principle, subject to withholding of U.S. federal income tax (the statutory withholding tax rate of 30% is reduced for Japanese residents eligible to claim benefits under the US-Japan income tax treaty to 15% until June 30, 2004, and to 10% on and after July 1, 2004) and the amount obtained after such deduction will be paid in Japan. Distributions of net long-term capital gain realized by the fund will not be subject to withholding of U.S. federal income tax and the full amount thereof will be paid in Japan. The amount withheld as U.S. federal income tax may be applied for foreign tax credit in Japan.

The Japanese withholding tax imposed on distributions as referred to in a. and b. above will be collected by way of the so-called “balance collection method”, so that only the amount equivalent to 20% of the distribution before U.S. withholding tax less the amount of U.S. withholding tax withheld will be collected in Japan.

(8)

(ii)	The provisions of Japanese tax laws granting the privilege of a certain deduction from taxable income to corporations, which may apply to dividends paid by a domestic corporation, shall not apply.

(iii)	Capital gains and losses arising from a sale and repurchase of the beneficial interest shall be treated in the same way as those arising from the purchase and sale of a domestic bond investment trust, and Japanese individual beneficial owners will not be subject to capital gain taxes.

The treatment described above is regarded as most appropriate based on current law and practice. While the Fund will invest its assets in a manner intended to result in its treatment as a “public and company bond investment trust” for Japanese tax purposes, in the event that this result is not obtained, the Fund and its shareholders could be adversely affected, Japanese individual investors may be subject to capital gains taxes upon redemptions of the Fund’s shares, and Japanese shareholders may not be able to credit U.S. withholding taxes on income from the Fund against Japanese withholding taxes on income from the Fund. Any such tax obligations incurred by Japanese investors are obligations of the Fund’s Japanese shareholders, and not of the Fund or its trustees, officers or non-Japanese investors.

The taxation treatment described above may be changed subject to changes of the tax treaty between Japan and U.S. and other law or practice.

(9)

(TRANSLATION)

SECURITIES REGISTRATION STATEMENT, AS AMENDED

To: Director-General of Kanto Local Finance Bureau

Filed as of December 26, 2003,

as amended on January 14, 2004 and May 28, 2004

Name of Trust: PIMCO FUNDS

Name of Trustees:

Brent R. Harris

Chairman of Board of Trustees and Trustee

Address of Head Office:

840 Newport Center Drive

Newport Beach, California 92660, U.S.A.

Name of Attorney-in-fact:

Nagashima Ohno & Tsunematsu

Hidetaka Mihara, Attorney-at-law

Signature	(Signature)	(Seal)

Address of Attorney-in-fact:

Nagashima Ohno & Tsunematsu

Kioicho Building,

3-12, Kioicho, Chiyoda-ku, Tokyo

Name of Person to Contact with:

Masato Suzuki, Attorney-at-law

Place to Contact with:

Same as the Address of the Attorney-in-fact

Telephone Number: 03-3288-7000

Offering for Subscription Covered by

this Securities Registration Statement, as amended

Name of the Fund Concerning the Foreign Investment Trust Beneficial Securities to be Offered for Subscription:

PIMCO FUNDS - PIMCO Total Return Fund

Amount of the Foreign Investment Trust Beneficial Securities to be Offered for Subscription:

Up to 300 million Administrative Class Shares.

Up to the total amount aggregating the amounts calculated by multiplying the respective net asset value per Administrative Class Share by the respective number of Administrative Class Shares in respect of 300 million Administrative Class Shares (The maximum amount expected to be sold is U.S.$3,237 million (Yen 352.2 billion)).

Note 1:	U.S.$ amount is translated into Japanese Yen at the rate of U.S.$1.00=Yen 108.80, the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on October 31, 2003.

Note 2:	The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Administrative Class Share as of October 31, 2003 (U.S.$10.79) by 300 million Administrative Class Shares for convenience.

The Place(s) at Which Copies of

this Securities Registration Statement, as amended

Are Made Available for Public Inspection

Not Applicable

OBJECTS AND BASIC NATURE OF THE FUND

The Fund, a diversified mutual fund, seeks to maximize total return, consistent with preservation of capital and prudent investment management. The Fund is not intended to be a complete investment program, and there is no assurance it will achieve its objective.

For as long as the Fund offers its shares for sale in Japan, it shall not invest in any stock or equities, and it shall manage its entrusted assets with the purpose of investing in public and company bonds consistent with qualifying as a “public and company bond investment trust” under the Income Tax Law of Japan.

INVESTMENT POLICY

Total Return Fund Description

The investment objective of the Fund is to seek maximum total return, consistent with preservation of capital and prudent investment management. The Fund compares its performance to the Lehman Brothers Aggregate Bond Index.

There can be no assurance that the investment objective of the Fund will be achieved. For temporary, defensive or emergency purposes, the Fund may invest without limit in U.S. debt securities, including short-term money market securities, when in the opinion of the Advisor it is appropriate to do so. It is impossible to predict for how long such alternative strategies will be utilized. The value of all securities and other instruments held by the Fund will vary from time to time in response to a wide variety of market factors. Consequently, the net asset value per share of the Fund will vary.

The investment objective of the Fund is fundamental and may not be changed without shareholder approval by vote of a majority of the outstanding shares of the Fund. If there is a change in the Fund’s investment objective, including a change approved by a shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

Specific portfolio securities eligible for purchase by the Fund, investment techniques that may be used by the Fund, and the risks associated with these securities and techniques are described more fully below under “Summary of Principal Risks” and “Characteristics and Risks of Securities and Investment Techniques”.

For as long as the Fund offers its shares for sale in Japan, it shall not invest in any stock or equities, and it shall manage its entrusted assets with the purpose of investing in public and company bonds consistent with qualifying as a “public and company bond investment trust” under the Income Tax Law of Japan.

The Fund is being managed as a “bond investment trust” for as long as the Board of Trustees considers, consistent with its fiduciary obligations, that treatment of the Fund as a “bond investment trust” is in the best interests of the Fund and its shareholders.

Please see “4. Fees and Taxes, (5) Tax Treatment” below, for further details.

OBJECTS OF INVESTMENT

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of the following types of securities, which may have a variety of maturities: securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government securities”); corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities, event-linked bonds, and loan participations; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. Fixed income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to changes in relative values of currencies. Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury Department.

The average portfolio duration of the Fund will normally vary within a three- to six-year time frame based on the Advisor’s forecast for interest rates. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Ratings Services (“S&P”) or, if unrated, determined by the Advisor to be of comparable quality. The Fund may invest up to 20% of its total assets in securities denominated in currencies other than the U.S. dollar (this limit will be raised from 20% to 30%, effective June 15, 2004), and may invest beyond this limit in U.S. dollar-denominated securities of non-U.S. issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

Subject to limitations applicable to a bond investment trust, the Fund may invest its assets in derivative instruments, such as options, futures contracts or swap agreements. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

FRAMEWORK FOR MANAGEMENT OF THE FUND

Management Policy of the Fund

The Investment Advisor of the Fund, Pacific Investment Management Company LLC (PIMCO), holds a one-week conference in May every year, where all investment professionals of PIMCO gather to exchange ideas and forecasted long-term economic trends. The issues, on which their forecast is based, may range from the major political issues in the world to the changes in population figures and in social structures. Based on PIMCO’s economic outlook, they estimate interest rate and exchange rate and accordingly determine an outline of investment strategies. In addition, they adjust strategy plans, if necessary, when they change their estimated short-term inflation rate and GDP for six months to one year ahead, every quarter.

The Fund does not rely on a particular strategy but seeks stable profit by allocating risks on various types of instruments that are appropriate for investment. They do not unnecessarily extend funds’ maturity dates, focus on bonds with good yield but without credit, nor biased on certain kinds of bonds. Their aim is to steadily perform well by devising duration, diversified investment, and yield curve management.

The Fund is one of the biggest in the world in terms of assets. It invests in various types of instruments and seeks to diversify bond types, issuers and names. The Fund mainly invests in high-grade bonds of investment grades or higher. Since the inception of the Fund in September 1994, the average rating of the holdings of portfolio has been higher than AA, and more than 50% of holding has consisted of high quality names of AAA. The Fund’s maximum exposure of high yield bonds whose credit ratings are BB or lower is less than 10%.

Duration

In managing fixed income securities, one of the principal tools generally used by the Advisor is “duration,” which is a measure of the expected life of a fixed income security on a present value basis, incorporating a bond’s yield, coupon interest payments, final maturity and call features. See “Description of Duration.” Generally, when interest rates are falling, a portfolio with a shorter duration will not generate as high a level of total return as a portfolio with a longer duration. Conversely, when interest rates are rising, a portfolio with a shorter duration will generally outperform longer duration portfolios. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. When interest rates are flat, shorter duration portfolios generally will not generate as high a level of total return as longer duration portfolios (assuming that long-term interest rates are higher than short-term rates, which is commonly the case). With respect to the composition of any fixed income portfolio, the longer the duration of the portfolio, the greater the anticipated potential for total return, with, however, greater attendant market risk and price volatility than for a portfolio with a shorter duration. The market value of fixed income securities denominated in currencies other than the U.S. dollar also may be affected by movements in foreign currency exchange rates.

DISTRIBUTION POLICY

Shares begin earning dividends on the effective date of purchase, which shall be the payment date on which the subscription amount of the relevant Shares is received by the Trust. Dividends are declared daily from net investment income to shareholders of record at the close of the previous business day, and distributed to shareholders monthly. Any net realized capital gains the Fund earns from the sale of portfolio securities will be distributed no less frequently than annually. Net short-term capital gains may be paid more frequently. Dividend and capital gain distributions of the Fund will be reinvested in additional Shares unless the shareholder elects to have such distributions paid in cash, though shareholders in Japan may only elect to receive them in cash. The dividend may, in certain circumstances, be set off with a Sales Charge, and is closely connected to the terms of the subscription and repurchase; the details thereof are set out in “6. MANAGEMENT AND ADMINISTRATION, (1) (ii) b. Sales in Japan and (iii) b. Repurchase in Japan” below.

RESTRICTIONS OF INVESTMENT

The Fund’s investment objective as set forth under “(1) Investment Policy,” and the investment restrictions set forth below are fundamental policies of the Fund and may not be changed with respect to the Fund without shareholder approval by vote of a majority of the outstanding shares of the Fund. Under these restrictions:

(1)	the Fund may not concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time;

(2)	the Fund may not, with respect to 75% of the Fund’s total assets, purchase the securities of any issuer, except securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, if, as a result (i) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

(3)	the Fund may not purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein;

(4)

the Fund may not purchase or sell commodities or commodities contracts or oil, gas or mineral programs. This restriction shall not prohibit the Fund, subject to restrictions described in the prospectus filed in the U.S. and in the statement of additional information relating thereto, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws;

(5)	the Fund may borrow money or issue any senior security, only as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time;

(6)	the Fund may make loans only as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time;

(7)	the Fund may not act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws; or

(8)	Notwithstanding any other fundamental investment policy or limitation, it is a fundamental policy of the Fund that it may pursue its investment objective by investing in one or more underlying investment companies or vehicles that have substantially similar investment objectives, policies and limitations as the Fund.

To the extent the Fund covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the maintenance of segregated assets determined to be liquid in accordance with procedures adopted by the Trustees, equal in value to the amount of the Fund’s commitment to repurchase, such an agreement will not be considered a “senior security” by the Fund and therefore will not be subject to the asset coverage requirements of the 1940 Act otherwise applicable to borrowing by the Fund.

The Fund interprets its policies with respect to borrowing and lending to permit such activities as may be lawful for the Fund, to the full extent permitted by the 1940 Act or by exemption from the provisions therefrom pursuant to exemptive order of the SEC. Pursuant to an exemptive order issued by the SEC on November 19, 2001, the Fund and the other sub-funds of the Trust may enter into transactions among themselves with respect to the investment of daily cash balances of the Fund in shares of the PIMCO Money Market Fund and the PIMCO Short-Term Bond Fund (the “Central Funds”), sub-funds of the Trust, as well as the use of daily excess cash balances of the Central Funds in inter-fund lending transactions with the Fund and the other sub-funds for temporary cash management purposes. The interest paid by the Fund in such an arrangement will be less than that otherwise payable for an overnight loan, and will be in excess of the overnight rate the Central Funds could otherwise earn as lenders in such a transaction.

The Fund is also subject to non-fundamental restrictions and policies (which may be changed without shareholder approval) relating to the investment of its assets and activities.

The Fund interprets its policy with respect to the purchase and sale of commodities or commodities contracts under Fundamental Investment Restriction No. 4 above to permit the Fund, subject to its investment objectives and general investment policies, to invest in commodity futures contracts and options thereon, commodity-related swap agreements, and other commodity-related derivative instruments.

Unless otherwise indicated, all limitations applicable to Fund investments (as stated above and in the prospectus filed in the U.S. and in the statement of additional information relating thereto) apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of Fund assets invested in certain securities or other instruments, or change in the average duration of the Fund’s investment portfolio, resulting from market fluctuations or other changes in the Fund’s total assets will not require the Fund to dispose of an investment until the Advisor determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Fund. In the event that ratings services assign different ratings to the same security, the Advisor will determine which rating it believes best reflects the security’s quality and risk at that time, which may be the higher of the several assigned ratings.

Investment Restrictions Pursuant to Japanese Regulations

In addition, the Fund will, so long as the Shares are being offered for subscription by the Fund in Japan, comply with the following standards of selection under Article 26 of the “Rules Concerning Transactions of Foreign Securities” of the Japan Securities Dealers Association;

1.	The Trust will not sell the Shares in Japan except through PA Distributors LLC.

2.	The Trust has appointed, and will maintain the appointment of, a bank or trust company as the place for safe-keeping of its assets in connection with the Fund.

3.	The Tokyo District Court shall have the jurisdiction over any and all litigation related to transactions in any class of shares of the Fund acquired by Japanese investors as required by Article 26, Item 4 of the Rules Concerning Transactions of Foreign Securities of the Japan Securities Dealers Association.

4.	The Fund may not make short sales of securities or maintain a short position for the account of the Fund unless the total current value of the securities being the subject of the short sales or the short position is equal to or less than the net asset value of the Fund.

5.	The Fund may not borrow money in excess of 10% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, except for extraordinary or emergency purposes, such as in the case of a merger, amalgamation or the like.

6.	The Fund may not acquire more than 50% of the outstanding voting securities of any issuer, if aggregated with the portion of holding in such securities by any and all other mutual funds managed by Pacific Investment Management Company LLC.

7.	The Fund may not invest more than 15% of its total assets in voting securities privately placed, mortgage securities or unlisted voting securities which cannot be readily disposed of. This restriction shall not be applicable to securities determined by Pacific Investment Management Company LLC to be liquid and for which a market price (including a dealer quotation) is generally obtainable or determinable.

8.	None of the portfolio securities of the Fund may be purchased from or sold or loaned to any Trustee of the Trust, Pacific Investment Management Company LLC, acting as investment advisor of the Trust, or any affiliate thereof or any of their directors, officers or employees, or any major shareholder thereof (meaning a shareholder who holds to the actual knowledge of Pacific Investment Management Company LLC, on his own account whether in his own or other name (as well as a nominee’s name), 10% or more of the total issued outstanding shares of such a company) acting as principal or for their own account unless the transaction is made within the investment restrictions set forth in the Fund’s prospectus and statement of additional information and either (i) at a price determined by current publicly available quotations (including a dealer quotation) or (ii) at competitive prices or interest rates prevailing from time to time on internationally recognized securities markets or internationally recognized money markets (including a dealer quotation).

9.	For as long as the Fund offers its shares for sale in Japan, it shall not invest in any stock or equities, and it shall manage its entrusted assets with the purpose of investing in public and company bonds consistent with qualifying as a “public and company investment trust” under the Income Tax Law of Japan.

All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. If any violation of the foregoing investment restrictions occurs, the Trust will, promptly after discovery of the violation, take such action as may be necessary to cause the violation to cease, which shall be the only obligation of the Trust and the only remedy in respect of the violation.

If any of the foregoing standards shall, at any time when the Shares are being offered for subscription by the Trust in Japan or thereafter, no longer be required in accordance with the standards of the Japanese Securities Dealers Association, then such standards shall no longer apply.

Other

Morningstar, a leading independent servicer for evaluating mutual funds in the U.S., evaluates certain mutual funds advised by PIMCO, including the Administrative Class shares of the Fund.

INVESTMENT RISK

Summary of Principal Risks

The value of an investment in the Fund changes with the values of the Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund’s portfolio as a whole are called “principal risks.” The principal risks of the Fund are summarized in this section.

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

•	Interest Rate Risk

•	Credit Risk

•	Market Risk

•	Issuer Risk

•	Derivatives Risk

•	Liquidity Risk

•	Mortgage Risk

•	Foreign (Non-U.S.) Investment Risk

•	Currency Risk

•	Leveraging Risk

•	Management Risk

The Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by the Fund can change over time. “Characteristics and Risks of Securities and Investment Techniques” includes more information about the Fund, its investments and the related risks. There is no guarantee that the Fund will be able to achieve its investment objective. It is possible to lose money by investing in the Fund.

Interest Rate Risk. As interest rates rise, the value of fixed income securities in the Fund’s portfolio are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

Credit Risk. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

Market Risk. The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Fund investments in foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Derivatives Risk. The Fund may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Fund may use are described in more detail under “Characteristics and Risks of Securities and Investment Techniques—Derivative Instruments”. The Fund may typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk. The Fund may also use derivatives for leverage, in which case its use would involve leveraging risk (referred to below). The Fund’s use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund could lose more than the principal amount invested by investing in a derivative instrument. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Mortgage Risk. When it purchases mortgage-related securities, the Fund is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility if it holds mortgage-related securities. This is known as extension risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Foreign (Non-U.S.) Investment Risk. The securities markets of many countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund’s investments in a country other than the U.S. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

Currency Risk. Investments directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Fund’s investments in non-U.S. currency-denominated securities may reduce the returns of the Fund.

Leveraging Risk. The Fund may engage in transactions that give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, the Advisor will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, will cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities.

Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Advisor and the portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Characteristics and Risks of Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Fund. It also describes characteristics and risks of additional securities and investment techniques that may be used by the Fund from time to time. Most of these securities and investment techniques are discretionary, which means that the Advisor can decide whether to use them or not. This document does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Fund. As with any mutual fund, investors in the Fund rely on the professional investment judgment and skill of the Advisor and the portfolio manager.

For a description of the various types of securities that the Fund invests in, see page 30 onward.

Securities Selection

The Fund seeks maximum total return. The total return sought by the Fund consists of both income earned on the Fund’s investments and capital appreciation, if any, arising from increases in the market value of the Fund’s holdings. Capital appreciation of fixed income securities generally results from decreases in market interest rates or improving credit fundamentals for a particular market sector or security.

In selecting securities for the Fund, the Advisor develops an outlook for interest rates, foreign currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of the Fund’s assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on the Advisor’s outlook for the U.S. and other economies, the financial markets and other factors.

The Advisor attempts to identify areas of the bond market that are undervalued relative to the rest of the market. The Advisor identifies these areas by grouping bonds into the following sectors: money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, the Advisor will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that the Advisor’s security selection techniques will produce the desired results.

PART I. INFORMATION CONCERNING SECURITIES

1.	NAME OF FUND

PIMCO FUNDS (hereinafter referred to as the “Trust”)

The Trust is an umbrella fund consisting of sub-funds, the sub-fund shares of which will be offered in Japan is the following:

PIMCO Total Return Fund

(hereinafter referred to as the “Fund”).

2.	NATURE OF FOREIGN INVESTMENT FUND BENEFICIAL SECURITIES CERTIFICATES:

Registered shares with par value of $0.0001 each.

The Fund is an open-end management investment fund.

The Trust consists of the following 63 sub-funds, and its shares are divided into at most 10 classes: Institutional Class, Administrative Class, Advisor Class, Class A, Class B, Class C, Class D, Class J, Class K and Class R.

1.	All Asset Fund

2.	All Asset All Authority Fund

3.	California Intermediate Municipal Bond Fund

4.	California Municipal Bond Fund

5.	Commercial Mortgage Securities Fund

6.	CommodityRealReturn Strategy Fund

7.	Convertible Fund

8.	Diversified Income Fund

9.	Emerging Markets Bond Fund

10.	European Convertible Fund

11.	European StocksPLUS TR Strategy Fund

12.	Far East (ex-Japan) StocksPLUS TR Strategy Fund

13.	Foreign Bond Fund (Unhedged)

14.	Foreign Bond Fund (U.S. Dollar-Hedged)

15.	Global Bond Fund (Unhedged)

16.	Global Bond Fund (U.S. Dollar-Hedged)

17.	GNMA Fund

18.	High Yield Fund

19.	Investment Grade Corporate Bond Fund

20.	International StocksPLUS TR Strategy

21.	Japanese StocksPLUS TR Strategy Fund

22.	Liquid Assets Fund

23.	Long Duration Fund

24.	Long-Term U.S. Government Fund

25.	Low Duration Fund

26.	Low Duration Fund II

27.	Low Duration Fund III

28.	Moderate Duration Fund

29.	Money Market Fund

30.	Municipal Bond Fund

31.	New York Municipal Bond Fund

32.	Real Return Asset Fund

33.	Real Return Fund

34.	Real Return Fund II

35.	RealEstateRealReturn Strategy Fund

36.	Short Duration Municipal Income Fund

37.	Short-Term Fund

38.	StocksPLUS Fund

39.	StocksPLUS Municipal-Backed Fund

40.	StocksPLUS TR Short Strategy Fund

41.	StocksPLUS Total Return Fund

42.	Strategic Balanced Fund

43.	Total Return Fund

44.	Total Return Fund II

45.	Total Return Fund III

46.	Total Return Mortgage Fund

47.	Asset-Backed Securities Portfolio

48.	Asset-Backed Securities Portfolio II

49.	Emerging Markets Portfolio

50.	High Yield Portfolio

51.	International Portfolio

52.	Investment Grade Corporate Portfolio

53.	Loan Obligation Portfolio

54.	Mortgage Portfolio

55.	Mortgage Portfolio II

56.	Municipal Sector Portfolio

57.	Opportunity Portfolio

58.	Real Return Portfolio

59.	Short-Term Emerging Markets Portfolio

60.	Short-Term Portfolio

61.	Short-Term Portfolio II

62.	U.S. Government Sector Portfolio

63.	U.S. Government Sector Portfolio II

Among the above 63 sub-funds, Administrative Class Shares (hereinafter referred to as the “Shares”) of the following sub-fund are publicly offered in Japan. No rating has been acquired.

PIMCO Total Return Fund

3.	NUMBER OF SHARES TO BE OFFERED FOR SALE (IN JAPAN)

Up to 300 million Shares

4.	TOTAL AMOUNT OF OFFERING PRICE:

Up to the total amount aggregating the amounts calculated by multiplying the respective net asset value per Share by the respective number of Shares in respect of 300 million Shares. (The maximum amount expected to be sold is U.S.$3,237 million (Yen352.2 billion).)

Note 1:	The maximum amount expected to be sold is the amount calculated, for convenience, by multiplying the net asset value per Share as of October 31, 2003 ($10.79) by the number of Shares to be offered (300 million). “U.S. $ “ may be referred to hereafter as “$”.

Note 2:	Dollar amount is translated for convenience at the rate of $1.00=Yen 108.80 (the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on October 31, 2003). The same applies hereinafter.

Note 3:	In this Document, money amounts and percentages have been rounded. Therefore, there are cases in which the amount of the “total column” is not equal to the aggregate amount. Also, translation into yen is made simply by multiplying the corresponding amount by the conversion rate specified and rounded up or down when necessary. As a result, in this Document, there are cases in which Japanese yen figures for the same information differ from each other.

5.	ISSUE PRICE:

The Net Asset Value per Share (denominated in U.S. dollars) next calculated on a Fund Business Day after each application for purchase is received by the Trust.

Note :	A “Fund Business Day” means a day on which the New York Stock Exchange (“NYSE”) is open for business.

6.	SALES CHARGE:

(A)	Sales Charge

No sales charge is payable at the time of application for purchase. A monthly sales charge (the “Sales Charge”) is deducted upon payment of the monthly dividend beginning two months after the month in which the application for purchase is made. The investors who apply for purchase shall pay a Sales Charge equal to 0.105% (0.10% excluding consumption tax) of the net asset value per Share determined on the last Fund Business Day in each month in respect of which the relevant dividend is calculated and consumption tax chargeable to the Sales Charge for a period of at least 2 and up to 20 times, depending on the number of Shares to which the investor subscribes (see the Table below).

The amount of the Sales Charge may fluctuate each month.

Number of Shares Applied per Transaction	Rate of Sales Charge
Less than 100,000 Shares	0.105%×20times=2.10% (2.00% excluding consumption tax)

100,000 – 499,999 Shares	0.105%×15 times=1.575% (1.50% excluding consumption tax)

500,000 – 999,999 Shares	0.105%×10 times=1.05% (1.00% excluding consumption tax)

1,000,000 – 4,999,999 Shares	0.105%×5 times=0.525% (0.50% excluding consumption tax)

5,000,000 Shares or more	0.105%×2 times=0.21% (0.20% excluding consumption tax)

*	If the request for repurchase is made before all the Sales Charge as referred to in the above table are fully paid, then the unpaid Sales Charges, which were not previously paid out by setting off with the dividend, and consumption tax chargeable to the Sales Charge will be deducted from the repurchase price. In such case, such unpaid Sales Charge will be calculated based on the net asset value per Share on the date of the relevant request for repurchase (which is the last Fund Business Day in the relevant month). Repurchases may also be subject to repurchase fees. See “(B) Repurchase Fee” below.

**	If (i) no dividend is paid in any month or (ii) the amount of any dividend to be paid in any month is less than the amount of the Sales Charge payable with respect to such month, then the relevant Sales Charge with respect to such month shall not be paid in such month, but shall be payable in or after the next month.

(B)	Repurchase Fee

Shareholders are subject to a repurchase fee (i.e., a redemption fee) on any repurchases where the date that the repurchase request is received by the Trust (which is the last Fund Business Day in the relevant month) falls less than seven days after the shareholder acquired the Shares submitted for repurchase (the “Repurchase Fee”). The Repurchase Fee is equal to 2.00% of the net asset value of Shares repurchased (based on the total repurchase proceeds after any applicable Sales Charge imposed on the repurchase).

In cases where a Shareholder submitting Shares for repurchase holds Shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which Shares are being repurchased, and therefore whether a Repurchase Fee is payable. Repurchase Fees are deducted automatically from the amount to be received in connection with a repurchase and are paid to the Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term Shareholders from such costs. In cases where repurchases are processed indirectly through other handling securities companies, there may be a delay between the time the Shareholder submits his or her Shares and the payment of the Repurchase Fee to the Fund, depending on such handling securities companies’ trade processing procedures and systems. Repurchase Fees are not sales charges.

The Repurchase Fees are not currently imposed upon repurchase of Shares sold in Japan, although there is a possibility that the Repurchase Fees will be imposed upon repurchases of such Shares in the future.

7.	MINIMUM AMOUNT OR NUMBER OF SHARES FOR SUBSCRIPTION:

The minimum amount for purchase of Shares is 100 Shares and in integral multiples of 10 Shares.

8.	PERIOD OF SUBSCRIPTION:

From:	December 28, 2003 (Sunday)
To:	December 27, 2004 (Monday)

Provided that the subscription is handled only on a Fund Business Day and a business day in Japan.

9.	PLACE OF SUBSCRIPTION:

Nikko Cordial Securities Inc. (hereinafter referred to as “ Nikko Cordial”) at 3-1, Marunouchi 3-chome, Chiyoda-ku, Tokyo

Note:	The subscription is handled at the head office and the branch offices in Japan of the above-mentioned securities company.

10.	DATE OF PAYMENT:

Investors shall pay the subscription amount in yen to Nikko Cordial on the third business day in Japan from the day (which is a business day in Japan) when Nikko Cordial receives confirmation from the Trust of the execution of the order (the “Trade Day”) (see “Part II. Information Concerning the Fund, I. Description of the Fund, 6. Management and Administration, (1) (ii) Procedure of Sales” below.). Nikko Cordial shall pay such subscription amount in U.S. dollars to the Trust, or its designee, on the date in the U.S corresponding to the date in Japan Nikko Cordial receives the subscription amount from investors (“Payment Date”) or such other time as may be required by laws of U.S.

11.	PLACE OF PAYMENT:

Nikko Cordial Securities Inc. at 3-1, Marunouchi 3-chome, Chiyoda-ku, Tokyo

Note:	The payment is handled at the head office and the branch offices in Japan of the above-mentioned securities company.

12.	MATTERS CONCERNING CLEARING AGENCY:

Not applicable.

13.	MISCELLANEOUS:

(A)	Outline of Underwriting, etc.:

(i)	Nikko Cordial undertakes to make a public offering of up to 300 million Shares in accordance with an agreement dated May 5, 2000 entered into with the Distributor in connection with the sale of the Shares in Japan.

(ii)	During the subscription period, Nikko Cordial will forward the purchase orders and repurchase requests of the Shares received directly or indirectly through other handling securities companies (the “Handling Securities Companies”) to the Distributor.

(iii)	The Fund has appointed Nikko Cordial as the Agent JSDA Member in Japan.

Note:	“The Agent JSDA Member” shall mean a financial institution which, under a contract made with a foreign issuer of investment securities, makes public the information concerning the net asset value per Share and submits or forwards the financial reports or other documents to the Japan Securities Dealers Association (“JSDA”) and other Handling Securities Companies rendering such other services.

(B)	Method of Subscription:

Investors who subscribe for Shares shall enter into an agreement with a Handling Securities Company concerning transactions of foreign securities. A Handling Securities Company shall provide to the investors a Contract Concerning a Foreign Securities Transactions Account (“Contract”) and the investors submit to the Handling Securities Company an application for requesting the opening of a transactions account under the Contract. The subscription amount shall be paid in yen and the yen exchange rate shall be the exchange rate which shall be based on the foreign exchange rate quoted in the Tokyo Foreign Exchange Market on the Trade Day of each subscription and which shall be determined by such Handling Securities Company. Provided, however, that such subscription amount may be paid in dollars to the extent acceptable to the Handling Securities Company, such as by means of wire transfer through banks.

The subscription amount shall be paid in dollars to the Trust, or its designee, by Nikko Cordial on the Payment Date or such other time as may be required by laws of U.S.

Shares shall not be offered, sold, resold or delivered in Japan to a United States person through the Handling Securities Company except for the Shares currently held by a United States person.

(C)	Custody of Shares

In the interest of economy and convenience, certificates for shares will not be issued to investors in the U.S. To shareholders in Japan, the Trust shall issue a global certificate representing Shares of such Shareholders, and such global certificate shall be held in custody in the name of Nikko Cordial by the Custodian, the Distributor or any designated entity thereof; provided, however, that neither Nikko Cordial nor shareholders in Japan can withdraw the said global certificate or any part of it from the custody, or request the Trust to issue any certificate (in definitive form or otherwise) representing any Share. Shareholders in Japan shall be required to entrust the custody of their Shares with Nikko Cordial.

The matters concerning the receipt are in accordance with the Contract.

Upon purchase of Shares, investors shall be required to enter into an agreement with the Distributor concerning transactions of foreign securities in accordance with the Contract Concerning a Foreign Securities Transactions Account. In addition, their Shares should be taken for custody by the Distributor.

For the custody of Shares, investors shall be charged an account management fee (¥3,150 (¥3,000 excluding consumption tax) per year; ¥7,560 (¥7,200 excluding consumption tax) per three-year lump sum payment) in accordance with the Contract Concerning a Foreign Securities Transactions Account.

(D)	Expenses summary:

Expenses are one of several factors to consider when investing. The following table summarizes an investor’s maximum transaction costs from investing in Shares of the Fund and expenses incurred in respect of Shares in the most recent fiscal year.

Shareholder transaction expenses

Sales load imposed on purchases	(Notes	)
Repurchase Fee	(Notes	)

Annual Fund operating expenses

(as a percentage of average net assets)

Advisory fees	0.25%
12b-1 (service) fees	0.25%
Other expenses *	0.18%

Total Fund operating expenses	0.68%

*	Other expenses reflect an administrative fee of 0.18%.

The table is provided to help you understand the expenses of investing in Shares of the Fund and of your share of the operating expenses. The expenses shown in the table do not reflect the application of credits that reduce certain Fund expenses.

(Notes)	For information on the sales charge imposed on purchases, see “6. Sales Charge (A) Sales Charge” above.
For information on the repurchases fee imposed on certain repurchases, see “6. Sales Charge (B) Repurchase Fee” above.

(E)	Offering outside Japan:

In parallel with this offering, the Shares will be sold outside Japan.

PART II. INFORMATION CONCERNING THE FUND

I.	DESCRIPTION OF THE FUND

1.	NATURE OF THE FUND

(1)	Objects and Basic Nature of the Fund:

See “OBJECTS AND BASIC NATURE OF THE FUND” on page 1 above.

(2)	History of the Fund:

February 19, 1987:

Organization in the name of Pacific Investment Management Institutional Trust as a Massachusetts business trust issuing a single class of shares, (subsequently designated the “Institutional Class”).

Adoption of Declaration of Trust.

February 25, 1992:	Change of the name of the Trust to PIMCO Funds. Amendment of Declaration of Trust Amended and Restated Establishment and Designation of Total Return Portfolio as Total Return Fund.

May 31, 1994:	Amended and Restated Establishment and Designation of Total Return Fund so as to establish and designate Class A (redesignated “Institutional Class”) and Class B (redesignated “Administrative Class”) shares.

August 27, 1996:	Amended and Restated Establishment and Designation of Total Return Fund so as to establish and designate three new classes of shares, designated Class A, Class B and Class C shares.

February 24, 1998:	Amended and Restated Establishment and Designation of Total Return Fund so as to establish and designate an additional class of shares, Class D shares.

July 22, 1998:	Commencement of public offering of the Administrative Class shares of Total Return Fund in Japan.

May 26, 1999:	Amended and Restated Establishment and Designation of Total Return Fund so as to establish and designate Class J shares and Class K shares.

March 16, 2000:	Approval by Shareholders of Amended and Restated Declaration of Trust.

March 31, 2000:	Amended and Restated Declaration of Trust filed with the Secretary of State of the Commonwealth of Massachusetts.

May 31, 2000:	Amended and Restated Declaration of Trust filed with the Secretary of State of the Commonwealth of Massachusetts for a name change to a Series of the Trust.

August 22, 2000:	Amended and Restated Establishment and Designation of a new Series of the Trust.

May 22, 2001:	Amended and Restated Establishment and Designation of a new Series of the Trust.

August 21, 2001:	Amended and Restated Establishment and Designation of a new Series of the Trust.

February 26, 2002	Amended and Restated Establishment and Designation of a new Series of the Trust.

May 28, 2002	Amended and Restated Establishment and Designation of a new Series of the Trust.

June 28, 2002	Amended and Restated Establishment and Designation of a new Series of the Trust.

November 19, 2002	Amended and Restated Establishment and Designation of Total Return Fund so as to establish and designate Advisor Class and Class R shares.

June 30, 2003	Establishment and Designation of a new Series of the Trust.

June 30, 2003	Establishment and Designation of a new Series of the Trust.

September 30, 2003	Establishment and Designation of eight new Series of the Trust.

April 28, 2004	Establishment and Designation of a new Series of the Trust.

(3)	Structure of the Fund:

(a)	Chart for the Structure the Fund

(b)	Related Companies of the Fund

Names and related business of the affiliated companies of the Fund are as follows:

(1)	Pacific Investment Management Company LLC (the “Administrator”, the “Investment Advisor” the “Advisor” or “PIMCO”) renders investment advisory and administrative services to the Fund.

(2)	State Street Bank and Trust Company (the “Custodian”) acts as custodian.

(3)	PA Distributors LLC (the “Distributor”) engages in providing distribution and marketing services to the Fund.

Note:	PIMCO Funds Distributors LLC changed its name to PIMCO Advisors Distributors LLC effective October 31, 2002. PIMCO Advisors Distributors LLC changed its name to PA Distributors LLC effective May 3, 2004.

(4)	Nikko Cordial Securities Inc. (“Nikko Cordial”, “Distributor in Japan” or “Agent JSDA Member”) engages in forwarding the purchase or repurchase orders for the Shares in Japan and also acts as the agent JSDA member.

(5)	Boston Financial Data Services–Midwest (the “Transfer Agent”) acts as transfer agent and dividend disbursing agent for the Shares.

(c)	Outline of the Administrator and Investment Advisor

(i) Law of Place of Organization

Pacific Investment Management Company LLC was formed in 1971 under the laws of the state of California (“PIMCO California”). In September 1994, all of the assets of PIMCO California were contributed to Pacific Investment Management Company, a Delaware general partnership. In May 2000, the Investment Advisor was reorganized as a Delaware limited liability company.

Its investment advisory business primarily is regulated under the Investment Advisors Act of 1940, as amended (“Advisors Act”). Under the Advisors Act, an investment advisor includes, with certain exceptions, any person who, for compensation, engages in the business of advising others, either directly or through publications or writings, as to the value of securities or as to the advisability of investing in, purchasing or selling securities, or who, for compensation and as part of a regular business, issues analyses or reports concerning securities. Investment advisors under the Advisors Act may not conduct their business unless they are registered with the U.S. Securities and Exchange Commission (“SEC”) or exempt from registration.

(ii) Outline of the Supervisory Authority

The Investment Advisor is registered as an investment advisor under the Advisors Act.

(iii) Purpose

The principal purpose and business of the Investment Advisor is to own and conduct investment management business activities, directly or indirectly through subsidiary entities, as the same may be developed and/or changed, and to engage in and enter into any and all activities, contracts, joint ventures and agreements related or incident to the operation and development of such investment management business activities. The Investment Advisor is also authorized to engage in any other lawful activity for which limited liability companies may be organized under Delaware law, subject to the receipt of necessary approvals and consents.

(iv) History of the Administrator

The Administrator, which is also the Investment Advisor, is an investment counseling firm founded in 1971, and had approximately $373.8 billion in assets under management as of December 31, 2003. PIMCO is a subsidiary of Allianz Dresdner Asset Management of America L.P. (“Allianz Dresdner Asset Management of America”). Allianz Dresdner Asset Management of America was organized as a limited partnership under Delaware law in 1987. Allianz Dresdner Asset Management of America’s sole general partner is Allianz-PacLife Partners LLC. Allianz-PacLife Partners LLC is a Delaware limited liability company with three members, ADAM U.S. Holding LLC, a Delaware limited liability company, Pacific Asset Management LLC, a Delaware limited liability company and Pacific Life Insurance Company, a California stock life insurance company. The sole member of ADAM U.S. Holding LLC is Allianz Dresdner Asset Management of America LLC. Allianz Dresdner Asset Management of America LLC has two members, Allianz of America, Inc., a Delaware corporation which owns a 99.9% non-managing interest and Allianz Dresdner Asset Management of America Holding Inc., a Delaware corporation which owns a 0.01% managing interest. Allianz Dresdner Asset Management of America Holding Inc. is a wholly-owned subsidiary of Allianz Dresdner Asset Management Aktiengesellschaft, which is wholly-owned by Allianz Aktiengesellschaft (“Allianz AG”). Allianz of America, Inc. is wholly-owned by Allianz AG. Pacific Asset Management LLC is a wholly owned subsidiary of Pacific Life Insurance Company, a wholly-owned subsidiary of Pacific Mutual Holding Company. Allianz AG indirectly holds a controlling interest in Allianz Dresdner Asset Management of America. Allianz AG is a European-based, multinational insurance and financial services holding company. Pacific Life Insurance Company owns an indirect minority equity interest in Allianz Dresdner Asset Management of America and is a California-based insurance company.

Significant institutional shareholders of Allianz AG currently include Münchener Rückversicherungs-Gessellschaft AG (“Munich Re”). Allianz has significant holdings in BASF AG, Bayer AG, Daimler Chrysler and Schering AG. These entities as well as certain broker-dealers that might be controlled by or affiliated with Allianz AG or these entities (collectively, the “Affiliated Brokers”), may be considered to be affiliated persons of PIMCO. Absent an SEC exemption or other relief, the Funds generally are precluded from effecting principal transactions with the Affiliated Brokers, and its ability to purchase securities being underwritten by an Affiliated Broker or to utilize the Affiliated Brokers for agency transactions is subject to restrictions. PIMCO does not believe that the restrictions on transactions with the Affiliated Brokers described above materially adversely affect its ability to provide services to the Funds, the Funds’ ability to take advantage of market opportunities, or the Funds’ overall performance.

(v) Amount of Capital (as of the end of December 2003)

$164,207,823.28

(vi) Information Concerning Major Shareholders

The membership interest of the Administrator and the Investment Advisor are held approximately 88% by Allianz Dresdner Asset Management of America L.P. and 12% by PIMCO Partners, LLC, a California limited liability company which is owned by the current managing directors and executive management of Pacific Investment Management Company LLC.

(c)	Outline of the Trust

(i) Law of Place of Organization

PIMCO Total Return Fund is a diversified series of PIMCO Funds, a Massachusetts business trust organized in Massachusetts, U.S.A. on February 19, 1987.

Chapter 182 of the Massachusetts General Laws prescribes the fundamental matters in regard to the operations of certain business trusts constituting voluntary associations under that chapter.

The Trust is an open-end, management investment company under the Investment Company Act of 1940.

(ii) Outline of the Supervisory Authority

Refer to “1. Nature of the Fund, (5) Outline of the Competent Authorities” below.

(iii) Purpose

The purpose of the Trust is to provide investors a trust for the investment and reinvestment of funds contributed thereto.

(iv) History

Refer to “1. Nature of the Fund, (2) History of the Fund” above.

(v) Amount of Capital

Not applicable.

(vi) Information Concerning Major Shareholders

Not applicable.

(4)	Outline of Laws Regulating the Fund in the Jurisdiction Where Established:

(a)	Name of the Fund:

PIMCO FUNDS (the “Trust”)

The Trust is an umbrella fund consisting of sub-funds, the sub-fund whose shares will be offered in Japan is the PIMCO Total Return Fund (the “Fund”).

(b)	Form of the Fund

The Fund is a diversified series of the Trust, a Massachusetts business trust organized on February 19, 1987. The Trust was created under, and is subject to, the General Laws of the Commonwealth of Massachusetts. A Massachusetts business trust is an association organized by the execution and delivery of a declaration of trust, which establishes the rights and obligations of the trustees of the trust and the holders of its shares of beneficial interest. Unlike a corporation, which is a form of organization created through compliance with applicable state statutes, a Massachusetts business trust is created by agreement (i.e., the declaration of trust). While the General Laws of Massachusetts require that a Massachusetts business trust file its declaration of trust with the Commonwealth of Massachusetts, such filing is not a condition precedent to the existence of the trust. As such, the Fund is a contract type of investment fund. A copy of the Trust’s Amended and Restated Declaration of Trust is on file with the Secretary of State of the Commonwealth of Massachusetts.

The Trust is an open-end management investment fund with an unlimited number of authorized shares of beneficial interest which may be divided without shareholder approval into two or more series or classes of shares having such preferences and special or relative rights and privileges as the Trustees of the Trust determine. The Trust’s shares currently are divided into multiple series, one of which is this PIMCO Total Return Fund, and the Fund’s shares are divided into eight classes. The Fund’s Administrative Class shares are currently offered in Japan. On May 26, 1999, the Trust registered with SEC Class J shares and Class K shares for 15 of the Trust’s series to be offered and sold solely in Japan. As of the date of this document, no Class J shares or Class K shares have been offered in Japan. The Fund also offers in the United States of America other classes of shares with different sales charges and expenses. Because of these different sales charges and expenses the investment performance of the classes will vary.

Each share has one vote, with fractional shares voting proportionally. Shares of all classes will vote together as a single class except when otherwise required by law or as determined by the Trustees. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the Fund were liquidated, would receive the net residual assets of the Fund. The Fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the Fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares of the Trust have the right to call a meeting to consider the removal of a Trustee.

(c)	Governing Law

The Trust is registered with the SEC as an investment company and is therefore subject to regulation under the United States Investment Company Act of 1940, as amended (the “1940 Act”). The sale of the Fund’s shares is subject to, among other things, the United States Securities Act of 1933, as amended (the “1933 Act”). The Fund also intends to qualify each year and elect to be taxed as a regulated investment company under the United States Internal Revenue Code of 1986, as amended.

(d)	Outline of the Governing Law

The following is a brief outline of certain of the principal statutes regulating the operations of the Fund in the U.S.:

a.	Massachusetts General Laws, Chapter 182—Voluntary Associations and Certain Trusts, which provides, inter alia, as follows:

A copy of the Amended and Restated Declaration of Trust must be filed with the Secretary of State of the Commonwealth of Massachusetts. Any amendment of the Amended and Restated Declaration of Trust must be filed with the Secretary within thirty days after the adoption of such amendment.

The Trust must annually file with the Secretary of State on or before June 1 a report providing the name of the Trust, its address, number of shares outstanding and the names and address of its trustees.

Penalties may be assessed against the Trust for failure to comply with certain of the provisions of Chapter 182.

b.	Investment Company Act of 1940

The 1940 Act generally requires investment companies to register as such with the SEC, and to comply with a number of substantive regulations of their operations. The 1940 Act requires, among other things, that an investment company provide periodic reports to its shareholders, generally limits an investment company’s ability to engage in transactions with its affiliates, and requires that the company’s contract with its investment manager be approved by shareholders and the independent members of the investment company’s governing board. The 1940 Act also imposes limits on the capital structure of an open-end investment company by effectively limiting the securities that such an investment company may issue to common shares and by restricting the investment company’s ability to incur debt.

c.	Securities Act of 1933

The 1933 Act regulates sales of securities unless the securities are exempt or excluded from regulation under that Act. The 1933 Act, among other things, imposes various registration requirements upon issuers of securities and provides for various liabilities for failures to comply with its provisions or in respect of other specified matters.

d.	Securities Exchange Act of 1934

The Securities Exchange Act of 1934, as amended (the “1934 Act”), regulates a variety of matters involving, among other things, the secondary trading of securities, periodic reporting by the issuers of securities, and certain of the activities of transfer agents, brokers, and dealers.

e.	The Internal Revenue Code

The Fund intends to qualify as a “regulated investment company” for U.S. federal income tax purposes, which will subject the Fund to restrictions applicable to the sources from which it derives its gross income, the diversification of its assets and the distribution of its investment company taxable income and tax exempt interest, and to meet all other requirements necessary for it to be relieved of U.S. federal taxes on income and gains it distributes to shareholders. Shareholders that are not exempt from taxation must pay tax on their distributions even if they reinvest their dividends in the Fund.

f.	Other Laws

The Fund is subject to the provisions of other laws, rules, and regulations applicable to the Fund or its operations, such as, for example, various state laws regarding the registration of the Fund’s shares.

(5)	Outline of the Competent Authorities

Among the regulatory authorities having jurisdiction over the Trust or certain of its operations are the SEC and the Internal Revenue Service, both U.S. federal agencies, and U.S. state regulatory agencies or authorities.

a.	The SEC has broad authority to oversee the application and enforcement of the federal securities laws, including the 1940 Act, the 1933 Act, and the 1934 Act, among others, with respect to the Trust and the Fund. The 1940 Act provides the SEC with broad authority to inspect the records of investment companies, to exempt investment companies or certain practices from the provisions of the 1940 Act, and otherwise to enforce the provisions of the 1940 Act.

b.	The Internal Revenue Service has broad authority to administer and enforce the federal tax laws, including the authority to inspect the records of the Trust and the Fund to monitor compliance with applicable tax laws and regulations.

c.	State authorities have the authority to require the registration of investment company securities sold to their residents or within their jurisdictions and to regulate the activities of brokers, dealers, or other persons directly or indirectly engaged in related activities.

2.	INVESTMENT POLICY

(1)	Investment Policy:

See “INVESTMENT POLICY” on page 1 above.

(2)	Objects of Investment:

See “OBJECTS OF INVESTMENT” on page 2 above.

(3)	Framework for Management of the Fund:

See “FRAMEWORK FOR MANAGEMENT OF THE FUND” on page 3 above.

(4)	Distribution Policy:

See “DISTRIBUTION POLICY” on page 4 above.

(5)	Restrictions of Investment:

See “RESTRICTIONS OF INVESTMENT” on page 4 above.

3.	INVESTMENT RISK

Summary of Principal Risks

See “Summary of Principal Risks” on page 8 above.

Characteristics and Risks of Securities and Investment Techniques

See “Characteristics and Risks of Securities and Investment Techniques” on page 10 above.

Securities Selection

See “Securities Selection” on page 11 above.

U.S. Government Securities

U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or government-sponsored enterprises. The U.S. Government does not guarantee the net asset value of the Fund’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities include securities that have no coupons, or have been stripped of their unmatured interest coupons, individual interest coupons from such securities that trade separately, and evidences of receipt of such securities. Such securities may pay no cash income, and are purchased at a deep discount from their value at maturity. Because interest on zero coupon securities is not distributed on a current basis but is, in effect, compounded, zero coupon securities tend to be subject to greater market risk than interest-paying securities of similar maturities. Custodial receipts issued in connection with so-called trademark zero coupon securities, such as CATs and TIGRs, are not issued by the U.S. Treasury, and are therefore not U.S. Government securities, although the underlying bond represented by such receipt is a debt obligation of the U.S. Treasury. Other zero coupon Treasury securities (STRIPs and CUBEs) are direct obligations of the U.S. Government.

Municipal Bonds

Municipal bonds are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds. The types of municipal bonds in which the Fund may invest include municipal lease obligations. The Fund may also invest in securities issued by entities whose underlying assets are municipal bonds.

The Fund may invest, without limitation, in residual interest bonds, which are created by depositing municipal securities in a trust and dividing the income stream of an underlying municipal bond in two parts, one, a variable rate security and the other, a residual interest bond. The interest rate for the variable rate security is determined by an index or an auction process held approximately every 7 to 35 days, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

Corporate Debt Securities

Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities. Debt securities may be acquired with warrants attached. Corporate debt securities do not include forms of preferred or preference stock. The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. See “Variable and Floating Rate Securities” below. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

Investments in corporate debt securities that are rated below investment grade (rated below Baa (Moody’s) or BBB (S&P)) are described as “speculative” both by Moody’s and S&P. Such securities are sometimes referred to as “junk bonds,” and may be subject to greater market fluctuations, less liquidity and greater risk of loss of income or principal, including a greater possibility of default or bankruptcy of the issuer of such securities, than are more highly rated debt securities. Moody’s also describes securities rated Baa as having speculative characteristics. The Advisor seeks to minimize these risks through diversification, in-depth credit analysis and attention to current developments in interest rates and market conditions. See “Description of Securities Ratings.” Investments in high yield securities are discussed separately below under “High Yield Securities (“Junk Bonds”).”

Convertible Securities

The Fund may invest in convertible securities, which may offer higher income than the common stocks into which they are convertible. Typically, convertible securities are callable by the company, which may, in effect, force conversion before the holder would otherwise choose.

The convertible securities in which the Fund may invest consist of bonds, notes, and debentures which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The Fund may be required to permit the issuer of a convertible security to redeem the security, convert it into the underlying common stock, or sell it to a third party. Thus, the Fund may not be able to control whether the issuer of a convertible security chooses to convert that security. If the issuer chooses to do so, this action could have an adverse effect on the Fund’s ability to achieve its investment objective.

While the Fund intends to invest primarily in fixed income securities, it may invest in convertible securities. While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, legal or technical restrictions. In such cases, the Fund may consider convertible bonds to gain exposure to such investments.

For as long as the Fund offers its shares for sale in Japan, it shall not invest in any convertible securities that are classified as stock or equities.

Loan Participations and Assignments

The Fund may invest in fixed- and floating-rate loans arranged through private negotiations between an issuer of debt instruments and one or more financial institutions (“lenders”). Generally, the Fund’s investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties.

Large loans to corporations or governments may be shared or syndicated among several lenders, usually banks. The Fund may participate in such syndicates, or can buy part of a loan, becoming a direct lender. Participations and assignments involve special types of risk, including limited marketability and the risks of being a lender. See “Illiquid Securities” for a discussion of the limits on the Fund’s investments in loan participations and assignments with limited marketability. If the Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower. In assignments, the Fund’s rights against the borrower may be more limited than those held by the original lender.

Delayed Funding Loans and Revolving Credit Facilities

The Fund may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. These commitments may have the effect of requiring the Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid).

The Fund may acquire a participation interest in delayed funding loans or revolving credit facilities from a bank or other financial institution. See “Loan Participations and Assignments.” The terms of the participation require the Fund to make a pro rata share of all loans extended to the borrower and entitles the Fund to a pro rata share of all payments made by the borrower. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. To the extent that the Fund is committed to advance additional funds, it will at all times segregate assets, determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet such commitments.

Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

The Fund may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide the Fund with a certain degree of protection against rises in interest rates, the Fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

The Fund may also invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality. The Fund has adopted a policy under which the Fund will invest no more than 5% of its total assets in any combination of mortgage-related or other asset-backed inverse floater, interest only (“IO”), or principal only (“PO”) securities. See “Mortgage-Related and Other Asset-Backed Securities” for a discussion of IOs and POs.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that secures inflation into the principal value of the bond. Most other issuers pay out the CPI accruals (“CPI” means “consumer price index”) as part of a semi-annual coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The securities will pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if an investor purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole years’ inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Fund may also invest in other inflation related bonds which may or may not provide a similar guarantee. If such a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any other inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in another country will be correlated to the rate of inflation in the United States.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Mortgage-Related and Other Asset-Backed Securities

The value of some mortgage- or asset-backed securities in which the Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Fund, the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Advisor to forecast interest rates and other economic factors correctly.

Mortgage-Pass-Through Securities are securities representing interests in “pools” of mortgage loans secured by residential or commercial real property in which payments of both interest and principal on the securities are generally made monthly, in effect “passing through” monthly payments made by the individual borrowers on the mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on some mortgage-related securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Like other fixed income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of purchase. To the extent that unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of such security can be expected to increase.

Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by GNMA); or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by FNMA or the Federal Home Loan Mortgage Corporation (“FHLMC”), which are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations). Mortgage-related securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

Collateralized Mortgage Obligations (“CMOs”) are hybrid mortgage-related instruments. Interest and pre-paid principal on a CMO are paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes, with each class bearing a different stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired. CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by the Fund, while other CMOs, even if collateralized by U.S. Government securities, will have the same status as other privately issued securities for purposes of applying the Fund’s diversification tests.

Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Mortgage-Related Securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, such as mortgage dollar rolls (see “Reverse Repurchase Agreements, Dollar Rolls, and Borrowings”), CMO residuals or stripped mortgage-backed securities (“SMBS”), and may be structured in classes with rights to receive varying proportions of principal and interest.

A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity from these securities. The Fund has adopted a policy under which the Fund will invest no more than 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO, or inverse floater securities. The Fund may invest in other asset-backed securities that have been offered to investors.

The Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The Fund may invest in other asset-backed securities that have been offered to investors.

Repurchase Agreements

For the purpose of achieving income, the Fund may enter into repurchase agreements, which entail the purchase of a portfolio-eligible security from a bank or broker-dealer that agrees to repurchase the security at the Fund’s cost plus interest within a specified time (normally one day). If the party agreeing to repurchase should default, as a result of bankruptcy or otherwise, the Fund will seek to sell the securities which it holds, which action could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. The Fund will invest no more than 15% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

Reverse Repurchase Agreements, Dollar Rolls, and Borrowings

A reverse repurchase agreement involves the sale of a security by the Fund and its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. The Fund generally will segregate assets determined to be liquid by the Advisor to cover its obligations under reverse repurchase agreements and, to this extent, a reverse repurchase agreement (or economically similar transaction) will not be considered a “senior security” subject to the 300% asset coverage requirements otherwise applicable to borrowings by the Fund.

The Fund may enter into dollar rolls, in which the Fund sells mortgage-backed or other securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. In the case of dollar rolls involving mortgage-backed securities, the mortgage-backed securities that are purchased will be of the same type and will have the same interest rate as those sold, but will be supported by different pools of mortgages. The Fund forgoes principal and interest paid during the roll period on the securities sold in a dollar roll, but the Fund is compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the securities sold. The Fund also could be compensated through the receipt of fee income equivalent to a lower forward price. The Fund will segregate assets determined to be liquid by the Advisor to cover its obligations under dollar rolls.

To the extent that positions in reverse repurchase agreements, dollar rolls or similar transactions are not covered through the maintenance of segregated liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Fund’s limitations on borrowings, which would restrict the aggregate of such transactions (plus any other borrowings) to 33 1/3% of the Fund’s total assets. The Fund may borrow money to the extent permitted under the 1940 Act. This means that, in general, the Fund may borrow money from banks for any purpose on a secured basis in an amount up to 1/3 of the Fund’s total assets. The Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund’s total assets.

Loans of Portfolio Securities

For the purpose of achieving income, the Fund may lend its portfolio securities to brokers, dealers, and other financial institutions, provided:

(i)	the loan is secured continuously by collateral consisting of U.S. Government securities, cash or cash equivalents (negotiable certificates of deposit, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned;

(ii)	the Fund may at any time call the loan and obtain the return of the securities loaned;

(iii)	the Fund will receive any interest or dividends paid on the loaned securities; and

(iv)	the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund.

The Fund’s performance will continue to reflect changes in the value of the securities loaned and will also reflect the receipt of either interest, through investment of cash collateral by the Fund in permissible investments, or a fee, if the collateral is U.S. Government securities. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral should the borrower fail to return the security loaned or become insolvent. The Fund may pay lending fees to the party arranging the loan.

When-Issued, Delayed Delivery and Forward Commitment Transactions

The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place more than seven days in the future, or after a period longer than the customary settlement period for that type of security. When such purchases are outstanding, the Fund will segregate until the settlement date, assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet the purchase price. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has segregated.

When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. The Fund may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.

Short Sales

The Fund may from time to time effect short sales as part of its overall portfolio management strategies, including the use of derivative instruments, or to offset potential declines in value of long positions in similar securities as those sold short. A short sale is a transaction in which the Fund sells a security it does not own at the time of the sale in anticipation that the market price of that security will decline. To the extent that the Fund engages in short sales, it must maintain asset coverage in the form of segregated assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees, or otherwise cover its position in a permissible manner.

Foreign (Non-U.S.) Securities

The Fund may invest directly in fixed income securities issued by foreign companies and governments of foreign countries. The Fund may invest up to 20% of its assets in securities denominated in currencies other than the U.S. dollar (this limit will be raised from 20% to 30%, effective June 15, 2004), and may invest beyond this limit in U.S. dollar- denominated securities of non-U.S. issuers. The Fund may invest up to 10% of its total assets in securities of issuers based in a country that is defined as an emerging or developing economy by any of the following: the International Bank for Reconstruction and Development (i.e., the World Bank), including its various offshoots, such as the International Finance Corporation, or the United Nations or its authorities.

Investing in the securities of issuers in any non-U.S. country involves special risks and considerations not typically associated with investing in U.S. companies. Shareholders should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on non-U.S. portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in non-U.S. countries. Individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments positions. The securities markets, values of securities, yields and risks associated with securities markets in different countries may change independently of each other. Additionally, non-U.S. securities and dividends and interest payable on those securities may be subject to non-U.S. taxes, including taxes withheld from payments on those securities. Non-U.S. securities often trade with less frequency and volume than U.S. securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in non-U.S. securities may include higher custodial fees than apply to U.S. custodial arrangements and transaction costs of non-U.S. currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar.

The Fund may invest up to 10% of its total assets in securities of issuers based in countries with developing (or “emerging market”) economies.

A security is economically tied to an emerging market country if it is principally traded on the country’s securities markets, or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country, or has a majority of its assets in the country. The Advisor has broad discretion to identify and invest in countries that it considers to qualify as emerging securities markets. However, an emerging securities market is generally considered to be one located in any country that is defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. In making investments in emerging market securities, the Fund emphasizes countries with relatively low gross national product per capita and with the potential for rapid economic growth. The Advisor will select the country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors it believes to be relevant.

Investing in emerging market securities imposes risks different from, or greater than risks of investing in U.S. or in non-U.S. developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investments; and possible restrictions on repatriation of investment income and capital. In addition, investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continues to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of investing in emerging market countries may include: greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems.

Emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or delay in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

The Fund may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar), and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered to be U.S. Government securities. In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities in countries issuing Brady Bonds, investments in Brady Bonds may be viewed as speculative. There can be no assurance that Brady Bonds acquired by the Fund will not be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of the debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also depend on expected disbursements from foreign governments multilateral agencies and others to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt (including the Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

The Fund’s investments in non-U.S. dollar denominated debt obligations and hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a portion of the Fund’s income distributions to constitute returns of capital for tax purposes or require the Fund to make distributions exceeding book income to qualify as a regulated investment company for U.S. federal tax purposes.

Foreign Currency Transactions

Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, by currency controls or political developments in the U.S. or abroad. For example, uncertainty surrounds the introduction of the euro (a common currency unit for the European Union) and the effect it may have on the value of European currencies as well as securities denominated in local European currencies. These and other currencies in which the Fund’s assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Fund.

The Fund may buy and sell foreign currencies on a spot and forward basis to reduce the risks of adverse changes in foreign exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, the Fund “locks in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, the Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. The effect on the value of the Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another. Contracts to sell foreign currency would limit any potential gain which might be realized by the Fund if the value of the hedged currency increases. The Fund may enter into these contracts for the purpose of hedging against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in non-U.S. currencies. The Fund also may enter into these contracts for purposes of increasing exposure to a non-U.S. currency or to shift exposure to non-U.S. currency fluctuations from one country to another. The Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. The Fund will segregate assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees to cover its obligations under forward non-U.S. currency exchange contracts entered into for non-hedging purposes.

The Fund may invest in options on non-U.S. currencies and non-U.S. currency futures and options thereon. The Fund also may invest in non-U.S. currency exchange-related securities, such as non-U.S. currency warrants and other instruments whose return is linked to non-U.S. currency exchange rates. The Fund will use these techniques to hedge at least 75% of its exposure to non-U.S. currency. For a description of these instruments, see “Derivative Instruments” below.

High Yield Securities (“Junk Bonds”)

The Fund may invest up to 10% of its total assets in fixed income securities rated lower than Baa by Moody’s or lower than BBB by S&P but rated at least B by Moody’s or S&P (or, if not rated, of comparable quality). Securities rated lower than Baa by Moody’s or lower than BBB by S&P are sometimes referred to as “high yield” or “junk” bonds. Securities rated Baa are considered by Moody’s to have some speculative characteristics. Investors should consider the following risks associated with high yield securities before investing in the Fund.

Investing in high yield securities involves special risks in addition to the risks associated with investments in higher rated fixed income securities. High yield securities may be regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities, and the ability of the Fund to achieve its investment objective may, to the extent of its investments in high yield securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher quality securities.

High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. The prices of high yield securities have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of high yield securities defaults, the Fund may incur additional expenses to seek recovery. In the case of high yield securities structured as zero coupon or payment-in-kind securities, the market prices of such securities are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash.

The secondary markets on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect and cause large fluctuations in the daily net asset value of the Fund’s shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market.

The use of credit ratings as the sole method of evaluating high yield securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated. The Advisor does not rely solely on credit ratings when selecting securities for the Fund, and develops its own independent analysis of issuer credit quality. If a credit rating agency changes the rating of a portfolio security held by the Fund, the Fund may retain the portfolio security if the Advisor deems it in the best interest of shareholders.

Derivative Instruments

The Fund may purchase and write call and put options on securities, swap agreements (including, but not limited to, credit default swaps), securities indexes and non-U.S. currencies, and enter into futures contracts and use options on futures contracts as further described below. The Fund also may enter into swap agreements with respect to non-U.S. currencies, interest rates, and securities indexes. The Fund may use these techniques to hedge against changes in interest rates, foreign currency exchange rates or securities prices or as part of its overall investment strategies. The Fund may also purchase and sell options relating to non-U.S. currencies for purposes of increasing exposure to a non-U.S. currency or to shift exposure to non-U.S. currency fluctuations from one country to another. The Fund will segregate assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under options, futures, and swaps to limit leveraging of the Fund.

Derivative instruments are considered for these purposes to consist of securities or other instruments whose value is derived from or related to the value of some other instrument or asset, and not to include those securities whose payment of principal and/or interest depends upon cash flows from underlying assets, such as mortgage-related or asset-backed securities. The Fund may invest some of its assets in derivative instruments. The value of some derivative instruments in which the Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Fund, the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Advisor to forecast interest rates and other economic factors correctly. If the Advisor incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Fund could be exposed to the risk of loss.

The Fund might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If the Advisor incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy for the Fund, the Fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative instruments may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments, or due to the possible inability of the Fund to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for the Fund to sell a portfolio security at a disadvantageous time, because the Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of the Fund to close out or to liquidate its derivatives positions. In addition, the Fund’s use of such instruments may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments.

For as long as the Fund offers its shares for sale in Japan, it shall not invest in any derivative instruments that are classified as stock or equities.

Options on Securities, Swap Agreements, Securities Indexes, and Currencies. The Fund may purchase put options on securities, swap agreements and indexes. One purpose of purchasing put options is to protect holdings in an underlying or related security against a substantial decline in market value. The Fund may also purchase call options on securities, swap agreements and indexes. One purpose of purchasing call options is to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability to invest in such securities in an orderly manner. An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.

The Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. The Fund may write a call or put option only if the option is “covered” by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund’s obligation as writer of the option. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series.

The Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Fund’s immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is “in the money.”

The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, the Fund may be unable to close out a position.

The Fund may buy or sell put and call options on non-U.S. currencies. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Fund to reduce non-U.S. currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. The Fund may be required to treat as illiquid over-the-counter options purchased and securities being used to cover certain written over-the-counter options.

Swap Agreements. The Fund may enter into interest rate, index, credit, credit default and currency exchange rate swap agreements. The Fund may also enter into options on swap agreements (“swap options”). These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time or specified terms. The Fund may write (sell) and purchase put and call swap options.

Most swap agreements entered into by the Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees, to limit any potential leveraging of the Fund’s portfolio. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities. The Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund’s assets.

Whether the Fund’s use of swap agreements or swap options will be successful in furthering its investment objective will depend on the Advisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines). Certain restrictions imposed on the Fund by the U.S. Internal Revenue Code may limit the Fund’s ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When the Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Futures Contracts and Options on Futures Contracts. The Fund may invest in interest rate futures contracts and options thereon (“futures options”), and to the extent it may invest in non-U.S. dollar currency-denominated securities, may also invest in non-U.S. currency futures contracts and options thereon.

There are several risks associated with the use of futures and futures options for hedging purposes. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in the Fund and the hedging vehicle, so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent the Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed.

The Fund may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Fund’s immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is “in the money.”

The Fund will only enter into futures contracts or futures options which are standardized and traded on a U.S. or non-U.S. exchange or board of trade, or similar entity, or quoted on an automated quotation system. The Fund will use financial futures contracts and related options only for “bona fide hedging” purposes, as such term is defined in applicable regulations of the U.S. Commodity Futures Trading Commission (“CFTC”) or, with respect to positions in financial futures and related options that do not qualify as “bona fide hedging” positions, will enter such positions only to the extent that aggregate initial margin deposits plus premiums paid by it for open futures option positions, less the amount by which any such positions are “in-the-money,” would not exceed 5% of the Fund’s net assets.

Hybrid Instruments

A hybrid instrument is a type of potentially high-risk derivative that combines a bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such an hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Fund. Accordingly, the Fund will invest no more than 5% of its assets in hybrid instruments.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Fund’s investments in these products will be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

For as long as the Fund offers its shares for sale in Japan, it shall not invest in any hybrid instruments that are classified as stock or equities.

Event-Linked Exposure

The Fund may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps” or implement “event-linked strategies.” Event-linked exposure results in gains or losses that typically are contingent, or formulaically related to defined trigger events. Examples of trigger events include hurricanes, earthquakes, other weather-related phenomena, or statistics relating to such events. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If a trigger event occurs, the Fund may lose a portion or its entire principal invested in the bond or notional amount on a swap. Event-linked exposure often provides for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked exposure may also expose the Fund to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked exposures may also be subject to liquidity risk.

Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that the Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and the Fund will only invest in event-linked bonds that meet the credit quality requirements for the Fund.

Investment in Investment Companies

The Fund may invest up to 10% of its total assets in securities of other investment companies, such as closed-end management investment companies, or in pooled accounts or other investment vehicles. As a shareholder of an investment company, the Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

Subject to the restrictions and limitations of the 1940 Act, the Fund may, in the future, elect to pursue its investment objective by investing in one or more underlying investment vehicles or companies that have substantially similar investment objectives, policies and limitations as the Fund. The Fund may also invest in exchange traded funds, subject to the restrictions and limitations of the 1940 Act.

For as long as the Fund offers its shares for sale in Japan, it shall not invest in any investment companies whose shares would be classified as stock or equities.

Portfolio Turnover

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. The investment policies of the Fund may lead to frequent changes in the Fund’s investments, particularly in periods of volatile market movements. A change in the securities held by the Fund is known as “portfolio turnover.” High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may result in realization of taxable capital gains.

Illiquid Securities

The Fund may invest up to 15% of its net assets in illiquid securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. The Advisor may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities are considered to include, among other things, written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), securities that are subject to legal or contractual restrictions on resale (such as privately placed debt securities) and other securities whose disposition is restricted under the federal securities laws (other than securities issued pursuant to Rule 144A under the 1933 Act and certain commercial paper that the Advisor has determined to be liquid under procedures approved by the Board of Trustees).

Illiquid securities may include privately placed securities, which are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered under the U.S. federal securities laws. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs.

Temporary Defensive Strategies

For temporary or defensive purposes, the Fund may invest without limit in U.S. debt securities, including short-term money market securities, when the Advisor deems it appropriate to do so. When the Fund engages in such strategies, it may not achieve its investment objective.

Percentage Investment Limitations

Unless otherwise stated, all percentage limitations on Fund investments will apply at the time of investment. The Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

Other Investments and Techniques

The Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described herein. These securities and techniques may subject the Fund to additional risks.

Description of Duration

Duration is a measure of the expected life of a fixed income security that was developed as a more precise alternative to the concept of “term to maturity.” Traditionally, a fixed income security’s “term to maturity” has been used as a proxy for the sensitivity of the security’s price to changes in interest rates (which is the “interest rate risk” or “volatility” of the security). However, “term to maturity” measures only the time until a fixed income security provides its final payment, taking no account of the pattern of the security’s payments prior to maturity. In contrast, duration incorporates a bond’s yield, coupon interest payments, final maturity and call features into one measure. Duration management is one of the fundamental tools used by the Advisor.

Duration is a measure of the expected life of a fixed income security on a present value basis. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, all other things being equal, the lower the stated or coupon rate of interest of a fixed income security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a fixed income security, the shorter the duration of the security.

Futures, options and options on futures have durations which, in general, are closely related to the duration of the securities which underlie them. Holding long futures or call option positions (backed by a segregated account of cash and cash equivalents) will lengthen the Fund’s duration by approximately the same amount that holding an equivalent amount of the underlying securities would.

Short futures or put option positions have durations roughly equal to the negative duration of the securities that underlie these positions, and have the effect of reducing portfolio duration by approximately the same amount that selling an equivalent amount of the underlying securities would.

There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. For inflation-indexed bonds, duration is calculated on the basis of modified real duration, which measures price changes of inflation-indexed bonds on the basis of changes in real, rather than nominal, interest rates. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities’ interest rate exposure. Finally, the duration of a fixed income security may vary over time in response to changes in interest rates and other market factors. In these and other similar situations, the Advisor will use more sophisticated analytical techniques that incorporate the anticipated economic life of a security into the determination of its interest rate exposure.

Description of Securities Ratings

The Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’s or S&P or, if unrated, determined by the Advisor to be of comparable quality). The percentage of the Fund’s assets invested in securities in a particular rating category will vary. The following is a description of Moody’s and S&P’s ratings applicable to fixed income securities.

Moody’s Investors Service, Inc.

Moody’s Long-Term Ratings: Bonds

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Short-Term Municipal Bond Ratings

There are three rating categories for short-term municipal bonds that define an investment grade situation, which are listed below. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue’s specific structural or credit features.

MIG 1/VMIG 1: This designation denotes superior quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

Standard & Poor’s Ratings Services

Corporate and Municipal Bond Ratings

Investment Grade

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: The “r” is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.: Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Commercial Paper Rating Definitions

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated B are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

Risk Management

PIMCO’s risk management area spans four operational areas: portfolio management, account management, investment operations and compliance. Each has separate, and to a certain extent, overlapping responsibilities aimed at ensuring portfolio risks and compliance are properly monitored and controlled.

4.	FEES AND TAXES

(1)	Sales Charge:

No sales charge is payable at the time of application for purchase. The Sales Charge is deducted upon payment of the monthly dividend beginning two months after the month in which the application for purchase is made. The investors who apply for purchase shall pay a Sales Charge equal to 0.105% (0.10% excluding consumption tax) of the net asset value per Share determined on the last Fund Business Day in each month in respect of which the relevant dividend is calculated and consumption tax chargeable to the Sales Charge for a period of at least 2 and up to 20 times, depending on the number of Shares to which the investor subscribes (see the Table below).

The amount of the Sales Charge may fluctuate each month.

Number of Shares Applied per Transaction	Rate of Sales Charge
Less than 100,000 Shares	0.105%×20 times=2.10% (2.00% excluding consumption tax)

100,000 – 499,999 Shares	0.105%×15 times=1.575% (1.50% excluding consumption tax)

500,000 – 999,999 Shares	0.105%×10 times=1.05% (1.00% excluding consumption tax)

1,000,000 – 4,999,999 Shares	0.105%×5 times=0.525% (0.50% excluding consumption tax)

5,000,000 Shares or more	0.105%×2 times=0.21% (0.20% excluding consumption tax)

*	If the repurchase is requested before the full amount of Sales Charge as referred to in the above table is paid, the remaining Sales Charges and consumption tax chargeable to the Sales Charge after subtracting the amount already paid will be deducted from the repurchase price. In such case, the remaining amount of the Sales Charge will be calculated based on the net asset value per Share on the date of the relevant request for repurchase (which is the last Fund Business Day in the relevant month).

**	If (i) no dividend is paid in any month or (ii) the amount of any dividend to be paid in any month is less than the amount of the Sales Charge payable with respect to such month, then the relevant Sales Charge with respect to such month shall not be paid in such month, but shall be payable in or after the next month.

(2)	Repurchase Fee:

Shareholders are subject to the Repurchase Fees (i.e., a redemption fee) on any repurchases where the date that the repurchase request is received by the Trust (which is the last Fund Business Day in the relevant month) falls less than seven days after the shareholder acquired the Shares submitted for repurchase. The Repurchase Fee is equal to 2.00% of the net asset value of Shares repurchased (based on the total repurchase proceeds after any applicable Sales Charge imposed on the repurchase).

In cases where a Shareholder submitting Shares for repurchase holds Shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which Shares are being repurchased, and therefore whether a Repurchase Fee is payable. Repurchase Fees are deducted automatically from the amount to be received in connection with a repurchase and are paid to the Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term Shareholders from such costs. In cases where repurchases are processed indirectly through other handling securities companies, there may be a delay between the time the Shareholder submits his or her Shares and the payment of the Repurchase Fees to the Fund, depending on such handling securities companies’ trade processing procedures and systems. Repurchase Fees are not sales charges.

The Fund may not be able to impose the Repurchase Fee in certain circumstances. For example, the Fund will not be able to collect the Repurchase Fee on repurchases from Shareholders who invest through certain financial intermediaries (for example, through broker-dealer omnibus accounts or certain retirement plan accounts) that have not agreed to assess and collect the Repurchase Fee from such Shareholders, or that have not agreed to provide the information necessary for the Fund to impose the Repurchase Fee on such Shareholders. By their nature, omnibus accounts, in which purchases and sales of Shares are aggregated for presentation to the Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for the Fund to identify short-term transactions in the Fund, and makes assessment of the Repurchase Fee on transactions effected through such accounts impractical without the assistance of the handling securities company. Due to these limitations on the assessment of the Repurchase Fee, the Fund’s use of Repurchase Fees may not successfully eliminate excessive short-term trading in Shares.

The Fund has elected not to impose the Repurchase Fee on repurchases of Shares acquired through the reinvestment of dividends and distributions. In addition, the Fund may waive the Repurchase Fee in its sole discretion, to the extent permitted by law, and may eliminate or modify any existing waivers at any time, in its sole discretion.

The Repurchase Fees are not currently imposed upon repurchase of Shares sold in Japan, although there is a possibility that the Repurchase Fees will be imposed upon repurchases of such Shares in the future.

Other than as described above, repurchases will not be subject to fees; provided, however, that if the request for repurchase is made before all the Sales Charge as referred to in the table under (1) above are fully paid, then the unpaid Sales Charges, which were not previously paid out by setting off with the dividend, will be deducted from the repurchase price. In such case, such unpaid Sales Charge will be calculated based on the net asset value per Share on the date of the relevant request for repurchase (which is the last Fund Business Day in the relevant month).

(3)	Management Fee, etc.:

(i)	Advisory and Administrative Fees:

Investment Advisor

Pacific Investment Management Company LLC serves as Investment Advisor to the Fund pursuant to an investment advisory contract. The Investment Advisor manages the investment and reinvestment of the assets of the Fund. The Investment Advisor is responsible for placing orders for the purchase and sale of the Fund’s investments directly with brokers or dealers selected by it in its discretion.

Fund Administrator

Pacific Investment Management Company LLC also serves as Administrator for the Fund’s Administrative Class Shares pursuant to an administration agreement with the Trust. The Administrator provides administrative services for Administrative Class shareholders of the Fund, which include clerical help and accounting, bookkeeping, internal audit services, and certain other services required by the Fund, preparation of reports to the Fund’s shareholders and regulatory filings. In addition, the Administrator, at its own expense, arranges for the provision of legal, audit, custody, transfer agency and other services for the Fund, and is responsible for the costs of registration of the Fund’s shares and the printing of prospectuses and shareholder reports for current shareholders.

The Fund (and not the Administrator) is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of the Administrator or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of Pacific Investment Management Company LLC or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) expenses, such as organizational expenses, which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include servicing fees payable with respect to Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the 1940 Act, subject to review and approval by the Trustees.

Advisory and Administrative Fees

The Fund features fixed advisory and administrative fee rates. For providing investment advisory and administrative services to the Fund as described above, Pacific Investment Management Company LLC receives monthly fees from the Fund at an annual rate based on the average daily net assets of the Fund as follows:

Advisory Fee Rate	Administrative Fee Rate
0.25%	0.18%

Both the investment advisory contract (“Advisory Contract”) and administration agreement (“Administration Agreement”) with respect to the Fund may be terminated by the Trustees at any time on 60 days’ written notice. The Advisory Contract may be terminated by the Investment Advisor on 60 days’ written notice. Following the expiration of the two-year period commencing with the effectiveness of the Administration Agreement, it may be terminated by the Administrator on 60 days’ written notice. Following their initial two-year terms, the Advisory Contract and Administration Agreement will continue from year to year if approved by the Trustees.

Continuation of the Advisory Contract was last approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Advisory Contract or interested persons of such parties (“Independent Trustees”), at a meeting held on August 19, 2003. In determining whether to continue the Advisory Contract, the Trustees considered the fees and expenses paid by the Fund and by comparable funds, the costs of providing these services, and the profitability of PIMCO’s relationship with the Fund. The Trustees also considered the nature and quality of services provided under the Advisory Contract, and the investment performance of the Fund on an absolute basis, and relative to the performance of comparable funds. The Trustees also considered the terms of the Trust’s Administration Agreement and the fees paid and services provided to the Fund under their “unified fee” structure. In addition, the Trustees considered the relationships among PIMCO, Allianz AG, and their affiliates, including any collateral benefits received by PIMCO or its affiliates due to PIMCO’s relationship with the Fund. The Trustees also considered PIMCO’s representations concerning its staffing, capabilities and methodologies applied in managing the Fund, including the importance of retention of personnel with relevant portfolio management experience. Upon completion of the Board’s review and discussion, the Trustees concluded that the investment advisory fees payable to PIMCO under the Advisory Contract are fair and reasonable in light of the services provided to the Fund, and approved the continuation of the Advisory Contract between the Trust and PIMCO for one year.

The Administration Agreement is subject to annual approval by the Board, including a majority of the Trust’s Independent Trustees. The current Administration Agreement, dated May 5, 2000, as supplemented from time to time, was last approved by the Board of Trustees, including all of the Independent Trustees at a meeting held on August 19, 2003. In approving the Administration Agreement, the Trustees determined that: (1) the Administration Agreement is in the best interests of the Fund and its shareholders; (2) the services to be performed under the Agreement are services required for the operation of the Fund; (3) PIMCO is able to provide, or to procure, services for the Fund which are at least equal in nature and quality to services that could be provided by others; and (4) the fees to be charged pursuant to the Agreement are fair and reasonable in light of the usual and customary charges made by others for services of the same nature and quality.

For the fiscal years ended March 31, 2003, 2002 and 2001, the aggregate amount of the advisory fees paid by the Fund was as follows:

Year Ended 3/31/2003	Year Ended 3/31/2002	Year Ended 3/31/2001
$158,776,873	$118,913,898	$89,506,328

For the fiscal years ended March 31, 2003, 2002 and 2001, the aggregate amount of the administration fees paid by the Fund was as follows:

Year Ended 3/31/2003	Year Ended 3/31/2002	Year Ended 3/31/2001
$140,013,873	$100,611,284	$73,048,093

(ii)	Administrative Class Servicing Fees

The Distributor, an indirect subsidiary of Allianz Dresdner Asset Management of America L.P., serves as the principal underwriter of the Fund’s shares pursuant to a Distribution Contract. The Distributor is a broker-dealer registered with the SEC.

The Distribution Contract is terminable with respect to the Fund or Shares without penalty, at any time, by the Fund or Administrative Class Shares by not more than 60 days’ nor less than 30 days’ written notice to the Distributor, or by the Distributor upon not more than 60 days’ nor less than 30 days’ written notice to the Trust. The Distributor is not obliged to sell any specific amount of Trust shares.

The Distribution Contract will continue in effect with respect to the Fund or Shares for successive one—year periods, provided that such continuance is specifically approved (i) by the vote of a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Distribution Contract, the Administration Agreement or the Distribution and/or Administrative Servicing Plans described below; and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose.

Service and Distribution Fees

The Trust has adopted an Administrative Service Plan and a Distribution Plan (the “Plans”) with respect to the Administrative Class shares of the Fund. Under the terms of the Plans, the Trust is permitted to reimburse, out of the assets attributable to the Administrative Class shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution and marketing of Shares and/or the provision of certain shareholder services (in the case of the Distribution Plan) or the administration of plans or programs that use Shares as their funding medium (in the case of the Administrative Services Plan), and to reimburse certain other related expenses.

Under the terms of the Administrative Class Distribution Plan, these services may include, but are not limited to, the following functions: providing facilities to answer questions from prospective investors about the Fund; receiving and answering correspondence, including requests for prospectuses and statements of additional information relating thereto; preparing, printing and delivering prospectuses and shareholder reports to prospective shareholders; complying with federal and state securities laws pertaining to the sale of Shares; and assisting investors in completing application forms and selecting dividend and other account options. Under the terms of the Administrative Services Plan, the services may include, but are not limited to, the following functions: receiving, aggregating and processing shareholder orders; furnishing shareholder sub-accounting; providing and maintaining elective shareholder services such as check writing and wire transfer services; providing and maintaining pre-authorized investment plans; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for shareholders; maintaining accounting records for shareholders; answering questions and handling correspondence from shareholders about their accounts; and performing similar account administrative services.

The same entity may not receive both distribution and administrative services fees with respect to the same assets but may with respect to separate assets receive fees under both a Distribution Plan and Administrative Services Plan.

Each Plan provides that it may not be amended to materially increase the costs which shareholders of Shares may bear under the Plan without the approval of a majority of the outstanding voting securities of the Administrative Class, and by vote of a majority of both (i) the Trustees of the Trust and (ii) those Trustees who are not “interested persons” of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it (the “Plan Trustees”), cast in person at a meeting called for the purpose of voting on the Plan and any related amendments.

Each Plan provides that expenses payable under the Plan may be carried forward for reimbursement for up twelve months beyond the date in which the expense is incurred, subject to the limit that not more than 0.25% of the average daily net assets of Shares may be used in any month to pay expenses under the Plan. Each Plan requires that Administrative Class shares incur no interest or carrying charges.

Rules of the National Association of Securities Dealers, Inc. (the “NASD”) limit the amount of distribution fees that may be paid by mutual funds. “Service fees,” defined to mean fees paid for providing shareholder services or the maintenance of accounts (but not transfer agency services), are not subject to the limits. The Trust believes that some, if not all, of the fees paid pursuant to both Plans will qualify as “service fees” and therefore will not be limited by NASD rules.

Each Plan has been adopted in accordance with the requirements of Rule 12b-1 under the 1940 Act and will be administered in accordance with the provisions of that rule, except that shareholders will not have the voting rights set forth in Rule 12b-1 with respect to the Administrative Service Plan that they will have with respect to the Distribution Plan.

For the fiscal year ended March 31, 2003, the Administrative Class Shares of the Fund paid aggregate fees under the Plans to qualified service providers in the amount of $30,768,828.

(4)	Other Expenses:

Except for the expenses paid by PIMCO, the Trust bears all costs of its operations. The series of the Trust are responsible for: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) expenses, such as organizational expenses; which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares.

Trustee Compensation Table

The following table sets forth information regarding compensation received by the Trustees from the Trust and certain other investment companies for which the Investment Advisor provides investment advisory services for the fiscal year ended March 31, 2003.

Name	Aggregate Compensation from Trust (i)		Total Compensation from Trust and Fund Complex Paid to Trustee (ii)
E. Philip Cannon	$74,289	(iii)	$185,956	(iv)
Vern O. Curtis	$74,314		$92,314
J. Michael Hagan	$72,500		$90,500
William J. Popejoy	$72,500		$90,500

(i)	Each Trustee, other than those affiliated with the Investment Advisor or its affiliates, received an annual retainer of $60,000 plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, a Trustee serving as a Committee Chair, other than those affiliated with the Advisor or its affiliates, receives an additional annual retainer of $1,500. For the fiscal year ended March 31, 2003, the unaffiliated Trustees as a group received compensation in the amount of $465,266.

Note:	Guilford C. Babcock and Thomas P. Kemp served as unaffiliated Trustees until their retirement on June 30, 2003. For the fiscal year ended March 31, 2003, Mr. Babcock and Mr. Kemp each received compensation in the amounts of $72,500 and $90,500 from the Trust and the Fund Complex, respectively.

(ii)	Each Trustee also serves as a Director of PIMCO Commercial Mortgage Securities Trust, Inc., a registered closed-end management investment company, and as a Trustee of PIMCO Variable Insurance Trust, a registered open-end management investment company. For their services to PIMCO Commercial Mortgage Securities Trust, Inc., the Directors listed above received an annual retainer of $6,000 plus $1,000 for each Board of Directors meeting attended in person and $500 for each meeting attended telephonically plus reimbursement of related expenses. In addition, a Director serving as a Committee Chair, other than those affiliated with the Advisor or its affiliates, receives an additional annual retainer of $500. For the fiscal year ended December 31, 2002, the unaffiliated Directors as a group received compensation in the amount of $64,493.

The Trustees listed above, for their services as Trustees of PIMCO Variable Insurance Trust, receive an annual retainer of $4,000 plus $1,500 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, a Trustee serving as a Committee Chair, other than those affiliated with the Advisor or its affiliates, receives an additional annual retainer of $500. For the fiscal year ended December 31, 2002, the unaffiliated Trustees as a group received compensation in the amount of $61,493.

(iii)	The Trust, PIMCO Commercial Mortgage Securities Trust, Inc., and PIMCO Variable Insurance Trust have adopted a deferred compensation plan. For fiscal year ended December 31, 2002, Mr. Cannon elected to have $10,500 and $10,000 in compensation deferred from the PIMCO Commercial Mortgage Securities Trust, Inc. and PIMCO Variable Insurance Trust, respectively. For fiscal year ended March 31, 2003, Mr. Cannon elected to have $72,500 in compensation from the Trust deferred.

(iv)	Mr. Cannon also serves as a Trustee of PIMCO Funds: Multi-Manager Series which has adopted a deferred compensation plan. For the fiscal year ended December 31, 2002, Mr. Cannon elected to have $78,250 in compensation from that Trust deferred.

(5)	Tax Treatment:

The tax treatment of beneficial owners in Japan, if the Fund is treated as a bond investment trust for Japanese tax purposes, shall be as follows:

(i)	Distributions made by the Fund:

a.	Distributions to be made by the Fund (including the difference between redemption and principal amount both denominated in U.S. dollars on redemption) to Japanese individual beneficial owners will be subject to separate taxation from other income (i.e. withholding of income tax at the rate of 15% and withholding of local taxes at the rate of 5% in Japan). In this case, no report concerning distributions will be filed with the Japanese tax office.

b.	Distributions to be made by the Fund to Japanese corporate beneficial owners will be subject to withholding of income tax at the rate of 15% and to withholding of local taxes at the rate of 5% in Japan. In certain cases, the Handling Securities Companies will prepare a report concerning distributions and file such report with the Japanese tax office.

c.	Distributions of net investment returns such as interest, etc. and distributions of net short-term capital gains realized by the fund will be, in principle, subject to withholding of U.S. federal income tax (the statutory withholding tax rate of 30% is reduced for Japanese residents eligible to claim benefits under the US-Japan income tax treaty to 15% until June 30, 2004, and to 10% on and after July 1, 2004) and the amount obtained after such deduction will be paid in Japan. Distributions of net long-term capital gain realized by the fund will not be subject to withholding of U.S. federal income tax and the full amount thereof will be paid in Japan. The amount withheld as U.S. federal income tax may be applied for foreign tax credit in Japan.

The Japanese withholding tax imposed on distributions as referred to in a. and b. above will be collected by way of the so-called “balance collection method”, so that only the amount equivalent to 20% of the distribution before U.S. withholding tax less the amount of U.S. withholding tax withheld will be collected in Japan.

(ii)	The provisions of Japanese tax laws granting the privilege of a certain deduction from taxable income to corporations, which may apply to dividends paid by a domestic corporation, shall not apply.

(iii)	Capital gains and losses arising from a sale and repurchase of the beneficial interest shall be treated in the same way as those arising from the purchase and sale of a domestic bond investment trust, and Japanese individual beneficial owners will not be subject to capital gain taxes.

The treatment described above is regarded as most appropriate based on current law and practice. While the Fund will invest its assets in a manner intended to result in its treatment as a “public and company bond investment trust” for Japanese tax purposes, in the event that this result is not obtained, the Fund and its shareholders could be adversely affected, Japanese individual investors may be subject to capital gains taxes upon redemptions of the Fund’s shares, and Japanese shareholders may not be able to credit U.S. withholding taxes on income from the Fund against Japanese withholding taxes on income from the Fund. Any such tax obligations incurred by Japanese investors are obligations of the Fund’s Japanese shareholders, and not of the Fund or its trustees, officers or non-Japanese investors.

The taxation treatment described above may be changed subject to changes of the tax treaty between Japan and the U.S. and other law or practice.

5.	INVESTMENT CONDITIONS

A.	Conditions of the Investment

(As of September 30, 2003)

Kinds of Assets	Name of Country/ State	Total Value (rounded in thousands)	Investment Ratio (%)
US Treasury Obligations	U.S.	7,170,345	9.7%
U.S. Government Agencies	U.S.	440,190	0.6%
Mortgage-Backed Securities	U.S.	29,953,671	40.7%
Asset-Backed Securities	U.S.	1,145,597	1.6%
Corporate Bonds and Notes	U.S.	8,634,105	11.7%
	Austria	0	0.0%
	Canada	497,480	0.7%
	France	0	0.0%
	Germany	0	0.0%
Foreign	Italy	0	0.0%
Currency-Denominated	Korea	0	0.0%
Issues	Luxembourg	36,775	0.0%
	Mexico	26,700	0.0%
	New Zealand	60,486	0.1%
	Tunisia	2,994	0.0%
	United Kingdom	188,601	0.3%
	United States	96,897	0.1%
	Brazil	687,305	0.9%
	Canada	15,503	0.0%
	Chile	0	0.0%
	Israel	0	0.0%
	Jordan	5,905	0.0%
	Mexico	708,074	1.0%
Sovereign Issues	Newfoundland	0	0.0%
(US Dollar)	Panama	242,415	0.3%
	Peru	193,944	0.3%
	Poland	0	0.0%
	Qatar	1,187	0.0%
	South Africa	89,074	0.1%
	Spain	548	0.0%
	Sweden	667	0.0%
	Tunisia	4,779	0.0%
Preferred Stock		35,807	0.1%
Convertible Bonds and Notes		40,268	0.1%
Net Cash & Equivalents		29,683,074	40.3%
Municipal Bonds & Notes		1,284,445	1.7%
Preferred Security		370,545	0.5%
Written Options		(128,762)	-0.2%
Purchase Put Options		0	0.0%
Purchase Call Options		0	0.0%
Other Assets & Liabilities		(7,813,745)	-10.6%
Net Assets		73,674,874	100.0%

*	Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund.

B.	Results of Investment

(1)	Movement in Net Assets (Administrative Class Shares)

Movement in the ex-dividend Net Assets as of the end of the indicated fiscal years and as of the end of each month within one year prior to August 31, 2003 is as follows:

	Total Net Asset		Net Asset Value per Share
	Dollar (Thousand)	Yen (Million)	Dollar	Yen
The First FY End of March 1995	9,037	983	10.01	1,089
The Second FY End of March 1996	104,618	11,382	10.29	1,120
The Third FY End of March 1997	151,194	16,450	10.27	1,117
The Fourth FY End of March 1998	481,730	52,412	10.62	1,155
The Fifth FY End of March 1999	1,972,984	214,661	10.36	1,127
The Sixth FY End of March 2000	3,233,785	351,836	9.96	1,084
The Seventh FY End of March 2001	5,353,222	582,431	10.52	1,145
The Eighth FY End of March 2002	8,900,453	968,369	10.41	1,133
The Ninth FY End of March 2003	16,109,374	1,752,700	10.79	1,174
October 2002	12,917,365	1,405,409	10.84	1,179
November 2002	13,411,822	1,459,206	10.84	1,179
December 2002	14,186,074	1,543,445	10.67	1,161
January 2003	15,037,052	1,636,031	10.68	1,162
February 2003	15,858,472	1,725,402	10.80	1,175
March 2003	16,109,374	1,752,700	10.79	1,174
April 2003	16,702,806	1,817,265	10.88	1,184
May 2003	17,079,530	1,858,253	11.03	1,200
June 2003	16,894,037	1,838,071	11.00	1,197
July 2003	16,004,071	1,741,243	10.56	1,149
August 2003	15,714,726	1,709,762	10.62	1,155
September 2003	15,977,083	1,738,307	10.89	1,185
October 2003	15,792,457	1,718,219	10.79	1,174

(Note) Operations of Administrative Class Shares were commenced on September 8, 1994.

(2)	Movement in Dividend (Administrative Class Shares)

Movement in Dividend for the indicated periods is as follows:

(Dollar per Share)

Period	Income Dividend	Capital Gain Dividend
1st FY September 7, 1994-March 31, 1995	0.354382150	0
2nd FY April 1, 1995-March 31, 1996	0.685025997	0.11994
3rd FY April 1, 1996-March 31, 1997	0.656652864	0
4th FY April 1, 1997-March 31, 1998	0.618120145	0.26963
5th FY April 1, 1998-March 31, 1999	0.606797018	0.41889
6th FY April 1, 1999-March 31, 2000	0.602168313	0
7th FY April 1, 2000-March 31, 2001	0.644924040	0
8th FY April 1, 2001-March 31, 2002	0.521708548	0.29674
9th FY April 1, 2002-March 31, 2003	0.432775971	0.34888
April 2003	0.031577166	0
May 2003	0.031365153	0
June 2003	0.024328168	0
July 2003	0.025558546	0
August 2003	0.027687881	0
September 2003	0.028564084	0
October 2003	0.025707467	0

(3)	Movement in Rate of Return (Administrative Class Shares)

The following table set forth the rates of return based on the Net Asset Value with dividend per Share:

Period	Rate of Return (%)
1st FY September 7, 1994-March 31, 1995
2nd FY April 1, 1995-March 31, 1996	10.84
3rd FY April 1, 1996-March 31, 1997	6.19
4th FY April 1, 1997-March 31, 1998	12.05
5th FY April 1, 1998-March 31, 1999	7.21
6th FY April 1, 1999-March 31, 2000	1.95
7th FY April 1, 2000-March 31, 2001	12.10
8th FY April 1, 2001-March 31, 2002	6.73
9th FY April 1, 2002-March 31, 2003	11.16
First Half of 10th FY April 1, 2003-September 31, 2003	2.51

Note: The rates of return set forth above are obtained from the following formula:

Rate of Return (%)=	(Net Asset Value with dividend per Share as of the end of period)	–	(Ex-dividend Net Asset Value per Share as of the end of the previous period)	× 100
(Ex-dividend Net Asset Value per Share as of the end of the previous period)

C.	Results of Sales and Repurchases (Administrative Class Shares)

Results of sales and repurchases during each of the following periods and number of outstanding shares of the Fund as of the end of such periods are as follows:

	Number of Shares sold	in Japan	Number of Shares repurchased	in Japan	Number of Outstanding Shares	in Japan
1st FY 1994/9/7-1995/3/31	942,000	0	40,000	0	902,000	0
2nd FY 1995/4/1-1996/3/31	11,624,000	0	2,359,000	0	10,167,000	0
3rd FY 1996/4/1-1997/3/31	13,723,000	0	9,168,000	0	14,722,000	0
4th FY 1997/4/1-1998/3/31	41,794,000	0	11,156,000	0	45,360,000	0
5th FY 1998/4/1-1999/3/31	172,843,000	71,631,940	27,767,000	2,534,042	190,436,000	69,097,898
6th FY 1999/4/1-2000/3/31	229,605,000	33,617,700	95,333,000	18,783,550	324,708,000	83,932,048
7th FY 2000/4/1-2001/3/31	292,090,000	11,107,890	107,873,000	20,514,233	508,925,000	74,525,705
8th FY 2001/4/1-2002/3/31	526,550,000	76,975,480	180,769,000	11,449,163	854,706,000	140,052,022
9th FY 2002/4/1-2003/3/31	914,848,000	177,905,520	276,795,000	28,263,055	1,492,759,000	289,694,487
April 2003 2003/4/1-4/30	72,586,000	6,666,090	31,071,000	10,361,540	1,535,775,000	285,999,037
May 2003 2003/5/1-5/31	82,609,000	3,926,350	70,245,000	12,067,620	1,548,139,000	277,857,767
June 2003 2003/6/1-6/30	57,239,000	2,783,040	61,819,000	9,093,128	1,543,559,000	271,547,679
July 2003 2003/7/1-7/31	39,058,000	1,308,490	66,435,000	12,576,265	1,516,182,000	260,279,904
August 2003 2003/8/1-8/31	28,580,000	726,760	65,725,000	11,204,590	1,479,037,000	249,802,074
September 2003 2003/9/1-9/30	33,709,000	698,970	45,997,000	6,592,205	1,466,749,000	243,908,839
October 2003 2003/10/1-10/31	40,933,000	880,190	43,861,000	4,017,203	1,463,821,000	240,771,826

(Note)	The Shares were sold in Japan starting on July 22, 1998. Due to rounding, the figures in the table may not be aggregated up.

6.	MANAGEMENT AND ADMINISTRATION

(1)	Outline of Management of Assets, etc.:

(i)	Valuation of assets:

The net asset value (“NAV”) of Shares of the Fund is determined by dividing the total value of the Fund’s portfolio investments and other assets attributable to Administrative Class Shares of the Fund, less any liabilities, by the total number of shares outstanding of that class.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, repurchase or exchange shares.

Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the NYSE is open. For purpose of calculating the NAV, the Fund normally uses pricing data for domestic securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees, generally based upon recommendations provided by PIMCO. Fair valuation may also be used if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

(ii)	Procedure of Sales:

a.	Sales in the United States

Shares of the Administrative Class are offered primarily through employee benefit plan alliances, broker-dealers, and other intermediaries, and the Fund pays service and/or distribution fees to such entities for services they provide to shareholders of that class.

The Administrative Class Shares may be purchased at the relevant net asset value of the Administrative Class without a sales charge. The minimum initial investment for shares of the Administrative Class is $5 million.

An account may be opened by completing and signing a Client Registration Application and mailing it to the Trust. To help the U.S. government combat the funding of terrorism and money laundering activities, the Fund, like other U.S. financial institutions, must obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

Purchases of Shares of Administrative Class generally can only be made by wiring federal funds to Boston Financial Data Services–Midwest (the “Transfer Agent”). Before wiring federal funds, the investor must first telephone the Trust to receive instructions for wire transfer, and the following information will be requested: name of authorized person; shareholder name; shareholder account number; name of Fund and share class; and amount being wired.

A purchase order, together with payment in proper form, received by the Transfer Agent prior to the close of business (ordinarily, 4:00 p.m., Eastern time) on a day the Trust is open for business will be effected at that day’s net asset value. An order received after the close of business will generally be effected at the net asset value determined on the next business day. However, orders received by certain retirement plans and other financial intermediaries by the close of, business and communicated to the Transfer Agent by 9:00 a.m. Eastern time, on the following business day will be effected at the net asset value determined on the prior business day. The Trust is “open for business” on each day the Exchange is open for trading, which excludes the following days: Sunday, Saturday, New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase orders will be accepted only on days on which the Trust is open for business.

b.	Sales in Japan

The terms applicable to an investor’s account may restrict the frequency or timing of purchases or repurchases, which may have the effect of limiting an investor’s ability to respond to changing market conditions.

Shares shall not be offered, sold, resold or delivered in Japan to a United States person through the Handling Securities Company except for the Shares currently held by a United States person.

The offer for subscription of the Shares may be made in Japan on any date (which is a Fund Business Day and a business day in Japan), during the subscription period, referred to in “Part I. Information Concerning Securities, 8. Period of Subscription” of the Securities Registration Statement filed by the Trust in accordance with the terms set forth in “Part I. Information Concerning Securities” of the Securities Registration Statement.

Under applicable U.S. law, to combat the funding of terrorism and money laundering activities, the Fund must obtain certain identifying information with respect to investors. Since the Fund does not have a direct relationship with its Japanese shareholders, in connection with sales of shares in Japan the Fund will look to Nikko Cordial to fulfill this obligation. Nikko Cordial is subject to anti-money laundering requirements under the laws of Japan.

A Handling Securities Company shall provide to the investors a Contract Concerning a Foreign Securities Transaction Account (“Contract”) and receive from such investors an application for requesting the opening of a transactions account under the Contract. The purchase shall be made in the minimum investment of 100 Shares and in integral multiples of 10 Shares for the initial subscription and the same for any subsequent subscription.

The issue price per Share shall be, in principle, the net asset value per Share, next calculated on a Fund Business Day on which the Trust has received the application for purchase of such Share. The Trade Day in Japan is the day (which shall be a business day in Japan) on which the Handling Securities Company obtains a confirmation from the Trust to the effect that the relevant order is executed; such Trade Day is ordinarily the business day in Japan immediately following the day on which the relevant application for purchase of Shares is made to the Handling Securities Company. The settlement shall be made with the investors on the third business day in Japan after the Trade Day.

The dividend is declared on a daily basis and shall be calculated as of the last Fund Business Day of each month, so that the dividend shall be paid out with respect of such month. The dividend shall be paid out by the Trust on the first Fund Business Day of each month, and such dividend shall be paid in yen to the investors in Japan on the business day in Japan immediately following the business day in Japan on which the Handling Securities Company confirms its receipt of dividend (which confirmation may ordinarily be made on the business day in Japan following the date the dividend is paid out from overseas). The details of payment method of such dividend to each investor is determined by the Handling Securities Company and each such investor. The dividend shall be attributable to the shareholders from and including the business day in Japan on which the settlement is made (such date is usually the fourth business day after the date of application for purchase made to the Handling Securities Company).

A Sales Charge shall be payable monthly at a rate equal to 0.105% (excluding consumption tax 0.10%) of the net asset value per Share determined on the last Fund Business Day in each month in respect of which the relevant dividend is calculated in equal monthly installments up to 20 times, depending on the number of Shares to which the investor subscribes, as set forth in “Part I. Information Concerning Securities, 6. Sales Charge” in the Securities Registration Statement of the Trust. Such Sales Charge shall become payable, by deducting from the dividend, starting two months after the month in which the application for purchase is made. If (i) no dividend is paid in any month or (ii) the amount of any dividend to be paid in any month is less than the amount of the Sales Charge payable with respect to such month, then the relevant Sales Charge with respect to such month shall not be paid in such month, but shall be payable in the next month.

The Shareholders in Japan are required to entrust the custody of their Shares represented by a global certificate with Nikko Cordial. The matters concerning the receipt are in accordance with the Contract.

The subscription amount of Shares shall be paid in yen and the yen exchange rate shall be the exchange rate which shall be based on the foreign exchange rate quoted in the Tokyo Foreign Exchange Market on the Trade Day of each subscription and which shall be determined by such Handling Securities Company. Provided, however, that such subscription amount may be paid in dollars to the extent acceptable to Handling Securities Company, such as by means of wire transfer through banks.

In addition, the Handling Securities Companies in Japan who are members of the Japan Securities Dealers Association cannot continue sales of the Shares in Japan when the net assets of the Fund are less than Yen 100,000,000 or the Shares otherwise cease to comply with the “Standards of Selection of Foreign Investment Fund Securities” established by the Japan Securities Dealers Association.

c.	Other Purchase Information

In the interest of economy and convenience, certificates for Shares will not be issued to the investors in the U.S. For description of the Shares of the investors in Japan, see “(iv) Custody” below.

The Trust and the Distributor each reserves the right, in its sole discretion, to suspend the offering of Administrative Class Shares or to reject any purchase order, in whole or in part, or to repurchase Administrative Class Shares, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust. The Trust and the Distributor may also waive the minimum initial investment for certain investors.

The Trust and Advisor each reserves the right to restrict purchases of Administrative Class Shares when a pattern of frequent purchases and sales made in response to short-term fluctuation in share price appears evident.

(iii)	Procedure of Repurchase:

a.	Repurchase in the United States

Repurchases by Mail

Administrative Class Shares may be repurchased by submitting a written request to the Trust, stating the Fund from which the Administrative Class Shares are to be repurchased, the class of shares, the number or dollar amount of the Shares to be repurchased and the account number. The request must be signed exactly as the names of the registered owners appear on the Trust’s account records, and the request must be signed by the minimum number of persons designated on the Client Registration Application that are required to effect a repurchase.

Repurchases by Telephone or Other Wire Communication

If an election is made on the Client Registration Application (or subsequently in writing), repurchases of Administrative Class Shares may be requested by calling the Trust or by other means of wire communication. Investors should state the Fund and class from which the Administrative Class Shares are to be repurchased, the number or dollar amount of the Administrative Class Shares to be repurchased and the account number. Repurchase requests of an amount of $10 million or more may be initiated by telephone, but must be confirmed in writing by an authorized party prior to processing.

In electing a telephone repurchase, the investor authorizes PIMCO and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by PIMCO and the Transfer Agent to be genuine. Neither the Trust nor its Transfer Agent will be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in the prospectus describing the Shares. Shareholders should realize that by electing the telephone or wire repurchase option, they may be giving up a measure of security that they might have if they were to repurchase their shares in writing. Furthermore, interruptions in telephone service may mean that a shareholder will be unable to effect a repurchase by telephone when desired. The Transfer Agent provides written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine (written confirmation is also provided for repurchase requests received in writing). All telephone transactions are recorded, and PIMCO or the Transfer Agent may request certain information in order to verify that the person giving instructions is authorized to do so. All repurchases, whether initiated by letter or telephone, will be processed in a timely manner and proceeds will be forwarded by wire in accordance with the repurchase policies of the Trust detailed below.

Shareholders may decline telephone repurchase privileges after an account is opened by instructing the Transfer Agent in writing at least seven business days prior to the date the instruction is to be effective. Shareholders may experience delays in exercising telephone repurchase privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting repurchase orders by telegram, facsimile or overnight courier.

Other Repurchase Information

Repurchase requests for Shares are effected at the net asset value per share next determined after receipt in good order of the repurchase request by the Trust or its designee. A repurchase request received by the Trust or its designee prior to 4:00 p.m. Eastern time on a day the Trust is open for business is effective on that day. A repurchase request received after that time becomes effective on the next business day.

Shareholders are subject to the Repurchase Fees (i.e., a redemption fee) on any repurchases where the date that the repurchase request is received by the Trust (which is the last Fund Business Day in the relevant month) falls less than seven days after the shareholder acquired the Shares submitted for repurchase. The Repurchase Fee is equal to 2.00% of the net asset value of Shares repurchased (based on the total repurchase proceeds after any applicable Sales Charge imposed on the repurchase).

In cases where a Shareholder submitting Shares for repurchase holds Shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which Shares are being repurchased, and therefore whether a Repurchase Fee is payable. Repurchase Fees are deducted automatically from the amount to be received in connection with a repurchase and are paid to the Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term Shareholders from such costs. In cases where repurchases are processed indirectly through other handling securities companies, there may be a delay between the time the Shareholder submits his or her Shares and the payment of the Repurchase Fee to the Fund, depending on such handling securities companies’ trade processing procedures and systems. Repurchase Fees are not sales charges.

The Fund may not be able to impose the Repurchase Fee in certain circumstances. For example, the Fund will not be able to collect the Repurchase Fee on repurchases from Shareholders who invest through certain financial intermediaries (for example, through broker-dealer omnibus accounts or certain retirement plan accounts) that have not agreed to assess and collect the Repurchase Fee from such Shareholders, or that have not agreed to provide the information necessary for the Fund to impose the Repurchase Fee on such Shareholders. By their nature, omnibus accounts, in which purchases and sales of Shares are aggregated for presentation to the Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for the Fund to identify short-term transactions in the Fund, and makes assessment of the Repurchase Fee on transactions effected through such accounts impractical without the assistance of the handling securities company. Due to these limitations on the assessment of the Repurchase Fee, the Fund’s use of Repurchase Fees may not successfully eliminate excessive short-term trading in Shares.

The Fund has elected not to impose the Repurchase Fee on repurchases of Shares acquired through the reinvestment of dividends and distributions. In addition, the Fund may waive the Repurchase Fee in its sole discretion, to the extent permitted by law, and may eliminate or modify any existing waivers at any time, in its sole discretion.

The Repurchase Fees are not currently imposed upon repurchase of Shares sold in Japan, although there is a possibility that the Repurchase Fees will be imposed upon repurchases of such Shares in the future.

Payment of the repurchase price will ordinarily be wired to the investor’s bank one business day after the repurchase request, but may take up to seven business days. Repurchase proceeds will be sent by wire only to the bank name designated on the Client Registration Application.

For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire repurchase proceeds) must be received in writing, signed by the minimum number of persons designated on the Client Registration Application that are required to effect a repurchase, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust’s procedures.

b.	Repurchase in Japan

The Shareholders in Japan may request for repurchase of their Shares only on the last Fund Business Day in each month. For such purpose, such Shareholders may entrust the repurchase (as of the last Fund Business Day in each month) with the Handling Securities Company during the period of five business days in Japan on and prior to the last Fund Business Day in each month; provided, however, in the following extraordinary circumstances, the Shareholders in Japan (or their heirs) may request for repurchase of their Shares on any Fund Business Day without any repurchase fees:

1.	the Shareholder dies;

2.	most of the Shareholder’s assets are lost due to natural calamity;

3.	the Shareholder is adjudicated as bankrupt;

4.	the Shareholder is not capable of maintaining his livelihood due to disease or disability;

5.	the Administrator judges that an event similar to the 1. through 4. above has taken place (such as fire, loss of job); and

6.	the Administrator judges that a material event has taken place in case of institutional or corporate investors (such as bankruptcy or default)

The request for repurchase is made to the Trust through PA Distributors LLC, the Distributor, and through the Handling Securities Company. The repurchase may be made per Share. The repurchase price is equal to the net asset value per Share on the Fund Business Day on which the Trust receives the request for repurchase. The Trade Day for each repurchase is the business day in Japan on which the Handling Securities Company receives a confirmation from the Trust or any designated entity thereof to the effect that the repurchase order is executed (such confirmation may usually be received in Japan on the business day in Japan immediately after the last Fund Business Day on which the relevant request for repurchase is made). The settlement is usually made on the third business day in Japan immediately after the Trade Day for the relevant repurchase. Provided, however, that the Shareholder in Japan who requests the repurchase of Share will cease to be a Shareholder as of the date on which the Trust receives, through the Handling Securities Company, and confirms the execution of, the relevant repurchase. In case the request for repurchase is made, the dividend shall be paid from and including the date of settlement of each subscription of Shares on which the subscription amount of Shares is received by the Trust (or, if any dividend is already paid, from the first Fund Business Day of the month in which the request for repurchase is made) to and including the date immediately prior to the first Fund Business Day of the next month.

Shareholders are subject to the Repurchase Fees (i.e., a redemption fee) on any repurchases where the date that the repurchase request is received by the Trust (which is the last Fund Business Day in the relevant month) falls less than seven days after the shareholder acquired the Shares submitted for repurchase. The Repurchase Fee is equal to 2.00% of the net asset value of Shares repurchased (based on the total repurchase proceeds after any applicable Sales Charge imposed on the repurchase).

In cases where a Shareholder submitting Shares for repurchase holds Shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which Shares are being repurchased, and therefore whether a Repurchase Fee is payable. Repurchase Fees are deducted automatically from the amount to be received in connection with a repurchase and are paid to the Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term Shareholders from such costs. In cases where repurchases are processed indirectly through other handling securities companies, there may be a delay between the time the Shareholder submits his or her Shares and the payment of the Repurchase Fees to the Fund, depending on such handling securities companies’ trade processing procedures and systems. Repurchase Fees are not sales charges.

The Fund may not be able to impose the Repurchase Fee in certain circumstances. For example, the Fund will not be able to collect the Repurchase Fee on repurchases from Shareholders who invest through financial intermediaries (for example, through broker-dealer omnibus accounts or certain retirement plan accounts) that have not agreed to assess and collect the Repurchase Fee from such Shareholders, or that have not agreed to provide the information necessary for the Fund to impose the Repurchase Fee on such Shareholders. By their nature, omnibus accounts, in which purchases and sales of Shares are aggregated for presentation to the Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for the Fund to identify short-term transactions in the Fund, and makes assessment of the Repurchase Fee on transactions effected through such accounts impractical without the assistance of the handling securities company. Due to these limitations on the assessment of the Repurchase Fee, the Fund’s use of Repurchase Fees may not successfully eliminate excessive short-term trading in Shares.

The Fund has elected not to impose the Repurchase Fee on repurchases of Shares acquired through the reinvestment of dividends and distributions. In addition, the Fund may waive the Repurchase Fee in its sole discretion, to the extent permitted by law, and may eliminate or modify any existing waivers at any time, in its sole discretion.

Repurchase Fees are not currently imposed upon repurchases of Shares sold in Japan, although there is a possibility that the Repurchase Fees will be imposed upon repurchases of such Shares in the future.

If all or any part of the Sales Charge is not yet paid when the request for repurchase is made, then the unpaid Sales Charge shall be deducted from the repurchase price. If the shareholder who purchased the Shares of the Fund at different times requests for repurchase of any of his/her Shares, the repurchase of such Shares as purchased earlier shall precede the repurchase of those purchased later. The remaining amount of the Sales Charge with respect to such repurchased Shares and consumption tax chargeable to the Sales Charge shall be deducted from the repurchase amount.

The repurchase shall be paid in yen through the Handling Securities Company in accordance with the Contract. The yen exchange rate therefor shall be the exchange rate which shall be based on the foreign exchange rate quoted in the Tokyo Foreign Exchange Market on the Trade Day of each repurchase and which shall be determined by such Handling Securities Company; provided, however, that such repurchase price may be paid in dollars to the extent acceptable to the Handling Securities Company, such as by means of wire transfer to banks.

c.	Suspension of Repurchase:

The Fund may suspend shareholders’ right of repurchase, or postpone payment for more than seven days, if the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for protection of investors.

d.	Trust’s right to repurchase Shares

Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to repurchase Administrative Class Shares of the Trust in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to repurchase by the investor, the Administrative Class Shares in the account do not have a value of at least $100,000. A shareholder will receive advance notice of a mandatory repurchase and will be given at least 30 days to bring the value of its account up to at least $100,000, or $10,000 as the case may be. This mandatory repurchase policy does not apply to participants in PIMCO Advisors Portfolio Strategies, managed product sponsored by Allianz Dresdner Asset Management of America L.P.

The Trust agrees to repurchase shares of the Fund solely in cash up to the lesser of $250,000 or 1% of the net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any repurchase proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. It is highly unlikely that Administrative Class Shares would ever be repurchased in kind. If Administrative Class Shares are repurchased in kind, however, the repurchasing shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

(iv)	Custody:

In the interest of economy and convenience, certificates for Shares will not be issued to shareholders in the U.S.

To shareholders in Japan, the Trust shall issue a global certificate representing Shares held by such shareholders, and such global certificate shall be held in custody in the name of Nikko Cordial by the Custodian, the Distributor or any designated entity thereof; provided, however, that neither Nikko Cordial nor shareholders in Japan can withdraw the said global certificate or any part thereof from the custody, or request the Trust to issue of any certificate (in definitive form or otherwise) representing any Share. Shareholders in Japan shall be required to entrust the custody of their Shares with Nikko Cordial.

(v)	Duration:

Unless terminated, the Fund shall continue without limitation of time. The Fund may be terminated at any time by a vote of the Shareholders holding a majority of the shares outstanding and entitled to a vote or by written instrument signed by a majority of the Trustees.

(vi)	Accounting Period:

The accounts of the Fund will be closed each year on March 31.

(vii)	Other:

a.	Authorized Shares:

There is no prescribed authorized number of shares, and shares may be issued from time to time.

b.	Amended and Restated Declaration of Trust:

Originals or copies of the Amended and Restated Declaration of Trust, as amended, are maintained in the office of the Trust and are made available for public inspection for the shareholders on such terms as are conferred by law or authorized by the Trustees or by resolutions of the shareholders. Originals or copies of the Amended and Restated Declaration of Trust, as amended, are on file in the United States with the Secretary of State of the Commonwealth of Massachusetts.

The Amended and Restated Declaration of Trust may be amended at any time by vote of shareholders holding a majority of the shares entitled to vote, except that an amendment which shall affect the holders of one or more series or classes of shares but not the holders of all outstanding series and classes shall be authorized by vote of the shareholders holding a majority of the shares entitled to vote of each series and class affected and no vote of shareholders of a series or class not affected shall be required. Amendments having the purpose of changing the name of the Trust or of supplying any omission, or curing, correcting or supplementing any ambiguous, defective or inconsistent provision contained in the Amended and Restated Declaration of Trust, or of making any other change that does not materially adversely affect the rights of shareholders, or if the Trustees deem it necessary to conform the Amended and Restated Declaration of Trust to the requirements of applicable state or federal laws or regulations, including the U.S. Internal Revenue Code, shall not require authorization by shareholder vote.

In Japan, material changes in the Amended and Restated Declaration of Trust shall be published or notice thereof shall be sent to the Japanese Shareholders.

c.	Issue of Warrants, Subscription Rights, etc.:

The Trust may not grant privileges to purchase shares of the Fund to shareholders or investors by issuing warrants, subscription rights or options, or other similar rights.

d.	How Performance Is Shown:

The Trust may, from time to time, include the yield and total return for Administrative Class Shares of the Fund in advertisements or reports to shareholders or prospective investors. Quotations of yield will be based on the investment income per share (as defined by the SEC) during a particular 30-day (or one-month) period (including dividends and interest), less expenses accrued during the period (“net investment income”), and will be computed by dividing net investment income by the maximum public offering price per share on the last day of the period.

Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment over periods of one, five and ten years (up to the life of the Fund), reflect the deduction of a proportional share of expenses (on an annual basis), and assume that all dividends and distributions are reinvested when paid. Total return is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the repurchase value of the investment in the Fund at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions at net asset value). The Fund may advertise total return using alternative methods that reflect all elements of return, but that may be adjusted to reflect the cumulative impact of alternative fee and expense structures, such as the currently effective advisory and administrative fees for the Fund. Consistent with SEC rules and informal guidance, for periods prior to the initial offering date of Administrative Class Shares of the Fund, total return presentations for the class will be based on the historical performance of an older class of the Fund (the “Institutional Class”), but not reflecting any higher operating expenses (such as distribution and servicing fees) associated with the Shares. All other things being equal, such higher expenses would have adversely affected (i.e., reduced) total return for Administrative Class Shares by the amount of such higher expenses, compounded over the relevant period. For the one-year, and five-year periods ended March 31, 2003, the average annual total return for Shares of the Fund was 11.48% and 7.99%, respectively. For the period from the September 8, 1994 inception of the Administrative Class of the Fund though March 31, 2003, the annualized total return of the Shares of the Fund was 8.56%. The 30-day yield for the Shares of the Fund for the period ended March 31, 2003 was 3.33%. The Trust also may provide current distribution information to its shareholders in shareholder reports or other shareholder communications, or in certain types of sales literature provided to prospective investors. Current distribution information for the Administrative Class Shares of the Fund will be based on distributions for a specified period (i.e., total dividends from net investment income), divided by the class net asset value per share on the last day of the period and annualized. The rate of current distributions does not reflect deductions for unrealized losses from transactions in derivative instruments such as options and futures, which may reduce total return. Current distribution rates differ from standardized yield rates in that they represent what the Administrative Class Shares of the Fund has declared and paid to shareholders as of the end of a specified period rather than the Fund’s actual net investment income for that period.

Performance information for the Trust may also be compared to various unmanaged indexes, as well as to indexes prepared for entities or organizations which track the performance of investment companies or investment advisors. Unmanaged indexes generally do not reflect deductions for administrative and management costs and expenses. PIMCO may also report to shareholders or to the public in advertisements concerning the performance of PIMCO as advisor to clients other than the Trust, and on the comparative performance or standing of PIMCO in relation to other money managers. Such comparative information may be compiled or provided by independent ratings services or by news organizations. Any performance information, whether related to the Fund or to the Advisor, should be considered in light of the Fund’s investment objective and policies, characteristics and quality of the portfolio, and the market conditions during the time period indicated, and should not be considered to be representative of what may be achieved in the future.

Investment results will fluctuate over time, and any presentation of total return or yield for any prior period should not be considered as a representation of what an investor’s total return or yield may be in any future period.

(2)	Outline of Disclosure System:

A.	Disclosure in U.S.A.:

(i)	Disclosure to shareholders

In accordance with the 1940 Act, the Trust is required to send to its shareholders annual and semi-annual reports containing financial information.

(ii)	Disclosure to the SEC

The Trust has filed a registration statement with the SEC on Form N-1A; the Trust updates that registration statement periodically in accordance with the 1933 Act and the 1940 Act.

B.	Disclosure in Japan:

a.	Disclosure to the Supervisory Authority:

(i)	Disclosure under the Securities and Exchange Law

When the Fund intends to offer the shares amounting to more than 100 million yen in Japan, it shall submit to the Director-General of Kanto Local Finance Bureau of Japan securities registration statements together with the copies of the Amended and Restated Declaration of Trust and the agreements with major related companies as attachments thereto. The said documents are made available for public inspection for investors and any other persons who desire at the Kanto Local Finance Bureau.

The Handling Securities Companies of the shares shall deliver to the investors prospectuses the contents of which are substantially identical to Part I and Part II of the securities registration statements. For the purpose of disclosure of the financial conditions, etc., the Trustees shall submit to the Director-General of Kanto Local Finance Bureau of Japan securities reports within 6 months of the end of each fiscal year, semi-annual reports within 3 months of the end of each semi-annual period and extraordinary reports from time to time when changes occur as to material subjects of the Fund. These documents are available for public inspection for the investors and any other persons who desire at the Kanto Local Finance Bureau.

(ii)	Notification, etc. under the Law Concerning Investment Trusts and Investment Corporations

In order to deal with the subscription, etc. of the Shares, the Fund shall, in advance, notify certain matters concerning the Fund to the Head of the Financial Services Agency in accordance with the Law Concerning Investment Trusts and Investment Corporations (Law No. 198 of 1951) (hereinafter referred to as the “Investment Trust Law”). Also, in case of an amendment to the Amended and Restated Declaration of Trust of the Fund and the agreements of the Fund, the Fund shall, in advance, notify such effect and contents thereof to the Head of the Financial Services Agency. Furthermore, the Fund shall, promptly after each fiscal period of the Fund is closed, make and file with the Head of the Financial Services Agency an investment report on certain matters concerning the assets of the Fund in accordance with the Investment Trust Law.

b.	Disclosure to Japanese Shareholders:

The Japanese shareholders will be notified of the material facts which would change their position, including material amendments to the Amended and Restated Declaration of Trust of the Trust, and of notices from the Trustees, through the Handling Securities Companies.

The financial statements shall be sent to the Japanese shareholders through the Handling Securities Companies or the summary thereof shall be carried in daily newspapers.

(3)	Exercise of Rights by Shareholders, etc:

(A)	Rights of Shareholders:

Shareholders must register their shares in their own name in order to exercise directly their rights as shareholders. Therefore, shareholders in Japan cannot exercise directly their shareholders’ rights, because their Shares are registered in the name of Nikko Cordial. Shareholders in Japan may have the Handling Securities Companies exercise their rights on their behalf in accordance with the Account Agreement with the Handling Securities Companies. The major rights enjoyed by Shareholders are as follows:

(a)	Voting rights

Each share has one vote, with fractional shares voting proportionally. Shares of the Fund will vote together as a single class except when otherwise required by law or as determined by the Trustees. Although the Fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting for the purpose of removing a Trustee.

(b)	Repurchase rights

Shareholders are entitled to request repurchase of shares at their net asset value at any time.

(c)	Rights to receive dividends

Shareholders are entitled to receive any distribution declared by the Trustees. Distributions are generally made from net investment income monthly and from any net realized capital gains at least annually.

Shareholders may choose two distribution options, though investors in Japan may only choose the last alternative.

•	Reinvest all distributions in additional Shares without a sales charge; or

•	Receive distributions from net investment income and capital gains distributions in cash.

(d)	Right to receive distributions upon dissolution

Shareholders of the Fund are entitled to receive distributions upon dissolution in proportion to the number of shares then held by them, except as otherwise required.

(e)	Right to inspect accounting books and the like

The Trustees shall from time to time determine whether and to what extent, and at what times and places, and under what conditions and regulations the accounts and books of the Trust or any of them shall be open to the inspection of the shareholders; and no shareholder shall have any right to inspect any account or book or document of the Trust except as conferred by laws or authorized by the Trustees or by resolution of the shareholders.

(f)	Right to transfer shares

Shares are transferable without restriction except as limited by applicable law.

(g)	Rights with respect to the U.S. registration statement

If, under the 1933 Act, there is any false statement concerning any material information in the U.S. registration statement, or any omission of any statement of material information necessary to be stated therein to avoid materially misleading investors, shareholders are generally entitled to institute a lawsuit, against a person who signed the relevant registration statement, including a trustee of the issuer (or any person placed in the same position) at the time of filing such statement, as well as certain persons involved in preparing such statement.

(B)	Foreign Exchange Control in U.S.A.:

In the United States, there are no foreign exchange control restrictions on remittance of dividends, repurchase money, etc. of the Shares to Japanese shareholders.

(C)	Agent in Japan:

Hidetaka Mihara

Attorney-at-law

Nagashima Ohno & Tsunematsu

Kioicho Building,

3-12, Kioicho, Chiyoda-ku, Tokyo

The foregoing law firm is the true and lawful agent of the Trust to represent and act for the Trust in Japan for the purpose of;

(1)	the receipt of any and all communications, claims as to matters involving problems under the laws and the rules and regulations of the JSDA and

(2)	any and all judicial and extra-judicial acts and things on behalf of the Trust in connection with any and all disputes, and legal proceedings relating to the sale, offer and repurchase transactions in Japan of the Shares of the Fund.

The agent for the registration with the Director-General of Kanto Local Finance Bureau of the continuous disclosure is each of the following persons:

Hidetaka Mihara

Masato Suzuki

Attorneys-at-law

Nagashima Ohno & Tsunematsu

Kioicho Building,

3-12, Kioicho, Chiyoda-ku, Tokyo

(D)	Jurisdiction:

Limited only to litigation brought by Japanese investors regarding transactions relating to (C)(2) above, the Fund has agreed that the following court has jurisdiction over such litigation and the Japanese law is applicable thereto:

Tokyo District Court

1-4, Kasumigaseki 1-chome

Chiyoda-ku, Tokyo

II.	FINANCIAL CONDITIONS OF THE FUND

1.	FINANCIAL STATEMENTS

a.	Financial Statements in Japanese language of the Fund for the last two fiscal years are translated from the English version of audited financial statements prepared by the Trust, pursuant to the provisions of Article 127 (5) proviso of the “Regulations Concerning Terminology, Forms and Method of Preparation of Financial Statements, etc.” (Ministry of Finance (MOF) ordinance No. 59 of 1963) under the “Ordinance of the Cabinet Office Concerning the Disclosure of the Content, etc. of the Specific Securities” (MOF ordinance No. 22 of 1993), except the parts presented in yen translated from dollars.

The aforesaid financial statements have been audited by PricewaterhouseCoopers LLP, the independent accountants in the U.S. of the Trust, and their Reports of Independent Accountants as included herein has been received by the Trust.

b.	The signed originals of the Reports of Independent Accountants for the aforementioned financial statements of the Fund with respect to the years ended March 31, 2003 and March 31, 2002 are included in the Securities Report of the Fund dated September 30, 2003 and the Securities Report of the Fund dated September 30, 2002, respectively; accordingly, the Reports of Independent Accountants included herein are the copies of such signed originals of the Reports of Independent Accountants included in the Securities Report.

c.	Financial Statements in Japanese language of the Fund for the period ended September 30, 2003 are translated from the English version of financial statements prepared by the Trust, pursuant to the provisions of Article 63 (4) proviso of the “Regulations Concerning Terminology, Forms and Method of Preparation of Interim Financial Statements, etc.” (MOF ordinance No. 38 of 1977) under the “Ordinance of the Cabinet Office Concerning the Disclosure of the Content, etc. of the Specific Securities” (MOF ordinance No. 22 of 1993), except the parts presented in yen translated from dollars.

The aforesaid financial statements have not been audited by PricewaterhouseCoopers LLP, the independent accountants in the U.S. of the Trust.

d.	The original financial statements of the Fund are presented in U.S. dollars. The Japanese translation of the financial statements is also presented in Japanese yen translated from the U.S. dollars. The amount presented in Japanese yen are translated solely for convenience from the amounts in U.S. dollars at the exchange rate of U.S.$1.00=Yen 108.80, being the mean of telegraphic transfer selling and buying exchange rate vis-à-vis Customers quoted from The Bank of Tokyo-Mitsubishi as of October 31, 2003. Amounts less than one million yen are rounded up or down to nearer one million yen.

Report of Independent Accountants

To the Trustees and Administrative Class Shareholders of the PIMCO Funds:

Pacific Investment Management Series

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statement of operations, and of changes in net assets and the financial highlights for the Administrative Class shares presents fairly, in all material respects, the financial position of the Total Return Fund (hereafter referred to as the “Fund”) at March 31, 2003, the results of its operations, the changes in its net assets and the financial highlights for the Administrative Class shares for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2003 by correspondence with the custodian and counterparties, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 27, 2003

Report of Independent Accountants

To the Trustees and Administrative Class Shareholders of the PIMCO Total Return Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, of changes in net assets and the financial highlights for the Administrative Class shares presents fairly, in all material respects, the financial position of the Total Return Fund (hereafter referred to as the “Fund”) at March 31, 2002, the results of operations, the changes in net assets and the financial highlights for the Administrative Class shares for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereinafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2002 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 23, 2002

Statements of Assets and Liabilities

Total Return Fund

March 31, 2003

Amounts in thousands, except per share amounts

Assets:
Investments, at value	$77,164,485
Cash	66,132
Foreign currency, at value	336,687
Receivable for investments sold	4,771,149
Unrealized appreciation on forward foreign currency contracts	8,230
Receivable for Fund shares sold	429,551
Interest and dividends receivable	469,357
Variation margin receivable	73,667
Swap premiums paid	15,755
Unrealized appreciation on swap agreements	31,827

83,366,840

Liabilities:
Payable for investments purchased	$9,907,690
Unrealized depreciation on forward foreign currency contracts	8,685
Payable for financing transactions	36
Written options outstanding	133,846
Payable for Fund shares redeemed	496,330
Dividends payable	37,629
Accrued investment advisory fee	14,360
Accrued administration fee	12,795
Accrued distribution fee	6,597
Accrued servicing fee	2,997
Swap premiums received	8,383
Unrealized depreciation on swap agreements	50,889
Other liabilities	4,312

10,684,549

Net Assets	$72,682,291

Net Assets Consist of:
Paid in capital	$70,659,664
Undistributed net investment income	777,772
Accumulated undistributed net realized gain	173,813
Net unrealized appreciation	1,071,042

$72,682,291

Net Assets:
Administrative Class	$16,109,374
Other Classes	56,572,917
Shares Issued and Outstanding:
Administrative Class	1,492,759
Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Administrative Class	$10.79
Cost of Investments Owned	$76,107,131

Cost of Foreign Currency Held	$329,668

Statement of Operations

Total Return Fund

For the year ended March 31, 2003

Amounts in thousands

Investment Income:
Interest	$2,869,588
Dividends	23,866
Miscellaneous income	17,248

Total Income	2,910,702

Expenses:
Investment advisory fees	158,777
Administration fees	140,014
Distribution and/or servicing fees - Administrative Class	30,769
Distribution and/or servicing fees - Other Classes	68,527
Trustees’ fees	313

Total Expenses	398,400

Net Investment Income	2,512,302

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	960,481
Net realized gain on futures contracts, written options, and swaps	1,869,442
Net realized gain on foreign currency transactions	197,170
Net change in unrealized appreciation on investments	1,245,795
Net change in unrealized appreciation on futures contracts, written options, and swaps	37,818
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	7,827

Net Gain	4,318,533

Net Increase in Assets Resulting from Operations	$6,830,835

Statements of Changes in Net Assets

Total Return Fund

Amounts in thousands		Year Ended March 31, 2003	Year Ended March 31, 2002

Increase (Decrease) in Net Assets from:
Operations:
Net investment income		$2,512,302	$2,382,004
Net realized gain		3,027,093	1,406,666
Net change in unrealized appreciation (depreciation)		1,291,440	(659,434)

Net increase resulting from operations		6,830,835	3,129,236

Distributions to Shareholders:
From net investment income
Administrative Class		(493,233)	(344,120)
Other Classes		(2,101,575)	(2,036,499)
From net realized capital gains
Administrative Class		(438,635)	(216,063)
Other Classes		(1,710,410)	(1,142,555)

Total Distributions		(4,743,853)	(3,739,237)

Fund Share Transactions:
Receipts for shares sold
Administrative Class		9,059,856	5,123,488
Other Classes		25,400,756	18,053,389
Issued as reinvestment of distributions
Administrative Class		741,354	462,124
Other Classes		3,207,667	2,653,654
Cost of shares redeemed
Administrative Class		(2,966,362)	(1,915,219)
Other Classes		(18,060,988)	(13,059,802)
Net increase resulting from Fund share transactions		17,382,283	11,317,634

Total Increase in Net Assets		19,469,265	10,707,633

Net Assets:
Beginning of period		53,213,026	42,505,393
End of period	*	$72,682,291	$53,213,026
*Including undistributed net investment income of:		$777,772	$210,720

Financial Highlights

Total Return Fund (Administrative Class)

Selected Per Share Data for the Year Ended:	03/31/2003	03/31/2002	03/31/2001		03/31/2000		03/31/1999
Net asset value beginning of year	$10.41	$10.52	$9.96		$10.36		$10.62
Net investment income (a)	0.41	0.51	0.64		0.61		0.61
Net realized/unrealized gain (loss) on investments (a)	0.75	0.20	0.56		(0.41)		0.16
Total income from investment operations	1.16	0.71	1.20		0.20		0.77
Dividends from net investment income	(0.43)	(0.52)	(0.64)		(0.60)		(0.61)
Distributions from net realized capital gains	(0.35)	(0.30)	0.00		0.00		(0.42)
Total distributions	(0.78)	(0.82)	(0.64)		(0.60)		(1.03)
Net asset value end of year	$10.79	$10.41	$10.52		$9.96		$10.36
Total return	11.48%	6.89%	12.52%		2.07%		7.33%
Net assets end of year (000s)	$16,109,374	$8,900,453	$5,353,222		$3,233,785		$1,972,984
Ratio of net expenses to average net assets	0.68%	0.68%	0.74	% [b]	0.79	% [b]	0.68%
Ratio of net investment income to average net assets	3.86%	4.85%	6.31%		6.01%		5.52%
Portfolio turnover rate	234%	445%	450%		223%		154%

a	Per share amounts based on average number of shares outstanding during the period.
b	Ratio of expenses to average net assets excluding interest expense 0.68%.

Notes to Financial Statements

March 31, 2003

1. Organization

The Total Return Fund (the “Fund”) is a series of the PIMCO Funds: Pacific Investment Management Series (the “Trust”) which was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. The Trust currently consists of 48 separate investment funds (the “Funds”). The Trust may offer up to eight classes of shares: Institutional, Administrative, Advisor, A, B, C, D and R. The Advisor class had not commenced operations as of March 31, 2003. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Administrative Class shares of the Fund. Certain detailed financial information for the Institutional, A, B, C, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of the Fund, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Foreign Currency. The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses of the Fund are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Fund are allocated daily to each class of shares based on the relative net assets of each class.

Federal Income Taxes. The Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions. The Fund may enter into financing transactions consisting of the sale by the Fund of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income in the Statement of Operations. If the counterparty to whom the Fund sells the security becomes insolvent, a Fund’s right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by the Fund with the proceeds of a financing transaction may not exceed transaction costs. The Fund will designate assets determined to be liquid by PIMCO or otherwise cover its obligations under financing transactions.

Futures Contracts. The Fund is authorized to enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund may be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options Contracts. The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included in the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss.

Forward Currency Transactions. The Fund may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund’s securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Swap Agreements. The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Swaps are marked to market daily based upon quotations from market makers and vendors and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments are included as part of miscellaneous income on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

Loan Agreements. The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Short Sales. The Fund has entered into short sales transactions during the fiscal year. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Stripped Mortgage-Backed Securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

Delayed Delivery Transactions. The Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity.

Repurchase Agreements. The Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.

Restricted Securities. The Fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (PIMCO) is a majority-owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets of the Fund. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives from the Fund a monthly administrative fee based on each share class’ average daily net assets. The Administration Fee for the Institutional and Administrative Classes is charged at the annual rate of 0.18%. The Administration Fee for the Retail Classes is charged at an annual rate of 0.40%. The Administration Fee for Class D is charged at the annual rate of 0.25%. The Administration Fee for Class R is charged at the annual rate of 0.40%.

Distribution and Servicing Fees. PIMCO Advisors Distributors LLC (“PAD”), is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to PAD was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2003.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates PAD or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid PAD distribution and servicing fees at an effective rate as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee (%)	Servicing Fee (%)
Class A
	—	0.25
Class B
	0.75	0.25
Class C
	0.75	0.25
Class D
	—	0.25
Class R
	0.25	0.25

PAD also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2003 PAD received $30,167,152 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each unaffiliated Trustee receives an annual retainer of $60,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets.

4. Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2003, were as follows (amounts in thousands):

U.S Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$120,488,481	$117,518,321	$22,938,235	$21,597,520

5. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

Premium
Balance at 03/31/2002	$316,125
Sales	178,912
Closing Buys	(33,706)
Expirations	(317,266)
Exercised	0

Balance at 03/31/2003	$144,065

6. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Total Return Fund
	Year Ended 03/31/2003 Shares	Amount	Year Ended 03/31/2002 Shares	Amount
Receipts for shares sold
Administrative Class	845,224	9,059,856	482,744	5,123,488
Other Classes	2,371,280	25,400,756	1,703,178	18,053,389
Issued as reinvestment of distributions
Administrative Class	69,624	741,354	43,806	462,124
Other Classes	301,327	3,207,667	251,617	2,653,654
Cost of shares redeemed
Administrative Class	(276,795)	(2,966,362)	(180,769)	(1,915,219)
Other Classes	-1,685,645	-18,060,988	-1,231,500	-13,059,802

Net increase resulting from Fund share transactions	1,625,015	$17,382,283	1,069,076	$11,317,634

7. Federal Income Tax Matters

As of March 31, 2003, the components of distributable taxable earnings were as follows (amounts in thousands):

Total Return Fund

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis (Depreciation) on Derivatives and Foreign Currency Denominated Assets/Liabilities (1)	Other Book-to-Tax Accounting Differences	Accumulated Capital Losses	Post-October Deferral (2)
$995,902	$293,883	$(137,562)	$0	$0	$(156,803)

(1)	Adjusted for accelerated recognition of unrealized gain/(loss) or deferral of realized losses for certain options, futures, and foreign currency transactions.
(2)	Capital losses realized during the period November 1, 2002 through March 31, 2003 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.

As of March 31, 2003, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (3)
Total Return Fund	$76,137,278	$1,782,566	$(755,359)	$1,027,207

(3)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, unamortized premium on convertible bonds, and differences in the timing of income recognition on certain bonds for federal income tax purposes.

For the fiscal year ended March 31, 2003, the Fund made the following tax basis distributions (amounts in thousands):

	Ordinary Income Distributions (4)	Long-Term Capital Gains Distributions	Return of Capital
Total Return Fund	$4,118,876	$624,977	$0

(4)	Includes short-term capital gains.

FEDERAL INCOME TAX INFORMATION (unaudited)

As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2003) regarding the status of the dividend received deduction for corporations.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of the following Fund’s fiscal 2003 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below:

Total Return Fund	0.39%

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2004, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2003.

Schedule of Investments

Total Return Fund

March 31, 2003

		Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 19.9%
Banking & Finance 9.9%
ABN AMRO Bank NV Chicago
7.250% due 05/31/2005		$150	$166
Air 2 U.S. Equipment Trust
8.027% due 10/01/2019		20,710	10,466
Allstate Corp.
7.875% due 05/01/2005		400	447
6.750% due 05/15/2018		280	316
Allstate Life Funding LLC
1.652% due 07/26/2004	a	9,600	9,582
AMERCO
7.230% due 01/21/2027		1,250	1,003
7.135% due 10/15/2049		15,000	12,300
American Express Co.
3.750% due 11/20/2007		60	61
American Express Credit Corp.
7.450% due 08/10/2005	a	1,000	1,114
American Express Travel
5.625% due 01/22/2004		22,700	23,438
American General Finance
6.170% due 05/06/2003		3,200	3,214
8.125% due 03/15/2046		270	342
Aon Capital Trust A
8.205% due 01/01/2027		725	725
Aristar, Inc.
7.375% due 09/01/2004		20,000	21,572
Associates Corp. of North America
5.750% due 11/01/2003		5,425	5,566
5.800% due 04/20/2004		510	534
6.625% due 06/15/2005		4,830	5,277
Atlas Reinsurance PLC
4.080% due 04/04/2003	a	22,700	22,700
5.080% due 10/04/2004	a	3,000	3,000
Banco Nacional de Comercio Exterior
7.250% due 02/02/2004		30,050	31,392
Bank of America Corp.
9.200% due 05/15/2003		90	91
6.875% due 06/01/2003		100	101
6.500% due 08/15/2003		150	153
6.625% due 06/15/2004		40	43
6.125% due 07/15/2004		600	636
6.750% due 09/15/2005		200	222
5.250% due 02/01/2007		40	43
6.625% due 10/15/2007		100	114
6.375% due 02/15/2008		3,000	3,384
6.250% due 04/01/2008		100	112
7.800% due 02/15/2010		300	364
6.250% due 04/15/2012		150	169
4.875% due 09/15/2012		2,000	2,053
8.570% due 11/15/2024		125	164
Bank One Corp.
1.525% due 09/26/2003	a	700	701
1.620% due 05/07/2004	a	8,200	8,224
7.000% due 07/15/2005		100	110
6.500% due 02/01/2006		960	1,068
5.900% due 11/15/2011		550	603
Bank One Texas NA
6.250% due 02/15/2008		100	113
Bear Stearns Cos., Inc.
6.750% due 04/15/2003		105	105
1.670% due 05/06/2003	a	27,224	27,236
1.551% due 07/22/2003	a	25,500	25,498
6.700% due 08/01/2003		100	102
1.630% due 12/01/2003	a	127,900	128,098
6.625% due 01/15/2004		200	208
6.150% due 03/02/2004	a	300	313
8.750% due 03/15/2004		75	80
1.940% due 05/24/2004	a	29,300	29,461
1.758% due 06/01/2004	a	12,665	12,717
1.560% due 09/16/2005	a	16,000	15,946
Beaver Valley Funding Corp.
8.250% due 06/01/2003		39	39
Boeing Capital Corp.
1.380% due 04/17/2003	a	3,000	2,999
Caterpillar Financial Services Corp.
7.700% due 11/05/2003		600	623
Chase Manhattan Corp.
5.750% due 04/15/2004	a	150	157
6.000% due 11/01/2005		50	54
6.125% due 11/01/2008		400	443
Cincinnati Financial Corp.
6.900% due 05/15/2028		55,360	58,665

CIT Group, Inc.
1.840% due 04/07/2003	a	19,277	19,277
5.625% due 10/15/2003		250	255
7.500% due 11/14/2003		35	36
2.838% due 03/01/2004	a	25,000	25,154
5.625% due 05/17/2004		21,650	22,389
2.660% due 07/30/2004	a	10,000	10,019
7.250% due 08/15/2005		90	97
7.625% due 08/16/2005		15	16
4.125% due 02/21/2006		24,700	24,748
7.375% due 04/02/2007		30,295	32,855
7.750% due 04/02/2012		27,900	31,267
CitiFinancial Credit Co.
7.750% due 03/01/2005		1,230	1,366
6.750% due 07/01/2007		450	513
Citigroup, Inc.
5.800% due 03/15/2004		200	208
6.750% due 12/01/2005		100	111
7.250% due 10/01/2010		680	807
6.000% due 02/21/2012		90	100
5.625% due 08/27/2012		10,000	10,743
Comerica Bank
7.250% due 06/15/2007		200	228
Compagnie Financiere de CIC - UE
2.720% due 06/29/2049	a	1,500	1,481
Countrywide Home Loans, Inc.
6.250% due 04/15/2009		600	660
Credit Asset Receivable LLC
6.274% due 10/31/2003		6,314	6,392
Credit Suisse First Boston USA, Inc.
4.625% due 01/15/2008		80,000	82,636
DaimlerChrysler Financial Services North America LLC
1.401% due 06/17/2003	a	1,200	1,199
1.401% due 06/18/2003	a	55,700	55,645
DBS Group Holdings Ltd.
7.875% due 08/10/2009		6,000	7,089
Deutsche Telekom International Finance BV
8.250% due 06/15/2005		123,600	136,230
8.500% due 06/15/2010		23,300	27,387
8.750% due 06/15/2030		250,100	297,808
9.250% due 06/01/2032		3,300	4,289
Devon Financing Corp. ULC
7.875% due 09/30/2031		20,000	23,949
Duke Capital Corp.
7.250% due 10/01/2004		9,000	9,297
6.250% due 07/15/2005		325	331
EOP Operating L.P.
5.875% due 01/15/2013		100	104
Export-Import Bank Korea
6.500% due 11/15/2006		9,035	9,684
7.100% due 03/15/2007		31,900	35,051
Farmers Insurance
8.625% due 05/01/2024		275	211
Finova Group, Inc.
7.500% due 11/15/2009		27,255	9,744
First Chicago Corp.
4.250% due 07/28/2003	a	50	50
First National Bank Chicago
8.080% due 01/05/2018		250	308
First Security Corp.
5.875% due 11/01/2003		9,325	9,575
Ford Motor Credit Co.
2.060% due 04/17/2003	a	71,180	71,163
6.125% due 04/28/2003		34,530	34,567
1.608% due 06/02/2003	a	90,800	90,658
1.530% due 06/06/2003	a	7,500	7,464
1.560% due 06/20/2003	a	58,800	58,677
1.806% due 06/23/2003	a	216,811	216,450
6.625% due 06/30/2003		825	829
1.600% due 11/24/2003	a	47,000	46,320
7.500% due 06/15/2004		100	102
6.700% due 07/16/2004		26,300	26,819
8.250% due 02/23/2005		2,500	2,567
7.600% due 08/01/2005		5,000	5,100
6.375% due 12/15/2005		100	99
6.500% due 01/25/2007		220	212
7.200% due 06/15/2007		25	24
5.800% due 01/12/2009	a	655	587
7.375% due 10/28/2009		200	189
7.875% due 06/15/2010		1,795	1,719
7.375% due 02/01/2011		1,285	1,199
7.250% due 10/25/2011		119,250	109,610
FPL Group Capital, Inc.
7.625% due 09/15/2006		725	827
Gemstone Investors Ltd.
7.710% due 10/31/2004		115,650	107,570
General Electric Capital Corp.
6.800% due 11/01/2005		100	111
7.875% due 12/01/2006		30	35
8.500% due 07/24/2008		100	123

6.125% due 02/22/2011		81,000	89,104
5.875% due 02/15/2012		30	32
6.000% due 06/15/2012		2,850	3,113
5.450% due 01/15/2013		176,690	185,363
5.000% due 02/01/2013		58,875	60,326
6.900% due 09/15/2015		100	117
6.750% due 03/15/2032		5,040	5,696
General Motors Acceptance Corp.
7.125% due 05/01/2003		36,000	36,142
1.840% due 05/16/2003	a	105,575	105,540
1.283% due 07/20/2003	a	5,644	5,644
1.643% due 07/21/2003	a	48,400	48,317
1.680% due 08/04/2003	a	218,195	217,704
1.440% due 08/18/2003	a	154,423	153,937
5.550% due 09/15/2003		37,000	37,535
6.625% due 10/20/2003		2,000	2,046
1.648% due 11/07/2003	a	20,000	19,905
5.750% due 11/10/2003		1,100	1,122
2.088% due 01/20/2004	a	390,435	388,468
6.380% due 01/30/2004		4,000	4,129
2.250% due 03/22/2004	a	82,500	82,014
1.630% due 04/05/2004	a	98,747	97,536
2.050% due 05/10/2004	a	149,200	147,732
2.040% due 05/17/2004	a	80,400	79,593
1.590% due 05/28/2004	a	73,000	72,121
6.850% due 06/17/2004		1,200	1,253
1.798% due 07/20/2004	a	19,200	18,901
1.718% due 07/21/2004	a	35,300	34,714
1.740% due 07/30/2004	a	89,977	88,512
6.625% due 10/15/2005		100	105
6.650% due 11/17/2005		500	520
6.750% due 01/15/2006		565	589
6.125% due 02/01/2007		2,535	2,604
6.150% due 04/05/2007		150	154
6.125% due 01/22/2008		750	765
8.950% due 07/02/2009		7,435	8,189
7.750% due 01/19/2010		445	470
7.250% due 03/02/2011		1,000	1,012
6.875% due 09/15/2011		1,905	1,885
7.000% due 02/01/2012		2,000	1,998
6.875% due 08/28/2012		78,900	77,983
7.430% due 12/01/2021		227	243
8.000% due 11/01/2031		60,625	59,191
General Motors Nova Scotia Finance
6.850% due 10/15/2008		19,240	19,981
Goldman Sachs Group, Inc.
4.125% due 01/15/2008		71,260	73,245
6.600% due 01/15/2012		5,000	5,594
5.700% due 09/01/2012		11,090	11,714
5.250% due 04/01/2013		37,990	38,619
Goldman Sachs Group, L.P.
6.625% due 12/01/2004		275	295
2.050% due 02/09/2009	a	10,000	10,026
6.500% due 02/25/2009		140	157
Hartford Life, Inc.
6.900% due 06/15/2004		600	636
Heller Financial, Inc.
1.579% due 04/28/2003	a	26,000	26,006
1.609% due 04/28/2003	a	73,100	73,118
8.000% due 06/15/2005		700	787
Hertz Corp.
7.000% due 07/15/2003		13,300	13,427
Hitachi Credit America
1.650% due 10/15/2003	a	11,500	11,510
Household Capital Trust III
1.640% due 06/26/2004	a	27,925	27,693
Household Finance Corp.
1.550% due 06/24/2003	a	35,700	35,703
1.690% due 05/28/2004	a	170,700	170,063
8.000% due 08/01/2004		225	242
6.500% due 01/24/2006		65	71
7.200% due 07/15/2006		450	504
5.875% due 02/01/2009		70	76
8.000% due 07/15/2010		150	178
6.375% due 11/27/2012		20,000	21,968
HSBC Capital Funding LP
9.547% due 12/31/2049	a	76,400	96,149
10.176% due 12/31/2049	a	66,160	93,735
HYDI 100
8.750% due 11/15/2007		25,000	25,355
IMEXA Export Trust
10.625% due 05/31/2005		2,460	1,427
J.P. Morgan Chase & Co.
6.700% due 11/01/2007		30	34
6.750% due 02/01/2011		375	416
6.698% due 02/15/2012	a	600	621
5.750% due 01/02/2013		90,000	94,467
Jenkins-Empire Associates
6.840% due 08/01/2008		1,929	2,056
John Deere Capital Corp.
6.000% due 02/15/2009		680	748

John Hancock
7.375% due 02/15/2024		360	393
KBC Bank Fund Trust III
9.860% due 11/02/2049	a	5,700	7,066
Key Bank USA NA
7.550% due 09/15/2006		350	400
Korea Development Bank
6.625% due 11/21/2003		2,090	2,144
7.125% due 04/22/2004	a	320	334
6.750% due 12/01/2005		55	59
7.250% due 05/15/2006		50	55
Landesbank Baden-Wuerttemberg AG
6.350% due 04/01/2012		60,000	68,254
LB Rheinland - PFALZ
6.875% due 02/23/2028		3,400	3,776
Lehman Brothers Holdings, Inc.
7.625% due 06/01/2006	a	350	400
8.250% due 06/15/2007		70	83
LG&E Capital Corp.
6.205% due 05/01/2004		1,000	1,037
6.460% due 01/15/2008	a	3,000	3,240
Liberty Mutual Insurance
8.200% due 05/04/2007		14,510	15,086
Lion Connecticut Holdings
6.375% due 08/15/2003		200	204
7.250% due 08/15/2023		50	55
Lloyds TSB Bank PLC
1.740% due 08/25/2010	a	3,000	3,006
MCN Investment Corp.
7.120% due 01/16/2004		3,750	3,827
Merrill Lynch & Co., Inc.
6.550% due 08/01/2004		2,400	2,556
7.150% due 09/15/2004		360	388
4.540% due 03/08/2005		40	42
7.375% due 05/15/2006		565	638
7.000% due 04/27/2008		100	115
Metropolitan Life Insurance Co.
6.300% due 11/01/2003		6,800	6,996
Monumental Global Funding II
1.540% due 09/26/2003	a	8,500	8,511
Morgan Stanley Dean Witter & Co.
6.750% due 04/15/2011		17,200	19,281
7.250% due 04/01/2032		10,000	11,487
Morgan Stanley Group, Inc.
6.375% due 12/15/2003		150	155
5.625% due 01/20/2004		1,200	1,241
6.875% due 03/01/2007		225	253
Morgan Stanley TRACERS
4.186% due 09/15/2011	a	171,296	195,330
6.515% due 03/15/2012	a	81,250	93,457
National Rural Utilities Cooperative Finance Corp.
6.250% due 04/15/2003		50,000	50,050
1.590% due 07/17/2003	a	15,000	14,988
2.830% due 04/26/2004	a	138,200	139,297
5.750% due 08/28/2009		1,890	2,040
7.250% due 03/01/2012		80,085	93,242
8.000% due 03/01/2032		70,850	88,080
National Westminster Bank PLC
9.375% due 11/15/2003		200	210
Newcourt Credit Group, Inc.
6.875% due 02/16/2005		7,500	7,905
Nordbanken AB
8.950% due 11/29/2049		28,000	33,889
Osprey Trust
8.310% due 01/15/2049		76,155	11,233
Pacific Life Insurance Co.
7.900% due 12/30/2023		8,000	9,206
Parker Retirement Savings Plan
6.340% due 07/15/2008		589	643
Pemex Finance Ltd.
6.125% due 11/15/2003		5,200	5,281
Pemex Project Funding Master Trust
2.890% due 01/07/2005	a	152,300	154,368
7.875% due 02/01/2009		3,770	4,161
8.000% due 11/15/2011		100,500	110,299
PNC Funding Corp.
7.000% due 09/01/2004	a	20,000	21,390
Popular North America, Inc.
6.625% due 01/15/2004		23,000	23,765
Popular, Inc.
6.375% due 09/15/2003		5,000	5,097
Premium Asset Trust
1.665% due 11/27/2004	a	48,900	49,062
1.680% due 10/06/2005	a	300	300
1.692% due 09/08/2007	a	34,900	34,900
Prime Property Funding II
7.000% due 08/15/2004		110	117
Prudential Funding Corp.
6.375% due 07/23/2006		100	109
6.625% due 04/01/2009		17,000	18,465

Qwest Capital Funding, Inc.
7.000% due 08/03/2009		15,500	11,857
7.250% due 02/15/2011		29,443	22,524
7.750% due 02/15/2031		12,500	8,812
Racers
2.000% due 04/01/2003	a	20,000	19,500
2.030% due 04/01/2003	a	20,000	19,506
5.560% due 04/28/2003	a	45,000	46,102
Reliance Group Holdings, Inc.
9.750% due 11/15/2003	b	10,000	350
9.000% due 11/15/2049	b	19,000	950
Residential Reinsurance Ltd.
6.415% due 06/01/2004	a	88,200	89,190
Rothmans Holdings
6.500% due 05/06/2003		16,890	16,966
Royal Bank of Scotland PLC
8.817% due 03/31/2049		45,400	50,762
9.118% due 03/31/2049		92,400	115,281
7.648% due 08/31/2049		195	231
Salomon Smith Barney Holdings, Inc.
1.713% due 01/22/2004	a	10,000	10,021
7.000% due 03/15/2004		100	105
1.680% due 05/04/2004	a	13,820	13,855
Sears Roebuck Acceptance Corp.
6.750% due 09/15/2005		3,200	3,346
Societe Generale Real Estate LLC
7.640% due 12/29/2049	a	23,000	25,698
Spieker Properties, Inc.
6.800% due 05/01/2004		1,100	1,152
Studio Re Ltd.
6.500% due 07/07/2006	a	15,600	15,600
Sun Life of Canada (U.S.)
8.526% due 05/29/2049		250	274
Targeted Return Index Securities Trust
3.489% due 01/15/2012	a	18,265	20,291
Transamerica Finance Corp.
7.500% due 03/15/2004		270	284
Travelers Property Casualty Corp.
6.375% due 03/15/2033		8,400	8,333
Trinom Ltd.
5.278% due 12/18/2004	a	48,700	49,112
U.S. Bancorp
6.500% due 06/15/2004		600	635
Verizon Global Funding Corp.
5.750% due 04/01/2003		20,600	20,600
6.750% due 12/01/2005		16,135	17,902
7.600% due 03/15/2007		4,000	4,568
6.125% due 06/15/2007		12,520	13,875
7.250% due 12/01/2010		300	349
7.375% due 09/01/2012		50	59
7.750% due 12/01/2030		655	791
Verizon Wireless Capital LLC
1.658% due 12/17/2003	a	16,000	15,989
Wachovia Corp.
6.375% due 04/15/2003		200	200
4.950% due 11/01/2006		28,300	30,439
Wells Fargo & Co.
6.625% due 07/15/2004		6,500	6,925
7.250% due 08/24/2005		400	450
6.450% due 02/01/2011		375	430
Wells Fargo Financial, Inc.
6.000% due 02/01/2004		50	52
Wilmington Trust (Tucson)
10.732% due 01/01/2013	c	155	155

			7,147,189

Industrials 4.4%
Air Products & Chemicals, Inc.
6.250% due 06/15/2003		2,500	2,525
Akzo Nobel, Inc.
6.000% due 11/15/2003		32,000	32,938
Albertson’s, Inc.
6.550% due 08/01/2004		240	252
7.500% due 02/15/2011		80	93
7.450% due 08/01/2029		20	22
8.000% due 05/01/2031		37,300	43,850
Alcoa, Inc.
6.000% due 01/15/2012		800	871
Allied Waste North America, Inc.
7.375% due 01/01/2004		20,425	20,833
9.250% due 09/01/2012		11,000	11,756
Altria Group, Inc.
7.750% due 01/15/2027		28,000	27,788
Amerada Hess Corp.
7.875% due 10/01/2029		23,760	26,734
7.300% due 08/15/2031		19,800	21,048
America West Airlines, Inc.
6.870% due 01/02/2017	a	1,717	1,326
American Airlines, Inc.
9.850% due 06/15/2008		1,772	368
10.210% due 01/01/2010		12,500	6,221

10.610% due 03/04/2011		1,895	294
6.978% due 04/01/2011		35,036	30,506
7.858% due 10/01/2011		1,900	1,668
9.780% due 11/26/2011		357	127
10.190% due 05/26/2016		3,661	1,273
Amoco Corp.
6.250% due 10/15/2004	a	1,000	1,070
Anadarko Petroleum Corp.
5.375% due 03/01/2007		2,250	2,430
Anheuser-Busch Cos., Inc.
6.750% due 08/01/2003		600	611
6.000% due 04/15/2011		95	106
AOL Time Warner, Inc.
6.125% due 04/15/2006		300	314
6.150% due 05/01/2007		290	308
6.875% due 05/01/2012		75,300	80,382
7.625% due 04/15/2031		40,450	43,078
7.700% due 05/01/2032		151,670	163,024
Baxter International, Inc.
9.500% due 06/15/2008		200	240
Boeing Co.
6.350% due 06/15/2003		750	757
6.625% due 02/15/2038		335	330
Bristol-Myers Squibb Co.
5.750% due 10/01/2011		750	806
Campbell Soup Co.
4.750% due 10/01/2003	a	700	712
Canadian National Railway Co.
6.450% due 07/15/2006		550	605
6.375% due 10/15/2011		65	73
Canwest Media, Inc.
10.625% due 05/15/2011		3,000	3,319
Cemex S.A. de CV
8.625% due 07/18/2003		48,050	48,907
Coastal Corp.
1.950% due 07/21/2003	a	37,700	36,229
6.200% due 05/15/2004		3,000	2,850
6.500% due 05/15/2006		810	709
7.500% due 08/15/2006		9,075	8,031
6.375% due 02/01/2009		9,000	7,200
7.750% due 06/15/2010		15,500	12,710
9.625% due 05/15/2012		9,000	7,830
6.700% due 02/15/2027		400	332
7.420% due 02/15/2037		9,000	6,435
Coca-Cola Enterprises, Inc.
6.000% due 07/15/2003	a	250	253
4.000% due 06/01/2005		65	68
5.750% due 11/01/2008		100	112
Colgate-Palmolive Co.
6.000% due 08/15/2003		45	46
Comcast Cable Communications, Inc.
6.375% due 01/30/2006		3,540	3,792
8.375% due 05/01/2007		145	165
6.750% due 01/30/2011		18,580	20,072
Comcast Corp.
6.500% due 01/15/2015		10,000	10,553
ConAgra Foods, Inc.
2.017% due 09/10/2003	a	62,100	62,175
Conoco, Inc.
6.950% due 04/15/2029		25	28
Continental Airlines, Inc.
6.410% due 04/15/2007		296	166
6.954% due 08/02/2009		10,829	5,757
7.056% due 09/15/2009		40,409	33,507
7.487% due 10/02/2010		1,215	994
7.730% due 03/15/2011		2,171	876
6.503% due 06/15/2011		9,220	7,597
6.900% due 01/02/2018		1,358	1,100
6.820% due 05/01/2018		6,333	5,025
7.256% due 03/15/2020		25,467	20,869
7.707% due 04/02/2021		3,684	3,017
Continental Cablevision
8.875% due 09/15/2005		500	563
Cox Enterprises, Inc.
2.250% due 05/01/2033	a	7,600	7,591
CSC Holdings, Inc.
8.125% due 07/15/2009		3,000	3,082
7.625% due 04/01/2011		7,000	7,052
CSX Corp.
7.450% due 05/01/2007		150	172
6.250% due 10/15/2008		150	167
DaimlerChrysler North America Holding Corp.
7.750% due 05/27/2003		48,000	48,453
1.850% due 08/01/2003	a	36,600	36,600
1.570% due 08/21/2003	a	41,000	40,957
1.850% due 08/02/2004	a	3,400	3,386
1.660% due 08/16/2004	a	56,100	55,728
6.900% due 09/01/2004		30	32
4.750% due 01/15/2008		14,030	14,242
7.300% due 01/15/2012		700	783

Delta Air Lines Equipment Trust
9.550% due 01/02/2008	c	7,773	3,873
10.430% due 01/02/2011		3,755	1,971
10.140% due 08/14/2012		1,000	515
10.000% due 06/05/2013		10,828	5,576
10.060% due 01/02/2016		6,500	3,347
Delta Air Lines, Inc.
10.570% due 01/02/2007	c	11,640	5,801
7.379% due 05/18/2010		8,208	7,676
7.570% due 11/18/2010		41,250	38,994
7.111% due 03/18/2013		60,000	55,928
9.200% due 09/23/2014		6,000	2,835
10.000% due 12/05/2014		5,000	2,575
10.500% due 04/30/2016		27,950	13,480
Devon Energy Corp.
7.950% due 04/15/2032		10,000	12,101
Dex Media East LLC
9.875% due 11/15/2009		4,000	4,530
Dow Chemical Co.
6.000% due 10/01/2012		18,900	19,249
7.375% due 11/01/2029		18,100	18,834
Duke Energy Field Services LLC
7.500% due 08/16/2005		6,600	7,088
Duty Free International, Inc.
7.000% due 01/15/2004		175	84
Eastman Chemical Co.
6.375% due 01/15/2004		11,250	11,651
Eastman Kodak Co.
7.250% due 06/15/2005		275	298
Eli Lilly & Co.
5.500% due 07/15/2006		110	120
Enron Corp.
8.000% due 08/15/2005	b	3,200	840
Enterprise Products Partners LP
7.500% due 02/01/2011		35	39
Equistar Chemicals LP
10.125% due 09/01/2008		5,000	4,850
Federal Express Corp.
6.845% due 01/15/2019	a	770	816
Federal Paper Board Co.
8.875% due 07/01/2012		10,100	12,783
FMC Corp.
6.375% due 09/01/2003		4,000	4,051
Ford Capital BV
9.500% due 06/01/2010		200	203
Ford Motor Co.
7.250% due 10/01/2008		800	767
6.500% due 08/01/2018		50	39
7.450% due 07/16/2031		14,005	10,746
Fortune Brands, Inc.
8.500% due 10/01/2003		500	518
Fred Meyer, Inc.
7.375% due 03/01/2005		38,100	41,190
7.450% due 03/01/2008		100	114
General Motors Corp.
6.250% due 05/01/2005		300	310
Georgia-Pacific Corp.
8.875% due 05/15/2031		6,000	5,130
Gillette Co.
6.250% due 08/15/2003	a	750	764
5.750% due 10/15/2005		1,500	1,632
Harrahs Operating Co., Inc.
7.875% due 12/15/2005		9,000	9,652
HCA, Inc.
8.130% due 08/04/2003		7,300	7,421
6.910% due 06/15/2005	a	9,500	10,063
6.730% due 07/15/2045		32,560	32,784
Hershey Foods Corp.
7.200% due 08/15/2027		30	36
HMH Properties, Inc.
7.875% due 08/01/2005		1,185	1,167
8.450% due 12/01/2008		6,000	5,820
HNA Holdings, Inc.
6.125% due 02/01/2004		200	207
Honeywell International, Inc.
6.200% due 02/01/2008		500	552
6.125% due 11/01/2011		650	722
Host Marriott LP
9.250% due 10/01/2007		249	249
Hutchison Whampoa International Ltd.
6.500% due 02/13/2013		28,860	29,171
International Game Technology
7.875% due 05/15/2004		14,500	15,280
International Paper Co.
1.910% due 06/20/2004	a	25,823	25,515
6.750% due 09/01/2011		5,000	5,615
5.850% due 10/30/2012		7,600	8,030
6.875% due 04/15/2029		8,400	8,975
Kerr-McGee Corp.
2.040% due 06/28/2004	a	42,550	42,555
Kinder Morgan Energy Partners LP
7.125% due 03/15/2012		6,000	6,890
7.300% due 08/15/2033		27,200	30,084

Kraft Foods, Inc.
4.625% due 11/01/2006		25	26
Kroger Co.
6.750% due 04/15/2012		830	922
6.200% due 06/15/2012		19,200	20,595
7.500% due 04/01/2031		1,600	1,795
Lowe’s Cos., Inc.
8.250% due 06/01/2010		356	441
Lyondell Chemical Co.
9.625% due 05/01/2007		1,500	1,507
9.875% due 05/01/2007		7,000	7,035
9.500% due 12/15/2008		42,500	41,437
Macmillan Bloedel Ltd.
7.700% due 02/15/2026		2,400	2,588
Mandalay Resort Group
6.750% due 07/15/2003		4,500	4,545
9.375% due 02/15/2010		700	737
Marathon Oil Corp.
6.800% due 03/15/2032		10,000	10,369
Martin Marietta Corp.
6.500% due 04/15/2003		50	50
Mazda Manufacturing Corp.
10.500% due 07/01/2008	c	1,432	1,628
McDonald’s Corp.
6.500% due 08/01/2007		600	676
Noble Affiliates, Inc.
8.950% due 12/15/2004		11,500	12,084
Norfolk Southern Corp.
7.875% due 02/15/2004		50	53
2.040% due 02/28/2005	a	500	503
Northern National Gas Co.
6.875% due 05/01/2005		8,250	8,992
Northrop Grumman Corp.
7.875% due 03/01/2026		10,000	12,211
7.750% due 02/15/2031		5,000	6,148
Northwest Airlines, Inc.
8.970% due 01/02/2015	a	1,398	684
PanAmSat Corp.
8.500% due 02/01/2012		6,000	6,210
Park Place Entertainment Corp.
7.950% due 08/01/2003		18,500	18,824
Pemex Project Funding Master Trust
7.375% due 12/15/2014		33,090	34,041
8.625% due 02/01/2022		58,900	62,287
Petroleos Mexicanos
8.850% due 09/15/2007		1,800	2,088
9.375% due 12/02/2008		51,650	60,172
9.250% due 03/30/2018		2,000	2,245
9.500% due 09/15/2027		31,000	35,960
Pharmacia Corp.
5.750% due 12/01/2005		575	628
Philip Morris Cos., Inc.
8.250% due 10/15/2003		1,000	1,021
6.800% due 12/01/2003		76,050	77,228
7.000% due 07/15/2005		15,125	15,603
6.950% due 06/01/2006		9,540	9,948
7.200% due 02/01/2007		37,000	38,239
Qwest Corp.
7.625% due 06/09/2003		30,400	30,552
5.650% due 11/01/2004		6,610	6,379
7.200% due 11/01/2004		8,500	8,500
5.625% due 11/15/2008		5,000	4,575
8.875% due 03/15/2012		114,025	122,007
7.500% due 06/15/2023		25,000	22,125
7.250% due 09/15/2025		16,850	14,828
7.200% due 11/10/2026		2,150	1,870
8.875% due 06/01/2031		7,223	7,187
6.875% due 09/15/2033		22,950	19,507
7.250% due 10/15/2035		5,000	4,325
RH Donnelley Finance Corp.
8.875% due 12/15/2010		2,500	2,769
Safeway, Inc.
6.850% due 09/15/2004		250	265
7.250% due 02/01/2031		10,000	11,260
Sara Lee Corp.
6.300% due 11/07/2005		500	550
Scotia Pacific Co. LLC
7.710% due 01/20/2014		230	151
Sears Roebuck Acceptance Corp.
7.000% due 02/01/2011		630	655
6.500% due 12/01/2028		20	18
Singapore Telecommunications Ltd.
7.375% due 12/01/2031		12,500	13,859
SmithKline Beecham Corp.
7.375% due 04/15/2005		150	166
Sonat, Inc.
6.750% due 10/01/2007		2,000	1,670
7.625% due 07/15/2011		25,120	19,970
Southern National Gas Co.
7.350% due 02/15/2031		200	185

Southwestern Public Service Co.
5.125% due 11/01/2006		700	732
SR Wind Ltd.
6.600% due 05/18/2005	a	12,000	12,226
7.100% due 05/18/2005	a	13,000	13,245
Systems 2001 Asset Trust
7.156% due 12/15/2011		29,074	30,952
Target Corp.
6.350% due 01/15/2011		500	560
TCI Communications, Inc.
6.375% due 05/01/2003		8,280	8,311
8.650% due 09/15/2004		625	675
8.000% due 08/01/2005		450	491
Telus Corp.
8.000% due 06/01/2011		6,250	6,656
Tenet Healthcare Corp.
6.375% due 12/01/2011		0	0
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028		13,400	11,189
TEPPCO Partners LP
6.125% due 02/01/2013		5,000	5,122
Texaco Capital, Inc.
6.000% due 06/15/2005		400	437
Texas Eastern Transmission Corp.
7.300% due 12/01/2010		250	281
Time Warner Entertainment Co. LP
7.250% due 09/01/2008		9,020	10,217
10.150% due 05/01/2012		250	322
9.150% due 02/01/2023		475	547
8.375% due 03/15/2023		670	785
7.570% due 02/01/2024		10,130	10,633
6.950% due 01/15/2028		2,645	2,596
6.625% due 05/15/2029		130	123
Time Warner, Inc.
7.975% due 08/15/2004		18,032	19,199
9.125% due 01/15/2013		27,765	32,814
6.875% due 06/15/2018		140	143
Transocean, Inc.
6.950% due 04/15/2008		500	571
7.500% due 04/15/2031		30,000	35,356
Turner Broadcasting System, Inc.
7.400% due 02/01/2004		3,095	3,181
Tyco International Group S.A.
6.250% due 06/15/2003		5,000	5,050
1.790% due 07/30/2003		3,639	3,577
5.875% due 11/01/2004		23,675	23,557
6.125% due 11/01/2008		2,500	2,362
6.125% due 01/15/2009		100	95
6.750% due 02/15/2011		5,000	4,800
6.375% due 10/15/2011		1,900	1,786
UAL Equipment Trust
11.080% due 05/27/2006		10,249	2,220
Union Camp Corp.
7.000% due 08/15/2006		190	209
Union Pacific Corp.
6.930% due 06/01/2003		1,000	1,009
6.625% due 02/01/2008		4,250	4,791
6.625% due 02/01/2029		50	55
Unisys Corp.
9.210% due 01/21/2017		15,900	3,809
United Airlines, Inc.
1.645% due 03/02/2004	a	17,730	12,787
9.200% due 03/22/2008		3,380	708
6.201% due 09/01/2008		6,000	4,437
7.730% due 07/01/2010		5,000	3,402
7.186% due 04/01/2011		19,632	14,333
8.030% due 07/01/2011	b	465	94
6.932% due 09/01/2011	a	10,500	3,158
10.360% due 11/13/2012		7,000	875
6.071% due 03/01/2013		4,493	3,349
10.020% due 03/22/2014	b	11,925	2,276
10.850% due 07/05/2014		34,111	4,264
10.850% due 02/19/2015	b	3,000	375
10.125% due 03/22/2015	b	14,300	2,900
9.060% due 06/17/2015		6,000	1,508
United Technologies Corp.
7.125% due 11/15/2010		450	534
6.350% due 03/01/2011		550	624
US Airways, Inc.
6.850% due 01/30/2018		133	102
Vintage Petroleum, Inc.
7.875% due 05/15/2011		2,000	2,030
Wal-Mart Stores, Inc.
6.500% due 06/01/2003		200	202
Walt Disney Co.
5.125% due 12/15/2003		500	513
4.875% due 07/02/2004		10,000	10,319
4.500% due 09/15/2004		14,200	14,657
5.500% due 12/29/2006		725	770
6.375% due 03/01/2012		10,700	11,521

Waste Management, Inc.
6.375% due 12/01/2003		11,900	12,139
8.000% due 04/30/2004		5,525	5,814
6.500% due 05/15/2004		94,000	96,708
7.375% due 08/01/2010		27,600	31,210
6.375% due 11/15/2012		10,000	10,688
7.100% due 08/01/2026		15,725	16,540
7.750% due 05/15/2032		1,255	1,434
Weyerhaeuser Co.
6.000% due 08/01/2006		30	32
6.750% due 03/15/2012		29,165	32,028
7.950% due 03/15/2025		8,370	9,644
7.375% due 03/15/2032		8,350	9,152
Williams Cos., Inc.
6.500% due 08/01/2006		400	364
7.125% due 09/01/2011		5,000	4,325
8.125% due 03/15/2012		600	528
7.625% due 07/15/2019		35,070	27,881
7.875% due 09/01/2021		85,345	68,276
7.500% due 01/15/2031		15,000	11,700
7.750% due 06/15/2031		21,150	16,497
8.750% due 03/15/2032		137,430	116,128
Witco Corp.
6.600% due 04/01/2003		100	100
Wyeth
6.700% due 03/15/2011		640	726
Young Broadcasting, Inc.
10.000% due 03/01/2011		2,500	2,663

			3,220,869

Utilities 5.6%
AEP Texas Central Co.
2.590% due 02/15/2005	a	48,200	48,263
Alabama Power Co.
5.350% due 11/15/2003		1,600	1,639
ALLETE, Inc.
2.690% due 10/20/2003	a	79,700	79,617
AT&T Broadband Corp.
8.375% due 03/15/2013		10,678	12,678
AT&T Corp.
6.000% due 03/15/2009		194	195
7.800% due 11/15/2011		103,200	111,278
8.500% due 11/15/2031		299,190	322,701
AT&T Wireless Services, Inc.
7.500% due 05/01/2007		130	145
7.875% due 03/01/2011		1,155	1,294
8.125% due 05/01/2012		51,715	58,647
8.750% due 03/01/2031		16,205	18,647
Baltimore Gas & Electric Co.
6.125% due 07/01/2003		150	152
Bell Atlantic Maryland, Inc.
8.000% due 10/15/2029		1,125	1,393
Bellsouth Savings & Employee Stock Ownership Trust
9.190% due 07/01/2003		112	114
BellSouth Telecommunications, Inc.
6.250% due 05/15/2003		100	101
British Telecom PLC
2.553% due 12/15/2003	a	225,960	227,014
7.875% due 12/15/2005		6,800	7,712
7.000% due 05/23/2007		50,000	55,715
8.375% due 12/15/2010		86,200	104,884
8.875% due 12/15/2030		435	560
Carolina Power & Light, Inc.
7.875% due 04/15/2004		6,000	6,369
Central Maine Power Co.
7.430% due 08/25/2003		13,000	13,268
Cingular Wireless, Inc.
7.125% due 12/15/2031		10,000	10,584
Citizens Communications Co.
9.250% due 05/15/2011		24,800	31,205
Cleveland Electric Illuminating Co.
7.375% due 06/01/2003		10,000	10,092
7.670% due 07/01/2004		2,500	2,639
9.500% due 05/15/2005		33,500	33,776
CMS Energy Corp.
8.375% due 07/01/2003		15,000	14,925
7.000% due 01/15/2005		18,325	16,218
Columbus Southern Power Co.
6.850% due 10/03/2005		10,000	10,912
5.500% due 03/01/2013		8,300	8,617
6.600% due 03/01/2033		4,800	5,043
Commonwealth Edison Co.
6.625% due 07/15/2003		1,000	1,015
1.915% due 09/30/2003	a	40,000	39,894
Consolidated Edison, Inc.
6.375% due 04/01/2003		1,000	1,000
Consolidated Natural Gas Co.
7.250% due 10/01/2004		43,750	47,165
6.250% due 11/01/2011		15	17
Dominion Resources, Inc.
7.600% due 07/15/2003		35,000	35,542

DTE Energy Co.
7.110% due 11/15/2038	a	94,750	96,395
Dynegy Holdings, Inc.
8.750% due 02/15/2012		100,850	71,099
El Paso Corp.
6.950% due 12/15/2007		10,000	8,450
6.750% due 05/15/2009		37,069	30,026
7.000% due 05/15/2011		19,250	15,304
7.875% due 06/15/2012		26,100	21,533
8.050% due 10/15/2030		13,500	9,855
7.800% due 08/01/2031		10,600	7,632
7.750% due 01/15/2032		112,280	80,842
El Paso Electric Co.
9.400% due 05/01/2011		7,455	8,313
El Paso Natural Gas Co.
8.375% due 06/15/2032		21,420	19,706
Entergy Gulf States, Inc.
2.638% due 09/01/2004	a	24,800	24,768
Entergy Louisiana, Inc.
8.500% due 06/01/2003		3,000	3,034
Entergy Mississippi, Inc.
2.000% due 05/03/2004	a	31,000	30,788
FirstEnergy Corp.
7.375% due 11/15/2031		18,800	19,765
Florida Power & Light Co.
6.875% due 12/01/2005		4,000	4,470
France Telecom S.A.
1.978% due 07/16/2003	a	139,900	139,984
8.700% due 03/01/2006	a	32,545	36,985
9.250% due 03/01/2011		57,760	69,551
10.000% due 03/01/2031		192,660	251,757
GTE California, Inc.
5.500% due 01/15/2009		100	107
GTE Corp.
6.360% due 04/15/2006		550	606
6.940% due 04/15/2028		5,410	5,859
Hawaiian Electric Industries, Inc.
2.425% due 04/15/2003	a	2,400	2,400
Houston Lighting & Power Co.
8.750% due 03/01/2022		10,000	10,382
Hydro - Quebec
1.312% due 09/29/2049	a	5,600	4,844
Illinois Power Co.
6.000% due 09/15/2003		6,000	6,090
Indianapolis Power & Light Co.
7.375% due 08/01/2007		225	226
Korea Electric Power Corp.
6.375% due 12/01/2003		220	227
MidAmerican Energy Holdings Co.
5.875% due 10/01/2012		5,000	5,195
Mirant Corp.
7.900% due 07/15/2009		175	74
Nevada Power Co.
6.200% due 04/15/2004	a	15,000	14,813
New York Telephone Co.
6.250% due 02/15/2004		150	156
6.000% due 04/15/2008		45	49
Niagara Mohawk Power Co.
7.375% due 07/01/2003		39,162	39,672
7.375% due 08/01/2003		1,645	1,677
5.375% due 10/01/2004		175	183
NorAm Energy Corp.
6.375% due 11/01/2003		31,250	31,172
Northern States Power Co.
8.000% due 08/28/2012		14,000	17,339
NRG Energy, Inc.
8.000% due 11/01/2003	b	6,000	2,280
NRG Northeast Generating LLC
8.065% due 12/15/2004	b	198	187
Ohio Power Co.
7.000% due 07/01/2004	a	24,000	25,336
5.500% due 02/15/2013		7,300	7,584
6.600% due 02/15/2033		4,900	5,148
Oncor Electric Delivery Co.
5.000% due 09/01/2007		5,000	5,249
Orange PLC
8.750% due 06/01/2006		360	405
Pacific Bell
7.000% due 07/15/2004		50	53
Pacific Gas & Electric Co.
5.875% due 10/01/2005		100	99
7.250% due 08/01/2026		10,000	9,775
7.057% due 10/31/2049	a	33,700	33,195
Pinnacle Partners
8.830% due 08/15/2004		12,000	12,072
PP&L, Inc.
6.550% due 03/01/2006	a	500	555
Progress Energy, Inc.
6.550% due 03/01/2004		12,400	12,903
7.100% due 03/01/2011		575	648
6.850% due 04/15/2012		20,000	22,319
7.750% due 03/01/2031		21,440	25,062
7.000% due 10/30/2031		600	644

PSEG Power LLC
7.750% due 04/15/2011		15,200	17,564
6.950% due 06/01/2012		22,600	25,064
8.625% due 04/15/2031		20,250	24,945
Public Service Co. of Colorado
6.000% due 04/15/2003		750	751
6.375% due 11/01/2005		350	383
Public Service Electric & Gas Co.
6.250% due 01/01/2007		1,500	1,656
Ras Laffan Liquid Natural Gas
8.294% due 03/15/2014		145	155
SBC Communications, Inc.
5.750% due 05/02/2006		300	328
South Point Energy Corp.
8.400% due 05/30/2012		20,166	15,033
Sprint Capital Corp.
9.500% due 04/01/2003		13,820	13,820
5.700% due 11/15/2003		33,700	34,374
7.900% due 03/15/2005		24,000	25,320
7.125% due 01/30/2006		5,040	5,267
6.000% due 01/15/2007		141,170	143,288
6.125% due 11/15/2008		31,710	31,551
6.375% due 05/01/2009		5,000	5,000
7.625% due 01/30/2011		93,908	96,725
8.375% due 03/15/2012		347,910	372,264
6.900% due 05/01/2019		51,460	47,343
6.875% due 11/15/2028		78,875	69,410
8.750% due 03/15/2032		320,925	332,157
Telekomunikacja Polska S.A.
7.125% due 12/10/2003		13,000	12,982
Toledo Edison Co.
7.875% due 08/01/2004		500	531
TXU Corp.
6.375% due 06/15/2006		2,235	2,313
7.000% due 03/15/2013		16,600	16,965
TXU Eastern Funding Co.
6.450% due 05/15/2005		15,270	1,145
TXU Electric Co.
8.250% due 04/01/2004		500	530
U.S. West Communications, Inc.
6.000% due 08/01/2007		2,070	1,946
Union Electric Co.
8.000% due 12/15/2022		1,000	1,042
United Telephone Company of the Northwest
6.890% due 07/01/2008	c	2,760	2,313
Verizon Florida, Inc.
6.125% due 01/15/2013		45,900	50,251
Verizon New England, Inc.
6.500% due 09/15/2011		35	39
Verizon New York, Inc.
6.875% due 04/01/2012		14,550	16,685
7.375% due 04/01/2032		25,500	30,219
Verizon Pennsylvania
5.650% due 11/15/2011		6,500	6,946
Verizon Wireless Capital LLC
5.375% due 12/15/2006		2,340	2,504
Virginia Electric and Power Co.
5.375% due 02/01/2007		700	753
Vodafone Group PLC
7.750% due 02/15/2010		500	599
7.875% due 02/15/2030		10,000	12,395
6.250% due 11/30/2032		18,270	18,825
Wilmington Trust Co. - Tucson Electric
10.370% due 01/02/2007		6,458	3,218
10.500% due 01/02/2007		5,307	2,645
10.500% due 07/01/2008		365	414
10.732% due 01/01/2013	c	991	991
WorldCom, Inc. - WorldCom Group
7.875% due 05/15/2003	b	10,700	2,889
6.250% due 08/15/2003	b	7,500	2,025
6.400% due 08/15/2005	b	15,100	4,077
7.375% due 01/15/2006	b	46,800	12,636
7.750% due 04/01/2007	b	2,000	540
8.250% due 05/15/2010	b	11,500	3,105
7.375% due 01/15/2011	b	21,150	5,711
7.500% due 05/15/2011	b	72,383	19,543

			4,095,047

Total Corporate Bonds & Notes (Cost $14,414,404)			14,463,105

MUNICIPAL BONDS & NOTES 1.8%
Alabama 0.1%
Alabama State General Obligation Bonds, Series 2001
7.700% due 09/01/2021		13,228	13,660

Birmingham, Alabama General Obligation Bonds, (AMBAC Insured), Series 2002
5.000% due 12/01/2027		15,000	15,217
5.000% due 12/01/2032		20,000	20,166

Birmingham, Alabama Water and Sewer System Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 01/01/2043		12,350	12,396

			61,439

Arizona 0.0%
Salt River Project Agricultural Import and Power District Revenue Bonds, Series 2002
4.750% due 01/01/2032		5,000	4,976

California 0.5%
California Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 10/01/2033		14,100	14,378

California State Department of Water Resources Center Valley Project Revenue Bonds, Series 2000
8.570% due 12/01/2029	a	2,500	2,579

California State General Obligation Bonds, Series 2003
5.250% due 02/01/2033		36,160	36,712

California State Revenue Anticipation Notes, Series 2002
1.310% due 06/20/2003	a	43,000	42,957
2.500% due 06/20/2003		23,800	23,865
2.500% due 06/27/2003		38,300	38,405

California State Tobacco Securitization Corp. Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033		179,010	165,217

Contra Costa Water District Revenue Bonds, (FSA Insured), Series 2002
5.000% due 10/01/2032		4,235	4,322

Golden State Tobacco Securitization Corporate Revenue Bonds, Series 2003
5.000% due 06/01/2021		2,000	1,995

La Quinta, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2001
5.100% due 09/01/2031		7,645	7,875

Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 01/01/2028		7,300	7,470

Orange County, California Water District Certificate of Participation, (MBIA Insured), Series 2003
5.000% due 08/15/2028		10,000	10,194

San Francisco, California City & County Public Utilities Commission Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 11/01/2032		11,600	11,839

			367,808

Colorado 0.0%
Colorado Springs, Colorado Utilities Revenue Bonds, Series 2002
5.000% due 11/15/2030		15,000	15,217

El Paso County Certificates of Participation, (AMBAC Insured), Series 2002
5.000% due 12/01/2023		2,000	2,059
5.000% due 12/01/2027		2,820	2,878

			20,154

Florida 0.0%
Florida State Board of Education General Obligation Bonds, (FSA Insured), Series 2002
5.000% due 06/01/2027		6,450	6,578

Florida State Board of Education General Obligation Bonds, Series 2002
5.000% due 06/01/2032		7,000	7,122

Tampa, Florida Water and Sewer System Revenue Bonds, Series 2001
5.000% due 10/01/2026		5,000	5,098

			18,798

Illinois 0.1%
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1999
0.000% due 12/01/2028	21,000	5,232

Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 01/01/2027	1,000	1,008
5.000% due 01/01/2034	18,275	18,428

Chicago, Illinois Housing Authority Revenue Bonds, Series 2001
5.375% due 07/01/2016	500	533

Cook County, Illinois General Obligation Bonds, (FGIC Insured), Series 2001
5.125% due 11/15/2026	5,000	5,105

Illinois Educational Facilities Authority Revenue Bonds, Series 2001
5.250% due 07/01/2041	5,000	5,136

Illinois State General Obligation Bonds, (MBIA Insured), Series 2002
4.750% due 10/01/2027	25,795	25,391

Metropolitan Pier & Exposition Authority Ill Dedicated State Tax Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 12/15/2028	5,000	5,059

Metropolitan Pier & Exposition Authority Revenue Bonds, (MBIA Insured), Series 2002
5.250% due 06/15/2042	9,000	9,301

University of Illinois Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 04/01/2030	5,000	5,043

		80,236

Indiana 0.1%
Indianapolis, Indiana Local Public Improvement Tax Allocation Bonds, (MBIA Insured), Series 2002
5.000% due 02/01/2029	5,000	5,073

IPS Multi-School Building Corp. Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 07/15/2027	13,250	13,419

Marion Country, Indiana School Building Corp. Revenue Bonds, (FGIC Insured), Series 2003
5.250% due 01/15/2028	18,800	19,619

Valparaiso Middle Schools Building Corp. Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 07/15/2024	3,500	3,573

		41,684

Iowa 0.0%
University of Iowa Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2002
4.750% due 06/01/2028	5,120	5,060

Massachusetts 0.2%
Massachusetts State Water Pollution Abatement Revenue Bonds, Series 2002
5.000% due 08/01/2032	5,000	5,082

Massachusetts State Water Reserve Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2032	63,000	63,840

Massachusetts State Water Resources Authority Revenue Bonds, (FSA Insured), Series 2002
5.250% due 08/01/2017	10,000	11,283

Southbridge Associations Corp. Massachusetts Revenue Bonds, (MBIA-Insured), Series 2000
7.590% due 02/01/2022	31,105	36,636

		116,841

Michigan 0.1%
Detroit, Michigan School District General Obligation Bonds, (FGIC Insured), Series 1998
4.750% due 05/01/2028	6,500	6,406

Detroit, Michigan Water Supply Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2034	5,750	5,805

Grosse Pointe, Michigan Public School System General Obligation Bonds, Series 2002
4.875% due 05/01/2027		11,910	11,923

Michigan State Building Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 10/15/2026		8,500	8,655

			32,789

Minnesota 0.0%
Morris Independent School District General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 02/01/2028		4,000	4,068

Missouri 0.0%
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds, Series 2002
5.000% due 07/01/2023		4,400	4,540

Nebraska 0.0%
Nebraska American Public Energy Agency Revenue Bonds, (AMBAC Insured), Series 2000
7.780% due 12/01/2012		2,400	2,908

Nevada 0.0%
Clark County, Nevada General Obligation Bonds, (FGIC Insured), Series 2001
5.000% due 06/01/2031		13,480	13,650

New Jersey 0.2%
Mercer County, New Jersey Important Authority Revenue Bonds, Series 2000
10.220% due 01/01/2018	a	2,875	3,689

Mercer County, New Jersey Improvement Authority Revenue Bonds, Series 1978
5.800% due 01/01/2018		50	57

New Jersey Tobacco Settlement Funding Corp. Revenue Bonds, Series 2003
6.375% due 06/01/2032		111,700	102,964

Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.125% due 06/01/2024		12,500	11,786

			118,496

New Mexico 0.0%
University of New Mexico Revenue Bonds, Series 2002
5.000% due 06/01/2032		10,000	10,131

New York 0.1%
Metropolitan Transportation Authority Revenue Bonds, (FGIC Insured), Series 2001
5.000% due 11/15/2031		2,600	2,633

New York City, New York Municipal Water Finance Authority Revenue Bonds, (FSA-CR Insured), Series 2002
5.125% due 06/15/2034		3,500	3,581

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2002
5.000% due 06/15/2029		5,800	5,876

New York State Triborough Bridge and Tunnels Authority Revenue Bonds, Series 2002
5.000% due 11/15/2032		19,315	19,520

New York, New York General Obligation Bonds, (FGIC Insured), Series 1998
5.250% due 08/01/2010		4,000	4,416

			36,026

Ohio 0.0%
Kettering, Ohio City School District General Obligation Bonds, (FGIC Insured), Series 2003
5.000% due 12/01/2030		5,400	5,512

Ohio State Water Development Authority Revenue Bonds, Series 2002
4.750% due 12/01/2027		5,000	4,942

			10,454

Pennsylvania 0.0%
Lower Merion, Pennsylvania School District General Obligation Bonds, Series 2003
5.000% due 05/15/2029		14,975	15,200

South Carolina 0.0%
South Carolina State Public Services Authority Revenue Bonds, (FSA Insured), Series 2002
5.125% due 01/01/2032		17,000	17,353

Texas 0.2%
Austin, Texas Water and Wastewater Utilities Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 11/15/2028		3,875	3,921

Dallas Area Rapid Transit Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 12/01/2026		2,540	2,570

Houston, Texas Water and Sewer System Revenue Bonds, (FSA Insured), Series 2002
5.000% due 12/01/2030		5,000	5,045

Killeen, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
4.750% due 02/15/2028		12,000	11,793

Mesquite, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.000% due 08/15/2028		1,800	1,817

Pflugerville, Texas General Obligation Bonds, (AMBAC Insured), Series 2003
5.000% due 08/01/2027		2,915	2,948
5.000% due 08/01/2033		5,000	5,044

San Antonio, Texas Water Revenue Bonds, (FSA Insured), Series 2002
5.000% due 05/15/2032		5,000	5,043

Texas State Turnpike Systems Authority Revenue Bonds, Series 2002
5.000% due 06/01/2008		2,000	2,223

University of Texas Revenue Bonds, Series 2003
5.000% due 08/15/2028		20,300	20,479
5.000% due 08/15/2033		45,100	45,607

Wylie, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2003
5.000% due 08/15/2030		5,575	5,620

			112,110

Utah 0.0%
Utah Transit Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 06/15/2032		9,000	9,096

Virginia 0.1%
Fairfax County, Virginia Water Authority Revenue Bonds, Series 2002
5.000% due 04/01/2032		5,025	5,116

Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
5.255% due 06/01/2018		9,000	9,001
6.250% due 06/01/2027		42,900	40,163
6.500% due 06/01/2033		21,000	19,245

			73,525

Washington 0.1%
Tacoma, Washington Water Supply System Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 12/01/2032		7,550	7,619

Washington Energy Northwest Revenue Bonds, Series 2003
5.500% due 07/01/2012		8,900	9,996
5.500% due 07/01/2013		27,100	30,439
5.500% due 07/01/2015		29,800	33,507

Washington State General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 07/01/2027		10,000	10,095

			91,656

Wisconsin 0.0%
Wisconsin State Clean Water Revenue Bonds, Series 2002
8.750% due 06/01/2023	a	3,360	3,758

Total Municipal Bonds & Notes (Cost $1,271,916)			1,272,756

U.S. GOVERNMENT AGENCIES 1.6%
Fannie Mae
5.750% due 04/15/2003	165	165
3.625% due 04/15/2004	525	538
4.000% due 12/10/2004	300	302
1.875% due 12/15/2004	405	408
2.875% due 10/15/2005	1,500	1,537
4.500% due 12/13/2005	46,475	46,739
5.500% due 07/18/2006	14,400	14,563
3.250% due 11/15/2007	555	564
6.625% due 11/15/2010	2,100	2,484
5.250% due 08/01/2012	50	52
4.375% due 09/15/2012	275	278
6.500% due 03/25/2043	160,400	168,595
Federal Farm Credit Bank
5.620% due 08/18/2003	100	102
Federal Home Loan Bank
4.500% due 04/25/2003	48,000	48,107
5.870% due 05/12/2003	250	251
5.125% due 09/15/2003	500	509
2.500% due 03/15/2006	315	317
5.850% due 12/12/2006	2,000	2,018
5.850% due 12/13/2006	2,000	2,018
7.615% due 05/02/2007	5,000	5,028
6.495% due 05/15/2008	100	101
6.320% due 05/29/2008	200	202
6.115% due 02/16/2011	100	109
Freddie Mac
5.000% due 05/15/2004	200	208
4.000% due 11/09/2004	10,000	10,029
4.050% due 11/30/2004	20,900	20,995
1.875% due 01/15/2005	245	247
4.500% due 04/15/2005	5,000	5,006
4.375% due 05/09/2005	3,000	3,009
4.050% due 06/21/2005	435	448
5.625% due 06/20/2006	39,000	39,310
3.500% due 09/15/2007	350	360
9.000% due 09/15/2008	37	39
6.375% due 08/01/2011	1,300	1,420
4.500% due 01/15/2013	160	163
6.250% due 07/15/2032	272,875	310,968
Small Business Administration
8.017% due 02/10/2010	86,254	100,686
7.640% due 03/10/2010	60,116	69,149
7.449% due 08/01/2010	98,619	112,816
6.640% due 02/01/2011	19,782	21,900
6.344% due 08/10/2011	5,552	6,059
6.030% due 02/01/2012	34,374	36,733
4.524% due 02/10/2013	32,900	32,739
7.700% due 07/01/2016	517	583
6.950% due 11/01/2016	3,328	3,697
6.700% due 12/01/2016	12,528	13,832
7.150% due 03/01/2017	5,758	6,457
7.500% due 04/01/2017	3,846	4,354
7.190% due 12/01/2019	411	468
7.630% due 06/01/2020	20,265	23,463
6.900% due 12/01/2020	8,962	10,101
6.340% due 03/01/2021	29,274	32,225
5.340% due 11/01/2021	15,380	16,187

Total U.S. Government Agencies (Cost $1,119,271)		1,178,638

U.S. TREASURY OBLIGATIONS 13.3%
Treasury Inflation Protected Securities (e)
3.375% due 01/15/2007	126,937	139,711
3.625% due 01/15/2008	42,277	47,331
3.875% due 01/15/2009	601,386	685,393
4.250% due 01/15/2010	270,184	316,031
3.500% due 01/15/2011	495,819	556,867
3.375% due 01/15/2012	100,575	112,518
3.000% due 07/15/2012	70,588	76,831
3.625% due 04/15/2028	13,928	16,374
3.875% due 04/15/2029	477,428	587,088
3.375% due 04/15/2032	317	370
U.S. Treasury Bonds
7.250% due 05/15/2016	137,109	176,292
7.500% due 11/15/2016	1,143,876	1,502,722
8.750% due 05/15/2017	1,128,634	1,636,873
8.875% due 08/15/2017	165,500	242,619
7.250% due 08/15/2022	50	65
5.250% due 02/15/2029	200	209
6.250% due 05/15/2030	500	597
5.375% due 02/15/2031	599	648
U.S. Treasury Notes
5.750% due 04/30/2003	525	527
4.250% due 11/15/2003	300	306
2.000% due 11/30/2004	1,175	1,187
1.625% due 01/31/2005	625	627

1.625% due 03/31/2005		3,324,300	3,332,351
6.500% due 10/15/2006		250	286
6.625% due 05/15/2007		925	1,075
3.000% due 02/15/2008		970	982
4.750% due 11/15/2008		2,000	2,180
6.000% due 08/15/2009		200	232
6.500% due 02/15/2010		655	782
3.875% due 02/15/2013		120	121
U.S. Treasury Strips
0.000% due 05/15/2012		400	276
0.000% due 05/15/2016		150,800	81,341
0.000% due 11/15/2016		70,600	36,656
0.000% due 02/15/2017		215,400	110,052
0.000% due 05/15/2017		54,470	27,533

Total U.S. Treasury Obligations (Cost $9,570,356)			9,695,053

MORTGAGE-BACKED SECURITIES 33.7%
Collateralized Mortgage Obligations 14.7%
ABN AMRO Mortgage Corp.
6.750% due 09/25/2028		3,573	3,619
6.750% due 11/25/2028		202	203
6.500% due 06/25/2029	a	7,075	7,335
6.500% due 01/25/2032		1,949	1,955
American Southwest Financial Securities Corp.
7.248% due 11/25/2038	a	64,185	70,150
Amresco Commercial Mortgage Funding I
7.180% due 06/17/2029		350	383
Aurora Loan Services
2.005% due 05/25/2030	a	6,120	6,129
Bank of America Funding Corp.
6.750% due 11/20/2032		1,349	1,350
Bank of America Mortgage Securities, Inc.
6.250% due 07/25/2014		12,211	12,587
6.250% due 08/25/2028		25,000	25,749
6.500% due 05/25/2029	a	34,641	35,575
7.250% due 10/25/2029		5,301	5,331
6.630% due 02/25/2031		7,081	7,072
6.500% due 06/25/2031		1,126	1,133
6.234% due 07/25/2031	a	293	294
6.750% due 08/25/2031		9,761	9,888
7.000% due 03/25/2032		48,452	49,103
6.373% due 07/25/2032	a	73,044	74,467
5.775% due 10/20/2032	a	1,518	1,549
Bear Stearns Adjustable Rate Mortgage Trust
4.770% due 11/25/2030	a	61,920	63,516
6.912% due 02/25/2031	a	3,586	3,635
7.001% due 02/25/2031	a	4,035	4,089
6.952% due 06/25/2031	a	15,281	15,626
6.688% due 09/25/2031	a	8,634	8,640
6.552% due 10/25/2031	a	4,954	4,957
6.709% due 11/25/2031	a	7,990	8,122
6.823% due 11/25/2031	a	8,719	8,787
6.147% due 12/25/2031	a	35,235	35,266
6.184% due 12/25/2031	a	324	329
6.195% due 12/25/2031	a	52,981	53,749
6.295% due 12/25/2031	a	80,893	82,086
6.299% due 01/25/2032	a	124,962	125,570
6.759% due 01/25/2032	a	9,341	9,362
6.401% due 02/25/2032	a	29,752	30,212
5.439% due 10/25/2032	a	66,727	68,278
5.681% due 01/25/2033	a	129,125	128,938
5.430% due 03/25/2033	a	66,594	68,000
5.468% due 03/25/2033	a	141,784	145,794
Bear Stearns Commercial Mortgage Securities, Inc.
5.910% due 05/14/2008		101	109
5.060% due 12/15/2010		31,601	33,455
7.000% due 03/25/2027		2,904	2,919
7.750% due 06/25/2027		168	168
7.000% due 02/25/2028	a	3,199	3,221
6.750% due 04/30/2030		106	111
7.000% due 05/20/2030	a	50,230	57,367
6.390% due 06/25/2030	a	2,853	2,838
Capco America Securitization Corp.
5.860% due 12/15/2007		35	38
Cendant Mortgage Corp.
6.506% due 11/18/2028	a	6,997	7,199
1.955% due 08/25/2030	a	481	482
Chase Commercial Mortgage Securities Corp.
7.600% due 12/18/2005		44	44
Chase Mortgage Finance Corp.
7.000% due 08/25/2024	a	771	770
6.750% due 03/25/2025	a	13,547	13,864
6.750% due 10/25/2028		39,000	40,002
6.500% due 02/25/2029		20,000	20,603
6.350% due 07/25/2029		17,602	17,690
6.190% due 12/25/2029	a	9,926	10,203
6.221% due 12/25/2029	a	66,492	67,644
7.750% due 08/25/2030		9,116	9,105

Chemical Mortgage Securities, Inc.
7.250% due 01/25/2026		1,726	1,725
Citicorp Mortgage Securities, Inc.
6.605% due 10/25/2022	a	4,555	4,518
6.250% due 04/25/2024		11,796	12,103
6.250% due 08/25/2024		105	107
7.250% due 10/25/2027		4,404	4,475
6.750% due 09/25/2028		9,062	9,212
6.500% due 10/25/2028		36,098	37,147
7.000% due 11/25/2028		11,000	11,130
7.000% due 09/25/2030		7,528	7,717
7.500% due 10/25/2030		2,868	2,868
7.000% due 02/25/2031		21,907	22,367
6.500% due 03/25/2031		4,543	4,667
7.000% due 03/25/2031		12,144	12,508
6.000% due 06/25/2032		15,923	16,365
CMC Securities Corp.
7.250% due 11/25/2027		3,461	3,495
6.750% due 05/25/2028		3,840	3,867
Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021		2,837	2,845
Collateralized Mortgage Securities Corp.
8.750% due 04/20/2019		169	170
8.800% due 04/20/2019		127	128
COMM Mortgage Trust
6.145% due 02/15/2008		9,364	10,073
Commercial Mortgage Acceptance Corp.
7.030% due 05/15/2009		75	87
Commercial Mortgage Asset Trust
7.546% due 01/17/2010		500	591
6.975% due 04/17/2013		145	170
Countrywide Alternative Loan Trust
7.000% due 10/25/2031		16,718	16,839
6.750% due 12/25/2031		13,071	13,113
Countrywide Funding Corp.
6.625% due 02/25/2024		24,192	24,412
6.750% due 03/25/2024		14,506	14,731
6.875% due 03/25/2024		1,917	1,915
Countrywide Home Loans, Inc.
6.250% due 08/25/2014	a	3,309	3,424
6.750% due 11/25/2025		13,577	13,662
6.750% due 11/25/2028		5,000	5,121
6.500% due 01/25/2029		24,978	25,596
6.500% due 03/25/2029	a	21,744	22,400
7.750% due 10/25/2030		26,000	26,389
6.068% due 07/19/2031	a	2,905	2,923
6.050% due 10/25/2031		3,867	3,922
6.095% due 03/19/2032		15,978	16,452
1.805% due 06/25/2032	a	18,587	18,617
6.500% due 08/25/2032	a	32,980	33,172
5.360% due 09/19/2032	a	10,084	10,304
Credit-Based Asset Servicing & Securitization LLC
1.685% due 10/25/2028	a	3,882	3,889
1.715% due 09/25/2029	a	484	484
1.625% due 02/25/2030	a	19,251	19,197
1.645% due 01/25/2032	a	34,859	34,902
Crusade Global Trust
1.670% due 02/15/2030	a	35,056	35,095
CS First Boston Mortgage Securities Corp.
6.750% due 01/15/2008		11,098	11,171
7.290% due 09/15/2009		335	391
6.000% due 06/25/2017		14,004	14,366
6.750% due 09/25/2028		6,960	7,087
6.750% due 12/27/2028		15,001	15,451
7.500% due 03/25/2031		17,372	17,897
1.905% due 06/25/2031	a	16,653	16,698
1.655% due 08/25/2031	a	1,993	1,992
1.855% due 11/25/2031	a	1,331	1,334
6.169% due 12/25/2031		30,801	31,221
1.705% due 02/25/2032	a	11,208	11,100
1.666% due 03/25/2032	a	8,934	8,837
6.248% due 04/25/2032	a	61,758	63,592
1.695% due 05/25/2032	a	76,488	76,484
5.500% due 09/25/2032		24,658	25,169
6.400% due 01/17/2035		56	56
DLJ Commercial Mortgage Corp.
1.597% due 05/05/2003	a	7,102	7,106
7.300% due 06/10/2032		515	603
DLJ Mortgage Acceptance Corp.
7.580% due 02/12/2006	a	2,613	2,754
6.445% due 08/01/2021	a c	2,296	2,330
8.000% due 03/25/2022		63	63
6.950% due 12/25/2022	a	461	462
6.836% due 03/25/2023	a	77	78
7.684% due 03/25/2024	a	58	58
7.557% due 05/25/2024	a	41	41
7.907% due 10/25/2024	a	174	174
1.805% due 06/25/2026	a	606	607
6.850% due 12/17/2027		913	913

Drexel Burnham Lambert CMO Trust
9.500% due 11/20/2017		272	275
DVI Business Credit Receivable Corp. III
1.960% due 10/15/2003	a	550	553

E-Trade Bank Mortgage-Backed Securities Trust
7.174% due 09/25/2031		14,797	14,838
Fannie Mae
5.500% due 12/25/2005		150	153
7.000% due 05/25/2006		98	102
7.500% due 05/25/2007		111	112
6.500% due 08/25/2007		1,573	1,609
6.740% due 08/25/2007		425	478
6.270% due 09/25/2007		3,000	3,213
7.000% due 10/25/2007		121	127
6.500% due 12/25/2007		3,214	3,299
6.250% due 01/25/2008		47,269	51,607
6.500% due 05/25/2008		278	292
10.500% due 08/25/2008		1,617	1,628
14.648% due 09/25/2008	a	1,345	1,535
4.000% due 02/25/2009		64	65
6.000% due 02/25/2009		1,124	1,201
6.500% due 02/25/2009		27	28
6.500% due 03/25/2009		83	86
5.000% due 01/25/2012		230	235
6.370% due 02/25/2013		28,500	31,512
6.500% due 04/25/2013		75	79
5.500% due 11/25/2013		428	437
8.000% due 12/25/2016	a	79	88
1.805% due 03/25/2017		1,695	1,698
11.000% due 11/25/2017		559	652
9.250% due 04/25/2018		74	84
9.300% due 05/25/2018		308	349
1.862% due 06/25/2018	a	1	1
9.500% due 06/25/2018		243	276
5.750% due 09/25/2018		200	204
9.500% due 06/25/2019		597	681
9.300% due 08/25/2019	a	30	34
7.500% due 12/25/2019		6,442	7,052
9.000% due 12/25/2019		2,408	2,719
7.000% due 03/25/2020		502	543
7.500% due 05/25/2020		1,114	1,213
6.000% due 07/25/2020		67	69
9.000% due 09/25/2020		1,071	1,200
8.000% due 12/25/2020		8,305	8,485
8.750% due 01/25/2021		1,232	1,372
9.000% due 01/25/2021		2,100	2,349
9.000% due 03/25/2021		209	235
6.500% due 06/25/2021		2,848	2,992
8.000% due 07/25/2021		5,613	6,154
8.500% due 09/25/2021		1,950	2,159
7.000% due 10/25/2021		3,901	4,175
5.000% due 12/25/2021		436	440
4.000% due 01/25/2022		16	16
7.750% due 01/25/2022		9,266	10,200
6.250% due 03/25/2022		5,671	5,782
6.550% due 03/25/2022		77	78
7.000% due 04/25/2022		16,187	17,131
7.375% due 05/25/2022		8,021	8,586
7.500% due 05/25/2022		1,322	1,407
7.000% due 06/25/2022		548	594
8.000% due 06/25/2022		4,530	4,975
7.000% due 07/25/2022		2,618	2,856
7.500% due 07/25/2022		586	625
8.000% due 07/25/2022		30,457	33,499
6.500% due 10/25/2022		4,760	4,973
7.800% due 10/25/2022		1,282	1,403
6.500% due 03/25/2023		1,005	1,031
7.000% due 03/25/2023		16,924	17,273
6.900% due 05/25/2023		189	203
7.000% due 06/25/2023		879	996
6.000% due 08/25/2023		13,813	14,621
6.750% due 09/25/2023		3,072	3,085
8.930% due 09/25/2023		55	54
6.500% due 10/25/2023		10,127	10,615
6.750% due 10/25/2023		707	782
6.500% due 12/25/2023		182	193
5.000% due 01/25/2024		245	256
6.500% due 01/25/2024		3,086	3,085
6.500% due 02/25/2024	a	5,150	5,605
7.000% due 03/25/2024	a	252	256
6.000% due 06/25/2024		340	349
6.500% due 08/17/2024		17,000	18,456
6.000% due 12/25/2024		153	153
4.750% due 01/25/2025		155	158
6.000% due 01/25/2025		130	133
1.655% due 02/25/2025	a	2,800	2,805
7.500% due 11/17/2025	a	289	316
7.000% due 02/15/2026		0	0
6.500% due 05/25/2026		150	154
6.500% due 09/18/2026		49	50

7.000% due 12/18/2026		19,420	20,562
6.000% due 12/25/2026		170	177
8.500% due 02/17/2027		1,674	1,812
6.000% due 03/25/2027		320	333
5.000% due 04/18/2027		599	610
6.000% due 05/17/2027		5,470	5,827
7.000% due 06/18/2027		684	749
6.500% due 07/18/2027		203	216
7.500% due 08/20/2027		3,036	3,246
5.750% due 12/20/2027		11,103	11,622
7.000% due 12/20/2027		14,729	15,622
6.000% due 02/25/2028		200	209
1.700% due 04/18/2028	a	1,173	1,177
6.500% due 06/25/2028		4,700	4,918
6.000% due 07/18/2028		10,045	10,604
6.500% due 07/18/2028		67,412	71,520
9.210% due 09/25/2028	a	6,120	6,839
6.500% due 10/25/2028		40,000	41,825
6.250% due 02/25/2029		3,500	3,679
6.000% due 04/25/2029		3,051	3,050
7.500% due 04/25/2029		756	828
7.500% due 06/19/2030		184	201
8.500% due 06/25/2030		12,712	15,201
1.805% due 08/25/2030	a	16,064	16,085
1.755% due 09/25/2030	a	770	770
1.750% due 10/18/2030	a	11,274	11,280
7.000% due 11/25/2030		15,389	16,566
6.000% due 05/25/2031		37,977	38,973
6.500% due 07/25/2031		13,863	14,929
7.500% due 07/25/2031		720	790
6.500% due 09/25/2031		13,297	14,073
6.500% due 10/03/2031		11,025	11,646
6.500% due 10/25/2031		60,009	63,460
6.000% due 11/25/2031		39,082	39,954
6.500% due 11/25/2031		22,260	23,796
6.000% due 12/25/2031		35,200	35,960
6.500% due 06/25/2032		16,871	17,787
5.500% due 09/25/2032		2,065	1,941
6.000% due 09/25/2032		35,897	36,605
6.500% due 01/01/2033		151,268	160,864
5.500% due 04/25/2033		15,700	15,197
6.390% due 05/25/2036		36,159	36,986
7.405% due 01/17/2037		16,130	18,186
6.500% due 06/17/2038		5,000	5,384
6.500% due 09/17/2038		6,515	6,815
6.300% due 10/17/2038	a	18,952	20,198
Federal Housing Administration
6.997% due 09/01/2019		1,961	2,095
7.430% due 01/01/2020		2,293	2,458
7.430% due 08/01/2020		641	687
7.430% due 12/01/2023		2,494	2,673
7.675% due 09/01/2030		5,804	6,590
7.125% due 12/01/2035		6,589	6,887
FFCA Secured Lending Corp.
7.850% due 10/18/2017		29,600	32,495
First Chicago Lennar Trust
8.111% due 05/25/2008	a	275	270

First Commonwealth Savings & Loan Association
10.375% due 04/01/2005		9	10
First Horizon Asset Securities, Inc.
7.000% due 05/25/2030		89	90
6.750% due 02/25/2031		62,316	63,842
7.000% due 02/25/2031		11,370	11,364
First Interstate Bancorp
8.875% due 01/01/2009	c	77	82
9.125% due 01/01/2009	a c	5	5
First Nationwide Trust
6.500% due 03/25/2029		4,400	4,760
8.000% due 10/25/2030		265	271
6.750% due 08/21/2031		112,133	115,343
8.500% due 08/25/2031		138	143
1.905% due 09/25/2031	a	1,891	1,896
First Union Residential Securitization, Inc.
7.000% due 04/25/2025		331	340
6.750% due 08/25/2028		60	60
Freddie Mac
6.750% due 10/15/2003	a	2,097	2,117
7.000% due 10/15/2003		666	674
7.000% due 12/15/2003		22	23
10.150% due 04/15/2006		1	1
7.500% due 02/15/2007		265	276
7.500% due 04/01/2007		4	4
7.750% due 04/01/2007		3	3
8.000% due 10/01/2007		19	20
6.250% due 10/15/2007		3,293	3,381
13.675% due 06/15/2008	a	5	5
6.000% due 11/15/2008	a	183	194
6.200% due 12/15/2008		5,237	5,580
8.500% due 03/01/2009		55	60
6.000% due 03/15/2009		265	283

7.000% due 06/01/2010		5	5
7.550% due 03/15/2012		26	26
11.875% due 06/15/2013		50	51
6.000% due 11/15/2014		400	415
6.500% due 12/15/2014		570	602
6.000% due 06/15/2015		1,500	1,560
10.100% due 09/01/2016		216	249
7.500% due 11/15/2016		7,473	7,584
5.500% due 05/15/2018		116	117
10.000% due 11/15/2019		39	40
9.000% due 09/15/2020		25	26
5.000% due 10/15/2020		243	244
8.900% due 11/15/2020		4,943	4,949
9.500% due 11/15/2020		1,268	1,269
6.000% due 12/15/2020		90	91
6.250% due 12/15/2020		121	122
7.000% due 12/15/2020		79	82
8.750% due 12/15/2020		490	503
9.000% due 12/15/2020		1,094	1,122
9.500% due 01/15/2021		775	783
6.000% due 04/15/2021		200	203
8.000% due 04/15/2021	a	34	34
8.500% due 06/15/2021	a	9,695	10,088
5.500% due 07/15/2021		255	259
6.950% due 07/15/2021		191	195
9.000% due 07/15/2021		1,000	1,062
6.950% due 08/15/2021		54	56
9.500% due 08/15/2021		641	664
4.500% due 09/15/2021		121	122
6.000% due 09/15/2021		200	204
6.500% due 09/15/2021		366	374
7.000% due 09/15/2021		45	48
5.750% due 10/15/2021		1,561	1,561
8.000% due 12/15/2021		8,669	9,212
6.850% due 01/15/2022		8	8
7.000% due 03/15/2022		166	167
7.500% due 04/15/2022		238	241
8.250% due 06/15/2022		1,691	1,810
6.650% due 07/15/2022		481	491
7.000% due 07/15/2022		4,935	5,180
8.500% due 10/15/2022		2,774	2,901
6.000% due 11/15/2022		220	229
6.250% due 11/15/2022		200	208
6.500% due 11/15/2022		100	105
7.000% due 12/15/2022		21,000	21,764
7.500% due 01/15/2023		21,130	22,524
6.500% due 02/15/2023		1,250	1,289
7.500% due 05/01/2023		327	352
5.750% due 06/15/2023		42	42
6.500% due 07/15/2023		546	548
7.000% due 07/15/2023		2,285	2,483
7.500% due 07/15/2023	a	395	413
6.500% due 08/15/2023		187	200
5.500% due 09/15/2023		150	154
3.840% due 10/25/2023	a	4,569	4,756
7.410% due 10/25/2023		914	931
6.500% due 11/15/2023		6,538	6,714
6.250% due 01/15/2024		26	26
6.500% due 01/15/2024		35	38
5.000% due 02/15/2024		116	118
6.500% due 02/15/2024		5	5
6.500% due 03/15/2024		376	396
7.499% due 03/15/2024		7,647	7,802
8.000% due 04/25/2024		281	311
6.250% due 05/15/2024		3,649	3,684
6.000% due 07/17/2024		82	83
8.500% due 08/01/2024		583	636
5.750% due 09/15/2024		14	14
6.500% due 09/15/2024		149	151
8.000% due 09/15/2024		16,236	17,688
8.500% due 11/01/2024		258	281
5.500% due 11/15/2024		3,543	3,557
5.650% due 11/15/2024		32	33
6.000% due 11/15/2024		130	134
6.000% due 12/15/2024		220	226
5.750% due 01/15/2025		200	207
1.730% due 02/15/2025	a	1,483	1,484
5.835% due 03/15/2025		2,655	2,664
6.500% due 05/15/2025		154	156
5.750% due 06/15/2025		100	103
7.000% due 09/17/2025		2	2
6.000% due 12/15/2025		77	77
6.500% due 03/15/2026		110	113
6.000% due 08/15/2026		2,400	2,455
4.523% due 10/01/2026	a	1,274	1,324
6.000% due 11/15/2026		550	574
6.250% due 11/15/2026		700	719
6.000% due 12/15/2026		132	133
6.000% due 02/15/2027		250	259
6.250% due 02/15/2027		678	687
6.500% due 03/15/2027		29,964	31,279

7.500% due 03/17/2027		15,041	15,902
4.890% due 05/01/2027	a	69	72
5.500% due 06/15/2027		150	156
6.000% due 06/15/2027		23	23
6.500% due 06/15/2027		11,952	12,678
7.500% due 06/20/2027		38,961	42,052
6.000% due 07/15/2027		100	106
6.500% due 08/15/2027		18,394	19,080
6.500% due 09/15/2027		73,000	75,675
6.500% due 10/15/2027		32,300	33,832
6.000% due 11/15/2027		665	694
5.750% due 01/15/2028		109	111
6.500% due 01/25/2028		8,691	9,230
6.250% due 03/15/2028		10,000	10,580
6.500% due 04/15/2028		165,401	177,209
6.500% due 05/15/2028		65,688	69,757
6.500% due 06/15/2028		72,106	76,905
6.500% due 06/20/2028		27,507	29,461
6.500% due 07/15/2028		112,706	119,987
6.100% due 08/15/2028		9	9
6.500% due 08/15/2028		443,459	473,487
7.000% due 11/15/2028		9,000	9,546
6.000% due 12/01/2028		386	401
6.000% due 12/15/2028		24,891	26,253
6.250% due 12/15/2028		1,955	2,092
6.500% due 12/15/2028		8,298	8,881
6.000% due 01/15/2029		48,763	50,958
6.500% due 01/15/2029		27,901	29,957
6.000% due 02/15/2029	a	4,498	4,749
6.000% due 03/15/2029		434	434
6.500% due 03/15/2029	a	57,547	61,580
6.500% due 04/15/2029		15,146	16,066
6.500% due 06/01/2029		268	279
8.000% due 09/15/2029		9,253	10,651
1.630% due 12/15/2029	a	394	393
7.500% due 01/15/2030		7,860	8,673
7.500% due 02/01/2030		79	84
7.250% due 05/15/2030		1,174	1,221
7.500% due 07/15/2030		1,000	1,062
7.000% due 08/15/2030		14,894	15,763
7.500% due 08/15/2030		27,415	29,553
1.780% due 09/15/2030	a	2,212	2,221
7.000% due 09/15/2030	a	34,945	37,269
7.000% due 10/15/2030		23,363	25,211
7.500% due 10/15/2030		32,766	35,647
1.730% due 11/15/2030	a	363	363
6.500% due 04/15/2031		11,947	12,711
6.000% due 06/15/2031		8,439	8,762
5.500% due 07/15/2031		30,593	31,406
6.500% due 08/15/2031		17,852	19,103
6.000% due 12/15/2031		10,504	11,104
6.500% due 06/15/2032		17,847	19,012
6.000% due 07/15/2032		32,990	33,520
6.500% due 07/15/2032		10,442	11,238
4.617% due 08/15/2032	a	17,778	17,668
6.000% due 08/15/2032		22,937	23,396
6.000% due 09/15/2032		6,594	6,743
5.500% due 11/15/2032		10,694	10,142
Fund America Investors Corp. II
6.307% due 06/25/2023	a	1,181	1,202
GE Capital Mortgage Services, Inc.
6.250% due 07/25/2029		84,813	85,866

General Electric Capital Mortgage Services, Inc.
6.500% due 09/25/2023		1,175	1,180
6.500% due 12/25/2023	a	8,631	8,671
6.500% due 01/25/2024	a	3,895	3,923
6.000% due 02/25/2024		8,328	8,534
6.500% due 02/25/2024		13,985	14,259
6.500% due 03/25/2024	a	8,376	8,452
6.500% due 04/25/2024		57,383	58,141
6.750% due 06/25/2028		20,517	21,087
6.750% due 10/25/2028		11,821	12,080
6.250% due 12/25/2028		53,185	54,449
6.500% due 12/25/2028		19,500	19,905
6.350% due 05/25/2029		6,286	6,414
6.500% due 05/25/2029		9,858	10,142
6.750% due 05/25/2029		20,000	20,545
6.500% due 07/25/2029	a	95,240	98,118
7.000% due 09/25/2029		12,602	12,951
GMAC Commercial Mortgage Securities, Inc.
7.860% due 11/15/2006		250	258
6.150% due 11/15/2007		135	144
6.974% due 05/15/2008		23,239	25,779
8.950% due 08/20/2017		265	293
6.570% due 09/15/2033		29,457	32,135
GMAC Commercial Mortgage Corp.
2.007% due 09/20/2004	a	5,845	5,837
GMAC Mortgage Corp. Loan Trust
7.500% due 05/25/2030		10,834	10,897
7.198% due 11/25/2030	a	83	80

Goldman Sachs Mortgage Corp.
6.000% due 12/31/2007	c	6,169	6,763
Government Lease Trust
6.390% due 05/18/2007		10,000	11,034
4.000% due 05/18/2011		35,750	33,997
6.480% due 05/18/2011		14,000	15,776
Government National Mortgage Association
8.000% due 06/20/2025		81	87
7.000% due 10/20/2025	a	7,000	7,371
1.830% due 12/16/2025	a	853	858
6.000% due 03/20/2026		1,500	1,523
7.000% due 03/20/2026		226	228
7.500% due 07/16/2027		33,230	35,140
6.500% due 04/20/2028		13,754	14,790
6.500% due 06/20/2028		43,107	46,657
6.750% due 06/20/2028		26,158	27,855
7.250% due 07/16/2028		30	33
6.500% due 07/20/2028		73,379	79,277
6.500% due 09/20/2028		47,926	51,814
4.500% due 11/16/2028		28,981	27,443
4.500% due 12/20/2028		19,082	17,959
6.500% due 01/20/2029	a	32,752	35,056
7.000% due 02/16/2029		6,815	7,449
6.500% due 03/20/2029	a	16,259	17,380
8.000% due 03/20/2029		3,603	3,650
6.000% due 05/20/2029		12,579	13,205
7.500% due 11/20/2029		2,694	3,003
7.000% due 01/16/2030		7,687	8,453
1.780% due 02/16/2030	a	17,647	17,760
1.880% due 02/16/2030	a	16,683	16,801
1.930% due 02/16/2030	a	9,179	9,250
7.500% due 02/20/2030		25,188	27,114
1.683% due 06/20/2030	a	2,454	2,463
7.500% due 08/20/2030		14,862	15,771
1.783% due 09/20/2030	a	3,084	3,096
7.500% due 09/20/2030		6,028	6,539
1.730% due 10/16/2030	a	12,720	12,780
7.000% due 10/16/2030		29,806	32,464
6.500% due 03/20/2031		6,831	7,235
6.000% due 06/16/2032		18,826	19,905
6.000% due 07/20/2032		8,987	9,189
6.500% due 07/20/2032		3,132	3,324
6.750% due 10/16/2040		27,820	30,427
GS Mortgage Securities Corp.
6.526% due 08/15/2011	a	15,700	17,496
6.624% due 05/03/2018		55,900	61,912
6.044% due 08/15/2018		21,418	23,476
GSR Mortgage Loan Trust
6.000% due 03/25/2032		6,988	7,182
G-Wing Ltd.
3.981% due 05/06/2004	a	45,150	44,495
Harborview Mortgage Loan Trust
7.470% due 08/19/2030		6,125	6,238
Headlands Mortgage Securities, Inc.
7.155% due 12/25/2012	a	80	80
Home Savings of America
8.464% due 08/01/2006	a	8	8
4.302% due 05/25/2027	a	1,289	1,306
Housing Securities, Inc.
7.000% due 05/25/2023		2,649	2,674
ICI Funding Corp. Secured Assets Corp.
7.250% due 09/25/2027		5,925	5,988
7.750% due 03/25/2028	a	1,550	1,556
IMPAC CMB Trust
1.725% due 12/15/2030	a	20,902	20,944
1.585% due 11/25/2031	a	18,989	18,997
Imperial CMB Trust
6.650% due 11/25/2029		258	258
Imperial Savings Association
8.230% due 01/25/2017	a	29	29
8.854% due 07/25/2017	a	95	95
Independent National Mortgage Corp.
2.905% due 07/25/2025	a	803	803
Indymac Adjustable Rate Mortgage Trust
6.568% due 08/25/2031	a	5,605	5,726
6.432% due 01/25/2032	a	39,145	39,509
6.446% due 01/25/2032	a	7,864	7,925
International Mortgage Acceptance Corp.
12.250% due 03/01/2014		170	183
J.P. Morgan Commercial Mortgage Finance Corp.
8.228% due 02/25/2028	a	1,615	1,818
7.069% due 09/15/2029		28	30
LB Commercial Conduit Mortgage Trust
6.330% due 11/18/2004		21	21
Lehman Large Loan Trust
6.790% due 06/12/2004		20	21
Long Beach Mortgage Loan Trust
8.396% due 01/20/2017	a	48,984	53,551
Master Adjustable Rate Mortgages Trust
6.175% due 10/25/2032		34,766	35,508

Mellon Residential Funding Corp.
6.110% due 01/25/2029		9,805	9,868
6.580% due 07/25/2029	a	28,898	28,890
1.773% due 10/20/2029	a	30,358	30,781
Merrill Lynch Mortgage Investors, Inc.
6.439% due 06/15/2021	a	1,034	1,062
6.589% due 06/15/2021	a	3,114	3,399
6.849% due 06/15/2021	a	2,922	3,198
7.209% due 06/15/2021	a	649	705
1.583% due 01/20/2030	a	548	548
5.650% due 12/15/2030		5,712	6,003
MLCC Mortgage Investors, Inc.
1.530% due 09/15/2026	a	10,950	10,935
Morgan Stanley Capital I
5.990% due 03/15/2005		31	31
6.190% due 01/15/2007		10,780	11,473
6.170% due 10/03/2008		750	832
6.160% due 04/03/2009	a	10,254	10,975
7.460% due 02/15/2020		3,967	3,984
6.860% due 07/15/2029	a	91	91
6.220% due 06/01/2030		33	35
6.590% due 10/03/2030	a	2,520	2,643
Mortgage Capital Funding, Inc.
7.800% due 04/15/2006	a	500	569
7.008% due 09/20/2006		15,545	17,326
6.001% due 11/18/2031		51	55
Mortgage Obligation Structured Trust
7.700% due 10/25/2018		8,902	8,909
NationsBanc Montgomery Funding Corp.
6.750% due 06/25/2028		10,000	10,300
6.500% due 07/25/2028		14,470	14,954
6.750% due 08/25/2028		20,009	20,253
6.250% due 10/25/2028		7,000	7,210
Nationslink Funding Corp.
6.654% due 02/10/2006		20,624	22,332
1.675% due 04/10/2007	a	10,433	10,464
Nomura Asset Acceptance Corp.
7.000% due 02/19/2030		12,327	13,190
Nomura Asset Securities Corp.
7.120% due 04/13/2036		460	513
Norwest Asset Securities Corp.
6.750% due 12/25/2012	a	2,472	2,470
6.500% due 04/25/2013		13,027	13,254
6.500% due 06/25/2013		7,283	7,423
7.500% due 03/25/2027		336	336
6.250% due 09/25/2028		195	198
6.750% due 10/25/2028		37,627	38,297
6.500% due 12/25/2028		39,751	40,091
6.000% due 01/25/2029		4,918	4,919
6.500% due 02/25/2029		62,012	63,732
6.200% due 04/25/2029	a	68,270	69,839
6.500% due 04/25/2029		26,751	27,528
6.250% due 05/25/2029		139	140
6.500% due 06/25/2029	a	46,178	46,597
6.500% due 10/25/2029		1,923	1,979
7.000% due 11/25/2029		14,453	14,676
Norwest Integrated Structured Assets, Inc.
7.000% due 09/25/2029		4,109	4,148
Pacific Collateralized Mortgage Obligation Trust
8.000% due 03/20/2018		208	210
Paine Webber Mortgage Acceptance Corp.
6.000% due 04/25/2009		6,136	6,226
PHH Mortgage Services Corp.
7.177% due 11/18/2027	a	537	563
PNC Mortgage Securities Corp.
6.750% due 06/25/2016	a	1,067	1,066
7.000% due 10/25/2027		3,737	3,733
6.750% due 12/25/2027		7,230	7,266
6.976% due 02/25/2028		3,224	3,228
7.000% due 02/25/2028		14,454	14,494
7.000% due 05/25/2028		952	964
6.750% due 07/25/2028		3,518	3,613
6.750% due 09/25/2028		3,980	4,075
6.750% due 10/25/2028		21,453	21,852
6.500% due 12/25/2028		2,522	2,536
6.750% due 12/25/2028		21,698	22,350
6.250% due 01/25/2029		9,257	9,571
6.500% due 01/25/2029		1,206	1,231
6.300% due 03/25/2029		9,955	10,274
6.200% due 06/25/2029	a	26,116	26,705
6.300% due 06/25/2029		15,992	16,109
6.500% due 06/25/2029	a	48,393	50,147
7.000% due 06/25/2030		11,303	11,754
1.755% due 12/25/2030	a	3,335	3,340
7.500% due 02/25/2031		4,864	4,954
7.500% due 05/25/2040	a	277	277
PNC Mortgage Trust
8.250% due 03/25/2030		11,861	12,188
Prudential Home Mortgage Securities
7.400% due 11/25/2007		510	509
7.000% due 01/25/2008		10,820	10,809

6.500% due 07/25/2008		4,511	4,521
6.750% due 07/25/2008		35	35
6.000% due 01/25/2009		32	32
6.950% due 11/25/2022		222	222
6.750% due 10/25/2023		8,949	8,955
5.900% due 12/25/2023		267	268
6.500% due 01/25/2024		1,525	1,558
6.250% due 04/25/2024		14,672	15,067
6.800% due 05/25/2024		12,987	13,783
6.450% due 11/25/2025		5,264	5,288
Prudential Securities Secured Financing Corp.
6.074% due 01/15/2008	a	9,212	9,935
Prudential-Bache Trust
8.400% due 03/20/2021		2,702	2,799
Regal Trust IV
3.808% due 09/29/2031	a	9,247	8,883
Resecuritization Mortgage Trust
1.556% due 04/26/2021	a	8	8
6.750% due 06/19/2028		17,600	18,559
6.500% due 04/19/2029		2,402	2,436
Residential Accredit Loans, Inc.
7.500% due 08/25/2027	a	4,580	4,675
7.000% due 02/25/2028		24,970	25,556
6.500% due 12/25/2028		400	411
6.500% due 05/25/2029		3,000	3,088
6.750% due 06/25/2029		127	128
7.000% due 07/25/2029		20	20
7.000% due 08/25/2031		6,701	6,724
Residential Asset Securitization Trust
7.000% due 10/25/2027		6,446	6,491
7.000% due 01/25/2028		9,448	9,623
6.500% due 12/25/2028		1,104	1,112
6.500% due 03/25/2029		14,094	14,222
6.750% due 03/25/2029		92	93
7.875% due 01/25/2030		137	141
8.000% due 02/25/2030		7,012	7,193
2.005% due 09/25/2030	a	3,766	3,781
6.180% due 05/25/2032		22,657	22,767
Residential Funding Mortgage Securities I, Inc.
7.500% due 09/25/2011	a	243	243
6.500% due 12/25/2012		9,108	9,152
5.500% due 07/25/2017		6,858	6,867
8.000% due 01/25/2023		400	399
8.000% due 02/25/2023		1,384	1,383
6.500% due 11/25/2023		1,660	1,683
7.500% due 12/25/2025		452	451
7.500% due 04/25/2027		879	878
7.250% due 08/25/2027		1,748	1,751
7.250% due 10/25/2027		6,984	6,975
7.000% due 11/25/2027		4,152	4,147
6.750% due 02/25/2028		5,554	5,616
6.750% due 06/25/2028		38,761	39,368
6.750% due 07/25/2028		13,292	13,561
6.750% due 08/25/2028		35,000	35,723
6.750% due 09/25/2028		65,993	67,420
6.500% due 10/25/2028		52,000	53,102
6.250% due 11/25/2028		3,000	3,068
6.500% due 12/25/2028		23,400	24,035
6.500% due 01/25/2029		72,314	74,408
6.500% due 03/25/2029		27,960	28,799
6.500% due 05/25/2029		17,828	18,207
6.500% due 06/25/2029	a	13,313	13,455
6.750% due 07/25/2029	a	22,600	23,138
7.000% due 10/25/2029		25,260	25,732
7.500% due 12/25/2030		1,218	1,217
6.316% due 06/25/2031	a	5,336	5,334
6.750% due 09/25/2031		16,448	16,565
6.750% due 10/25/2031		36,196	36,308
5.690% due 09/25/2032	a	135,472	137,768
Resolution Trust Corp.
6.550% due 05/25/2029	a	1,580	1,553
7.141% due 05/25/2029	a	1,187	1,186
7.604% due 05/25/2029	a	997	995
RMF Commercial Mortgage Securities, Inc.
6.751% due 01/15/2019	a	201	211
Ryland Acceptance Corp.
11.500% due 12/25/2016		36	39
Ryland Mortgage Securities Corp.
8.200% due 06/25/2021		19	19
7.004% due 08/25/2022	a	765	783
Saco I, Inc.
7.997% due 07/25/2030	a	648	652
1.695% due 10/25/2030	a	5,423	5,423
1.735% due 09/25/2040	a	110	110
Salomon Brothers Mortgage Securities VII, Inc.
7.235% due 11/25/2022	a	147	147
6.684% due 10/25/2023	a	40	40
7.718% due 03/25/2024	a	119	119
7.879% due 07/01/2024	a	1,044	1,045
8.071% due 09/25/2024	a	93	93
8.151% due 10/25/2024	a	77	78

7.643% due 11/25/2024	a	170	170
1.645% due 04/25/2029	a	1,203	1,202
1.685% due 04/25/2029	a	811	812
1.605% due 06/25/2029	a	3,099	3,072
7.599% due 12/25/2030	a	92	92
Santa Barbara Savings & Loan Association
9.500% due 11/20/2018		1,012	1,018
Saxon Mortgage Securities Corp.
7.375% due 09/25/2023		6,372	6,364
Sears Mortgage Securities
12.000% due 02/25/2014		295	297
Securitized Asset Sales, Inc.
7.499% due 06/25/2023	a	122	123
6.510% due 10/25/2023	a	165	165
6.952% due 11/26/2023	a	350	349
Security Pacific National Bank
6.870% due 03/25/2018	a	46	46
6.749% due 09/25/2019	a	190	190
Sequoia Mortgage Trust
2.500% due 10/25/2024	a	35,455	35,428
1.641% due 10/19/2026		2,392	2,306
Small Business Administration
7.540% due 08/10/2009		78,432	89,919
7.452% due 09/01/2010		32,128	36,713
Structured Asset Mortgage Investments, Inc.
5.462% due 05/25/2022		7,664	7,629
6.750% due 03/25/2028		5,133	5,124
6.911% due 06/25/2028	a	5,123	5,324
6.250% due 11/25/2028		14,878	15,439
6.750% due 01/25/2029		10,000	10,187
6.576% due 06/25/2029	a	10,690	10,788
7.203% due 02/25/2030	a	707	715
6.750% due 05/02/2030		25,000	26,398
7.275% due 04/25/2032		17,046	17,487
1.611% due 09/19/2032	a	121,697	121,236
Structured Asset Notes Transactions Ltd.
6.650% due 08/30/2005	a	10,681	10,091
Structured Asset Securities Corp.
7.000% due 02/25/2016		7,208	7,362
7.500% due 07/25/2016		16,214	16,834
7.000% due 12/25/2027	a	12,806	13,066
7.750% due 02/25/2028		593	603
6.750% due 07/25/2029		1,547	1,569
1.905% due 11/25/2030	a	4,836	4,818
1.755% due 05/25/2031	a	2,597	2,596
5.800% due 09/25/2031		26,923	27,267
6.500% due 09/25/2031	a	63,657	65,861
6.600% due 12/25/2031		7,697	7,882
6.250% due 01/25/2032		146,435	150,515
6.500% due 01/25/2032		14,384	14,433
1.595% due 02/25/2032	a	111,973	111,772
6.320% due 02/25/2032	a	66,221	66,452
6.150% due 07/25/2032	a	80,263	81,694
5.450% due 03/25/2033		36,731	37,348
Structured Mortgage Asset Residential Trust
7.584% due 07/25/2024	a	46	48
Superannuation Members Home Loans Global Fund
1.513% due 06/15/2026	a	9,484	9,495
Torrens Trust
1.540% due 07/15/2031	a	18,426	18,450
Union Planters Mortgage Finance Corp.
6.750% due 01/25/2028		4,000	4,312
6.800% due 01/25/2028		15,000	15,808
United Mortgage Securities Corp.
6.530% due 06/25/2032	a	11,959	12,125
6.964% due 09/25/2033	a	594	602
Vendee Mortgage Trust
6.500% due 05/15/2020		33,808	35,501
6.500% due 09/15/2024		6,420	6,878
6.835% due 01/15/2030	a	10,850	11,278
Washington Mutual Loan Trust
6.013% due 10/19/2039	a	1,569	1,572
6.601% due 10/19/2039	a	19,304	19,570
5.277% due 12/25/2040	a	21,674	21,838
4.470% due 01/25/2041	a	35,757	35,508
Washington Mutual Mortgage Securities Corp.
6.010% due 04/25/2031	a	1,000	1,008
6.000% due 02/25/2032		10,071	10,256
5.215% due 10/25/2032	a	226,870	232,546
Washington Mutual, Inc.
7.500% due 11/19/2029		216	217
6.398% due 10/19/2039		91,535	91,729
6.601% due 10/19/2039	a	34,847	35,221
Wells Fargo Mortgage-Backed Securities Trust
6.250% due 12/25/2016		813	837
7.000% due 03/25/2031		7,484	7,480
6.125% due 07/25/2031		132	132
6.633% due 10/25/2031	a	7,267	7,305
6.675% due 10/25/2031	a	9,914	9,966
6.706% due 10/25/2031	a	835	840

6.197% due 01/25/2032		14,531	14,550
6.251% due 01/25/2032	a	16,401	16,420
6.500% due 01/25/2032		4,374	4,387
5.221% due 09/25/2032	a	74,654	76,099
5.500% due 01/25/2033		29,375	29,966
Western Federal Savings & Loan Association
6.387% due 06/25/2021	a	93	93

			10,686,756

Fannie Mae 12.7%
0.990% due 03/01/2018		6,524	6,820
3.394% due 10/01/2040	a	9,998	10,180
3.402% due 10/01/2030-10/01/2040	a d	33,070	33,674
3.687% due 09/01/2017	a	2,470	2,488
3.958% due 03/01/2033	a	323	330
3.968% due 09/01/2024	a	703	718
4.079% due 09/01/2022	a	376	384
4.098% due 12/01/2023	a	441	458
4.130% due 06/01/2023	a	636	651
4.200% due 12/01/2023	a	330	344
4.244% due 03/01/2026	a	365	380
4.251% due 01/01/2024	a	325	338
4.265% due 11/01/2025	a	845	874
4.275% due 11/01/2025	a	160	163
4.294% due 08/01/2027	a	10,715	10,984
4.295% due 11/01/2023	a	76	77
4.309% due 03/01/2025	a	3,040	3,148
4.315% due 01/01/2024	a	266	278
4.330% due 02/01/2026	a	177	184
4.342% due 08/01/2025		3,734	3,832
4.344% due 11/01/2025	a	617	641
4.347% due 01/01/2024	a	573	594
4.367% due 12/01/2023	a	83	87
4.372% due 09/01/2022-09/01/2023	a d	1,477	1,523
4.373% due 11/01/2023	a	357	372
4.392% due 10/01/2024	a	313	323
4.398% due 04/01/2027	a	35	36
4.414% due 09/01/2025	a	435	444
4.454% due 05/01/2022	a	202	206
4.455% due 10/01/2023-09/01/2024	a d	1,256	1,296
4.499% due 01/01/2026	a	320	333
4.506% due 02/01/2028	a	118	120
4.529% due 05/01/2023	a	367	380
4.587% due 07/01/2024	a	2,262	2,347
4.597% due 12/01/2023	a	307	320
4.599% due 10/01/2024	a	172	178
4.602% due 04/01/2027	a	288	298
4.617% due 05/01/2025	a	1,184	1,235
4.626% due 12/01/2027	a	2,440	2,525
4.633% due 02/01/2028	a	310	321
4.669% due 08/01/2026	a	660	686
4.670% due 11/01/2025	a	1,562	1,602
4.710% due 11/01/2023	a	39	41
4.715% due 05/01/2026	a	168	175
4.724% due 10/01/2027	a	1,993	2,078
4.788% due 01/01/2018	a	816	836
4.856% due 06/01/2024	a	290	301
4.918% due 08/01/2023	a	145	148
5.000% due 04/01/2014-05/19/2018	d	1,152,321	1,179,332
5.025% due 05/01/2024	a	961	997
5.037% due 10/01/2023	a	356	367
5.116% due 05/01/2030	a	100	105
5.350% due 09/01/2027	a	281	291
5.500% due 01/01/2004-05/14/2033	d	3,326,076	3,453,335
5.891% due 07/01/2019	a	335	351
5.937% due 12/01/2031		5,522	6,110
6.000% due 11/01/2003-04/01/2032	d	3,729,279	3,903,909
6.048% due 01/01/2011		147	168
6.090% due 12/01/2008		47	53
6.210% due 08/01/2010		49,455	55,542
6.250% due 09/01/2029	a	192	199
6.255% due 09/01/2013		64,000	71,625
6.321% due 08/01/2027	a	564	592
6.420% due 12/01/2007		150	168
6.500% due 04/01/2003-09/01/2032	d	298,341	311,561
6.530% due 10/01/2013		4,201	4,689
6.550% due 01/01/2008		912	1,020
6.554% due 05/01/2023	a	1,045	1,087
6.555% due 08/01/2028		2,179	2,379
6.569% due 04/01/2026	a	357	365
6.730% due 11/01/2007		1,092	1,229
6.750% due 08/01/2003		2	2
6.847% due 07/01/2003		35	35
6.900% due 06/01/2007		365	406
6.982% due 06/01/2007		447	498
7.000% due 07/01/2003-06/01/2032	a d	30,603	31,882
7.040% due 03/01/2007		52	58
7.235% due 10/01/2003		51	52
7.250% due 01/01/2008-01/01/2023	d	5,727	6,106
7.391% due 06/01/2030	a	6,078	6,400
7.460% due 08/01/2029		3,863	4,464

7.500% due 08/01/2003-06/01/2031	d	7,864	8,738
7.750% due 06/01/2009		98	105
7.780% due 01/01/2018		2,190	2,687
7.850% due 07/01/2018		6,525	7,959
7.920% due 03/01/2018		2,700	3,350
7.980% due 05/01/2030		6,566	7,132
8.000% due 08/01/2003-06/01/2032	d	9,815	10,627
8.060% due 04/01/2030		1,824	1,954
8.080% due 04/01/2030		999	1,071
8.250% due 10/01/2008-03/01/2030	d	1,953	2,362
8.490% due 06/01/2025		966	1,054
8.500% due 11/01/2004-10/01/2031	d	33,594	36,245
9.000% due 10/01/2004-12/01/2027	d	3,186	3,490
9.500% due 12/01/2006-07/01/2026	d	4,276	4,728
9.750% due 11/01/2008		6	7
10.000% due 09/01/2003-05/01/2022	d	835	952
10.500% due 11/01/2013-04/01/2022	d	258	293
10.750% due 03/01/2014		13	14
11.000% due 11/01/2013-11/01/2020	d	147	170
11.500% due 08/20/2016-11/01/2019	d	39	45
12.000% due 05/01/2016		4	5
12.500% due 10/01/2015		19	23
13.250% due 09/01/2011		7	9
14.500% due 06/01/2012-01/01/2013	d	4	5
14.750% due 08/01/2012		103	127
15.000% due 10/01/2012	a	174	214
15.500% due 10/01/2012-12/01/2012	d	10	12
15.750% due 12/01/2011-08/01/2012	d	71	87
16.000% due 09/01/2012		68	84

			9,234,677

Federal Housing Administration 0.5%
6.755% due 03/01/2041		16,035	17,236
6.780% due 07/25/2040		7,551	8,232
6.790% due 05/01/2039		10,684	10,924
6.830% due 12/01/2039		3,439	3,956
6.875% due 11/01/2015		2,692	2,873
6.880% due 10/01/2040-02/01/2041	d	21,482	22,923
6.896% due 07/01/2020		14,930	15,949
6.900% due 12/01/2040		22,635	24,201
6.930% due 07/01/2014-01/01/2036	d	7,066	7,652
6.960% due 05/01/2016		6,844	7,253
7.050% due 03/25/2040		86	93
7.110% due 05/01/2019		3,624	3,876
7.125% due 03/01/2034		4,325	4,532
7.150% due 01/25/2029		9,335	9,804
7.211% due 12/01/2021		1,519	1,624
7.250% due 06/01/2040		8,202	9,471
7.310% due 06/01/2041		23,443	25,052
7.315% due 08/01/2019		20,947	22,401
7.350% due 11/01/2020-11/01/2022	d	9,154	9,789
7.375% due 02/01/2018-02/01/2022	d	5,107	5,468
7.400% due 01/25/2020-02/01/2021	d	11,781	12,618
7.430% due 12/01/2016-07/01/2025	d	81,918	87,532
7.450% due 05/01/2021-10/01/2023	d	8,241	8,855
7.460% due 01/01/2023		1,347	1,447
7.465% due 11/01/2019		12,595	13,564
7.500% due 01/31/2031-03/01/2032	d	3,692	3,783
7.580% due 12/01/2040		7,364	8,085
7.630% due 08/01/2041		17,645	17,177
7.650% due 11/01/2018		122	124
7.780% due 11/01/2040		7,358	8,179
7.880% due 03/01/2041		13,323	14,418
7.930% due 05/01/2016		1,734	1,750
8.250% due 01/01/2041		4,689	4,994
8.375% due 02/01/2012		320	319

			396,154

Freddie Mac 2.6%
1.680% due 06/15/2031	a	7,778	7,758
3.926% due 11/01/2026	a	2,790	2,879
3.959% due 07/01/2025	a	3,585	3,694
4.000% due 06/01/2017	a	10	11
4.250% due 04/01/2017-01/01/2019	a d	21	22
4.322% due 12/01/2022	a	121	126
4.324% due 09/01/2028	a	21	22
4.365% due 11/01/2023	a	38	40
4.366% due 01/01/2028	a	23	23
4.372% due 10/01/2023	a	343	357
4.385% due 10/01/2023	a	749	781
4.392% due 09/01/2023	a	742	774
4.421% due 04/01/2024	a	3,094	3,227
4.456% due 06/01/2024	a	1,548	1,617
4.461% due 01/01/2024	a	217	226
4.468% due 07/01/2023	a	791	812
4.481% due 10/01/2023	a	74	76
4.488% due 04/01/2029	a	523	547
4.509% due 08/01/2023	a	3,863	4,035
4.523% due 05/01/2023	a	448	457
4.588% due 08/01/2023	a	4	4
4.595% due 06/01/2022	a	203	209
4.620% due 01/01/2024	a	178	185

4.625% due 08/01/2024	a	110	114
4.627% due 09/01/2023	a	1,024	1,064
4.632% due 09/01/2023	a	701	718
4.635% due 12/01/2023	a	396	412
4.646% due 07/01/2023	a	228	237
4.651% due 07/01/2022	a	360	372
4.652% due 07/01/2027	a	92	95
4.670% due 07/01/2024	a	704	732
4.704% due 04/01/2023	a	159	164
4.720% due 09/01/2023	a	3,869	4,021
4.726% due 08/01/2023	a	353	366
4.750% due 06/01/2024	a	716	744
4.752% due 10/01/2023	a	444	460
4.764% due 08/01/2023	a	2,344	2,429
4.796% due 06/01/2022-08/01/2023	a d	674	697
4.849% due 03/01/2024		832	857
4.880% due 05/01/2023	a	331	343
4.900% due 11/01/2023	a	159	164
4.909% due 05/01/2023	a	395	409
4.981% due 10/01/2023	a	467	479
5.000% due 02/01/2007-05/14/2033	a d	26,761	26,685
5.278% due 12/01/2026	a	2,762	2,832
5.500% due 10/01/2008-05/14/2033	a d	835,707	851,416
5.875% due 09/01/2018	a	366	378
6.000% due 01/01/2011-05/14/2033	d	444,320	464,476
6.500% due 06/01/2003-10/01/2032	d	375,932	392,421
6.755% due 11/01/2028	a	7,464	7,833
6.775% due 11/01/2003		25	26
7.000% due 09/01/2003-05/15/2023	d	72,091	77,490
7.250% due 11/01/2008		50	51
7.274% due 09/01/2027	a	860	905
7.500% due 09/01/2003-10/01/2030	a d	3,594	3,749
7.645% due 05/01/2025		2,593	3,034
7.804% due 07/01/2030	a	13,145	13,626
8.000% due 10/01/2003-09/01/2024	d	1,903	2,029
8.250% due 08/01/2007-12/01/2009	d	89	94
8.500% due 09/01/2003-06/01/2030	d	1,891	2,052
8.750% due 04/01/2009-12/01/2010	d	20	22
9.000% due 07/01/2004-07/01/2030	d	437	478
9.250% due 10/01/2009-11/01/2013	d	8	8
9.500% due 09/01/2004-12/01/2022	a d	641	705
9.750% due 11/01/2004-05/01/2009	d	7	7
10.000% due 06/01/2004-03/01/2021	d	430	478
10.250% due 04/01/2009-07/01/2009	d	503	565
10.500% due 10/01/2017-01/01/2021	d	160	186
10.750% due 09/01/2009-12/01/2015	a d	216	241
11.000% due 04/01/2010-05/01/2020	d	334	381
11.250% due 10/01/2009-09/01/2015	d	12	14
11.500% due 01/01/2018		29	33
12.500% due 12/01/2012	a	10	12
13.250% due 10/01/2013		73	88
14.000% due 04/01/2016		9	11
15.500% due 08/01/2011-11/01/2011	d	7	9
16.250% due 05/01/2011		1	2

			1,895,096

Government National Mortgage Association 3.2%
4.000% due 11/20/2032		4,922	5,041
4.500% due 05/20/2028-02/20/2032	a d	61,919	63,394
4.875% due 02/20/2016	a	113	116
5.000% due 04/20/2028-08/20/2030	a d	104,968	107,981
5.250% due 03/20/2030	a	345	351
5.375% due 05/20/2017-05/20/2028	a d	283,062	289,910
5.500% due 01/15/2032-05/21/2033	d	915,230	938,931
5.625% due 12/20/2015-12/20/2027	a d	127,799	131,059
5.650% due 10/15/2012		9	9
5.750% due 08/20/2020-09/20/2027	a d	167,128	171,859
5.875% due 04/20/2023	a	114	117
6.000% due 10/15/2008-09/15/2032	a d	48,203	50,934
6.250% due 08/20/2027	a	9	10
6.500% due 10/15/2008-09/15/2040	a d	397,164	419,566
6.625% due 01/15/2040		9,482	10,493
6.670% due 08/15/2040		949	1,052
6.750% due 07/15/2031		1,444	1,582
6.800% due 05/15/2040		2,958	3,303
6.875% due 02/15/2040		985	1,104
7.000% due 11/15/2007-08/15/2042	a d	31,833	35,276
7.250% due 12/15/2022		580	610
7.500% due 07/15/2003-11/15/2042	d	26,757	29,818
7.700% due 06/15/2031		6,702	7,706
8.000% due 08/15/2005-05/20/2031	a d	5,784	6,260
8.250% due 08/15/2004-05/15/2022	d	573	628
8.500% due 03/20/2006-04/15/2031	d	4,403	4,803
8.750% due 03/15/2007-07/15/2007	d	43	46
9.000% due 09/15/2003-08/15/2030	a d	3,348	3,730
9.250% due 07/15/2003-12/20/2016	d	45	48
9.500% due 12/15/2003-07/15/2025	a d	3,146	3,538
9.750% due 07/15/2004		12	13
10.000% due 08/20/2004-02/15/2025	d	2,519	2,899
10.250% due 02/20/2019		11	13

10.500% due 06/15/2004-09/15/2021	a d	288	334
11.000% due 05/15/2004-04/20/2019	d	135	155
11.250% due 12/20/2015		1	1
11.500% due 10/15/2010-10/15/2015	a d	75	89
12.000% due 11/15/2012-05/15/2016	d	264	310
12.500% due 01/15/2011		1	1
13.000% due 12/15/2012		12	15
13.500% due 10/15/2012-09/15/2014	d	62	75
15.000% due 08/15/2011-11/15/2012	a d	129	158
16.000% due 11/15/2011-05/15/2012	a d	106	132
17.000% due 11/15/2011-12/15/2011	d	49	62

			2,293,532

Stripped Mortgage-Backed Securities 0.0%
Bear Stearns Commercial Mortgage Securities, Inc. (IO)
7.500% due 08/25/2024		12	1
Fannie Mae (IO)
0.950% due 03/25/2009	a	11,060	182
0.950% due 11/25/2021	a	4,318	15
6.500% due 05/25/2005		176	2
6.500% due 09/25/2008		247	27
6.500% due 10/25/2022		21	2
6.500% due 01/25/2023		1,769	166
7.290% due 02/25/2023	a	5,429	526
8.000% due 08/18/2027		83	14
903.213% due 08/25/2021		2	39
1000.000% due 04/25/2022		1	21
1122.425% due 09/25/2008		1	32
Fannie Mae (PO)
0.000% due 09/01/2007		289	281
0.000% due 01/25/2019		14	12
0.000% due 08/25/2023		172	156
Freddie Mac (IO)
6.000% due 10/15/2007		14	0
6.400% due 10/15/2008		18	2
6.500% due 11/15/2008		699	74
6.500% due 09/15/2023		91	9
6.942% due 02/15/2008	a	197	16
7.000% due 08/15/2008		799	67
7.000% due 04/15/2023		358	25
7.000% due 06/15/2023		3,470	310
7.238% due 12/15/2023	a	22	0
8.188% due 09/15/2007	a	1,776	143
9.000% due 05/15/2022		35	5
884.500% due 01/15/2021		1	3
1007.500% due 02/15/2022		1	19
1182.576% due 08/15/2007		3	37
Paine Webber CMO Trust (IO)
1359.500% due 08/01/2019		0	21
Prudential Home Mortgage Securities (IO)
1007.070% due 10/25/2023		0	1
Vendee Mortgage Trust (IO)
0.452% due 06/15/2023	a	91,826	1,392

			3,600

Total Mortgage-Backed Securities (Cost $23,828,742)			24,509,815

ASSET-BACKED SECURITES 2.4%
Aames Mortgage Trust
1.640% due 06/15/2027	a	280	280
7.589% due 10/15/2029		82	90
ABSC Long Beach Home Equity Loan Trust
1.900% due 07/21/2030	a	375	375
1.560% due 08/21/2030	a	12,764	12,763
Ace Securities Corp.
1.625% due 11/25/2028	a	259	259
1.645% due 06/25/2032	a	100,432	100,471
Advanta Mortgage Loan Trust
1.505% due 05/25/2027	a	667	664
1.680% due 11/25/2029	a	1,660	1,657
8.250% due 08/25/2030		7,954	9,075
Advanta Revolving Home Equity Loan Trust
1.675% due 01/25/2024	a	9,747	9,757
1.555% due 02/25/2025	a	6,000	5,990
Aerco Ltd.
2.240% due 07/15/2025	a	36,894	36,534
American Express Master Trust
7.850% due 08/15/2005		220	240
American Stores Corp.
2.130% due 08/30/2004	a	20,000	20,000
Ameriquest Mortgage Securities, Inc.
1.600% due 06/15/2030	a	1,927	1,929
1.580% due 07/15/2030	a	5,621	5,630
1.575% due 08/25/2032	a	161	161
Amortizing Residential Collateral Trust
1.575% due 06/25/2032	a	5,106	5,097
Amresco Residential Securities Mortgage Loan Trust
1.495% due 07/25/2027	a	0	0

Asset-Backed Securities Corp. Home Equity
1.580% due 08/15/2032		29,968	29,951
Bank One Heloc Trust
1.543% due 04/20/2020	a	16,993	16,951
Bayview Auto Trust
7.640% due 11/25/2010		215	216
Bayview Financial Acquisition Trust
1.685% due 02/25/2030	a	10,263	10,275
1.695% due 07/25/2030	a	29,689	29,716
1.705% due 04/25/2031	a	57,807	57,726
1.585% due 07/25/2031	a	24,400	24,355
1.685% due 11/25/2031	a	3,446	3,444
Bear Stearns Asset-Backed Securities, Inc.
1.805% due 04/25/2032	a	11,281	11,306
1.635% due 10/25/2032	a	66,356	66,462
1.705% due 10/25/2032	a	22,099	22,133
Brazos Student Loan Finance Co.
2.130% due 06/01/2023	a	40,075	40,526
1.607% due 12/01/2025	a	20,370	20,334
Capital Asset Research Funding LP
6.400% due 12/15/2004		174	177
5.905% due 12/15/2005		648	646
Champion Home Equity Loan Trust
1.565% due 03/25/2029	a	1,447	1,442
1.705% due 09/25/2029	a	7,777	7,768
Charming Shoppes Master Trust
1.730% due 08/15/2008	a	250	251
Chase Funding Mortgage Loan Asset-Backed Certificates
1.525% due 10/25/2030	a	10,840	10,857
Cityscape Home Equity Loan Trust
7.650% due 09/25/2025		180	182
Community Program Loan Trust
4.500% due 10/01/2018		19,521	19,979
4.500% due 04/01/2029		26,000	23,591
Compucredit Credit Card Master Trust
1.500% due 03/15/2007	a	11,400	11,406
Conseco Finance Corp.
7.890% due 07/15/2018		497	507
7.800% due 05/15/2020		157	168
3.220% due 09/01/2023		622	624
1.650% due 10/15/2031	a	5,517	5,512
8.300% due 10/15/2031		2,000	2,131
7.970% due 05/01/2032		8,300	8,212
8.310% due 05/01/2032		12,400	10,890
Conseco Finance Home Loan Trust
8.080% due 02/15/2022		2,142	2,150
8.160% due 06/15/2024		2,000	2,034
Conseco Private Label Credit Card Master Note Trust
1.560% due 12/15/2008	a	35	34
Conseco Recreational Enthusiast Consumer Trust
7.562% due 10/15/2007		9	9
ContiMortgage Home Equity Loan Trust
6.990% due 03/15/2021		10	10
1.490% due 08/15/2028	a	317	317
Countrywide Asset-Backed Certificates
1.535% due 06/25/2031	a	813	813
1.565% due 05/25/2032	a	10,265	10,244
Credit-Based Asset Servicing and Securities
1.625% due 06/25/2032	a	46,125	46,108
Cross Country Master Credit Card Trust II
1.780% due 06/15/2006	a	3,373	3,380
Delta Funding Home Equity Loan Trust
1.690% due 09/15/2029	a	3,171	3,177
1.600% due 06/15/2030	a	10,664	10,682
Denver Arena Trust
6.940% due 11/15/2019		3,858	4,044
Discover Card Master Trust I
6.850% due 07/17/2007		960	1,045
1.655% due 10/16/2013	a	400	406
Embarcadero Aircraft Securitization Trust
1.760% due 08/15/2025	a	14,400	7,200
EQCC Home Equity Loan Trust
1.440% due 10/15/2027	a	331	331
7.448% due 08/25/2030		62	66
Equity One ABS, Inc.
1.585% due 11/25/2032	a	213	212
Equivantage Home Equity Loan Trust
6.550% due 10/25/2025		32	32
First Alliance Mortgage Loan Trust
2.500% due 01/25/2025	a	206	206
1.663% due 03/20/2031	a	9,643	9,657
Firstcity Auto Receivables Trust
7.400% due 12/15/2005		598	612
FMAC Loan Receivables Trust
7.900% due 04/15/2019		20	15
6.500% due 09/15/2020		173	185
6.830% due 09/15/2020		680	719
Freddie Mac
1.410% due 09/15/2026	a	8,614	8,560

GE Capital Equipment Lease Trust
6.850% due 05/20/2008	a	86	88
GMAC Mortgage Corp. Loan Trust
6.390% due 05/25/2027		8,000	8,251
7.950% due 03/25/2030		6,312	6,866
Green Tree Financial Corp.
6.240% due 11/01/2016		84	86
5.760% due 11/01/2018		145	146
8.300% due 05/15/2026		1,031	1,068
7.400% due 06/15/2027		1,476	1,516
6.870% due 02/01/2030		1,803	1,748
6.480% due 12/01/2030		55	54
Green Tree Home Improvement Loan Trust
1.450% due 08/15/2029	a	244	244
1.930% due 11/15/2029	a	1,033	1,031
Green Tree Recreational, Equipment, & Consumables Trust
6.490% due 02/15/2018		5	5
6.180% due 06/15/2019		10,642	10,820
Greenpoint Manufactured Housing
7.270% due 06/15/2029		110	112
Home Equity Asset Trust
1.605% due 11/25/2032	a	49,953	49,908
Household Home Equity Loan Trust
1.573% due 05/20/2031	a	2,053	2,052
Household Mortgage Loan Trust
1.583% due 05/20/2032	a	92,936	93,093
IMC Home Equity Loan Trust
7.038% due 07/25/2026	a	256	256
1.443% due 08/20/2029	a	49	49
IMPAC Secured Assets CMN Owner Trust
7.770% due 07/25/2025	a	662	690

Indymac Home Equity Loan Asset-Backed Trust
1.575% due 10/25/2029	a	947	951
1.595% due 07/25/2030	a	2,989	2,993
Indymac Manufactured Housing Contract
6.170% due 12/25/2011		2,659	2,658
Irwin Home Equity Loan Trust
1.675% due 02/25/2012	a	4,332	4,342
1.680% due 06/25/2021	a	3,606	3,609
1.595% due 06/25/2029	a	91,616	91,515
Keystone Owner Trust
6.840% due 12/25/2018		149	151
Long Beach Auto Receivables Trust
6.940% due 09/19/2007		602	613
Long Beach Mortgage Loan Trust
1.585% due 11/25/2009	a	57,940	57,854
1.600% due 04/21/2031	a	4,219	4,218
Mellon Residential Funding Corp.
5.565% due 06/25/2009		2,537	2,536
Merit Securities Corp.
7.880% due 12/28/2033		34,400	33,810
Merrill Lynch Mortgage Investors, Inc.
1.675% due 04/25/2031	a	25,221	25,250
Mesa Trust Asset-Backed Certificates
1.600% due 05/15/2033	a	2,749	2,749
Metropolitan Asset Funding, Inc.
1.765% due 04/25/2029	a	4,470	4,454
Mid-State Trust
8.330% due 04/01/2030		54,532	59,995
7.340% due 07/01/2035		1,822	1,979
6.340% due 10/15/2036		42,728	45,320
7.791% due 03/15/2038		8,218	9,248
MLCC Mortgage Investors, Inc.
1.660% due 03/15/2025	a	234	235
Morgan Stanley ABS Capital, Inc.
1.605% due 08/25/2030	a	20,977	20,922
Morgan Stanley Dean Witter Capital I
1.635% due 07/25/2032	a	40,683	40,662
1.725% due 11/25/2032		17,756	17,809
MPC Natural Gas Funding Trust
6.200% due 03/15/2013		7,706	8,715
Myra-Pemex Trust
2.187% due 10/20/2006	a	231	224
2.125% due 12/23/2006	a	3,788	3,674
2.152% due 12/23/2006	a	5,095	4,943
2.187% due 12/23/2006	a	1,962	1,903
New Century Home Equity Loan Trust
7.540% due 06/25/2029		66	70
North Carolina State Education Authority
1.498% due 06/01/2009	a	4,161	4,162
Novastar Home Equity Loan
1.580% due 04/25/2028	a	467	466
NPF XII, Inc.
2.460% due 11/01/2003	a b	49,000	9,800
Option One Mortgage Loan Trust
1.595% due 06/25/2030	a	308	305
1.595% due 09/25/2030	a	3,552	3,557
Provident Bank Home Equity Loan Trust
1.605% due 06/25/2021	a	8,356	8,356

Providian Gateway Master Trust
1.500% due 03/15/2007	a	18,500	18,510
Renaissance Home Equity Loan Trust
1.655% due 08/25/2032	a	34,213	34,256
Residential Asset Mortgage Products, Inc.
7.980% due 12/25/2030		17,688	18,478
Residential Asset Securitization Trust
6.750% due 03/25/2028		25,405	25,749
Residential Funding Mortgage Securities I, Inc.
7.670% due 01/25/2020		1,040	1,082
Residential Mortgage Loan Trust
2.055% due 09/25/2029	a	201	202
Salomon Brothers Mortgage Securities VII, Inc.
1.585% due 09/25/2028	a	11,665	11,647
1.695% due 04/25/2029		5,721	5,725
1.705% due 09/25/2029	a	17	17
1.700% due 11/15/2029	a	3,481	3,480
1.860% due 12/15/2029	a	31,857	31,891
1.645% due 02/25/2030	a	3,429	3,417
1.605% due 03/25/2032	a	12,579	12,566
Sand Trust
1.585% due 08/25/2032	a	6,282	6,282
Saxon Asset Securities Trust
1.565% due 11/25/2033	a	29,100	29,066
SLM Student Loan Trust
1.884% due 01/25/2007	a	17	17
1.924% due 10/25/2007	a	3,881	3,891
1.552% due 04/25/2011	a	12,169	12,197
UCFC Home Equity Loan
6.755% due 11/15/2023		91	91
6.870% due 07/15/2029		70	76
USAA Auto Loan Grantor Trust
6.100% due 02/15/2006		32	32
Vanderbilt Acquisition Loan Trust
3.280% due 01/07/2013		36,343	36,699
WMC Mortgage Loan
1.730% due 10/15/2029	a	14,190	14,183
1.620% due 05/15/2030	a	6,073	6,069

Total Asset-Backed Securities (Cost $1,728,151)			1,694,712

SOVEREIGN ISSUES 2.6%
Banco Vivienda del Peru
9.980% due 08/01/2008		605	701
Banque Centrale De Tunisie
7.375% due 04/25/2012		4,900	5,280
Kingdom of Jordan
6.000% due 12/23/2023		4,100	3,659
Kingdom of Spain
7.000% due 07/19/2005		500	555
Kingdom of Sweden
10.250% due 11/01/2015		500	681
Manitoba Providence of Canada
7.500% due 02/22/2010		340	421
Province of Newfoundland
9.000% due 06/01/2019		500	699
Province of Quebec
8.800% due 04/15/2003		1,100	1,103
1.464% due 06/11/2004	a	15,500	15,507
6.500% due 01/17/2006		2,475	2,749
8.050% due 07/07/2024		800	1,055
7.365% due 03/06/2026		20,180	24,722
6.620% due 04/09/2026		25,000	31,051
Republic of Brazil
2.562% due 04/15/2006	a	152,282	139,155
11.500% due 03/12/2008		26,700	24,631
2.625% due 04/15/2009	a	7,724	6,102
11.000% due 01/11/2012		28,350	24,168
8.000% due 04/15/2014		379,360	300,643
8.875% due 04/15/2024		4,000	2,566
10.125% due 05/15/2027		20,000	14,300
12.250% due 03/06/2030		8,000	6,640
11.000% due 08/17/2040		122,500	92,181
Republic of Chile
5.500% due 01/15/2013		18,800	18,967
Republic of Panama
8.250% due 04/22/2008		63,450	67,733
9.625% due 02/08/2011		21,000	23,730
9.375% due 07/23/2012		54,950	60,735
10.750% due 05/15/2020		6,500	7,556
9.375% due 01/16/2023		44,520	46,969
8.875% due 09/30/2027		17,600	18,084
Republic of Peru
9.125% due 01/15/2008		15,300	16,524
9.125% due 02/21/2012		129,800	137,263
9.875% due 02/06/2015		8,500	9,180
4.500% due 03/07/2017		11,000	8,759
Republic of Poland
3.750% due 10/27/2024		1,800	1,541

Republic of South Africa
2.340% due 03/26/2009			2,000	2,016
9.125% due 05/19/2009			33,475	40,840
7.375% due 04/25/2012			26,000	29,315
State of Israel
6.200% due 06/14/2003			25	25
State of Qatar
2.540% due 02/18/2004	a		2,367	2,331
United Mexican States
9.750% due 04/06/2005			1,200	1,381
8.500% due 02/01/2006			4,681	5,418
10.375% due 02/17/2009			42	53
9.875% due 02/01/2010			23,900	29,636
8.375% due 01/14/2011			23,033	26,553
7.500% due 01/14/2012			17,060	18,642
6.375% due 01/16/2013			105,610	105,874
6.625% due 03/03/2015			27,000	27,068
11.375% due 09/15/2016			35,550	48,810
8.125% due 12/30/2019			6,700	7,223
8.000% due 09/24/2022			51,815	54,354
11.500% due 05/15/2026			7,890	10,947
8.300% due 08/15/2031			331,520	357,213
United Mexican States Value Recovery Right
0.000% due 06/30/2003	a		86,989	396
0.000% due 06/30/2004	a		181,719	827
0.000% due 06/30/2005	a		181,719	382
0.000% due 06/30/2006	a		103,610	83
0.000% due 06/30/2007	a		103,610	16

Total Sovereign Issues (Cost $1,779,907)				1,885,013

FOREIGN CURRENCY-DENOMINATED ISSUES (j)(k) 0.7%
AT&T Corp.
4.687% due 11/21/2003	a	EC	1,400	1,534
Banque Centrale De Tunisie
7.500% due 08/06/2009			2,300	2,735
Commonwealth of Canada
4.250% due 12/01/2026		C$	16,258	13,344
Commonwealth of New Zealand
4.500% due 02/15/2016	e	N$	81,000	55,852
El Paso Corp.
5.750% due 03/14/2006		EC	12,000	10,547
7.125% due 05/06/2009			63,300	53,428
France Telecom S.A.
1.013% due 07/16/2003	a	JY	9,400,000	78,677
Freddie Mac
4.500% due 03/15/2004		EC	70	78
5.750% due 09/15/2010			165	201
Halifax Group Euro Finance
7.627% due 12/29/2049			14,700	19,075
KBC Bank Fund Trust IV
8.220% due 11/29/2049			5,000	6,258
Lloyds TSB Capital I
7.375% due 02/07/2049	a		26,000	32,805
Oesterreich Kontrollbank
1.800% due 03/22/2010		JY	12,000	111
Pfizer, Inc.
0.800% due 03/18/2008			16,000	138
Republic of France
4.500% due 07/12/2003		EC	32	35
Republic of Germany
4.250% due 06/13/2003			90	99
Republic of Italy
4.500% due 07/15/2003	h		32	35
Royal Bank of Scotland PLC
6.770% due 03/31/2049			107,300	124,970
Tyco International Group S.A.
4.375% due 11/19/2004			31,500	33,049
United Kingdom Gilt
5.000% due 03/07/2012		BP	50	83
United Mexican States
7.000% due 06/02/2003		C$	30,200	20,565
6.750% due 06/06/2006		JY	2,000,000	18,949
7.500% due 03/08/2010		EC	5,000	5,843

Total Foreign Currency-Denominated Issues (Cost $419,198)				478,411

PURCHASED PUT OPTIONS 0.0%
Harborview Mortgage Loan Trust (OTC)
7.470% due 08/19/2030
Strike @ 100.000 Exp. 05/01/2005			22,975	0
PNC Mortgage Securities Corp. (OTC)
1.740% due 05/25/2040
Strike @ 100.000 Exp. 04/01/2005			6,200	0

Total Purchased Put Options (Cost $0)				0

CONVERTIBLE BONDS & NOTES 0.1%
Banking & Finance 0.1%
Verizon Global Funding Corp.
5.750% due 04/01/2003		20,080	20,080
0.000% due 05/15/2021		63,100	37,308

			57,388

Industrials 0.0%
Enron Corp.
0.000% due 02/07/2021	b	17,999	1,620

Utilities 0.0%
Cox Communications, Inc.
0.425% due 04/19/2020		25,000	12,062

Total Convertible Bonds & Notes (Cost $81,073)			71,070

PREFERRED SECURITY 0.6%
		Shares
DG Funding Trust
3.650% due 12/29/2049	a	35,250	363,075
UBS Preferred Funding Trust I
8.622% due 10/29/2049	a	38,900,000	47,636

Total Preferred Security (Cost $391,582)			410,711

PREFERRED STOCK 0.0%
Centaur Funding Corp.
9.080% due 04/21/2020		125	142
CSC Holdings, Inc.
11.125% due 04/01/2008		27,035	2,771
Fortis Amev NV
3.860% due 12/31/2049	a	85	11,560
3.870% due 12/31/2049	a	86	11,696
Home Ownership Funding
13.331% due 12/31/2049		4,125	2,486
Northern Rock PLC
8.000% due 12/31/2049		260,000	6,695

Total Preferred Stock (Cost $32,763)			35,350

SHORT-TERM INSTRUMENTS 29.5%
		Principal Amount (000s)
Commercial Paper 28.3%
ABN AMRO North America
1.290% due 04/07/2003		$51,100	51,089
1.280% due 04/08/2003		3,300	3,299
1.270% due 04/15/2003		6,100	6,097
1.280% due 05/14/2003		13,300	13,280
Alcon Capital Corp.
1.250% due 04/17/2003		3,100	3,098
1.240% due 05/06/2003		11,819	11,805
1.250% due 05/28/2003		16,600	16,567
1.250% due 05/29/2003		38,700	38,622
Anz (Delaware), Inc.
1.290% due 04/07/2003		2,000	2,000
1.240% due 05/05/2003		4,400	4,395
1.250% due 05/05/2003		600	599
1.230% due 05/06/2003		6,500	6,492
1.245% due 05/06/2003		11,200	11,186
1.250% due 05/27/2003		20,500	20,460
AT&T Corp.
3.572% due 04/18/2003		5,300	5,302
3.605% due 04/18/2003		3,200	3,201
3.720% due 04/18/2003		491,000	491,147
Barclays Bank PLC
1.250% due 04/30/2003		17,000	16,983
Barclays U.S. Funding Corp.
1.260% due 04/30/2003		5,100	5,095
1.253% due 05/06/2003		14,600	14,582
1.290% due 05/06/2003		100	100
1.220% due 05/27/2003		98,700	98,513
1.245% due 05/28/2003		3,400	3,393
1.255% due 05/28/2003		6,600	6,587
1.240% due 06/04/2003		400	399
1.255% due 06/04/2003		25,000	24,945
1.220% due 06/11/2003		46,100	45,988
Canadian Wheat Board
1.255% due 06/11/2003		800	798
CBA (de) Finance
1.270% due 04/07/2003		350	350
1.300% due 04/07/2003		51,400	51,389
1.290% due 04/08/2003		20,400	20,395
1.240% due 04/09/2003		30,900	30,892
1.280% due 04/10/2003		19,100	19,094
1.260% due 04/11/2003		2,800	2,799
1.270% due 04/16/2003		17,400	17,391
1.300% due 04/16/2003		600	600

1.250% due 04/23/2003	6,100	6,095
1.260% due 04/23/2003	10,000	9,992
1.265% due 04/29/2003	800	799
1.240% due 04/30/2003	900	899
1.260% due 04/30/2003	10,200	10,190
1.240% due 05/01/2003	2,700	2,697
1.230% due 05/12/2003	2,600	2,596
1.250% due 05/12/2003	11,200	11,184
CDC Commercial Corp.
1.280% due 04/02/2003	3,700	3,700
1.250% due 04/03/2003	25,000	24,998
1.260% due 04/03/2003	79,700	79,694
1.240% due 04/16/2003	84,500	84,456
1.210% due 04/17/2003	2,000	1,999
1.240% due 04/17/2003	100,000	99,945
1.250% due 05/02/2003	25,000	24,973
1.250% due 05/06/2003	15,000	14,982
1.250% due 05/08/2003	21,300	21,273
1.230% due 05/21/2003	115,800	115,602
1.240% due 05/21/2003	1,700	1,697
Danske Corp.
1.260% due 04/07/2003	3,000	2,999
1.270% due 04/07/2003	500	500
1.280% due 04/07/2003	6,400	6,399
1.290% due 04/07/2003	12,800	12,797
1.300% due 04/07/2003	1,100	1,100
1.270% due 04/08/2003	3,200	3,199
1.280% due 04/08/2003	1,000	1,000
1.290% due 04/09/2003	80,300	80,277
1.270% due 04/10/2003	8,300	8,297
1.280% due 04/10/2003	12,800	12,796
1.290% due 04/14/2003	4,500	4,498
1.270% due 04/15/2003	5,000	4,998
1.255% due 04/23/2003	2,234	2,232
1.258% due 04/23/2003	1,000	999
1.270% due 04/23/2003	4,000	3,997
1.250% due 04/24/2003	11,900	11,891
1.260% due 04/24/2003	10,000	9,992
1.240% due 04/25/2003	5,300	5,296
1.240% due 04/28/2003	34,800	34,768
1.255% due 04/28/2003	1,900	1,898
1.270% due 04/28/2003	24,000	23,977
1.250% due 04/30/2003	24,200	24,176
1.220% due 05/05/2003	3,805	3,801
1.250% due 05/09/2003	3,600	3,595
1.260% due 05/09/2003	300	300
1.220% due 05/12/2003	15,400	15,379
1.250% due 05/12/2003	198	198
1.250% due 05/19/2003	300	300
1.220% due 06/11/2003	11,800	11,771
1.230% due 06/11/2003	1,300	1,297
1.240% due 06/11/2003	12,354	12,324
Dupont De Nemours & Co.
1.250% due 04/09/2003	244	244
Eksportfinans AS
1.250% due 04/02/2003	54,100	54,098
1.270% due 04/02/2003	19,645	19,644
1.245% due 04/10/2003	179,100	179,044
1.230% due 04/22/2003	92,600	92,534
1.235% due 04/24/2003	200,000	199,842
1.245% due 04/25/2003	33,100	33,073
Export Development Corp.
1.250% due 05/16/2003	7,500	7,488
Fannie Mae
1.300% due 04/01/2003	2,167,200	2,167,200
1.320% due 04/01/2003	3,700	3,700
1.250% due 04/02/2003	66,957	66,955
1.280% due 04/04/2003	2,000	2,000
1.240% due 04/09/2003	2,000	1,999
1.250% due 04/09/2003	174,519	174,471
1.710% due 04/09/2003	28,413	28,402
1.180% due 04/16/2003	42,800	42,779
1.190% due 04/21/2003	13,000	12,991
1.235% due 04/28/2003	35,362	35,329
1.270% due 04/30/2003	19,800	19,780
1.440% due 04/30/2003	99,875	99,759
1.450% due 04/30/2003	86,544	86,452
1.270% due 05/07/2003	6,000	5,992
1.290% due 05/07/2003	23,500	23,470
1.425% due 05/07/2003	6,000	5,991
1.220% due 05/14/2003	2,000	1,997
1.225% due 05/14/2003	1,200	1,198
1.230% due 05/14/2003	27,587	27,546
1.250% due 05/14/2003	3,100	3,095
1.270% due 05/14/2003	5,000	4,992
1.290% due 05/14/2003	323,950	323,451
1.305% due 05/14/2003	3,800	3,794
1.315% due 05/14/2003	6,600	6,590
1.225% due 05/21/2003	9,247	9,231
1.270% due 05/21/2003	1,000	998
1.270% due 05/21/2003	171,400	171,096

1.290% due 05/21/2003	17,709	17,677
1.295% due 05/21/2003	6,000	5,989
1.250% due 05/27/2003	17,500	17,466
1.295% due 05/27/2003	3,500	3,493
1.240% due 05/28/2003	17,700	17,665
1.250% due 05/28/2003	48,300	48,204
1.280% due 05/28/2003	50,400	50,298
1.330% due 05/28/2003	15,234	15,202
1.180% due 05/30/2003	1,000	998
1.190% due 06/04/2003	311,650	310,964
1.310% due 06/04/2003	77,600	77,429
1.190% due 06/09/2003	800	798
1.190% due 06/10/2003	27,800	27,734
1.195% due 06/11/2003	350,100	349,253
1.230% due 06/12/2003	74,200	74,017
1.195% due 06/18/2003	376,023	375,027
1.200% due 06/18/2003	10,600	10,572
1.240% due 06/24/2003	16,500	16,453
1.190% due 06/25/2003	235,445	234,769
1.195% due 06/25/2003	284,650	283,833
1.240% due 06/25/2003	52,000	51,851
1.230% due 07/01/2003	52,100	51,941
1.230% due 07/02/2003	113,650	113,298
Federal Home Loan Bank
1.140% due 04/04/2003	8,100	8,099
1.225% due 04/11/2003	700	700
1.235% due 04/11/2003	80,885	80,857
1.245% due 04/11/2003	1,500	1,499
1.254% due 04/11/2003	150,000	149,948
1.225% due 04/16/2003	167,921	167,835
1.235% due 04/16/2003	14,200	14,193
1.239% due 04/16/2003	167,900	167,813
1.240% due 04/16/2003	6,000	5,997
1.710% due 04/16/2003	4,700	4,697
1.179% due 04/21/2003	57,900	57,862
1.180% due 04/21/2003	13,229	13,220
1.220% due 04/21/2003	6,700	6,695
1.200% due 04/23/2003	501,208	500,840
1.210% due 04/23/2003	3,300	3,298
1.220% due 04/23/2003	56,100	56,058
1.440% due 04/23/2003	9,998	9,989
1.190% due 04/25/2003	10,550	10,542
1.200% due 04/25/2003	268,584	268,369
1.440% due 04/25/2003	184,249	184,072
1.225% due 04/30/2003	50,000	49,951
1.230% due 04/30/2003	66,800	66,734
1.235% due 05/02/2003	200,000	199,787
1.220% due 05/07/2003	8,700	8,689
1.225% due 05/07/2003	61,360	61,285
1.180% due 05/09/2003	7,000	6,991
1.225% due 05/09/2003	8,600	8,589
1.220% due 05/14/2003	25,800	25,762
1.230% due 05/14/2003	1,300	1,298
1.270% due 05/14/2003	5,000	4,992
1.280% due 05/15/2003	1,400	1,398
1.290% due 05/15/2003	19,000	18,970
1.270% due 05/16/2003	1,600	1,597
1.280% due 05/21/2003	59,200	59,095
1.290% due 05/21/2003	10,701	10,682
1.195% due 05/23/2003	6,100	6,089
1.200% due 05/23/2003	400	399
1.225% due 05/28/2003	3,600	3,593
1.230% due 05/28/2003	65,800	65,672
1.290% due 05/28/2003	25,000	24,949
1.235% due 05/30/2003	245,500	245,003
1.330% due 05/30/2003	11,003	10,979
1.210% due 06/25/2003	51,990	51,841
Fonterra Co-operative Group Ltd.
1.270% due 04/29/2003	13,200	13,187
1.290% due 04/29/2003	62,000	61,938
Freddie Mac
1.235% due 04/01/2003	6,000	6,000
1.300% due 04/01/2003	20,200	20,200
1.245% due 04/10/2003	49,700	49,685
1.250% due 04/10/2003	208,716	208,651
1.200% due 04/14/2003	6,000	5,997
1.285% due 04/14/2003	19,100	19,091
1.290% due 04/14/2003	76,000	75,965
1.240% due 04/17/2003	62,617	62,583
1.190% due 04/22/2003	49,500	49,466
1.200% due 04/23/2003	87,155	87,091
1.440% due 04/24/2003	50,000	49,954
1.180% due 04/25/2003	18,800	18,785
1.180% due 04/30/2003	35,100	35,067
1.230% due 04/30/2003	7,026	7,019
1.220% due 05/08/2003	41,800	41,748
1.230% due 05/08/2003	1,150	1,149
1.180% due 05/13/2003	22,400	22,369
1.220% due 05/15/2003	5,100	5,092
1.230% due 05/15/2003	3,285	3,280
1.190% due 05/20/2003	62,475	62,374

1.180% due 05/22/2003	1,040	1,038
1.230% due 05/22/2003	1,300	1,298
1.272% due 05/22/2003	47,575	47,489
1.275% due 05/22/2003	68,400	68,276
1.285% due 05/22/2003	124,956	124,729
1.290% due 05/22/2003	72,786	72,653
1.180% due 05/23/2003	24,300	24,259
1.225% due 05/29/2003	7,300	7,286
1.230% due 05/29/2003	63,529	63,403
1.250% due 05/29/2003	24,900	24,850
1.295% due 05/29/2003	3,000	2,994
1.225% due 05/30/2003	10,400	10,379
1.220% due 06/05/2003	89,350	89,151
1.190% due 06/12/2003	124,415	124,109
1.200% due 06/12/2003	10,200	10,175
1.205% due 06/12/2003	42,276	42,172
1.190% due 06/13/2003	2,200	2,195
1.235% due 06/13/2003	197,000	196,509
1.225% due 06/16/2003	42,200	42,091
1.230% due 06/16/2003	27,350	27,279
1.235% due 06/16/2003	184,700	184,222
1.210% due 06/19/2003	250,885	250,213
1.230% due 06/20/2003	97,882	97,617
1.190% due 06/24/2003	3,500	3,490
1.230% due 06/24/2003	17,000	16,952
1.230% due 08/21/2003	9,100	9,058
General Electric Capital Corp.
1.320% due 04/02/2003	18,090	18,089
1.250% due 04/15/2003	12,700	12,694
1.255% due 06/11/2003	400	399
1.260% due 06/11/2003	36,100	36,013
1.260% due 06/12/2003	5,800	5,786
1.250% due 06/25/2003	22,700	22,635
Gillette Co.
1.350% due 04/01/2003	22,300	22,300
GlaxoSmithKline PLC
1.250% due 04/02/2003	1,400	1,400
1.250% due 04/09/2003	16,600	16,595
1.290% due 04/09/2003	2,000	1,999
1.250% due 04/14/2003	48,000	47,978
1.250% due 04/30/2003	31,600	31,568
HBOS Treasury Services PLC
1.205% due 04/02/2003	9,000	9,000
1.280% due 04/02/2003	13,300	13,300
1.300% due 04/02/2003	6,900	6,900
1.205% due 04/03/2003	13,600	13,599
1.210% due 04/03/2003	117,700	117,692
1.250% due 04/07/2003	200	200
1.300% due 04/07/2003	6,500	6,499
1.280% due 04/08/2003	4,300	4,299
1.300% due 04/11/2003	33,800	33,788
1.250% due 04/14/2003	175	175
1.255% due 04/14/2003	25,600	25,588
1.260% due 04/14/2003	1,000	1,000
1.290% due 04/14/2003	500	500
1.270% due 04/15/2003	3,750	3,748
1.280% due 04/15/2003	17,800	17,791
1.260% due 04/22/2003	13,400	13,390
1.270% due 04/22/2003	3,300	3,298
1.250% due 04/23/2003	2,007	2,005
1.260% due 04/23/2003	3,500	3,497
1.260% due 04/24/2003	10,000	9,992
1.250% due 04/25/2003	94,600	94,521
1.250% due 04/30/2003	11,100	11,089
1.250% due 05/01/2003	2,000	1,998
1.260% due 05/01/2003	13,600	13,586
1.255% due 05/02/2003	5,700	5,694
1.260% due 05/02/2003	14,800	14,784
1.260% due 05/06/2003	4,300	4,295
1.260% due 05/07/2003	13,000	12,984
1.300% due 05/07/2003	200	200
1.250% due 05/08/2003	14,600	14,581
1.255% due 05/08/2003	11,300	11,285
1.260% due 05/08/2003	2,746	2,742
1.270% due 05/08/2003	2,700	2,696
1.250% due 05/09/2003	7,450	7,440
1.255% due 05/09/2003	2,200	2,197
1.260% due 05/12/2003	16,254	16,231
1.260% due 05/13/2003	100	100
1.250% due 05/14/2003	22,000	21,967
1.250% due 05/19/2003	15,500	15,474
1.265% due 05/22/2003	7,400	7,387
1.255% due 05/23/2003	15,600	15,572
1.245% due 05/28/2003	92,900	92,717
1.220% due 06/12/2003	5,700	5,686
1.240% due 06/12/2003	400	399
1.250% due 06/12/2003	600	599
KFW International Finance, Inc.
1.230% due 04/15/2003	50,000	49,976
1.240% due 04/28/2003	27,200	27,175
1.240% due 05/06/2003	12,500	12,485
1.235% due 05/21/2003	75,000	74,871
1.240% due 06/12/2003	1,200	1,197

Lloyds Bank PLC
1.250% due 04/22/2003	2,100	2,098
1.250% due 05/06/2003	2,200	2,197
1.290% due 05/06/2003	30,000	29,962
1.250% due 05/27/2003	18,950	18,913
Merck & Co., Inc.
1.220% due 05/02/2003	1,200	1,199
National Australia Funding, Inc.
1.250% due 04/02/2003	18,200	18,199
1.280% due 04/03/2003	19,700	19,699
1.300% due 04/03/2003	900	900
Nestle Australia Corp.
1.240% due 04/24/2003	2,300	2,298
1.245% due 05/29/2003	199,700	199,299
1.245% due 06/11/2003	13,300	13,268
1.245% due 06/12/2003	48,300	48,181
1.255% due 06/12/2003	300	299
Pfizer, Inc.
1.250% due 04/01/2003	4,700	4,700
1.360% due 04/01/2003	11,000	11,000
1.240% due 04/04/2003	33,350	33,347
1.240% due 04/08/2003	77,800	77,781
1.240% due 04/09/2003	27,900	27,892
1.250% due 04/10/2003	2,400	2,399
1.250% due 04/15/2003	111,440	111,386
1.250% due 04/16/2003	121,000	120,937
1.245% due 04/24/2003	37,450	37,420
Rabobank Nederland NV
1.230% due 04/01/2003	68,200	68,200
1.240% due 04/01/2003	100,000	100,000
1.390% due 04/01/2003	645,300	645,300
Royal Bank of Scotland PLC
1.260% due 04/03/2003	2,300	2,300
1.250% due 04/14/2003	18,100	18,092
1.270% due 04/14/2003	16,200	16,193
1.200% due 04/15/2003	3,900	3,898
1.200% due 04/29/2003	600	599
1.255% due 04/29/2003	19,400	19,381
1.240% due 04/30/2003	200	200
1.255% due 04/30/2003	15,200	15,185
1.270% due 04/30/2003	6,400	6,393
1.290% due 04/30/2003	9,000	8,991
1.240% due 05/02/2003	7,900	7,892
1.245% due 05/02/2003	15,500	15,483
1.240% due 05/05/2003	12,200	12,186
1.250% due 05/06/2003	14,300	14,283
1.250% due 05/07/2003	4,800	4,794
1.250% due 05/28/2003	14,000	13,972
Shell Finance (UK) PLC
1.280% due 05/13/2003	30,200	30,155
1.280% due 05/19/2003	8,900	8,885
1.280% due 05/20/2003	1,300	1,298
Stadshypotek, Inc.
1.240% due 04/10/2003	73,500	73,477
1.265% due 04/23/2003	85,400	85,334
1.260% due 05/08/2003	200,000	199,741
1.250% due 05/13/2003	46,300	46,232
Svenska Handelsbank, Inc.
1.250% due 04/02/2003	22,800	22,799
1.255% due 04/02/2003	1,900	1,900
1.260% due 04/02/2003	2,200	2,200
1.275% due 04/02/2003	6,500	6,500
1.250% due 04/07/2003	2,200	2,200
1.290% due 04/07/2003	3,000	2,999
1.280% due 04/09/2003	2,400	2,400
1.260% due 04/21/2003	5,200	5,196
1.250% due 04/22/2003	21,700	21,684
1.270% due 04/22/2003	24,100	24,082
1.250% due 04/28/2003	1,000	999
1.255% due 04/28/2003	2,800	2,797
1.255% due 04/30/2003	12,300	12,288
1.250% due 05/07/2003	4,200	4,195
1.255% due 05/07/2003	6,700	6,692
1.260% due 05/12/2003	200	200
1.250% due 05/13/2003	10,600	10,585
1.255% due 05/19/2003	3,300	3,294
1.280% due 05/19/2003	1,250	1,248
1.230% due 06/24/2003	3,500	3,490
1.240% due 06/26/2003	7,200	7,179
1.250% due 06/26/2003	2,300	2,293
Swedbank Forenings PLC
1.260% due 04/08/2003	15,900	15,896
1.280% due 04/08/2003	2,300	2,299
Swedish National Housing Finance
1.270% due 04/14/2003	25,300	25,288
TotalFinaElf Capital S.A.
1.360% due 04/01/2003	38,800	38,800

UBS Finance, Inc.
1.390% due 04/01/2003		57,500	57,500
1.255% due 04/02/2003		1,000	1,000
1.280% due 04/02/2003		134,800	134,795
1.285% due 04/02/2003		52,200	52,198
1.250% due 04/04/2003		14,000	13,999
1.315% due 04/04/2003		165,200	165,182
1.330% due 04/04/2003		41,000	40,995
1.280% due 04/07/2003		8,200	8,198
1.290% due 04/07/2003		15,000	14,997
1.200% due 04/08/2003		1,350	1,350
1.250% due 04/08/2003		210,700	210,649
1.260% due 04/08/2003		4,000	3,999
1.275% due 04/08/2003		219,150	219,096
1.290% due 04/08/2003		55,100	55,086
1.180% due 04/09/2003		130,100	130,066
1.250% due 04/09/2003		1,000	1,000
1.260% due 04/09/2003		1,320	1,320
1.270% due 04/09/2003		50,700	50,686
1.275% due 04/09/2003		36,300	36,290
1.280% due 04/09/2003		111,200	111,168
1.290% due 04/09/2003		60,100	60,083
1.180% due 04/10/2003		9,100	9,097
1.235% due 04/10/2003		344,700	344,594
1.290% due 04/10/2003		2,500	2,499
1.235% due 04/11/2003		72,300	72,275
1.290% due 04/11/2003		41,700	41,685
1.250% due 04/14/2003		100	100
1.260% due 04/14/2003		91,600	91,558
1.265% due 04/15/2003		3,300	3,298
1.240% due 04/16/2003		185,700	185,604
1.240% due 04/17/2003		500,000	499,724
1.215% due 04/21/2003		129,500	129,413
1.215% due 04/22/2003		750,000	749,468
1.230% due 04/22/2003		4,000	3,997
1.250% due 04/24/2003		381,200	380,896
Westpac Capital Corp.
1.290% due 04/07/2003		41,000	40,991
1.270% due 04/09/2003		2,700	2,699
1.290% due 04/09/2003		23,500	23,493
1.280% due 05/14/2003		13,221	13,201
1.260% due 05/27/2003		3,750	3,743
1.240% due 05/28/2003		22,800	22,755
1.250% due 06/18/2003		1,000	997
1.260% due 06/18/2003		750	748
Westpac Trust Securities NZ Ltd.
1.250% due 04/07/2003		8,100	8,098
1.290% due 04/07/2003		7,900	7,898
1.245% due 05/28/2003		11,800	11,777
1.250% due 05/28/2003		200	200
1.250% due 06/19/2003		4,200	4,189
World Bank
1.200% due 05/12/2003		35,120	35,072

			20,580,128

Repurchase Agreement 0.5%
State Street Bank
1.050% due 04/01/2003		365,109	365,109

(Dated 03/31/2003. Collateralized by Federal

Home Loan Bank 1.425% due 03/08/2004

valued at $91,917; 1.550% due 12/22/2003

valued at $51,001; 1.410% due 03/22/2004

valued at $76,512; 1.250% due 04/13/2004

valued at $76,500 and Fannie Mae 4.100%

due 03/30/2004 valued at $76,506.

Repurchase proceeds are $ 365,120.)

U.S. Treasury Bills 0.7%
1.150% due 05/08/2003-05/15/2003	f	525,330	524,614

Total Short-Term Instruments (Cost $21,469,768)			21,469,851

Total Investments (Cost $76,107,131)		106.2%	$77,164,485

Written Options (Premiums $144,065)	g	(0.2)%	(133,846)

Other Assets and Liabilities (Net)		(6.0)%	(4,348,348)

Net Assets		100.0%	$72,682,291

See accompanying notes

PC1E

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

a Variable rate security. The rate listed is as of March 31, 2003.

b Security is in default.

c Restricted security.

d Securities are grouped by coupon or range of coupons and represent a range of maturities.

e Principal amount of security is adjusted for inflation.

f Securities with an aggregate market value of $383,318 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euribor Written Put Options Strike @ 97.500 (03/2004) - Short	3,946	$503
Euribor Written Put Options Strike @ 96.750 (06/2003) - Short	8,655	3,608
Euribor Written Put Options Strike @ 97.750 (09/2003) - Short	5,950	1,951
Euribor Written Put Options Strike @ 96.500 (12/2003) - Short	4,070	3,250
Euribor Written Put Options Strike @ 96.750 (12/2003) - Short	4,294	4,100
Euribor Written Put Options Strike @ 97.375 (12/2003) - Short	3,963	2,089
Euribor Written Put Options Strike @ 97.500 (12/2003) - Short	12,081	4,627
Euribor Purchased Put Options Strike @ 95.500 (12/2003) - Long	14,000	(188)
Euribor Purchased Put Options Strike @ 95.375 (12/2003) - Long	1,000	(13)
Euribor March Futures (03/2004) - Long	1,856	(849)
Euribor June Futures (06/2003) - Long	3,336	6,993
Euribor September Futures (09/2003) - Long	15,345	15,893
Euribor December Futures (12/2003) - Long	7,731	1,158
Euro-Bobl 5 Year Note (06/2003) - Long	2,623	(2,754)
United Kingdom 90 Day LIBOR Futures (03/2004) - Long	9,552	(2,988)
United Kingdom 90 Day LIBOR Futures (12/2003) - Long	1,828	(724)
U.S. Treasury 5 Year Note (06/2003) - Long	13,763	7,781
U.S. Treasury 10 Year Note (06/2003) - Long	48,757	8,673
U.S. Treasury 30 Year Bond (06/2003) - Long	19,539	(36,651)
Eurodollar March Futures (03/2004) - Long	3,936	1,481
Eurodollar March Futures (03/2005) - Long	2,602	(1,072)
Eurodollar June Futures (06/2004) - Long	3,085	694
Eurodollar September Futures (09/2004) - Long	4,521	(285)
Eurodollar December Futures (12/2004) - Long	7,122	(1,690)

		$15,587

g Premiums received on written options:

Type	Notional Amount	Premium	Value
Put - OTC 7 Year Interest Rate Swap Strike @ 6.000%* Exp. 10/19/2004	$270,000	$11,001	$4,321

Call - OTC 7 Year Interest Rate Swap Strike @ 6.000%** Exp. 10/19/2004	270,000	11,001	25,250

Put - OTC 7 Year Interest Rate Swap Strike @ 6.700%* Exp. 11/02/2004	400,000	13,710	4,053

Call - OTC 7 Year Interest Rate Swap Strike @ 5.200%** Exp. 11/02/2004	25,200	791	1,459

Put - OTC 7 Year Interest Rate Swap Strike @ 6.700%* Exp. 11/02/2004	185,200	5,977	1,876

Put - OTC 7 Year Interest Rate Swap Strike @ 6.000%* Exp. 10/19/2004	135,500	5,468	2,169

Call - OTC 7 Year Interest Rate Swap Strike @ 6.000%** Exp. 10/19/2004	135,500	5,468	12,672

Put - OTC 7 Year Interest Rate Swap Strike @ 7.000%* Exp. 01/07/2005	76,300	2,888	745

Call - OTC 7 Year Interest Rate Swap Strike @ 5.500%** Exp. 01/07/2005	76,300	1,593	5,144

Call - OTC 7 Year Interest Rate Swap Strike @ 5.500%** Exp. 01/07/2005	91,600	2,221	6,176

Put - OTC 7 Year Interest Rate Swap Strike @ 7.000%* Exp. 01/07/2005	91,600	3,091	895

Call - OTC 5 Year Interest Rate Swap Strike @ 3.250%** Exp. 05/30/2003	236,200	1,636	2,156

Call - OTC 5 Year Interest Rate Swap Strike @ 3.250%** Exp. 05/30/2003	272,300	1,818	2,485

Call - OTC 5 Year Interest Rate Swap Strike @ 3.500%** Exp. 12/15/2003	239,000	2,521	3,815

Call - OTC 10 Year Interest Rate Swap Strike @ 4.000%** Exp. 07/22/2003	456,500	4,080	4,175

Call - OTC 5 Year Interest Rate Swap Strike @ 3.500%** Exp. 12/16/2003	458,300	4,927	7,311

Call - OTC 10 Year Interest Rate Swap Strike @ 4.000%** Exp. 08/01/2003	239,100	2,236	2,287

Put - OTC 7 Year Interest Rate Swap Strike @ 5.500%* Exp. 12/17/2003	234,900	3,351	1,572

Call - OTC 7 Year Interest Rate Swap Strike @ 3.500%** Exp. 12/17/2003	391,400	3,613	3,917

Put - OTC 7 Year Interest Rate Swap Strike @ 5.500%* Exp. 12/17/2003	77,500	1,323	518

Call - OTC 7 Year Interest Rate Swap Strike @ 3.500%** Exp. 12/17/2003	77,500	574	776

Call - OTC 10 Year Interest Rate Swap Strike @ 4.000%** Exp. 08/01/2003	135,500	1,098	1,296

Call - OTC 10 Year Interest Rate Swap Strike @ 4.000%** Exp. 03/03/2004	5,300	115	76

Call - OTC 10 Year Interest Rate Swap Strike @ 4.000%** Exp. 03/03/2004	235,000	5,141	3,376

Call - OTC 5 Year Interest Rate Swap Strike @ 3.250%** Exp. 03/03/2004	101,700	1,562	1,073

Call - OTC 5 Year Interest Rate Swap Strike @ 3.250%** Exp. 03/03/2004	236,200	3,832	2,492

Type	# of Contracts	Premium	Value
Call - CME Eurodollar March Futures Strike @ 98.500 Exp. 03/15/2004	1,114	554	919

Put - CME Eurodollar March Futures Strike @ 97.250 Exp. 03/15/2004	557	444	174

Put - CME Eurodollar March Futures Strike @ 97.750 Exp. 03/15/2004	3,642	2,174	2,049

Call - CME Eurodollar June Futures Strike @ 98.750 Exp. 06/16/2003	21,930	7,139	8,772

Call - CME Eurodollar June Futures Strike @ 99.000 Exp. 06/16/2003	3,700	449	416

Put - CME Eurodollar June Futures Strike @ 97.500 Exp. 06/16/2003	11,025	4,286	69

Put - CME Eurodollar June Futures Strike @ 98.000 Exp. 06/16/2003	4,170	2,486	26

Put - CME Eurodollar December Futures Strike @ 98.000 Exp. 12/15/2003	10,918	5,925	2,730

Call - CBOT 5 Year June Futures Strike @ 113.500 Exp. 05/24/2003	3,884	3,527	3,641

Call - CBOT U.S. Treasury Note June Futures Strike @ 116.000 Exp. 05/24/2003	8,588	5,516	7,246

Call - CBOT U.S. Treasury Note June Futures Strike @ 117.000 Exp. 05/24/2003	5,998	3,864	3,186

Put - CBOT U.S. Treasury Note June Futures Strike @ 110.000 Exp. 05/24/2003	14,740	6,665	2,533

		$144,065	$133,846

*	The Fund will pay a floating rate based on 3 month LIBOR.
**	The Fund will receive a floating rate based on 3 month LIBOR.

h Security, or a portion thereof, subject to financing transaction.

i Swap agreements outstanding at March 31, 2003:

Type	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%. Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2032	BP	134,100	$1,974

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%. Counterparty: Goldman Sachs & Co. Exp. 03/15/2017		336,300	894

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%. Counterparty: UBS Warburg LLC Exp. 03/15/2032		96,900	554

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%. Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2017		38,100	(156)

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%. Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/15/2017		5,800	71

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%. Counterparty: UBS Warburg LLC Exp. 03/15/2017		77,300	(375)

Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR. Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/17/2005		1,691,970	(3,226)

Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR. Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2017	EC	62,000	752

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.000%. Counterparty: J.P. Morgan Chase & Co. Exp. 06/17/2012		13,000	(546)

Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR. Counterparty: Goldman Sachs & Co. Exp. 03/15/2017		660,700	7,007

Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR. Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2032		243,700	4,611

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.000%. Counterparty: CITIBANK N.A., London Exp. 06/18/2012		7,300	(306)

Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR. Counterparty: UBS Warburg LLC Exp. 03/15/2032		159,900	2,130

Receive floating rate based on 6-month JY-LIBOR and pays fixed rate equal to 0.323%. Counterparty: UBS Warburg LLC Exp. 09/12/2007	JY	50,000,000	(1,534)

Receive floating rate based 6-month JY-LIBOR and pays a fixed rate equal to 0.390%. Counterparty: Goldman Sachs & Co. Exp. 06/18/2007		11,078,200	(467)

Receive floating rate based on 6-month JY-LIBOR and pays a fixed rate equal to 0.390%. Counterparty: UBS Warburg LLC Exp. 06/18/2007		25,000,000	(1,032)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 0.213%. Counterparty: Morgan Stanley Dean Witter & Co. Exp. 05/17/2004		2,710,000	0

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.777%. Counterparty: Goldman Sachs & Co. Exp. 01/12/2011	3,734,100	(3,156)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.771%. Counterparty: Morgan Stanley Dean Witter & Co. Exp. 01/11/2011	11,050,000	(9,298)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.757%. Counterparty: Merrill Lynch & Co., Inc. Exp. 01/11/2011	10,000,000	(8,324)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.340%. Counterparty: Goldman Sachs & Co. Exp. 10/07/2007	24,500,000	(19,471)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.295%. Counterparty: Goldman Sachs & Co. Exp. 04/14/2008	580,000	(251)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.670%. Counterparty: Goldman Sachs & Co. Exp. 05/18/2007	1,500,000	(682)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.305%. Counterparty: Goldman Sachs & Co. Exp. 04/15/2008	377,000	(164)

Receive floating rate based on 6-month JY-LIBOR and pays fixed rate equal to 0.324%. Counterparty: Goldman Sachs & Co. Exp. 09/12/2007	29,200,000	(912)

Receive floating rate based on 3-month LIBOR plus 0.160% and pay a fixed rate equal to 0.426%. Counterparty: Lehman Brothers, Inc. Exp. 04/19/2005	$13,033	322

Receive a fixed rate equal to 0.650% and the Fund will pay to counterparty at par in the event of default of Niagara Mohawk Power Corp. 7.750% due 10/01/2008. Counterparty: Lehman Brothers, Inc. Exp. 12/31/2004	50,000	88

Receive a fixed rate equal to 0.510% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005. Counterparty: Lehman Brothers, Inc. Exp. 01/25/2005	10,000	(157)

Receive a fixed rate equal to 0.250% and the Fund will pay to the counterparty at par in the event of default of Wisconsin Electric Power 6.625% due 11/16/2006. Counterparty: Lehman Brothers, Inc. Exp. 04/18/2003	25,000	(3)

Receive a fixed rate equal to 0.850% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding Corp. 0.000% due 05/15/2021. Counterparty: Lehman Brothers, Inc. Exp. 06/15/2004	21,500	26

Received a fixed rate equal to 0.840% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding Corp. 6.750% due 12/01/2005. Counterparty: Goldman Sachs & Co. Exp. 06/15/2004	100,000	259

Receive a fixed rate equal to 0.850% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding Corp. 0.000% due 05/15/2021. Counterparty: J.P. Morgan Chase & Co. Exp. 06/12/2004	100,000	168

Receive a fixed rate equal to 1.650% and the Fund will pay to the counterparty at par in the event of default of United Mexican States 9.750% due 04/06/2005. Counterparty: Credit Suisse First Boston Exp. 05/23/2003	50,000	106

Receive a fixed rate equal to 0.900% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding Corp. 0.000% due 05/15/2021. Counterparty: J.P. Morgan Chase & Co. Exp. 06/15/2004	50,000	112

Receive a fixed rate equal to 0.625% and the Fund will pay to the counterparty at par in the event of default of Phillip Morris Cos., Inc. 7.000% due 07/15/2005. Counterparty: J.P. Morgan Chase & Co. Exp. 07/17/2003	50,000	(155)

Receive a fixed rate equal to 0.650% and the Fund will pay to the counterparty at par in the event of default of Phillip Morris Cos., Inc. 7.650% due 07/01/2008. Counterparty: Credit Suisse First Boston Exp. 07/17/2003	100,000	(519)

Receive a fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event of default of National Rural Utilities Cooperative Finance Corp. 5.750% due 12/01/2008. Counterparty: Lehman Brothers, Inc. Exp. 09/01/2003	76,500	(51)

Receive a fixed rate equal to 0.460% and the Fund will pay to the counterparty at par in the event of default of Vodafone Group PLC 7.750% due 02/15/2010. Counterparty: Lehman Brothers, Inc. Exp. 09/10/2003	68,500	67

Receive a fixed rate equal to 3.550% and the Fund will pay to the counterparty at par in the event of default of France Telecom S.A. 5.700% due 07/25/2010. Counterparty: Morgan Stanley Dean Witter & Co. Exp. 05/30/2003	21,000	368

Receive a fixed rate equal to 0.215% and the Fund will pay to the counterparty at par in the event of default of Freddie Mac 5.750% due 04/15/2008. Counterparty: Morgan Stanley Dean Witter & Co. Exp. 02/26/2007	103,300	140

Receive a fixed rate equal to 1.150% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.625% due 02/08/2011. Counterparty: Goldman Sachs & Co. Exp. 04/23/2003	13,500	0

Receive a fixed rate equal to 0.900% and the Fund will pay to the counterparty at par in the event of default of Republic of South Africa 9.125% due 05/19/2009. Counterparty: Goldman Sachs & Co. Exp. 04/23/2003	10,000	3

Receive a fixed rate equal to 1.050% and the Fund will pay to the counterparty at par in the event of default of Republic of Bulgaria 2.1875% due 07/28/2011. Counterparty: J.P. Morgan Chase & Co. Exp. 10/23/2003	15,000	45

Receive a fixed rate equal to 1.550% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012. Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/03/2003	15,000	8

Receive a fixed rate equal to 1.200% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.625% due 02/08/2011. Counterparty: Credit Suisse First Boston Exp. 06/03/2003	5,000	1

Receive a fixed rate equal to 2.000% and the Fund will pay to the counterparty at par in the event of default of Deutsche Telekom International Finance BV 5.250% due 05/20/2008. Counterparty: CITIBANK N.A., London Exp. 06/06/2003	25,000	29

Receive a fixed rate equal to 1.950% and the Fund will pay to the counterparty at par in the event of default of Deutsche Telekom International Finance BV 5.250% due 5/20/2008. Counterparty: Goldman Sachs & Co. Exp. 06/05/2003	25,000	31

Receive a fixed rate equal to 3.500% and the Fund will pay to the counterparty at par in the event of default of France Telecom SA 5.750% due 04/25/2007. Counterparty: Goldman Sachs & Co. Exp. 06/05/2003	25,000	106

Receive a fixed rate equal to 7.750% and the Fund will pay to the counterparty at par in the event of default of CIT Group, Inc. 7.625% due 08/16/2005. Counterparty: J.P. Morgan Chase & Co. Exp. 06/19/2003	30,000	453

Receive a fixed rate equal to 7.000% and the Fund will pay to the counterparty at par in the event of default of Sprint Capital Corp. 6.000% due 01/15/2007. Counterparty: Merrill Lynch & Co., Inc. Exp. 04/04/2003	4,000	3

Receive a fixed rate equal to 1.550% and the Fund will pay to the counterparty at par in the event of default of Household Finance Corp. 6.375% due 10/15/2011. Counterparty: Morgan Stanley Dean Witter & Co. Exp. 05/28/2004	25,000	295

Receive a fixed rate equal to 1.300% and the Fund will pay to the counterparty at par in the event of default of General Motors Acceptance Corp. 7.000% due 02/01/2012. Counterparty: ABN AMRO Bank, N.V. Exp. 01/20/2004	25,000	(58)

Receive a fixed rate equal to 1.050% and the Fund will pay to the counterparty at par in the event of default of DaimlerChrysler North America Holding Corp 7.300% due 01/15/2012. Counterparty: ABN AMRO Bank, N.V. Exp. 08/16/2004	25,000	(46)

Receive a fixed rate equal to 1.260% and the Fund will pay to the counterparty at par in the event of default of National Rural Utilities Cooperative Finance Corp. 2.820% due 04/26/2004. Counterparty: UBS Warburg LLC Exp. 04/26/2004	25,000	123

Receive a fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event of default of AIG SunAmerica Global Finance XII 5.300% due 05/30/2007. Counterparty: ABN AMRO Bank, N.V. Exp. 09/18/2003	25,000	27

Receive a fixed rate equal to 0.440% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 5.875% due 02/15/2012. Counterparty: Credit Suisse First Boston Exp. 09/18/2003	25,000	18

Receive a fixed rate equal to 0.440% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 5.875% due 02/15/2012. Counterparty: Credit Suisse First Boston Exp. 09/23/2003	50,000	36

Receive a fixed rate equal to 0.610% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012. Counterparty: Merrill Lynch & Co., Inc. Exp. 05/19/2004	129,560	177

Receive a fixed rate equal to 3.550% and the Fund will pay to the counterparty at par in the event of default of France Telecom S.A. 5.700% due 07/25/2010. Counterparty: Morgan Stanley Dean Witter & Co. Exp. 05/30/2003	4,000	108

Receive a fixed rate equal to 0.350% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 5.875% due 02/15/2012. Counterparty: Lehman Brothers, Inc. Exp. 06/24/2003	5,000	16

Receive a fixed rate equal to 2.000% and the Fund will pay to the counterparty at par in the event of default of Deutsche Telekom International Finance B.V. 5.250% due 05/20/2008. Counterparty: Morgan Stanley Dean Witter & Co. Exp. 05/29/2003	30,000	56

Receive a fixed rate equal to 5.300% and the Fund will pay to the counterparty at par in the event of default of Sprint Capital Corp. 6.875% due 10/15/2028. Counterparty: Goldman Sachs & Co. Exp. 09/15/2003	25,000	525

Receive a fixed rate equal to 27.650% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 8.000% due 04/15/2014. Counterparty: J.P. Morgan Chase & Co. Exp. 11/26/2004	10,000	2,689

Receive a fixed rate equal to 28.000% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 8.000% due 04/15/2014. Counterparty: J.P. Morgan Chase & Co. Exp. 11/27/2004	10,000	2,745

Receive a fixed rate equal to 28.000% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 2.563% due 04/15/2006. Counterparty: J.P. Morgan Chase & Co. Exp. 12/11/2004	10,000	2,780

Receive a fixed rate equal to 1.400% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012. Counterparty: Goldman Sachs & Co. Exp. 12/13/2003	5,000	5

Receive a fixed rate equal to 16.000% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 14.500% due 10/15/2009. Counterparty: Goldman Sachs & Co. Exp. 01/16/2005	10,000	908

Receive a fixed rate equal to 16.500% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 2.563% due 04/15/2006. Counterparty: Merrill Lynch & Co., Inc. Exp. 01/16/2005	8,500	841

Receive a fixed rate equal to 0.350% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012. Counterparty: Credit Suisse First Boston Exp. 01/21/2004	25,000	0

Receive a fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012. Counterparty: Bear Stearns & Co., Inc. Exp. 01/23/2004	25,000	0

Receive a fixed rate equal to 1.250% and the Fund will pay to the counterparty at par in the event of default of United Mexican States 11.375% due 09/15/2016. Counterparty: Merrill Lynch & Co., Inc. Exp. 01/22/2005	16,000	73

Receive a fixed rate equal to 1.300% and the Fund will pay to the counterparty at par in the event of default of United Mexican States 11.500% due 05/15/2026. Counterparty: Goldman Sachs & Co. Exp. 01/27/2005	5,000	27

Receive a fixed rate equal to 1.310% and the Fund will pay to the counterparty at par in the event of default of United Mexican States 11.500% due 05/15/2026. Counterparty: Goldman Sachs & Co. Exp. 01/29/2005	9,000	50

		$(19,062)

j Principal amount denoted in indicated currency:

BP	–	British Pound
C$	–	Canadian Dollar
EC	–	Euro
JY	–	Japanese Yen
MP	–	Mexican Peso
N$	–	New Zealand Dollar

k Foreign forward currency contracts outstanding at March 31, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BP	47,428	04/2003	115	(49)	$66
Sell	C$	20,653	04/2003	0	(149)	(149)
Buy	EC	167,319	04/2003	2,230	(1,461)	769
Sell		703,413	04/2003	3,196	(5,567)	(2,371)
Sell	JY	4,600,165	04/2003	253	0	253
Sell		3,609,000	07/2003	0	(341)	(341)
Buy	MP	881,099	09/2003	2,436	0	2,436
Sell		881,099	09/2003	0	(721)	(721)
Sell	N$	56,333	05/2003	0	(397)	(397)

				$8,230	$(8,685)	$(455)

Statements of Assets and Liabilities

March 31, 2002

Amounts in thousands, except per share amounts	Total Return Fund
Assets:
Investments, at value	$67,170,655
Cash	39,460
Foreign currency, at value	29,780
Receivable for investments sold and forward foreign currency contracts	4,506,512
Receivable for Fund shares sold	456,245
Variation margin receivable	5,071
Interest and dividends receivable	483,918
Other assets	0

72,691,641

Liabilities:
Payable for investments purchased and forward foreign currency contracts	$18,446,199
Payable for financing transactions	0
Payable for short sale	317,824
Due to Custodian	0
Written options outstanding	307,007
Payable for Fund shares redeemed	289,801
Dividends payable	38,221
Accrued investment advisory fee	11,205
Accrued administration fee	9,646
Accrued distribution fee	3,991
Accrued servicing fee	1,885
Variation margin payable	0
Recoupment payable to Manager	0
Other liabilities	52,836

19,478,615

Net Assets	$53,213,026

Net Assets Consist of:
Paid in capital	$53,277,381
Undistributed (overdistributed) net investment income	210,720
Accumulated undistributed net realized gain (loss)	(54,677)
Net unrealized appreciation (depreciation)	(220,398)

$53,213,026

Net Assets:
Administrative class	$8,900,453

Other Classes	44,312,573

Shares Issued and Outstanding:
Administrative class	854,706

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Administrative class	$10.41

Cost of Investments Owned	$67,359,581

Cost of Foreign Currency Held	$29,681

Statements of Operations

For the year ended March 31, 2002

Amounts in thousands	Total Return Fund
Investment Income:
Interest, net of foreign taxes	$2,609,946
Dividends, net of foreign taxes	49,203
Miscellaneous income	0

Total Income	2,659,149

Expenses:
Investment advisory fees	118,914
Administration fees	100,611
Distribution and/or servicing fees - Administrative Class	17,671
Distribution and/or servicing fees - Other Classes	39,117
Trustees’ fees	300
Organization costs	0
Interest expense	528
Miscellaneous expense	4

Total expenses	277,145

Net Investment Income	2,382,004

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	570,086
Net realized gain (loss) on futures contracts, written options and swaps	780,545
Net realized gain (loss) on foreign currency transactions	56,035
Net change in unrealized appreciation (depreciation) on investments	(616,915)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(50,974)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	8,455

Net Gain (Loss)	747,232

Net Increase in Assets Resulting from Operations	$3,129,236

Statements of Changes in Net Assets

Amounts in thousands	Total Return Fund
	Year Ended March 31, 2002	Year Ended March 31, 2001
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$2,382,004	$2,324,651
Net realized gain	1,406,666	1,226,362
Net change in unrealized appreciation (depreciation)	(659,434)	795,370

Net increase resulting from operations	3,129,236	4,346,383

Distributions to Shareholders:
From net investment income
Administrative Class	(344,120)	(252,403)
Other Classes	(2,036,499)	(2,076,350)

From net realized capital gains
Administrative Class	(216,063)	0
Other Classes	(1,142,555)	0

Tax basis return of capital
Administrative Class	0	0
Other Classes	0	0

Total Distributions	(3,739,237)	(2,328,753)

Fund Share Transactions:
Receipts for shares sold
Administrative Class	5,123,488	2,801,443
Other Classes	18,053,389	13,545,066

Issued as reinvestment of distributions
Administrative Class	462,124	198,869
Other Classes	2,653,654	1,652,165

Cost of shares redeemed
Administrative Class	(1,915,219)	(1,104,430)
Other Classes	(13,059,802)	(8,141,623)

Net increase (decrease) resulting from Fund share transactions	11,317,634	8,951,490

Total Increase (Decrease) in Net Assets	10,707,633	10,969,120

Net Assets:
Beginning of period	42,505,393	31,536,273
End of period *	$53,213,026	$42,505,393

*Including net undistributed (overdistributed) investment income of:	$210,720	$154,725

Financial Highlights

Total Return Fund

Selected Per Share Data for the Year or Period Ended:	03/31/2002	03/31/2001		03/31/2000		03/31/1999	03/31/1998
Net Asset Value Beginning of Period	$10.52	$9.96		$10.36		$10.62	$10.27
Net Investment Income (Loss)	0.51 (a)	0.64	(a)	0.61	(a)	0.61 (a)	0.61 (a)
Net Realized / Unrealized Gain (Loss) on Investments	0.20 (a)	0.56	(a)	(0.41	)(a)	0.16 (a)	0.63 (a)
Total Income from Investment Operations	0.71	1.20		0.20		0.77	1.24
Dividends from Net Investment Income	(0.52)	(0.64)		(0.60)		(0.61)	(0.62)
Distributions from Net Realized Capital Gains	(0.30)	0.00		0.00		(0.42)	(0.27)
Tax Basis Return of Capital	0.00	0.00		0.00		0.00	0.00
Total Distributions	(0.82)	(0.64)		(0.60)		(1.03)	(0.89)
Net Asset Value End of Period	$10.41	$10.52		$9.96		$10.36	$10.62
Total Return	6.89%	12.52%		2.07%		7.33%	12.36%
Net Assets End of Period (000s)	$8,900,453	$5,353,222		$3,233,785		$1,972,984	$481,730
Ratio of Expenses to Average Net Assets	0.68%	0.74	%(b)	0.79	%(b)	0.68%	0.68%
Ratio of Net Investment Income (Loss) to Average Net Assets	4.85%	6.31%		6.01%		5.52%	5.74%
Portfolio Turnover Rate	445%	450%		223%		154%	206%

(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense 0.68%.

Notes to Financial Statements

March 31, 2002

1. Organization

PIMCO Funds: Pacific Investment Management Series (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. The Trust currently consists of 45 separate investment funds (the “Funds”). The Trust may offer up to six classes of shares: Institutional, Administrative, A, B, C and D. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Administrative Class of the Total Return Fund (the “Fund”). Certain detailed financial information for the Institutional, A, B, C and D Classes (the “Other Classes”) is provided separately and is available upon request.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Effective April 1, 2001, the accounting method relating to the amortization of premiums and discounts changed to the interest method, which did not materially affect the Fund’s financial statements.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of the Fund are declared on each day the Trust is open for business and are distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

Distributions reflected as a tax basis return of capital in the accompanying Statements of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividends and distributions.

Foreign Currency. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses of the Fund are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Fund are allocated daily to each class of shares based on the relative net assets of each class.

Federal Income Taxes. The Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions. The Fund may enter into financing transactions consisting of the sale by the Fund of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction and the return earned by the Fund with the proceeds of a financing transaction may not exceed transaction costs.

Futures and Options. The Fund is authorized to enter into futures contracts and options. The Fund may use futures contracts and options to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option’s quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Forward Currency Transactions. The Fund is authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies. The Fund also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Swaps. The Fund is authorized to enter into interest rate, total return and currency exchange swap agreements in order to obtain a desired return at a lower cost than if the Fund had invested directly in the asset that yielded the desired return. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statements of Operations. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty. The Fund’s exposure to market risk in swap transaction (or credit risk in the case of credit default swaps) may exceed the unrealized appreciation/depreciation on the transaction which is reported in the Statements of Assets and Liabilities. Such exposure is a function of the underlying notional value of the swap transaction.

Short Sales. The Fund has entered into short sales transactions during the fiscal year. A short sale is a transaction of a decline in the market price of the securities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Stripped Mortgage-Backed Securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, the Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

Delayed Delivery Transactions. The Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Fund in the same manner as forward currency contracts discussed above.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive their principal until maturity.

Repurchase Agreements. The Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.

Reverse Repurchase Agreements. The Fund is authorized to enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. A reverse repurchase agreement involves the risk that the market value of the security sold by the Fund may decline below the repurchase price of the security.

Restricted Securities. The Fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company (PIMCO) is a wholly-owned subsidiary partnership of PIMCO Advisors L.P. and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate of 0.25% based on average daily net assets of the Fund.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives from the Fund a monthly administrative fee based on average daily net assets. The Administration Fee for the Administrative Class and Institutional Class is charged at the annual rate of 0.18%. The Administration Fee for the A, B and C Classes is charged at an annual rate of 0.40%. The Administration Fee for Class D is charged at the annual rate of 0.25%.

Distribution and Servicing Fees. PIMCO Funds Distributors LLC, (“PFD”), a wholly-owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisor L.P.), serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse, out of the Administrative Class assets of the Fund in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. The effective rate paid to PFD was 0.25% during current fiscal year.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C and D Classes of the Trust, the Trust compensates PFD or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C and D Classes. The Trust paid PFD distribution and servicing fees at an effective rate as set forth below (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Distribution Fee (%)	Servicing Fee (%)
Class A	—	0.25
Class B	0.75	0.25
Class C	0.75	0.25
Class D	—	0.25

PFD also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2002, PFD received $31,331,609 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above. Each unaffiliated Trustee receives an annual retainer of $60,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an annual retainer of $1,500. These expenses are allocated to the Funds of the Trust according to their respective net assets.

4. Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2002 were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
	Purchases	Sales	Purchases	Sales
Total Return Fund	$258,336,734	$258,138,487	$22,010,864	$14,051,151

5. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Total Return Fund
	Year Ended 03/31/2002 Shares	Amount	Year Ended 03/31/2001 Shares	Amount
Receipts for shares sold
Administrative Class	482,744	$5,123,488	272,618	$2,801,443
Other classes	1,703,178	18,053,389	1,327,867	13,545,066
Issued as reinvestment of distributions
Administrative Class	43,806	462,124	19,472	198,869
Other classes	251,617	2,653,654	162,134	1,652,165
Cost of shares redeemed
Administrative Class	(180,769)	(1,915,219)	(107,873)	(1,104,430)
Other classes	(1,231,500)	(13,059,802)	(799,860)	(8,141,623)
Net increase resulting from Fund share transactions	1,069,076	$11,317,634	874,358	$8,951,490

6. Federal Income Tax Matters

As of March 31, 2002, the components of distributable taxable earnings were as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Tax Appreciation/ (Depreciation) on Investments(1)	Net Tax Appreciation on Derivatives and Foreign Currency Denominated Assets/Liabilities(2)	Other Book-to-Tax Accounting Differences (3)	Net Capital Loss Carryovers(4)	Post-October Losses(5)
Total Return Fund	$235,699	$4,016	$(214,544)	$(68,421)	$0	$0	$(21,105)

(1)	Primary difference, if any, between net book appreciation/(depreciation) and net tax appreciation/(depreciation) is attributable to wash sale loss deferrals and unamortized premium on convertible bonds for federal income tax purposes.
(2)	Adjusted for accelerated recognition of unrealized gain/(loss) for certain options, futures, and foreign currency transactions.
(3)	Represents differences income tax regulations and financial accounting principles generally accepted in the United States of America, namely unamortized organizational costs.
(4)	Capital loss carryovers expire in varying amounts through March 31, 2010.
(5)	Represents capital losses realized during the period November 1, 2001 through March 31, 2002 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.

For the fiscal year ended March 31, 2002, the Fund made the following tax basis distributions (amounts in thousands):

	Ordinary Income Distributions(6)	Long-Term Capital Gains Distributions	Return of Capital
Total Return Fund	$3,363,115	$376,122	$0

(6)	Includes short-term capital gains

7. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

Total Return Fund Premium
Balance at 03/31/2001	$35,755
Sales	898,737
Closing Buys	(140,121)
Expirations	(436,524)
Exercised	(41,722)
Balance at 03/31/2002	$316,125

Statement of Assets and Liabilities

September 30, 2003 (Unaudited)

Amounts in thousands, except per share amounts
Assets:
Investments, at value	$81,617,381
Cash	43,890
Foreign currency, at value	169,233
Receivable for investments sold	1,033,250
Unrealized appreciation on forward foreign currency contracts	33,489
Receivable for Fund shares sold	239,283
Interest and dividends receivable	381,719
Variation margin receivable	154,815
Swap premiums paid	42,503
Unrealized appreciation on swap agreements	143,946

83,859,509

Liabilities:
Payable for investments purchased	$9,036,517
Unrealized depreciation on forward foreign currency contracts	14,268
Payable for short sale	427,092
Written options outstanding	128,762
Payable for Fund shares redeemed	456,924
Dividends payable	37,893
Accrued investment advisory fee	14,394
Accrued administration fee	12,898
Accrued distribution fee	6,343
Accrued servicing fee	3,100
Variation margin payable	745
Swap premiums received	12,249
Unrealized depreciation on swap agreements	33,450

10,184,635

Net Assets	$73,674,874

Net Assets Consist of:
Paid in capital	$71,049,825
Undistributed net investment income	665,391
Accumulated undistributed net realized (loss)	(131,724)
Net unrealized appreciation	2,091,382

$73,674,874

Net Assets:
Administrative Class	$15,993,300
Other Classes	57,681,574

Shares Issued and Outstanding:

Administrative Class	1,469,210
Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Administrative Class	$10.89

Cost of Investments Owned	$80,375,966

Cost of Foreign Currency Held	$162,618

Semi-Annual Report | 09.30.03 | See accompanying notes

Statement of Operations

Amounts in thousands
Six Months Ended September 30, 2003
(Unaudited)
Investment Income:
Interest, net of foreign taxes	$1,272,753
Dividends	11,416
Miscellaneous income	11,991

Total Income	1,296,160

Expenses:
Investment advisory fees	92,601
Administration fees	82,960
Distribution and/or servicing fees - Administrative Class	20,568
Distribution and/or servicing fees - Other Classes	42,731
Trustees’ fees	105
Miscellaneous expense	212

Total Expenses	239,177

Net Investment Income	1,056,983

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	120,789
Net realized (loss) on futures contracts, options, and swaps	(418,499)
Net realized (loss) on foreign currency transactions	(7,827)
Net change in unrealized appreciation on investments	174,747
Net change in unrealized appreciation on futures contracts, options, and swaps	826,213
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	19,380
Net Gain	714,803

Net Increase in Assets Resulting from Operations	$1,771,786

See accompanying notes | 09.30.03 | Semi-Annual Report

Statements of Changes in Net Assets

Amounts in thousands
		Six Months Ended September 30, 2003	Year Ended March 31, 2003
		(Unaudited)
Increase (Decrease) in Net Assets from:

Operations:
Net investment income		$1,056,983	$2,512,302
Net realized gain (loss)		(305,537)	3,027,093
Net change in unrealized appreciation		1,020,340	1,291,440

Net increase resulting from operations		1,771,786	6,830,835

Distributions to Shareholders:
From net investment income
Administrative Class		(256,893)	(493,233)
Other Classes		(912,471)	(2,101,575)
From net realized capital gains
Administrative Class		0	(438,635)
Other Classes		0	(1,710,410)

Total Distributions		(1,169,364)	(4,743,853)

Fund Share Transactions:
Receipts for shares sold
Administrative Class		3,241,769	9,059,856
Other Classes		10,672,229	25,400,756
Issued as reinvestment of distributions
Administrative Class		205,696	741,354
Other Classes		750,997	3,207,667
Cost of shares redeemed
Administrative Class		(3,693,136)	(2,966,362)
Other Classes		(10,787,394)	(18,060,988)
Net increase resulting from Fund share transactions		390,161	17,382,283

Total Increase in Net Assets		992,583	19,469,265

Net Assets:
Beginning of period		72,682,291	53,213,026

End of period	*	$73,674,874	$72,682,291

*Including undistributed net investment income of:		$665,391	$777,772

Semi-Annual Report | 09.30.03 | See accompanying notes

Financial Highlights

Administrative Class Shares

Selected Per Share Data for the Year or Period Ended:	09/30/2003 +	03/31/2003	03/31/2002	03/31/2001		03/31/2000		03/31/1999
Net asset value beginning of period	$10.79	$10.41	$10.52	$9.96		$10.36		$10.62
Net investment income (a)	0.15	0.41	0.51	0.64		0.61		0.61
Net realized/unrealized gain (loss) on investments (a)	0.12	0.75	0.20	0.56		(0.41)		0.16
Total income from investment operations	0.27	1.16	0.71	1.20		0.20		0.77
Dividends from net investment income	(0.17)	(0.43)	(0.52)	(0.64)		(0.60)		(0.61)
Distributions from net realized capital gains	0.00	(0.35)	(0.30)	0.00		0.00		(0.42)
Total distributions	(0.17)	(0.78)	(0.82)	(0.64)		(0.60)		(1.03)
Net asset value end of period	$10.89	$10.79	$10.41	$10.52		$9.96		$10.36
Total return	2.51%	11.48%	6.89%	12.52%		2.07%		7.33%
Net assets end of period (000s)	$15,993,300	$16,109,374	$8,900,453	$5,353,222		$3,233,785		$1,972,984
Ratio of net expenses to average net assets	0.68%*	0.68%	0.68%	0.74	% b	0.79	% b	0.68%
Ratio of net investment income to average net assets	2.51%*	3.86%	4.85%	6.31%		6.01%		5.52%
Portfolio turnover rate	140%	234%	445%	450%		223%		154%

+	Unaudited
*	Annualized
a	Per share amounts based on average number of shares outstanding during the period
b	Ratio of expenses to average net assets excluding interest expense 0.68%.

Notes to Financial Statements

September 30, 2003 (Unaudited)

1. Organization

The Total Return Fund (the “Fund”) is a series of the PIMCO Funds: Pacific Investment Management Series (the “Trust”) which was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. The Trust currently consists of 50 separate investment funds (the “Funds”). The Trust may offer up to eight classes of shares: Institutional, Administrative, Advisor, A, B, C, D and R. The Advisor class had not commenced operations as of September 30, 2003. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Administrative Class shares of the Fund. Certain detailed financial information for the Institutional, A, B, C, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily obtainable. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Certain fixed income securities purchases on a delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Funds may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the New York Stock Exchange. Fair valuation may be used if significant events occur after the close of the relevant markets and prior to the close of regular trading on the New York Stock Exchange that materially affect the values of such securities or financial instruments.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of the Fund, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses of the Fund are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Fund are allocated daily to each class of shares based on the relative net assets of each class.

Delayed Delivery Transactions. The Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Fund in the same matter as forward currency contracts discussed below.

Federal Income Taxes. The Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions. The Fund may enter into financing transactions consisting of the sale by the Fund of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income in the Statement of Operations. If the counterparty to whom the Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by the Fund with the proceeds of a financing transaction may not exceed transaction costs. The Fund will designate assets determined to be liquid by PIMCO or otherwise cover its obligations under financing transactions. As of September 30, 2003, there were no outstanding financing transactions.

Foreign Currency. The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Forward Currency Transactions. The Fund may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund’s securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. The Fund is authorized to enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund may be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Loan Agreements. The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Options Contracts. The Fund may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included in the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss.

Repurchase Agreements. The Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.

Restricted Securities. The Fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

Short Sales. The Fund has entered into short sales transactions during the fiscal year. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Stripped Mortgage-Backed Securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, the Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

Swap Agreements. The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of issuers (i.e., to reduce risk where the Fund owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Swaps are marked to market daily based upon quotations from market makers and vendors and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments are included as part of miscellaneous income on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (PIMCO) is a majority-owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets of the Fund. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’ average daily net assets. The Administration Fee for the Institutional and Administrative Classes is charged at the annual rate of 0.18%. The Administration Fee for the A, B and C Classes is charged at an annual rate of 0.40%. The Administration Fee for Class D is charged at the annual rate of 0.25%. The Administration Fee for Class R is charged at the annual rate 0.40%.

Distribution and Servicing Fees. PIMCO Advisors Distributors LLC (“PAD”), is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of the Fund in the amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to PAD was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2003.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates PAD or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid PAD distribution and servicing fees at an effective rate as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee (%)	Servicing Fee (%)
Class A
	—	0.25
Class B
	0.75	0.25
Class C
	0.75	0.25
Class D
	—	0.25
Class R
	0.25	0.25

PAD also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2003 PAD received $12,955,338 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each unaffiliated Trustee receives an annual retainer of $60,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets.

4. Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2003, were as follows (amounts in thousands):

U.S Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$80,252,111	$70,498,106	$3,612,353	$9,672,286

5. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

Premium
Balance at 03/31/2003	$144,065
Sales	153,828
Closing Buys	(134,616)
Expirations	(23,610)
Exercised	0

Balance at 09/30/2003	$139,667

6. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 09/30/2003		Year Ended 03/31/2003
	Shares	Amount	Shares	Amount
Receipts for shares sold
Administrative Class	298,066	$3,241,769	845,224	$9,059,856
Other Classes	983,836	10,672,229	2,371,280	25,400,756
Issued as reinvestment of distributions
Administrative Class	18,987	205,696	69,624	741,354
Other Classes	69,329	750,997	301,327	3,207,667
Cost of shares redeemed
Administrative Class	(340,602)	(3,693,136)	(276,795)	(2,966,362)
Other Classes	(996,568)	(10,787,394)	(1,685,645)	(18,060,988)

Net increase resulting from Fund share transactions	33,048	$390,161	1,625,015	$17,382,283

7. Federal Income Tax Matters

At September 30, 2003, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$1,743,310	$(501,895)	$1,241,415

Schedule of Investments

Total Return Fund

September 30, 2003 (Unaudited)

		Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 11.7%
Banking & Finance 5.8%
Air 2 U.S. Equipment Trust
8.027% due 10/01/2019		$21,058	$16,286
Allstate Life Funding LLC
1.410% due 07/26/2004	a	9,600	9,617
Amerco, Inc.
7.230% due 01/21/2027	b	1,250	1,134
7.135% due 10/15/2049		15,000	13,612
American Express Travel
5.625% due 01/22/2004		22,700	22,984
Aon Capital Trust A
8.205% due 01/01/2027		725	833
Aristar, Inc.
7.375% due 09/01/2004		20,000	21,092
Associates Corp. of North America
5.750% due 11/01/2003		5,425	5,445
5.800% due 04/20/2004		510	523
Banco Nacional de Comercio Exterior
7.250% due 02/02/2004		31,450	32,191
Bank of America Corp.
6.625% due 06/15/2004		40	42
6.125% due 07/15/2004		600	622
Bank One Corp.
1.410% due 05/07/2004	a	8,200	8,214
Bear Stearns Cos., Inc.
1.420% due 12/01/2003	a	127,900	127,977
6.625% due 01/15/2004		200	203
6.150% due 03/02/2004	a	300	306
8.750% due 03/15/2004		75	77
1.560% due 06/01/2004	a	12,665	12,708
1.355% due 09/16/2005	a	16,000	15,992
Caterpillar Financial Services Corp.
7.700% due 11/05/2003		600	604
Chase Manhattan Corp.
5.750% due 04/15/2004	a	150	153
CIT Group, Inc.
5.625% due 10/15/2003		250	250
7.500% due 11/14/2003		35	35
5.570% due 12/08/2003		1,000	1,008
5.500% due 02/15/2004		17,000	17,260
2.640% due 03/01/2004	a	25,000	25,143
5.625% due 05/17/2004		21,650	22,215
2.430% due 07/30/2004	a	10,000	10,097
2.610% due 01/31/2005	a	75	76
Citigroup, Inc.
5.800% due 03/15/2004		200	204
Credit Asset Receivable LLC
6.274% due 10/31/2003		1,827	1,834
Deutsche Telekom International Finance BV
8.250% due 06/15/2005		83,600	92,117
8.750% due 06/15/2030		210,740	268,279
Duke Capital Corp.
7.250% due 10/01/2004		9,000	9,402
Export-Import Bank Korea
6.500% due 11/15/2006		9,035	10,115
7.100% due 03/15/2007		31,900	35,799
Farmers Insurance
8.625% due 05/01/2024		275	281
First National Bank Chicago
8.080% due 01/05/2018		250	304
First Security Corp.
5.875% due 11/01/2003		9,325	9,359

Schedule of Investments

Total Return Fund

September 30, 2003 (Unaudited)

		Principal Amount (000s)	Value (000s)

Ford Motor Credit Co.
1.390% due 11/24/2003	a	47,000	46,990
1.630% due 01/05/2004		25,000	25,002
7.500% due 06/15/2004		100	103
6.700% due 07/16/2004		99,266	102,690
1.718% due 07/19/2004	a	5,800	5,780
8.250% due 02/23/2005		2,500	2,632
1.297% due 04/28/2005	a	5,000	4,910
1.560% due 07/07/2005		13,900	13,640
1.550% due 07/18/2005	a	10,990	10,800
7.600% due 08/01/2005		5,000	5,376
6.375% due 12/15/2005		100	105
6.500% due 01/25/2007		220	233
7.200% due 06/15/2007		25	27
5.800% due 01/12/2009	a	655	661
7.375% due 10/28/2009		200	213
7.875% due 06/15/2010		1,795	1,949
7.375% due 02/01/2011		1,285	1,354
7.250% due 10/25/2011		94,250	98,509
Gemstone Investors Ltd.
7.710% due 10/31/2004		118,150	117,264
General Motors Acceptance Corp.
6.625% due 10/20/2003		2,000	2,004
1.438% due 11/07/2003	a	20,000	19,999
5.750% due 11/10/2003		1,100	1,105
2.088% due 01/20/2004	a	391,435	391,761
6.380% due 01/30/2004		4,000	4,063
1.877% due 03/22/2004	a	82,500	82,632
1.360% due 04/05/2004	a	98,747	98,630
1.914% due 05/04/2004	a	3,000	3,003
1.836% due 05/10/2004	a	149,200	149,284
1.830% due 05/17/2004	a	94,700	94,753
1.390% due 05/28/2004	a	73,000	72,834
6.850% due 06/17/2004		1,200	1,241
1.540% due 07/20/2004	a	19,200	19,165
1.460% due 07/21/2004	a	36,000	35,905
1.510% due 07/30/2004	a	89,977	89,755
3.030% due 05/19/2005	a	82,825	83,884
7.500% due 07/15/2005		200	215
6.625% due 10/15/2005		100	107
6.650% due 11/17/2005		500	526
6.750% due 01/15/2006		565	605
6.125% due 02/01/2007		2,535	2,686
6.150% due 04/05/2007		150	159
8.950% due 07/02/2009		7,246	7,942
7.750% due 01/19/2010		445	490
7.250% due 03/02/2011		1,000	1,061
6.875% due 09/15/2011		1,905	1,980
7.000% due 02/01/2012		2,000	2,086
6.875% due 08/28/2012		104,300	108,090
7.430% due 12/01/2021		225	225
8.000% due 11/01/2031		65,225	67,188
General Motors Nova Scotia Finance
6.850% due 10/15/2008		19,240	20,725
Goldman Sachs Group L.P.
1.836% due 02/09/2009	a	10,000	10,120
Hartford Life, Inc.
6.900% due 06/15/2004		600	622
Hitachi Credit America
1.476% due 10/15/2003	a	11,500	11,501
Household Capital Trust III
1.450% due 06/26/2004	a	27,925	27,951
Household Finance Corp.
8.000% due 08/01/2004		225	237

Schedule of Investments

Total Return Fund

September 30, 2003 (Unaudited)

		Principal Amount (000s)	Value (000s)

Household International Netherlands BV
6.200% due 12/01/2003		12,820	12,917
HSBC Capital Funding LP
9.547% due 12/31/2049	a	76,400	98,034
10.176% due 12/31/2049	a	66,160	101,698
IMEXA Export Trust
10.625% due 05/31/2005		1,762	1,322
J.P. Morgan Chase & Co., Inc.
5.385% due 02/15/2012	a	600	629
Jenkins-Empire Associates
6.840% due 08/01/2008	n	1,805	1,874
KBC Bank Fund Trust III
9.860% due 11/02/2049	a	6,540	8,314
Korea Development Bank
6.625% due 11/21/2003		2,090	2,104
7.125% due 04/22/2004	a	320	330
6.750% due 12/01/2005		55	60
7.250% due 05/15/2006		50	56
LG&E Capital Corp.
6.205% due 05/01/2004		1,000	1,021
6.460% due 01/15/2008	a	3,000	3,230
Liberty Mutual Insurance
8.200% due 05/04/2007		14,510	15,539
Lion Connecticut Holdings
7.250% due 08/15/2023		50	56
Lloyds TSB Bank PLC
1.530% due 08/25/2010	a	3,000	3,008
MCN Investment Corp.
7.120% due 01/16/2004		3,750	3,770
Merrill Lynch & Co., Inc.
6.550% due 08/01/2004		2,400	2,502
Metropolitan Life Insurance Co.
6.300% due 11/01/2003		6,800	6,827
Morgan Stanley Group, Inc.
6.375% due 12/15/2003		150	152
5.625% due 01/20/2004		1,200	1,215
National Rural Utilities Cooperative Finance Corp.
2.110% due 04/26/2004	a	138,200	138,951
National Westminster Bank PLC
9.375% due 11/15/2003		200	202
Natexis Ambs Co.
8.440% due 12/29/2049		14,000	16,665
Nordbanken AB
8.950% due 11/29/2049		28,000	34,487
Osprey Trust
8.310% due 01/15/2049	b	76,155	10,662
Pacific Life Insurance Co.
7.900% due 12/30/2023		8,000	9,243
Parker Retirement Savings Plan
6.340% due 07/15/2008		538	594
Pemex Finance Ltd.
6.125% due 11/15/2003		1,733	1,742
Pemex Project Funding Master Trust
2.610% due 01/07/2005	a	152,300	153,922
7.875% due 02/01/2009		3,770	4,298
8.000% due 11/15/2011		100,500	114,067
7.375% due 12/15/2014		32,130	34,700
8.625% due 02/01/2022		58,900	65,968
Phoenix Quake Wind Ltd.
3.515% due 07/03/2008	a	73,200	73,198
4.565% due 07/03/2008	a	16,700	16,634
Popular North America, Inc.
6.625% due 01/15/2004		23,000	23,338
Premium Asset Trust
1.465% due 11/27/2004	a	48,900	49,040

Schedule of Investments

Total Return Fund

September 30, 2003 (Unaudited)

		Principal Amount (000s)	Value (000s)

1.410% due 10/06/2005	a	300	300
1.521% due 09/08/2007	a n	34,900	34,400
Prime Property Funding II
7.000% due 08/15/2004		110	115
Prudential Funding Corp.
6.625% due 04/01/2009		17,000	18,563
Qwest Capital Funding, Inc.
7.000% due 08/03/2009		15,500	13,911
7.250% due 02/15/2011		29,443	26,351
Reliance Group Holdings, Inc.
9.750% due 11/15/2003	b	10,000	275
9.000% due 11/15/2049	b	19,000	2,394
Residential Reinsurance Ltd.
6.130% due 06/01/2004	a	88,200	88,722
6.090% due 06/08/2006	a	17,800	17,822
Royal Bank of Scotland PLC
8.817% due 03/31/2049		45,400	49,824
9.118% due 03/31/2049	a	92,400	116,905
7.648% due 08/31/2049		195	237
Salomon Smith Barney Holdings, Inc.
1.460% due 01/22/2004	a	10,000	10,011
7.000% due 03/15/2004		100	103
Societe Generale Real Estate LLC
7.640% due 12/29/2049	a	23,000	26,295
Spieker Properties, Inc.
6.800% due 05/01/2004		1,100	1,130
Studio RE Ltd.
6.210% due 07/07/2006	a	15,600	15,678
Sun Life of Canada (U.S.)
8.526% due 05/29/2049		550	639
Transamerica Finance Corp.
7.500% due 03/15/2004		270	277
Trinom Ltd.
5.060% due 12/18/2004	a	48,700	49,001
U.S. Bancorp
6.500% due 06/15/2004		600	621
UBS Preferred Funding Trust I
8.622% due 10/29/2049	a	38,900	48,378
UFJ Finance Aruba AEC
6.750% due 07/15/2013		92,300	96,872
Verizon Wireless Capital LLC
1.487% due 12/17/2003	a	16,000	16,010
Wells Fargo Financial, Inc.
6.000% due 02/01/2004		50	51

			4,294,419

Industrials 2.8%
Akzo Nobel, Inc.
6.000% due 11/15/2003		32,000	32,182
Albertson’s, Inc.
6.550% due 08/01/2004		240	248
Allied Waste North America, Inc.
7.375% due 01/01/2004		20,425	20,680
Altria Group, Inc.
7.750% due 01/15/2027		28,000	29,319
America West Airlines, Inc.
6.870% due 01/02/2017	a	1,710	1,483
American Airlines, Inc.
9.850% due 06/15/2008		1,772	1,185
10.210% due 01/01/2010		12,500	7,747
10.610% due 03/04/2011		1,895	1,241
6.978% due 04/01/2011		34,923	34,679
9.780% due 11/26/2011		355	236
10.190% due 05/26/2016		3,661	2,396

Schedule of Investments

Total Return Fund

September 30, 2003 (Unaudited)

		Principal Amount (000s)	Value (000s)

AOL Time Warner, Inc.
7.700% due 05/01/2032		54,650	62,979
Campbell Soup Co.
4.750% due 10/01/2003	a	700	700
Canadian National Railway Co.
6.450% due 07/15/2006		550	607
Coastal Corp.
6.200% due 05/15/2004		3,000	3,000
6.500% due 05/15/2006		810	717
7.500% due 08/15/2006		9,075	8,122
6.375% due 02/01/2009		9,000	7,155
7.750% due 06/15/2010		15,500	12,942
9.625% due 05/15/2012		9,000	8,415
6.700% due 02/15/2027		400	338
7.420% due 02/15/2037		9,000	6,390
ConAgra Foods, Inc.
7.400% due 09/15/2004		3,400	3,578
Continental Airlines, Inc.
6.410% due 04/15/2007		262	230
6.954% due 08/02/2009		10,711	8,177
7.056% due 09/15/2009		40,409	40,448
7.487% due 10/02/2010		1,215	1,191
7.730% due 03/15/2011		2,059	1,455
6.503% due 06/15/2011		9,220	9,047
6.900% due 01/02/2018		1,348	1,271
6.820% due 05/01/2018		6,117	5,704
7.256% due 03/15/2020		25,467	25,086
7.707% due 04/02/2021		3,580	3,492
DaimlerChrysler North America Holding Corp.
1.614% due 08/02/2004	a	3,400	3,401
1.660% due 08/16/2004	a	56,100	56,031
6.900% due 09/01/2004		30	31
Delta Air Lines Equipment Trust
9.550% due 01/02/2008	c n	7,773	3,669
10.430% due 01/02/2011		3,755	2,919
10.140% due 08/14/2012		1,000	737
10.000% due 06/05/2013		10,828	7,986
10.060% due 01/02/2016		6,500	4,599
Delta Air Lines, Inc.
7.379% due 05/18/2010		9,179	9,159
7.570% due 05/18/2012		41,250	41,757
7.111% due 03/18/2013		60,000	58,848
9.200% due 09/23/2014		6,000	4,807
10.000% due 12/05/2014		5,000	3,587
10.500% due 04/30/2016		27,950	21,521
Dex Media East LLC
7.375% due 12/15/2012		2,000	1,645
Duty Free International, Inc.
7.000% due 01/15/2004	n	175	82
Eastman Chemical Co.
6.375% due 01/15/2004		17,650	17,872
EchoStar DBS Corp.
4.390% due 10/01/2008	a	500	512
El Paso Corp.
6.950% due 12/15/2007		10,100	8,888
6.750% due 05/15/2009		37,069	31,138
7.000% due 05/15/2011		19,500	16,185
7.875% due 06/15/2012		26,100	22,055
8.050% due 10/15/2030		13,500	10,294
7.800% due 08/01/2031		15,600	11,622
7.750% due 01/15/2032		112,280	83,649
Enron Corp.
8.000% due 08/15/2005	b	3,200	1,216
Federal Express Corp.
6.845% due 01/15/2019	a	764	847

Schedule of Investments

Total Return Fund

September 30, 2003 (Unaudited)

		Principal Amount (000s)	Value (000s)

Ford Capital BV
9.500% due 06/01/2010		200	227
Ford Motor Co.
7.250% due 10/01/2008		800	836
Fortune Brands, Inc.
8.500% due 10/01/2003		500	500
General Motors Corp.
6.250% due 05/01/2005		300	314
7.125% due 07/15/2013		2,900	3,047
8.250% due 07/15/2023		65,700	68,878
Harrahs Operating Co., Inc.
7.875% due 12/15/2005		9,000	9,765
HCA, Inc.
6.910% due 06/15/2005	a	9,500	10,034
HNA Holdings, Inc.
6.125% due 02/01/2004		200	203
International Game Technology
7.875% due 05/15/2004		14,500	15,021
Kerr-McGee Corp.
1.850% due 06/28/2004	a	42,550	42,415
Lyondell Chemical Co.
9.625% due 05/01/2007		1,500	1,433
Macmillan Bloedel Ltd.
7.700% due 02/15/2026		2,400	2,719
Mazda Manufacturing Corp.
10.500% due 07/01/2008	c n	1,490	1,655
Noble Affiliates, Inc.
8.950% due 12/15/2004		11,500	12,084
Norfolk Southern Corp.
7.875% due 02/15/2004		50	51
1.810% due 02/28/2005	a	500	502
Northern National Gas Co.
6.875% due 05/01/2005		8,250	8,862
Northwest Airlines, Inc.
8.970% due 01/02/2015	a	1,380	837
Petroleos Mexicanos
8.850% due 09/15/2007		1,800	2,112
9.375% due 12/02/2008		51,650	61,980
9.250% due 03/30/2018		2,000	2,355
9.500% due 09/15/2027		31,000	37,665
Philip Morris Cos., Inc.
8.250% due 10/15/2003		1,000	1,001
6.800% due 12/01/2003		76,050	76,421
7.000% due 07/15/2005		15,125	15,846
6.950% due 06/01/2006		9,540	10,057
7.200% due 02/01/2007		37,000	39,707
Qwest Corp.
5.650% due 11/01/2004		6,610	6,676
7.200% due 11/01/2004		8,550	8,828
5.625% due 11/15/2008		5,000	4,900
8.875% due 03/15/2012		110,025	122,678
7.500% due 06/15/2023		25,250	23,735
7.250% due 09/15/2025		17,100	15,647
7.200% due 11/10/2026		2,150	1,946
8.875% due 06/01/2031		10,223	10,734
6.875% due 09/15/2033		23,280	20,603
7.250% due 10/15/2035		5,000	4,475
Safeway, Inc.
6.850% due 09/15/2004		250	262
Scotia Pacific Co.
7.710% due 01/20/2014		230	130
Sonat, Inc.
6.750% due 10/01/2007		2,000	1,720
7.625% due 07/15/2011		25,120	20,850

Schedule of Investments

Total Return Fund

September 30, 2003 (Unaudited)

		Principal Amount (000s)	Value (000s)

Southern National Gas Co.
7.350% due 02/15/2031		200	185
SR Wind Ltd.
6.386% due 05/18/2005	a	12,000	12,057
6.886% due 05/18/2005	a	13,000	13,181
Systems 2001 Asset Trust
7.156% due 12/15/2011		28,201	31,167
TCI Communications, Inc.
8.650% due 09/15/2004		625	661
Tenet Healthcare Corp.
6.375% due 12/01/2011		40	39
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028		13,400	11,692
Texas Eastern Transmission Corp.
7.300% due 12/01/2010		250	290
Time Warner Entertainment Co.
10.150% due 05/01/2012		250	338
9.150% due 02/01/2023		475	603
Time Warner, Inc.
7.975% due 08/15/2004		18,032	18,939
9.125% due 01/15/2013		27,765	35,352
6.875% due 06/15/2018		140	156
Turner Broadcasting System, Inc.
7.400% due 02/01/2004		3,095	3,153
Tyco International Group S.A.
5.875% due 11/01/2004		23,675	24,385
UAL Equipment Trust
11.080% due 05/27/2006	b n	10,249	2,111
United Airlines, Inc.
1.360% due 03/02/2004	a	17,730	13,918
9.200% due 03/22/2008	b	3,380	1,029
6.201% due 09/01/2008		6,000	4,855
7.730% due 07/01/2010		5,000	3,906
7.186% due 04/01/2011	b	19,632	16,706
8.030% due 07/01/2011	b	465	71
6.932% due 09/01/2011	a	10,500	2,895
10.360% due 11/13/2012	b	7,000	2,783
6.071% due 03/01/2013		4,493	3,626
10.020% due 03/22/2014	b	11,925	3,550
10.850% due 07/05/2014	b	34,111	9,636
10.850% due 02/19/2015	b	3,000	848
10.125% due 03/22/2015	b	14,300	3,983
9.060% due 06/17/2015	b	6,000	2,364
9.210% due 01/21/2017	b	15,900	6,465
US Airways, Inc.
6.850% due 01/30/2018		132	123
Walt Disney Co.
5.125% due 12/15/2003		500	504
4.875% due 07/02/2004		10,000	10,243
Waste Management, Inc.
6.375% due 12/01/2003		11,900	11,983
8.000% due 04/30/2004		5,525	5,708
6.500% due 05/15/2004		94,000	96,722
Williams Cos., Inc.
6.500% due 08/01/2006		400	403
7.125% due 09/01/2011		5,000	4,963
8.125% due 03/15/2012		600	627
7.625% due 07/15/2019		32,170	30,079
7.875% due 09/01/2021		65,095	61,840
7.500% due 01/15/2031		15,000	13,425
7.750% due 06/15/2031		21,150	19,247
8.750% due 03/15/2032		137,430	136,399

			2,060,418

Schedule of Investments

Total Return Fund

September 30, 2003 (Unaudited)

		Principal Amount (000s)	Value (000s)

Utilities 3.1%
AEP Texas Central Co.
2.380% due 02/15/2005	a	48,200	48,249
Alabama Power Co.
5.350% due 11/15/2003		1,600	1,608
AT&T Corp.
6.000% due 03/15/2009		194	209
7.800% due 11/15/2011		84,300	97,616
8.500% due 11/15/2031		255,295	303,318
Bell Atlantic Maryland, Inc.
8.000% due 10/15/2029		1,125	1,391
British Telecom PLC
2.435% due 12/15/2003	a	225,960	226,447
7.000% due 05/23/2007		25,000	28,188
Carolina Power & Light, Inc.
7.875% due 04/15/2004		6,000	6,206
Centerior Energy Corp.
7.670% due 07/01/2004		2,500	2,603
Cleveland Electric Illuminating Co.
9.500% due 05/15/2005		35,000	35,219
DTE Energy Co.
7.110% due 11/15/2038	a	94,750	95,060
Dynegy Holdings, Inc.
8.750% due 02/15/2012		98,850	90,942
Edison International, Inc.
6.875% due 09/15/2004		350	358
El Paso Electric Co.
9.400% due 05/01/2011		7,455	8,797
El Paso Natural Gas Co.
8.375% due 06/15/2032		21,570	19,467
Entergy Gulf States, Inc.
8.250% due 04/01/2004		3,000	3,097
France Telecom S.A.
8.450% due 03/01/2006	a	34,060	38,561
9.250% due 03/01/2011		57,760	70,674
9.750% due 03/01/2031		175,270	234,818
Hydro - Quebec
1.312% due 09/29/2049	a	5,600	4,900
Korea Electric Power Corp.
6.375% due 12/01/2003		220	222
Nevada Power Co.
6.200% due 04/15/2004	a	15,000	15,000
New York Telephone Co.
6.250% due 02/15/2004		150	153
Niagara Mohawk Power Corp.
5.375% due 10/01/2004		175	181
NRG Energy, Inc.
8.000% due 11/01/2003	b	6,000	2,940
NRG Northeast Generating LLC
8.065% due 12/15/2004	b	198	197
Orange PLC
8.750% due 06/01/2006		360	418
Pacific Bell
7.000% due 07/15/2004		50	52
Pacific Gas & Electric Co.
5.875% due 10/01/2005		100	101
7.250% due 08/01/2026		10,000	10,425
7.958% due 10/31/2049	a	33,700	34,121
Progress Energy, Inc.
6.550% due 03/01/2004		12,400	12,651
Sprint Capital Corp.
5.700% due 11/15/2003		41,030	41,167
7.900% due 03/15/2005		24,000	25,933
7.125% due 01/30/2006		5,140	5,648
6.000% due 01/15/2007		141,170	152,055

Schedule of Investments

Total Return Fund

September 30, 2003 (Unaudited)

		Principal Amount (000s)	Value (000s)

6.125% due 11/15/2008		17,610	19,036
6.375% due 05/01/2009		5,000	5,444
7.625% due 01/30/2011		84,308	95,198
8.375% due 03/15/2012		117,498	138,858
6.900% due 05/01/2019		51,460	52,909
6.875% due 11/15/2028		83,275	81,495
8.750% due 03/15/2032		145,535	173,537
Telekomunikacja Polska S.A.
7.125% due 12/10/2003		13,000	13,050
Toledo Edison Co.
7.875% due 08/01/2004		500	525
TXU Corp.
8.250% due 04/01/2004		2,000	2,064
7.000% due 03/15/2013		16,600	18,083
TXU Eastern Funding Co.
6.450% due 05/15/2005	b	15,270	1,871
U.S. West Communications, Inc.
6.000% due 08/01/2007		2,070	2,044
United Telecom, Inc.
6.890% due 07/01/2008	c	700	768
United Telephone Company of the Northwest
6.890% due 07/01/2008	c n	2,760	3,013
Verizon North, Inc.
5.634% due 01/01/2021		3,000	2,876
5.604% due 01/01/2022		3,000	3,000
Wilmington Trust Co.
10.500% due 01/02/2007	c n	5,307	2,566
10.570% due 01/02/2007	c n	11,640	5,685
10.500% due 07/01/2008	c	322	363
Wilmington Trust Co. - Tucson Electric
10.370% due 01/02/2007	c n	6,458	3,062
WorldCom, Inc. - WorldCom Group
7.875% due 05/15/2003	b	3,700	1,230
6.250% due 08/15/2003	b	7,500	2,494
6.400% due 08/15/2005	b	12,100	4,023
7.375% due 01/15/2006	b	46,800	15,561
7.750% due 04/01/2007	b	2,000	665
8.250% due 05/15/2010	b	11,500	3,824
7.375% due 01/15/2011	b	21,150	7,032

			2,279,268

Total Corporate Bonds & Notes (Cost $8,417,028)			8,634,105

MUNICIPAL BONDS & NOTES 1.7%
Alabama 0.1%
Alabama State General Obligation Bonds, Series 2001
7.960% due 09/01/2021		13,228	13,788
Birmingham, Alabama General Obligation Bonds, (AMBAC Insured), Series 2002
5.000% due 12/01/2027		15,000	15,331
5.000% due 12/01/2032		10,000	10,198

			39,317

California 0.4%
California Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 10/01/2033		14,200	14,339
California State Department of Water Resources Center Valley Project Revenue Bonds, Series 2000
8.990% due 12/01/2029	a	2,500	2,529
California State Revenue Anticipation Notes, Series 2003
2.000% due 06/16/2004		22,500	22,581
California State Tobacco Securitization Corp. Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033		179,010	155,347

Schedule of Investments

Total Return Fund

September 30, 2003 (Unaudited)

		Principal Amount (000s)	Value (000s)
Contra Costa Water District Revenue Bonds, (FSA Insured), Series 2002
5.000% due 10/01/2032		4,235	4,275

Golden State Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.000% due 06/01/2021		4,100	4,029
6.750% due 06/01/2039		8,050	7,211
7.875% due 06/01/2042		5,000	5,058

La Quinta, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2001
5.100% due 09/01/2031		7,645	7,788

Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 01/01/2028		7,300	7,406

Madera Unified School District General Obligation Bonds, (FSA Insured), Series 2003
5.000% due 08/01/2028		2,260	2,287

Metropolitan Water District of Southern California Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 10/01/2036		5,500	5,552

Orange County, California Water District Certificates of Participation, (MBIA Insured), Series 2003
5.000% due 08/15/2028		10,000	10,132

Sacramento, California Financing Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 12/01/2027		2,950	2,992

San Francisco, California City & County Public Utilities Commission Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 11/01/2032		11,600	11,709

University of California Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 05/15/2033		5,000	5,049

			268,284

Colorado 0.0%
Colorado Springs, Colorado Utilities Revenue Bonds, Series 2002
5.000% due 11/15/2030		10,000	10,138

El Paso County Certificates of Participation, (AMBAC Insured), Series 2002
5.000% due 12/01/2023		2,000	2,074
5.000% due 12/01/2027		2,820	2,893

			15,105

Florida 0.1%
Florida State Board of Education General Obligation Bonds, Series 2003
5.000% due 06/01/2033		9,000	9,133

Florida State Board of Education General Obligation Bonds, (FSA Insured), Series 2002
5.000% due 06/01/2027		6,450	6,568

Florida State Board of Education General Obligation Bonds, Series 2003-B
5.000% due 06/01/2033	d	10,000	10,148

Miami-Dade County School Board Certificates of Participation, (FGIC Insured), Series 2003
5.000% due 08/01/2029		30,525	30,973

Tampa, Florida Water & Sewer System Revenue Bonds, Series 2001
5.000% due 10/01/2026		5,000	5,087

			61,909

Illinois 0.2%
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1999
0.000% due 12/01/2028		21,000	5,482

Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 01/01/2027		1,000	1,018
5.000% due 01/01/2034		18,375	18,632

Schedule of Investments

Total Return Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)
Chicago, Illinois Housing Authority Revenue Bonds, Series 2001
5.375% due 07/01/2016	700	757

Chicago, Illinois Motor Fuel Tax Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 01/01/2033	13,000	13,189
5.250% due 01/01/2028	3,000	3,135

Illinois Development Finance Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 02/01/2033	20,775	21,067

Illinois Educational Facilities Authority Revenue Bonds, Series 2001
5.250% due 07/01/2041	5,000	5,091

Illinois Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	2,300	2,310

Illinois State General Obligation Bonds, (MBIA Insured), Series 2002
4.750% due 10/01/2027	25,795	25,253

Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	29,075	27,059

Metropolitan Pier & Exposition Authority Ill Dedicated State Tax Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 12/15/2028	5,000	5,084

Metropolitan Pier & Exposition Authority Revenue Bonds, (MBIA Insured), Series 2002
5.250% due 06/15/2042	9,000	9,282

State of Illinois General Obligation Bonds, (FGIC Insured), Series 2002
5.125% due 02/01/2020	1,000	1,058

State of Illinois General Obligation Bonds, (FSA Insured), Series 2002
5.100% due 04/01/2017	1,300	1,399

University of Illinois Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 04/01/2030	5,000	5,069

		144,885

Indiana 0.0%
Indianapolis, Indiana Local Public Improvement Tax Allocation Bonds, (MBIA Insured), Series 2002
5.000% due 02/01/2029	5,000	5,097

IPS Multi-School Building Corp. Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 07/15/2027	13,250	13,537

Purdue University, Indiana Revenue Bonds, Series 2003
5.000% due 07/01/2029	3,500	3,532

Valparaiso Middle Schools Building Corp. Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 07/15/2024	3,500	3,586

		25,752

Iowa 0.0%
University of Iowa Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2002
4.750% due 06/01/2028	5,120	5,090

Kansas 0.0%
Johnson County Unified School District General Obligation Bonds, Series 2001
5.000% due 10/01/2010	5,000	5,654

Massachusetts 0.2%
Commonwealth of Massachusetts General Obligation Bonds (FSA Insured), Series 2002
5.500% due 11/01/2011	29,310	33,849
Massachusetts State Water Reserve Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2032	63,000	63,578

Schedule of Investments

Total Return Fund

September 30, 2003 (Unaudited)

		Principal Amount (000s)	Value (000s)
Southbridge Associations Corp. Massachusetts Revenue Bonds, (MBIA-Insured), Series 2000
7.590% due 02/01/2022		31,105	37,098

			134,525

Michigan 0.1%
Allen Park, Michigan Public School District General Obligation Bonds, (Q-SBLF Insured), Series 2003
5.000% due 05/01/2033		8,430	8,513

Detroit City School District General Obligation Bonds, (FGID Q-SBLF Insured), Series 2003
5.000% due 05/01/2033		15,000	15,159

Detroit, Michigan School District General Obligation Bonds, (FGIC Insured), Series 1998
4.750% due 05/01/2028		6,500	6,389

Detroit, Michigan Water Supply System Revenue Bonds, (MBIA Insured), Series 2003-A
5.000% due 07/01/2034		5,750	5,785

Grosse Pointe, Michigan Public School System General Obligation Bonds, Series 2002
4.875% due 05/01/2027		10,910	10,974

Michigan State Building Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 10/15/2026		8,500	8,630

West Ottawa, Michigan Public School District General Obligation Bonds, (Q-SBLF Insured), Series 2002
5.000% due 05/01/2032		6,775	6,883

			62,333

Minnesota 0.0%
State of Minnesota General Obligation Bonds, Series 2003
5.000% due 08/01/2010		100	113

Montana 0.0%
Forsyth, Montana Pollution Control Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 03/01/2031		7,500	7,591

Nebraska 0.0%
Nebraska American Public Energy Agency Revenue Bonds, (AMBAC Insured), Series 2000
7.780% due 12/01/2012		2,374	2,881

Nebraska Public Power District Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 01/01/2035		11,500	11,623

			14,504

Nevada 0.0%
Clark County, Nevada General Obligation Bonds, (FGIC Insured), Series 2001
5.000% due 06/01/2031		13,480	13,599

Las Vegas Valley Water District Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 06/01/2027		100	101

			13,700

New Jersey 0.2%
Mercer County, New Jersey Improvement Authority Revenue Bonds, Series 1978
5.800% due 01/01/2018		50	57

Mercer County, New Jersey Improvement Authority Revenue Bonds, Series 2000
10.640% due 01/01/2018	a	2,875	3,734

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2003
5.000% due 06/15/2010		9,500	10,627

New Jersey Tobacco Settlement Funding Corp. Revenue Bonds, Series 2003
6.375% due 06/01/2032		111,800	100,662

Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2042		5,000	4,083

Schedule of Investments

Total Return Fund

September 30, 2003 (Unaudited)

		Principal Amount (000s)	Value (000s)
Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.125% due 06/01/2024		12,500	11,505

			130,668

New Mexico 0.0%
University of New Mexico Revenue Bonds, Series 2002
5.000% due 06/01/2032		5,000	5,024

New York 0.1%
Long Island College Hospital Revenue Bonds, (FHA Insured), Series 2000
8.900% due 08/15/2030		27,700	32,043

Metropolitan Transportation Authority Revenue Bonds, (FGIC Insured), Series 2001
5.000% due 11/15/2031		2,600	2,627

New York City, New York Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 2003-E
5.000% due 06/15/2034		20,420	20,575

New York City, New York Municipal Water Finance Authority Revenue Bonds, (FSA-CR Insured), Series 2002
5.125% due 06/15/2034		3,500	3,570

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2002
5.000% due 06/15/2029		5,800	5,853

New York City, New York Transitional Financial Authority Revenue Bonds, Series 2000
10.020% due 11/01/2024	a	500	585

New York State Dormitory Authority Revenue Bonds, Series 2003
5.000% due 03/15/2027		50	50
5.000% due 03/15/2032		5,955	5,995

New York State Triborough Bridge and Tunnels Authority Revenue Bonds, Series 2002
5.000% due 11/15/2032		19,315	19,469

New York State Urban Development Corp. Revenue Bonds, (FSA Insured), Series 1994
6.500% due 01/01/2010		100	121

New York, New York General Obligation Bonds, (FGIC Insured), Series 1998
5.250% due 08/01/2010		4,000	4,490

			95,378

North Carolina 0.0%
Durham County, North Carolina General Obligation Revenue Bonds, Series 2002
8.710% due 04/01/2021	a	2,733	3,071

Ohio 0.0%
Ohio State Higher Education Facilities Revenue Bonds, Series 2003
5.000% due 10/01/2033		6,250	6,304

Pennsylvania 0.0%
Lower Merion, Pennsylvania School District General Obligation Bonds, Series 2003
5.000% due 05/15/2029		11,975	12,213

South Carolina 0.0%
South Carolina State Public Services Authority Revenue Bonds, (AMBAC Insured), Series 2003
4.750% due 01/01/2032		12,315	12,107

South Carolina State Public Services Authority Revenue Bonds, (FSA Insured), Series 2002
5.125% due 01/01/2032		17,000	17,360

			29,467

Texas 0.2%
Austin, Texas Water & Wastewater Utilities Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 11/15/2028		3,875	3,913
County of Montgomery, Texas General Obligation Bonds, (AMBAC Insured), Series 2003
5.000% due 03/01/2026		16,000	16,215

Schedule of Investments

Total Return Fund

September 30, 2003 (Unaudited)

		Principal Amount (000s)	Value (000s)

Dallas Area Rapid Transit Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 12/01/2026		2,540	2,565

Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 2002
5.000% due 12/01/2030		5,000	5,036

Killeen, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
4.750% due 02/15/2028		12,000	11,846

Mesquite, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.000% due 08/15/2028		1,800	1,820

Northwest, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.000% due 08/15/2028		100	101

Pflugerville, Texas General Obligation Bonds, (AMBAC Insured), Series 2003
5.000% due 08/01/2027		2,915	2,953
5.000% due 08/01/2033		5,000	5,046

San Antonio, Texas Water Revenue Bonds, (FSA Insured), Series 2002
5.000% due 05/15/2032		5,000	5,031

University of Texas Revenue Bonds, Series 2003
5.000% due 08/15/2028		20,300	20,583
5.000% due 08/15/2033		45,100	45,342

Wylie, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2003
5.000% due 08/15/2030		5,575	5,643

			126,094

Utah 0.0%
Utah Transit Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 06/15/2032		4,000	4,041

Washington 0.1%
Seattle, Washington Water System Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 09/01/2033		12,660	12,748

Tacoma, Washington Water Supply System Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 12/01/2032		7,550	7,599

Tobacco Settlement Authority of Washington Revenue Bonds, Series 2002
6.625% due 06/01/2032		100	88

Washington Energy Northwest Revenue Bonds, Series 2003
5.500% due 07/01/2015		29,800	33,835

Washington State General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 07/01/2027		10,000	10,117

			64,387

Wisconsin 0.0%
Wisconsin State Clean Water Revenue Bonds, Series 2002
9.170% due 06/01/2023	a	7,993	9,036

Total Municipal Bonds & Notes (Cost $1,297,011)			1,284,445

U.S. GOVERNMENT AGENCIES 0.6%
Fannie Mae
1.875% due 12/15/2004		720	725
2.375% due 04/13/2006		50	50
5.000% due 01/20/2007		150	152
5.250% due 03/22/2007		74,873	76,352
6.500% due 12/19/2007		1,000	1,013
6.250% due 02/17/2011		4,475	4,550
6.500% due 12/19/2007		1,000	1,013
6.250% due 02/17/2011		4,475	4,550

Schedule of Investments

Total Return Fund

September 30, 2003 (Unaudited)

		Principal Amount (000s)	Value (000s)
Federal Home Loan Bank
3.625% due 10/15/2004		230	236
3.250% due 08/15/2005		200	206
Freddie Mac
2.150% due 01/21/2005		55	55
4.050% due 06/21/2005		435	444
2.500% due 07/28/2005		35	35
9.000% due 09/15/2008		37	38
Small Business Administration
8.017% due 02/10/2010		76,127	86,398
7.449% due 08/01/2010		92,840	103,556
6.640% due 02/01/2011		18,782	20,389
6.344% due 08/10/2011		5,277	5,660
6.030% due 02/01/2012		34,127	36,074
4.524% due 02/10/2013		32,846	32,316
7.700% due 07/01/2016		452	510
6.950% due 11/01/2016		3,096	3,434
6.700% due 12/01/2016		11,290	12,449
7.150% due 03/01/2017		4,941	5,523
7.500% due 04/01/2017		3,468	3,907
7.190% due 12/01/2019		390	441
7.630% due 06/01/2020		17,912	20,543
6.900% due 12/01/2020		8,582	9,614
5.340% due 11/01/2021		14,731	15,520

Total U.S. Government Agencies (Cost $413,008)			440,190

U.S. TREASURY OBLIGATIONS 9.7%
Treasury Inflation Protected Securities (f)
3.375% due 01/15/2007		298,179	328,090
3.625% due 01/15/2008		217,529	244,142
3.875% due 01/15/2009		1,611,747	1,841,674
4.250% due 01/15/2010		612,074	718,613
3.500% due 01/15/2011		918,506	1,039,635
3.375% due 01/15/2012		321,722	362,138
3.000% due 07/15/2012		1,316,111	1,441,965
1.875% due 07/15/2013		280,250	278,849
3.625% due 04/15/2028		87,876	105,919
3.875% due 04/15/2029		641,489	808,177
3.375% due 04/15/2032		321	385
U.S. Treasury Strip
0.000% due 11/15/2003		75	75
U.S. Treasury Notes
3.250% due 12/31/2003		100	101
5.875% due 02/15/2004		300	305
5.250% due 05/15/2004		270	277

Total U.S. Treasury Obligations (Cost $6,987,114)			7,170,345

MORTGAGE-BACKED SECURITIES 40.7%
Collateralized Mortgage Obligations 10.7%
ABN AMRO Mortgage Corp.
6.500% due 06/25/2029	a	4,117	4,166
American Southwest Financial Securities Corp.
7.248% due 11/25/2038	a	45,608	49,715
Amresco Commercial Mortgage Funding I
7.180% due 06/17/2029		240	250
Aurora Loan Services
1.810% due 05/25/2030	a	2,920	2,899
Bank of America Mortgage Securities, Inc.
6.250% due 07/25/2014		6,522	6,523
6.250% due 08/25/2028		12,084	12,259

Schedule of Investments

Total Return Fund

September 30, 2003 (Unaudited)

		Principal Amount (000s)	Value (000s)
6.500% due 05/25/2029	a	19,417	19,412
6.178% due 07/25/2031	a	117	117
6.346% due 07/25/2032	a	31,326	32,068
5.796% due 10/20/2032	a	708	724
Bear Stearns Adjustable Rate Mortgage Trust
4.238% due 11/25/2030	a	45,585	46,248
6.747% due 02/25/2031	a	1,936	1,968
6.859% due 02/25/2031	a	1,923	1,951
6.745% due 06/25/2031	a	7,920	8,115
6.688% due 09/25/2031	a	21	21
6.611% due 11/25/2031	a	4,230	4,261
6.755% due 11/25/2031	a	3,236	3,252
6.003% due 12/25/2031	a	13,426	13,398
6.067% due 12/25/2031	a	23,383	23,450
6.129% due 12/25/2031	a	36,992	37,101
6.156% due 12/25/2031	a n	121	121
6.141% due 01/25/2032	a	51,238	51,153
6.317% due 02/25/2032	a	11,716	11,751
6.023% due 06/25/2032	a	107	109
6.137% due 08/25/2032	a	14,061	14,332
5.372% due 10/25/2032	a	36,153	37,282
5.681% due 01/25/2033	a	60,635	60,974
5.415% due 03/25/2033	a	54,204	55,898
5.468% due 03/25/2033	a	75,250	76,796
Bear Stearns Commercial Mortgage Securities, Inc.
5.910% due 05/14/2008		94	102
5.060% due 12/15/2010		31,067	33,018
7.000% due 02/25/2028	a	516	516
6.750% due 04/30/2030		49	48
7.000% due 05/20/2030	a	50,230	57,393
Bear Stearns Mortgage Securities, Inc.
4.751% due 06/25/2030	a	2,334	2,257
Capco America Securitization Corp.
5.860% due 12/15/2007		30	32
Cendant Mortgage Corp.
6.417% due 11/18/2028	a	4,361	4,390
1.760% due 08/25/2030	a	198	199
Chase Commercial Mortgage Securities Corp.
7.600% due 12/18/2005		29	29
Chase Mortgage Finance Corp.
6.750% due 03/25/2025	a	7,946	7,944
6.750% due 10/25/2028		15,172	15,169
6.500% due 02/25/2029		12,432	12,572
6.068% due 12/25/2029	a	2,695	2,714
6.221% due 12/25/2029	a	25,459	25,770
Chemical Mortgage Securities, Inc.
7.250% due 01/25/2026		222	222
Citicorp Mortgage Securities, Inc.
6.250% due 04/25/2024		9,080	9,150
6.250% due 08/25/2024		75	76
7.250% due 10/25/2027		1,342	1,341
6.750% due 09/25/2028		3,496	3,527
6.500% due 10/25/2028		11,093	11,153
7.000% due 09/25/2030		1,263	1,262
7.000% due 02/25/2031		2,998	2,998
6.500% due 03/25/2031		2,795	2,802
7.000% due 03/25/2031		8,520	8,628
6.000% due 06/25/2032		4,801	4,848
CMC Securities Corp.
7.250% due 11/25/2027		411	410
6.750% due 05/25/2028		684	687
Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021		2,178	2,181
Collateralized Mortgage Securities Corp.
8.750% due 04/20/2019		134	135
8.800% due 04/20/2019		106	107

Schedule of Investments

Total Return Fund

September 30, 2003 (Unaudited)

		Principal Amount (000s)	Value (000s)
COMM Mortgage Trust
6.145% due 02/15/2008		8,419	8,989
Commercial Mortgage Acceptance Corp.
7.030% due 05/15/2009		75	87
Commercial Mortgage Asset Trust
6.975% due 04/17/2013		145	170
Countrywide Alternative Loan Trust
6.000% due 10/25/2032		44,805	46,513
Countrywide Funding Corp.
6.625% due 02/25/2024		110	110
6.750% due 03/25/2024		9,551	9,572
Countrywide Home Loans, Inc.
6.250% due 08/25/2014	a	2,597	2,626
6.750% due 11/25/2028		1,874	1,873
6.500% due 01/25/2029		16,573	16,637
6.500% due 03/25/2029	a	14,039	14,036
6.015% due 07/19/2031	a	1,157	1,174
6.025% due 03/19/2032		6,771	6,971
5.345% due 09/19/2032	a	4,406	4,512
Credit-Based Asset Servicing & Securitization LLC
1.490% due 10/25/2028	a	3,824	3,832
1.520% due 09/25/2029	a	379	379
1.430% due 02/25/2030	a	14,400	14,355
1.450% due 01/25/2032	a	25,371	25,404
Crusade Global Trust
1.620% due 02/15/2030	a	25,730	25,768
CS First Boston Mortgage Securities Corp.
6.750% due 01/15/2008		3,575	3,575
7.290% due 09/15/2009		335	391
6.000% due 02/25/2017		5,964	6,092
6.000% due 06/25/2017		4,166	4,234
6.750% due 12/27/2028		15,514	16,115
7.500% due 03/25/2031		9,907	10,094
1.710% due 06/25/2031	a	9,274	9,314
1.660% due 11/25/2031	a	736	738
6.168% due 12/25/2031		16,946	17,258
1.510% due 02/25/2032	a	6,732	6,814
1.117% due 03/25/2032	a	7,230	7,039
1.271% due 03/25/2032	a	1,194	1,186
6.248% due 04/25/2032	a	27,607	28,427
1.500% due 05/25/2032	a	52,079	52,124
6.000% due 07/25/2032		2,336	2,348
5.500% due 09/25/2032		7,423	7,491
7.500% due 12/25/2032		124	132
6.000% due 01/25/2033		15,010	15,116
DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032		515	603
DLJ Mortgage Acceptance Corp.
7.580% due 02/12/2006	a	713	719
3.843% due 08/01/2021	a c n	2,263	2,261
8.000% due 03/25/2022		51	51
4.157% due 12/25/2022	a	388	388
6.405% due 03/25/2023	a	59	59
5.269% due 03/25/2024	a	53	53
4.360% due 05/25/2024	a	29	29
6.648% due 10/25/2024	a	151	152
1.610% due 06/25/2026	a	422	424
6.850% due 12/17/2027		34	34
Drexel Burnham Lambert CMO Trust
9.500% due 11/20/2017		190	192
Fannie Mae
7.000% due 05/25/2006		66	69

Schedule of Investments

Total Return Fund

September 30, 2003 (Unaudited)

		Principal Amount (000s)	Value (000s)
6.500% due 08/25/2007		598	602
6.740% due 08/25/2007		425	479
6.270% due 09/25/2007		3,000	3,327
7.000% due 10/25/2007		81	84
6.500% due 12/25/2007		1,870	1,898
6.250% due 01/25/2008		46,880	51,471
6.500% due 05/25/2008		219	228
15.112% due 09/25/2008	a	1,100	1,262
4.000% due 02/25/2009		28	28
6.000% due 02/25/2009		942	1,000
6.500% due 02/25/2009		13	14
6.500% due 03/25/2009		44	47
3.000% due 08/25/2009		65,266	66,332
5.000% due 01/25/2012		78	79
6.370% due 02/25/2013		28,500	31,940
6.500% due 04/25/2013		75	78
5.500% due 11/25/2013		175	177
8.000% due 12/25/2016	a	62	68
1.600% due 03/25/2017		1,634	1,645
11.000% due 11/25/2017		490	577
9.250% due 04/25/2018		60	68
9.300% due 05/25/2018		243	266
1.612% due 06/25/2018	a	1	1
9.500% due 06/25/2018		185	210
9.500% due 02/25/2019		537	609
9.500% due 06/25/2019		513	583
9.300% due 08/25/2019	a	22	25
9.000% due 11/25/2019		462	520
7.500% due 12/25/2019		6,638	7,284
9.000% due 12/25/2019		1,876	2,112
7.000% due 03/25/2020		364	394
9.500% due 03/25/2020		661	751
7.500% due 05/25/2020		771	844
9.000% due 05/25/2020		257	279
6.000% due 07/25/2020		32	32
9.000% due 09/25/2020		961	1,083
8.000% due 12/25/2020		1,934	1,942
8.750% due 01/25/2021		962	1,079
9.000% due 01/25/2021		1,703	1,917
9.000% due 03/25/2021		167	189
6.500% due 06/25/2021		2,122	2,239
8.000% due 07/25/2021		4,037	4,457
8.500% due 09/25/2021		1,408	1,571
7.000% due 10/25/2021		2,889	3,129
7.750% due 01/25/2022		6,913	7,605
6.250% due 03/25/2022		1,432	1,442
7.000% due 04/25/2022		11,258	11,883
7.375% due 05/25/2022		5,388	5,786
7.500% due 05/25/2022		837	894
7.000% due 06/25/2022		420	451
8.000% due 06/25/2022		3,400	3,774
7.000% due 07/25/2022		2,035	2,211
7.500% due 07/25/2022		400	437
8.000% due 07/25/2022		22,162	24,447
6.500% due 10/25/2022		3,042	3,140
7.800% due 10/25/2022		1,023	1,129
6.500% due 03/25/2023		530	539
7.000% due 03/25/2023		4,736	4,761
6.900% due 05/25/2023		194	204
7.000% due 06/25/2023		905	1,000
6.000% due 08/25/2023		15,533	16,371
7.400% due 09/25/2023		41	41
6.500% due 10/25/2023		10,404	10,601
6.750% due 10/25/2023		727	798

Schedule of Investments

Total Return Fund

September 30, 2003 (Unaudited)

		Principal Amount (000s)	Value (000s)
6.500% due 12/25/2023		187	195
5.000% due 01/25/2024		203	212
6.500% due 02/25/2024	a	5,150	5,654
6.000% due 06/25/2024		101	101
6.500% due 08/17/2024		17,000	18,562
4.750% due 01/25/2025		48	48
6.000% due 01/25/2025		61	61
1.450% due 02/25/2025	a	950	951
7.500% due 11/17/2025	a	289	305
6.500% due 05/25/2026		17	17
7.000% due 12/18/2026		16,308	17,421
6.000% due 12/25/2026		170	175
8.500% due 02/17/2027		1,283	1,392
6.000% due 03/25/2027		320	327
5.000% due 04/18/2027		271	277
6.000% due 05/17/2027		5,470	5,894
6.250% due 05/25/2027		1,808	1,810
7.000% due 06/18/2027		684	761
6.500% due 07/18/2027		209	219
7.500% due 08/20/2027		2,022	2,173
5.750% due 12/20/2027		7,235	7,493
7.000% due 12/20/2027		19,924	21,219
6.000% due 02/25/2028		200	210
1.510% due 04/18/2028	a	874	877
6.500% due 06/25/2028		4,425	4,610
6.000% due 07/18/2028		10,298	10,718
6.500% due 07/18/2028		67,412	71,232
9.379% due 09/25/2028	a	4,538	5,041
6.500% due 10/25/2028		23,212	24,300
6.000% due 12/25/2028		66	67
6.000% due 01/25/2029		13,019	13,202
6.000% due 02/25/2029		11,827	11,961
6.250% due 02/25/2029		3,500	3,674
6.290% due 02/25/2029		500	542
4.900% due 03/25/2029		48,057	49,486
7.500% due 04/25/2029		630	691
6.000% due 07/25/2029		10,383	10,587
6.000% due 08/25/2029		3,302	3,346
6.000% due 04/25/2030		582	598
7.500% due 06/19/2030		150	164
8.500% due 06/25/2030		13,169	15,262
6.500% due 07/25/2030		250	265
1.535% due 08/25/2030	a	11,111	11,185
1.485% due 09/25/2030	a	535	542
1.560% due 10/18/2030	a	7,765	7,810
7.000% due 11/25/2030		15,843	17,099
6.000% due 05/25/2031		38,936	40,312
6.500% due 07/25/2031		14,242	15,463
7.500% due 07/25/2031		590	648
6.500% due 09/25/2031		13,661	14,348
6.500% due 10/03/2031		11,326	12,425
6.500% due 10/25/2031		61,769	64,395
6.000% due 11/25/2031		40,068	40,518
6.500% due 11/25/2031		22,870	24,984
6.000% due 12/25/2031		37,199	37,351
6.500% due 06/25/2032		17,240	18,045
6.000% due 09/25/2032		11,325	11,488
6.500% due 01/01/2033		133,796	142,284
5.500% due 04/25/2033		15,990	14,662
6.390% due 05/25/2036		36,936	37,151
7.416% due 01/17/2037		16,532	18,021
6.500% due 06/17/2038		5,000	5,436
6.300% due 10/17/2038	a	19,353	20,568
6.500% due 10/25/2042		146,020	155,283

Schedule of Investments

Total Return Fund

September 30, 2003 (Unaudited)

		Principal Amount (000s)	Value (000s)
Federal Home Loan Bank
5.500% due 03/15/2015		21,511	21,941
Federal Housing Administration
8.450% due 07/01/2012	n	483	530
6.997% due 09/01/2019		1,917	1,910
7.430% due 01/01/2020	n	2,265	2,262
7.430% due 08/01/2020		393	392
7.430% due 12/01/2023		2,476	2,490
7.675% due 09/01/2030	n	5,776	6,472
7.125% due 12/01/2035	n	6,572	6,775
FFCA Secured Lending Corp.
7.850% due 10/18/2017		29,600	32,231
7.130% due 05/18/2026		9,318	9,061
7.270% due 09/18/2027		273	274
First Chicago Lennar Trust
8.111% due 05/25/2008	a n	275	260
First Horizon Asset Securities, Inc.
7.000% due 05/25/2030		45	46
6.750% due 02/25/2031		11,760	11,758
6.250% due 01/25/2032		28,921	29,905
First Interstate Bancorp
8.875% due 01/01/2009	c n	69	70
9.125% due 01/01/2009	a c n	4	4
First Nationwide Trust
6.500% due 03/25/2029		4,400	4,683
8.000% due 10/25/2030		169	169
6.750% due 08/21/2031		58,400	60,567
8.500% due 08/25/2031		332	346
1.710% due 09/25/2031	a	888	892
First Republic Mortgage Loan Trust
1.440% due 06/25/2030	a	9,725	9,739
First Union Residential Securitization, Inc.
7.000% due 04/25/2025		159	160
Freddie Mac
6.750% due 10/15/2003	a	264	264
7.000% due 10/15/2003		38	38
10.150% due 04/15/2006		1	1
7.500% due 02/15/2007		187	191
7.500% due 04/01/2007		3	3
7.750% due 04/01/2007		1	1
8.000% due 10/01/2007		11	12
6.250% due 10/15/2007		1,762	1,787
6.500% due 09/15/2008		86	89
6.000% due 11/15/2008	a	147	155
6.200% due 12/15/2008		4,434	4,679
8.500% due 03/01/2009		53	57
6.000% due 03/15/2009		238	251
7.000% due 06/01/2010		4	5
6.000% due 11/15/2014		1,100	1,126
6.500% due 12/15/2014		570	583
6.000% due 06/15/2015		1,043	1,051
10.100% due 09/01/2016		211	237
5.000% due 09/15/2016		53,521	55,820
5.000% due 11/15/2016		86,471	90,143
10.000% due 11/15/2019		31	31
9.000% due 09/15/2020		19	19
7.000% due 10/15/2020		116	116
8.900% due 11/15/2020		4,058	4,063
9.500% due 11/15/2020		889	891
6.000% due 12/15/2020		68	68
7.000% due 12/15/2020		55	56
8.750% due 12/15/2020		389	389
9.000% due 12/15/2020		822	827
9.500% due 01/15/2021		655	656

Schedule of Investments

Total Return Fund

September 30, 2003 (Unaudited)

		Principal Amount (000s)	Value (000s)
8.000% due 04/15/2021	a	25	25
8.500% due 06/15/2021	a	7,301	7,492
6.950% due 07/15/2021		131	131
9.000% due 07/15/2021		789	835
6.950% due 08/15/2021		40	40
9.500% due 08/15/2021		501	503
4.500% due 09/15/2021		89	89
6.500% due 09/15/2021		273	273
7.000% due 09/15/2021		36	37
8.000% due 12/15/2021		5,698	5,977
8.250% due 06/15/2022		1,172	1,246
6.650% due 07/15/2022		105	106
7.000% due 07/15/2022		3,403	3,598
8.500% due 10/15/2022		1,899	1,931
6.000% due 11/15/2022		209	212
6.250% due 11/15/2022		200	207
6.500% due 11/15/2022		100	103
7.000% due 12/15/2022		9,788	9,978
7.500% due 01/15/2023		13,391	14,304
6.500% due 02/15/2023		701	715
6.250% due 04/15/2023		388	401
7.500% due 05/01/2023		219	236
7.000% due 07/15/2023		2,353	2,553
7.500% due 07/15/2023	a	238	243
6.500% due 08/15/2023		187	202
3.840% due 10/25/2023	a	3,467	3,579
7.410% due 10/25/2023	a	693	757
6.500% due 11/15/2023		6,607	6,655
6.500% due 01/15/2024		35	38
5.000% due 02/15/2024		116	119
6.500% due 03/15/2024		387	393
7.499% due 03/15/2024		1,409	1,410
8.000% due 04/25/2024		167	179
8.500% due 08/01/2024		414	452
6.500% due 09/15/2024		14	14
8.000% due 09/15/2024		15,609	17,029
8.500% due 11/01/2024		171	186
6.000% due 11/15/2024		91	92
6.000% due 12/15/2024		138	139
5.750% due 01/15/2025		185	187
5.000% due 03/15/2025		25,075	25,265
5.750% due 06/15/2025		100	102
6.500% due 03/15/2026		14	14
6.000% due 08/15/2026		601	606
4.362% due 10/01/2026	a	1,041	1,077
6.000% due 11/15/2026		550	566
6.250% due 11/15/2026		490	497
6.000% due 02/15/2027		156	160
6.000% due 03/15/2027		8,307	8,383
6.500% due 03/15/2027		9,766	9,799
7.500% due 03/17/2027		10,044	10,716
3.515% due 05/01/2027	a	67	70
5.500% due 06/15/2027		150	156
6.500% due 06/15/2027		12,279	13,094
7.500% due 06/20/2027		31,500	33,796
6.000% due 07/15/2027		100	102
6.500% due 08/15/2027		19,185	20,640
6.500% due 09/15/2027		52,022	52,977
6.500% due 10/15/2027		20,005	21,433
6.000% due 11/15/2027		665	695
5.750% due 01/15/2028		19	19
6.000% due 01/15/2028		212	215
6.500% due 01/25/2028		8,691	9,251
6.250% due 03/15/2028		10,000	10,658

Schedule of Investments

Total Return Fund

September 30, 2003 (Unaudited)

		Principal Amount (000s)	Value (000s)
6.000% due 04/15/2028		71,006	71,702
6.500% due 04/15/2028		162,908	173,016
6.500% due 05/15/2028		55,454	57,985
5.950% due 06/15/2028		31,031	31,400
6.500% due 06/15/2028		74,080	79,586
6.500% due 06/20/2028		28,108	30,238
6.500% due 07/15/2028		114,666	121,350
6.100% due 08/15/2028		2	2
6.500% due 08/15/2028		446,567	474,797
7.000% due 11/15/2028		8,379	8,931
6.000% due 12/01/2028		813	843
6.000% due 12/15/2028		53,731	55,579
6.250% due 12/15/2028		2,006	2,118
6.500% due 12/15/2028		8,526	9,093
6.000% due 01/15/2029		49,994	51,403
6.500% due 01/15/2029		28,380	30,239
6.000% due 02/15/2029	a	4,611	4,800
6.500% due 03/15/2029	a	58,753	61,857
6.500% due 04/15/2029		15,561	16,538
8.000% due 09/15/2029		9,566	10,889
1.460% due 12/15/2029	a	228	230
7.500% due 01/15/2030		8,109	8,814
7.250% due 05/15/2030		1,033	1,068
6.500% due 06/15/2030		10,962	11,229
7.500% due 07/15/2030		758	804
7.000% due 08/15/2030		9,585	10,124
7.500% due 08/15/2030		27,097	29,302
1.610% due 09/15/2030	a	1,323	1,330
7.000% due 09/15/2030	a	34,109	36,174
7.000% due 10/15/2030		22,487	23,880
7.500% due 10/15/2030		33,803	36,116
1.560% due 11/15/2030	a	230	232
6.500% due 04/15/2031		12,274	12,894
5.500% due 05/15/2031		880	897
6.000% due 06/15/2031		10,012	10,150
5.500% due 07/15/2031		12,787	13,054
6.500% due 08/15/2031		18,341	20,007
6.000% due 12/15/2031		10,769	11,380
6.500% due 02/15/2032		19,269	21,046
6.500% due 06/15/2032		18,336	19,797
3.500% due 07/15/2032		207	209
6.500% due 07/15/2032		10,728	11,628
4.076% due 08/15/2032	a	15,569	16,208
6.000% due 08/15/2032		23,516	23,755
6.000% due 09/15/2032		6,761	6,875
Fund America Investors Corp.
4.075% due 06/25/2023	a	1,001	989
GE Capital Mortgage Services, Inc.
6.500% due 05/25/2029		5,764	5,762
General Electric Capital Mortgage Services, Inc.
6.000% due 02/25/2024		6,081	6,159
6.350% due 05/25/2029		1,434	1,434
6.750% due 05/25/2029		8,892	8,890
6.500% due 07/25/2029	a	71,874	72,185
7.000% due 09/25/2029		7,227	7,225
GMAC Commercial Mortgage Securities, Inc.
7.860% due 11/15/2006		250	269
6.150% due 11/15/2007		115	122
6.974% due 05/15/2008		20,718	22,913
8.950% due 08/20/2017		213	237
6.570% due 09/15/2033		27,297	29,746
Goldman Sachs Mortgage Corp.
6.000% due 12/31/2007	c n	5,631	6,094

Schedule of Investments

Total Return Fund

September 30, 2003 (Unaudited)

		Principal Amount (000s)	Value (000s)
Government Lease Trust
6.390% due 05/18/2007		10,000	10,982
4.000% due 05/18/2011		35,750	34,363
6.480% due 05/18/2011		14,000	15,782
Government National Mortgage Association
8.000% due 06/20/2025		57	62
7.000% due 10/20/2025	a	7,000	7,175
1.660% due 12/16/2025	a	611	615
6.750% due 05/16/2026		237	247
7.500% due 07/16/2027		22,655	24,329
6.500% due 04/20/2028		14,054	15,176
6.500% due 06/20/2028		44,048	46,761
6.750% due 06/20/2028		26,752	28,684
7.250% due 07/16/2028		30	32
6.500% due 07/20/2028		74,982	80,091
6.500% due 09/20/2028		48,973	52,304
4.500% due 11/16/2028		18,670	18,015
4.500% due 12/20/2028		12,272	11,864
6.500% due 01/20/2029	a	33,468	35,524
7.000% due 02/16/2029		6,815	7,423
6.500% due 03/20/2029	a	16,259	17,431
6.000% due 05/20/2029		12,832	13,722
7.500% due 11/20/2029		2,762	3,024
7.000% due 01/16/2030		7,868	8,497
1.610% due 02/16/2030	a	13,786	13,884
1.710% due 02/16/2030	a	12,162	12,273
1.760% due 02/16/2030	a	6,384	6,448
7.500% due 02/20/2030		25,861	28,091
1.510% due 06/20/2030	a	1,442	1,448
7.500% due 08/20/2030		13,269	14,024
1.610% due 09/20/2030	a	1,881	1,891
7.500% due 09/20/2030		6,180	6,678
1.560% due 10/16/2030	a	7,152	7,192
7.000% due 10/16/2030		30,508	32,045
6.500% due 03/20/2031		6,980	7,481
6.000% due 06/16/2032		19,206	20,655
6.000% due 07/20/2032		9,168	9,409
6.750% due 10/16/2040		28,658	30,873
GS Mortgage Securities Corp.
6.526% due 08/15/2011	a	15,700	17,424
6.624% due 05/03/2018	a	55,900	63,159
6.044% due 08/15/2018	a n	20,511	22,250
GSR Mortgage Loan Trust
5.575% due 10/25/2031	a	4,210	4,214
6.000% due 03/25/2032		2,692	2,760
G-Wing Ltd.
3.770% due 05/06/2004	a	32,892	32,645
Harborview Mortgage Loan Trust
7.470% due 08/19/2030		4,194	4,200
Headlands Mortgage Securities, Inc.
7.155% due 12/25/2012	a	31	31
Home Savings of America
8.464% due 08/01/2006	a n	6	6
4.014% due 05/25/2027	a	929	926
Impac CMB Trust
1.455% due 12/15/2030	a	15,664	15,707
1.390% due 11/25/2031	a	12,199	12,219
Impac Secured Assets CMN Owner Trust
6.500% due 04/25/2032		20,874	21,581
Imperial Savings Association
8.208% due 01/25/2017	a	20	20
8.847% due 07/25/2017	a	55	55
Independent National Mortgage Corp.
2.710% due 07/25/2025	a	284	284

Schedule of Investments

Total Return Fund

September 30, 2003 (Unaudited)

		Principal Amount (000s)	Value (000s)
Indymac Adjustable Rate Mortgage Trust
6.681% due 08/25/2031	a	3,740	3,842
6.527% due 01/25/2032	a	22,639	23,093
6.596% due 01/25/2032	a	4,427	4,501
International Mortgage Acceptance Corp.
12.250% due 03/01/2014	n	124	132
J.P. Morgan Commercial Mortgage Finance Corp.
8.160% due 02/25/2028	a	1,615	1,836
7.069% due 09/15/2029		24	25
LB Commercial Conduit Mortgage Trust
6.330% due 11/18/2004		1	1
LB Mortgage Trust
8.399% due 01/20/2017	a n	50,221	55,987
Lehman Large Loan Trust
6.790% due 06/12/2004		19	19
Master Adjustable Rate Mortgages Trust
6.155% due 10/25/2032		25,393	26,076
Mellon Residential Funding Corp.
6.110% due 01/25/2029		6,267	6,317
4.214% due 07/25/2029	a	20,374	20,491
1.600% due 10/20/2029	a	30,358	30,431
Merrill Lynch Mortgage Investors, Inc.
6.738% due 06/15/2021	a	797	806
6.888% due 06/15/2021	a	2,997	3,238
7.148% due 06/15/2021	a	2,812	3,049
7.695% due 06/15/2021	a	624	680
1.410% due 01/20/2030	a	548	549
5.650% due 12/15/2030		2,270	2,354
MLCC Mortgage Investors, Inc.
1.360% due 09/15/2026	a	9,957	9,948
Morgan Stanley Dean Witter Capital I, Inc.
5.990% due 03/15/2005		28	28
6.190% due 01/15/2007		7,931	8,251
6.170% due 10/03/2008		750	833
6.160% due 04/03/2009	a	9,580	10,347
7.460% due 02/15/2020		1,041	1,041
6.220% due 06/01/2030		30	32
6.590% due 10/03/2030	a	2,387	2,448
Mortgage Capital Funding, Inc.
7.800% due 04/15/2006	a	500	565
7.008% due 09/20/2006		13,111	14,279
6.001% due 11/18/2031		46	49
NationsBanc Montgomery Funding Corp.
6.750% due 06/25/2028		3,834	3,875
6.500% due 07/25/2028		10,459	10,593
6.250% due 10/25/2028		4,345	4,441
Nationslink Funding Corp.
6.654% due 02/10/2006		20,624	22,146
1.470% due 04/10/2007	a	8,512	8,519
6.888% due 05/10/2007		420	472
Nomura Asset Acceptance Corp.
7.000% due 02/19/2030		10,334	10,879
Nomura Asset Securities Corp.
7.120% due 04/13/2036		460	510
Norwest Asset Securities Corp.
6.500% due 02/25/2029		30,507	30,500
6.200% due 04/25/2029	a	23,548	23,529
6.500% due 04/25/2029		13,979	13,976
6.500% due 06/25/2029	a	32,119	32,223
6.500% due 10/25/2029		1,377	1,382
7.000% due 11/25/2029		6,660	6,681
Norwest Integrated Structured Assets, Inc.
7.000% due 06/25/2028		774	777
Pacific Collateralized Mortgage Obligation Trust
8.000% due 03/20/2018		183	185

Schedule of Investments

Total Return Fund

September 30, 2003 (Unaudited)

		Principal Amount (000s)	Value (000s)
Paine Webber Mortgage Acceptance Corp.
6.000% due 04/25/2009		3,371	3,368
PHH Mortgage Services Corp.
7.142% due 11/18/2027	a	204	214
PNC Mortgage Securities Corp.
6.750% due 06/25/2016	a	563	562
6.750% due 12/25/2027		3,935	3,930
6.925% due 02/25/2028		229	229
7.000% due 02/25/2028		2,773	2,773
7.000% due 05/25/2028		300	304
6.750% due 07/25/2028		959	979
6.750% due 09/25/2028		1,123	1,147
6.750% due 10/25/2028		5,347	5,426
6.750% due 12/25/2028		8,549	8,765
6.250% due 01/25/2029		6,062	6,148
6.500% due 01/25/2029		396	402
6.300% due 03/25/2029		9,955	10,233
6.200% due 06/25/2029	a	7,907	8,100
6.500% due 06/25/2029	a	48,393	49,779
7.000% due 06/25/2030		6,698	6,878
1.560% due 12/25/2030	a	790	791
7.500% due 02/25/2031		787	787
7.375% due 05/25/2040	a	124	126
PNC Mortgage Trust
8.250% due 03/25/2030		6,197	6,330
Prudential Home Mortgage Securities
7.400% due 11/25/2007		216	216
7.500% due 03/25/2008		1,518	1,549
6.500% due 07/25/2008		3,715	3,712
6.950% due 11/25/2022		130	130
6.500% due 01/25/2024		5	5
6.250% due 04/25/2024		14,672	15,049
Prudential Securities Secured Financing Corp.
6.074% due 01/15/2008	a	5,651	6,051
Prudential-Bache Trust
8.400% due 03/20/2021		2,706	2,788
Regal Trust IV
3.630% due 09/29/2031	a n	8,090	7,591
Resecuritization Mortgage Trust
1.277% due 04/26/2021	a	6	6
6.750% due 06/19/2028		9,713	9,781
6.500% due 04/19/2029		1,633	1,648
Residential Accredit Loans, Inc.
7.500% due 08/25/2027	a	2,197	2,196
7.000% due 02/25/2028		13,178	13,365
6.500% due 12/25/2028		131	133
6.500% due 05/25/2029		1,782	1,819
Residential Asset Securitization Trust
5.180% due 01/25/2027		62	62
7.000% due 01/25/2028		4,236	4,234
6.750% due 03/25/2028		10,761	10,749
6.500% due 12/25/2028		306	308
6.750% due 03/25/2029		28	28
7.875% due 01/25/2030		157	161
8.000% due 02/25/2030		1,233	1,247
1.810% due 09/25/2030	a	2,070	2,077
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2009		166	170
8.000% due 01/25/2023		173	173
8.000% due 02/25/2023		235	235
7.500% due 12/25/2025		244	243
7.500% due 04/25/2027		311	311
7.250% due 08/25/2027		47	47
7.250% due 10/25/2027		1,789	1,787

Schedule of Investments

Total Return Fund

September 30, 2003 (Unaudited)

		Principal Amount (000s)	Value (000s)
7.000% due 11/25/2027		1,249	1,247
6.750% due 02/25/2028		1,855	1,854
6.750% due 06/25/2028		11,835	11,830
6.750% due 07/25/2028		4,613	4,611
6.750% due 08/25/2028		12,170	12,165
6.750% due 09/25/2028		19,140	19,136
6.500% due 10/25/2028		12,170	12,167
6.250% due 11/25/2028		1,201	1,200
6.500% due 12/25/2028		13,087	13,129
6.500% due 01/25/2029		64,031	64,934
6.500% due 03/25/2029		27,960	28,232
6.500% due 05/25/2029		11,964	12,010
6.500% due 06/25/2029	a	3,531	3,565
6.750% due 07/25/2029	a	17,447	17,548
7.000% due 10/25/2029		8,325	8,321
7.500% due 12/25/2030		300	300
6.339% due 06/25/2031	a	1,324	1,323
6.500% due 03/25/2032		4,662	4,739
5.634% due 09/25/2032	a	57,372	58,241
6.000% due 09/25/2032		1,937	1,966
6.250% due 09/25/2032		4,150	4,160
Resolution Trust Corp.
4.834% due 05/25/2029	a	1,049	1,048
6.133% due 05/25/2029	a n	1,225	1,199
7.551% due 05/25/2029	a	724	723
RMF Commercial Mortgage Pass-Through Certificates
6.751% due 01/15/2019	a	1,368	1,440
Ryland Acceptance Corp.
11.500% due 12/25/2016		28	29
Ryland Mortgage Securities Corp.
8.200% due 06/25/2021		19	19
4.398% due 08/25/2022	a	637	643
SACO I, Inc.
7.635% due 07/25/2030	a	291	292
1.500% due 10/25/2030	a n	2,414	2,402
1.540% due 09/25/2040	a	50	50
Salomon Brothers Mortgage Securities VII, Inc.
4.239% due 11/25/2022	a n	108	106
3.936% due 10/25/2023	a	39	38
6.103% due 03/25/2024	a	92	92
5.645% due 07/01/2024	a	854	852
7.204% due 09/25/2024	a	92	92
6.113% due 10/25/2024	a	65	65
1.610% due 11/25/2024		837	831
6.236% due 11/25/2024	a	143	142
1.450% due 04/25/2029	a	166	165
1.490% due 04/25/2029	a	272	273
Santa Barbara Savings & Loan Association
9.500% due 11/20/2018		764	772
Sears Mortgage Securities
12.000% due 02/25/2014		246	247
Securitized Asset Sales, Inc.
5.034% due 06/25/2023	a	108	108
4.551% due 10/25/2023	a	106	106
4.231% due 11/26/2023	a	343	343
Sequoia Mortgage Trust
2.160% due 10/25/2024	a	33,636	33,884
1.460% due 10/19/2026		2,163	2,200
1.680% due 06/20/2032	a	1,228	1,221
1.450% due 07/20/2033	a	976	970
Small Business Administration
7.540% due 08/10/2009		63,399	70,933
7.640% due 03/10/2010		52,281	58,616
7.452% due 09/01/2010		30,524	34,011

Schedule of Investments

Total Return Fund

September 30, 2003 (Unaudited)

		Principal Amount (000s)	Value (000s)
6.340% due 03/01/2021		27,825	30,509
5.130% due 09/01/2023	n	9,272	9,510
Structured Asset Mortgage Investments, Inc.
5.191% due 05/25/2022	n	6,353	6,247
6.872% due 06/25/2028	a	1,238	1,267
6.250% due 11/25/2028		14,321	14,476
6.502% due 06/25/2029	a	5,106	5,135
7.121% due 02/25/2030	a	488	498
6.750% due 05/02/2030	n	11,586	12,147
7.260% due 04/25/2032		10,873	11,213
1.440% due 09/19/2032	a	112,556	112,129
Structured Asset Notes Transactions Ltd.
6.650% due 08/30/2005	a	10,137	9,105
Structured Asset Securities Corp.
7.000% due 02/25/2016		4,008	4,059
7.500% due 07/25/2016		9,613	9,879
1.410% due 10/25/2027	a	647	647
7.000% due 12/25/2027	a	1,244	1,243
7.750% due 02/25/2028		27	27
6.750% due 07/25/2029		568	569
1.710% due 11/25/2030	a	1,229	1,228
1.560% due 05/25/2031	a	759	760
5.800% due 09/25/2031		6,331	6,390
6.500% due 09/25/2031	a	34,532	35,170
6.600% due 12/25/2031		2,315	2,343
6.250% due 01/25/2032		81,288	83,613
1.400% due 02/25/2032	a	83,911	83,763
6.143% due 02/25/2032	a	33,226	34,278
2.887% due 05/25/2032	a	2,222	2,233
1.852% due 07/25/2032	a	871	878
6.150% due 07/25/2032	a	46,648	47,490
6.000% due 09/25/2032		65	66
5.500% due 10/25/2032		4,923	5,014
5.450% due 03/25/2033	a	31,468	31,566
Structured Mortgage Asset Residential Trust
6.950% due 07/25/2024	a	46	47
Summit Mortgage Trust
1.868% due 04/28/2035	a	49,095	48,334
Superannuation Members Home Loans Global Fund
1.373% due 06/15/2026	a	6,921	6,927
Torrens Trust
1.366% due 07/15/2031	a	14,636	14,658
Union Planters Mortgage Finance Corp.
6.750% due 01/25/2028		4,000	4,283
6.800% due 01/25/2028		15,000	15,727
United Mortgage Securities Corp.
4.294% due 06/25/2032	a	9,705	9,721
4.967% due 09/25/2033	a	498	504
Vendee Mortgage Trust
6.500% due 05/15/2020		21,716	22,406
6.500% due 09/15/2024		23,603	25,018
6.823% due 01/15/2030	a	9,076	9,444
Washington Mutual Mortgage Securities Corp.
6.010% due 04/25/2031	a	1,294	1,294
5.530% due 07/25/2032	a	5,374	5,521
5.207% due 10/25/2032	a	92,869	94,346
5.750% due 12/25/2032		144	146
5.060% due 05/25/2033	a	17,135	17,600
6.018% due 10/19/2039	a	678	677
6.252% due 10/19/2039	a	28,385	28,465
6.393% due 10/19/2039		45,323	45,320
3.247% due 12/25/2040	a	17,286	17,230
3.956% due 01/25/2041	a	24,899	24,851

Schedule of Investments

Total Return Fund

September 30, 2003 (Unaudited)

		Principal Amount (000s)	Value (000s)
Wells Fargo Mortgage-Backed Securities Trust
6.250% due 12/25/2016		279	283
7.000% due 03/25/2031		582	582
6.431% due 10/25/2031	a	3,071	3,082
6.561% due 10/25/2031	a	363	364
6.573% due 10/25/2031	a	3,142	3,142
5.943% due 01/25/2032		5,752	5,737
6.029% due 01/25/2032	a	7,800	7,798
5.107% due 09/25/2032	a	29,787	30,081
5.000% due 01/25/2033		164	164
5.500% due 01/25/2033		468	472

			7,861,493

Fannie Mae 24.7%
2.839% due 10/01/2040	a	7,695	7,816
2.849% due 10/01/2030-09/01/2040	a e	10,163	10,318
2.948% due 10/01/2030-10/01/2040	a e	13,942	14,155
3.091% due 02/01/2020		58	59
3.298% due 11/01/2023	a	74	76
3.372% due 09/01/2022	a	382	389
3.401% due 09/01/2017	a	2,333	2,337
3.460% due 05/01/2022-03/01/2033	a e	585	593
3.468% due 09/01/2024	a	637	645
3.492% due 04/01/2027	a	31	32
3.500% due 10/01/2023	a	135	139
3.522% due 05/01/2023	a	348	360
3.581% due 09/01/2022	a	344	350
3.642% due 05/01/2024	a	872	906
3.700% due 11/01/2024		6,996	7,099
3.713% due 06/01/2024	a	250	257
3.789% due 10/01/2024	a	134	139
3.838% due 05/01/2025	a	991	1,027
3.853% due 07/01/2024	a	1,880	1,944
3.887% due 08/01/2025		3,204	3,263
3.915% due 04/01/2024		1,404	1,424
3.922% due 11/01/2025	a	1,390	1,432
3.942% due 08/01/2027	a	9,074	9,285
4.000% due 08/01/2018		995	981
4.028% due 05/01/2026	a	165	171
4.043% due 08/01/2026	a	583	604
4.094% due 01/01/2026	a	315	327
4.098% due 12/01/2023	a	412	422
4.130% due 06/01/2023	a	486	496
4.156% due 03/01/2025	a	2,683	2,774
4.189% due 11/01/2025	a	672	694
4.199% due 11/01/2025-04/01/2027	a e	858	885
4.200% due 12/01/2023	a	325	334
4.243% due 03/01/2026	a	272	278
4.258% due 10/01/2027	a	1,516	1,570
4.262% due 01/01/2024	a	262	269
4.266% due 11/01/2025	a	135	139
4.300% due 09/01/2025	a	428	442
4.315% due 01/01/2024	a	263	269
4.330% due 02/01/2026	a	174	179
4.348% due 01/01/2024	a	413	425
4.357% due 09/01/2023	a	860	892
4.366% due 12/01/2023	a	56	57
4.372% due 10/01/2024	a	282	293
4.373% due 11/01/2023	a	352	361
4.416% due 01/01/2018	a	696	715
4.454% due 09/01/2024	a	908	938
4.482% due 10/01/2023	a	81	83
4.486% due 02/01/2028	a	98	100
4.500% due 05/01/2018		94	95
4.597% due 12/01/2023	a	298	305
4.608% due 04/01/2026	a	325	334

Schedule of Investments

Total Return Fund

September 30, 2003 (Unaudited)

		Principal Amount (000s)	Value (000s)
4.617% due 12/01/2027	a	1,880	1,945
4.632% due 02/01/2028	a	247	253
4.710% due 11/01/2023	a	38	39
4.894% due 05/01/2030	a	79	82
4.918% due 08/01/2023	a	141	142
5.000% due 02/01/2013-06/01/2033	e n	2,861,529	2,933,546
5.086% due 10/01/2024	a	46	47
5.092% due 02/01/2033		218	226
5.350% due 09/01/2027	a	157	163
5.500% due 03/01/2006-04/01/2033	a e	2,322,126	2,405,260
5.570% due 07/01/2019	a	285	295
5.936% due 12/01/2031		5,494	6,060
6.000% due 11/01/2003-10/15/2033	e	12,047,378	12,463,961
6.048% due 01/01/2011		146	166
6.090% due 12/01/2008		47	52
6.133% due 09/01/2029	a	114	117
6.150% due 08/01/2027	a	439	453
6.210% due 08/01/2010		49,070	54,984
6.255% due 09/01/2013		64,000	71,737
6.271% due 05/01/2023	a	833	854
6.420% due 12/01/2007		150	167
6.500% due 11/01/2003-01/01/2033	e	40,473	42,261
6.530% due 10/01/2013		4,174	4,677
6.550% due 01/01/2008		901	1,006
6.555% due 08/01/2028		2,164	2,313
6.730% due 11/01/2007		1,080	1,210
6.900% due 06/01/2007		337	371
6.982% due 06/01/2007		395	437
7.000% due 10/01/2003-06/01/2032	a e	13,702	14,446
7.040% due 03/01/2007		51	57
7.250% due 01/01/2008-01/01/2023	e	5,162	5,493
7.347% due 10/01/2009		484	559
7.364% due 06/01/2030	a	2,780	2,870
7.460% due 08/01/2029		3,840	4,343
7.500% due 10/01/2010-03/01/2032	a e	7,634	8,441
7.750% due 06/01/2009		91	97
7.780% due 01/01/2018		2,179	2,636
7.850% due 07/01/2018		6,477	7,845
7.920% due 03/01/2018		2,687	3,287
7.980% due 05/01/2030		6,534	6,960
8.000% due 12/01/2007-06/01/2032	e	6,975	7,525
8.060% due 04/01/2030		1,816	1,915
8.080% due 04/01/2030		995	1,050
8.250% due 10/01/2008-03/01/2030	e	1,877	2,264
8.490% due 06/01/2025		959	1,029
8.500% due 11/01/2004-10/01/2032	e	22,485	24,261
9.000% due 10/01/2004-12/01/2027	e	2,687	2,941
9.500% due 12/01/2006-07/01/2026	e	3,456	3,817
9.750% due 11/01/2008		6	6
10.000% due 02/01/2005-05/01/2022	e	608	684
10.500% due 11/01/2013-04/01/2022	e	211	236
11.000% due 11/01/2013-11/01/2020	e	121	138
11.500% due 08/20/2016-11/01/2019	e	31	36
12.000% due 05/01/2016		4	4
12.500% due 10/01/2015		16	19
13.250% due 09/01/2011		7	8
14.500% due 01/01/2013		3	3
14.750% due 08/01/2012		90	109
15.000% due 10/01/2012	a	154	185
15.500% due 10/01/2012-12/01/2012	e	9	10
15.750% due 12/01/2011-08/01/2012	e	60	73
16.000% due 09/01/2012		66	79

			18,175,727

Schedule of Investments

Total Return Fund

September 30, 2003 (Unaudited)

		Principal Amount (000s)	Value (000s)

Federal Housing Administration 0.4%
4.918% due 11/01/2019		111	111
6.755% due 03/01/2041		16,005	16,764
6.780% due 07/25/2040		7,533	8,153
6.790% due 05/01/2039		10,662	10,023
6.830% due 12/01/2039	n	3,432	3,901
6.875% due 11/01/2015		2,636	2,647
6.880% due 10/01/2040-02/01/2041	e	21,437	22,547
6.896% due 07/01/2020		15,892	15,822
6.900% due 12/01/2040		22,594	23,654
6.930% due 07/01/2014-01/01/2036	e n	7,054	7,548
6.960% due 05/01/2016		6,694	6,661
7.050% due 03/25/2040		86	92
7.110% due 05/01/2019		3,364	3,355
7.125% due 03/01/2034		4,313	4,456
7.211% due 12/01/2021		1,040	1,037
7.250% due 06/01/2040		8,185	9,220
7.310% due 06/01/2041		23,407	24,752
7.315% due 08/01/2019		17,087	17,049
7.350% due 11/01/2020		3,070	3,062
7.375% due 02/01/2018-02/01/2022	e	4,881	4,873
7.400% due 01/25/2020-02/01/2021	e	10,937	10,944
7.430% due 12/01/2016-06/25/2024	e	63,999	63,925
7.450% due 05/01/2021-10/01/2023	e	7,687	7,701
7.460% due 01/01/2023		1,218	1,220
7.465% due 11/01/2019		12,460	12,491
7.500% due 03/01/2032		3,318	3,329
7.580% due 12/01/2040		7,350	7,863
7.630% due 08/01/2041		17,615	16,849
7.650% due 11/01/2018		122	118
7.780% due 11/01/2040		7,347	8,108
8.250% due 01/01/2041		4,683	4,854
8.375% due 02/01/2012		309	294

			323,423

Freddie Mac 3.4%
1.510% due 06/15/2031	a	4,773	4,815
2.750% due 06/01/2017	a	9	9
2.875% due 04/01/2017	a	16	16
3.348% due 07/01/2022	a	351	364
3.481% due 10/01/2023	a	73	74
3.500% due 08/01/2024	a	109	113
3.719% due 08/01/2023	a	301	312
3.777% due 09/01/2023	a	1,561	1,614
3.849% due 03/01/2024		711	733
3.873% due 04/01/2023	a	102	104
3.928% due 11/01/2026	a	2,459	2,549
3.943% due 07/01/2025	a	2,950	3,052
3.972% due 07/01/2023	a	775	794
3.975% due 09/01/2023	a	2,976	3,082
3.982% due 10/01/2023	a	458	463
3.985% due 05/01/2023	a	436	445
3.997% due 05/01/2023	a	335	346
4.080% due 09/01/2028		18	19
4.172% due 12/01/2022	a	86	88
4.250% due 01/01/2019	a	2	2
4.283% due 06/01/2024	a	1,234	1,279
4.295% due 04/01/2024	a	2,573	2,662
4.316% due 06/01/2022	a	184	190
4.331% due 01/01/2028	a	49	51
4.350% due 08/01/2023	a	3,286	3,394
4.365% due 11/01/2023	a	33	34
4.368% due 07/01/2027	a	74	77
4.372% due 10/01/2023-04/01/2029	a e	690	714
4.374% due 05/01/2023	a	320	330
4.385% due 10/01/2023	a	659	682

Schedule of Investments

Total Return Fund

September 30, 2003 (Unaudited)

		Principal Amount (000s)	Value (000s)

4.397% due 08/01/2023	a	113	117
4.401% due 09/01/2023	a	464	480
4.424% due 08/01/2023	a	3	3
4.461% due 01/01/2024	a	140	145
4.484% due 06/01/2024	a	510	530
4.498% due 07/01/2024	a	593	614
4.505% due 08/01/2023	a	2,026	2,095
4.523% due 07/01/2023	a	171	178
4.572% due 10/01/2023	a	435	451
4.621% due 01/01/2024	a	140	145
4.635% due 12/01/2023	a	384	397
4.825% due 12/01/2026	a	2,254	2,301
4.830% due 06/01/2022	a	437	452
5.000% due 02/01/2007-10/20/2018	e	315,356	322,945
5.500% due 10/01/2008-10/15/2033	a e	4,444	4,578
5.738% due 07/01/2032		61	63
5.875% due 09/01/2018	a	305	311
6.000% due 01/01/2011-10/15/2033	e	1,797,100	1,859,661
6.032% due 11/01/2028	a	5,393	5,579
6.500% due 05/01/2005-10/15/2033	a e n	203,184	212,313
6.775% due 11/01/2003	n	17	17
7.000% due 11/01/2003-03/01/2032	e	55,258	58,603
7.250% due 11/01/2008		34	36
7.271% due 09/01/2027	a	624	644
7.500% due 11/01/2003-10/01/2030	e	1,363	1,449
7.645% due 05/01/2025		3,524	4,226
7.826% due 07/01/2030	a	7,613	7,882
8.000% due 10/01/2003-09/01/2024	e	1,365	1,457
8.250% due 08/01/2007-12/01/2009	e	66	70
8.500% due 04/01/2004-06/01/2030	e	1,443	1,568
8.750% due 04/01/2009-12/01/2010	e	17	19
9.000% due 07/01/2004-07/01/2030	e	367	397
9.250% due 10/01/2009-11/01/2013	e	6	7
9.500% due 09/01/2004-12/01/2022	a e	450	499
9.750% due 11/01/2004-11/01/2008	e	3	4
10.000% due 06/01/2004-03/01/2021	e	320	353
10.250% due 04/01/2009-07/01/2009	e	410	452
10.500% due 10/01/2017-01/01/2021	e	133	152
10.750% due 09/01/2009-12/01/2015	a e	170	188
11.000% due 04/01/2010-05/01/2020	e	292	327
11.250% due 10/01/2009-09/01/2015	e	10	12
11.500% due 01/01/2018		23	26
12.500% due 12/01/2012	a	8	9
13.250% due 10/01/2013		71	83
14.000% due 04/01/2016		9	11
15.500% due 08/01/2011-11/01/2011	e	7	8
16.250% due 05/01/2011		1	2

			2,520,266

Government National Mortgage Association 1.5%
3.500% due 02/20/2032	a	10,460	10,510
4.000% due 02/20/2016-11/20/2032	a e	40,632	41,207
4.250% due 01/20/2028-03/20/2030	a e	41,253	42,108
4.375% due 02/20/2018-03/20/2028	a e	100,398	102,723
4.500% due 05/20/2028-05/20/2030	a e	38,784	39,227
5.000% due 04/20/2028-09/15/2033	a e	44,311	45,181
5.375% due 05/20/2017-05/20/2028	a e	123,240	126,336
5.500% due 02/15/2033-06/15/2033	e	2,981	3,060
5.625% due 12/20/2015-12/20/2027	a e	97,483	101,445
5.650% due 10/15/2012		8	9
5.750% due 08/20/2020-09/20/2027	a e	132,555	135,514
5.875% due 04/20/2023	a	51	52
6.000% due 10/15/2008-02/15/2033	a e	37,866	39,760
6.250% due 08/20/2027	a	9	9
6.500% due 10/15/2008-09/15/2040	a e	257,814	272,636

Schedule of Investments

Total Return Fund

September 30, 2003 (Unaudited)

		Principal Amount (000s)	Value (000s)

6.625% due 01/15/2040		9,453	10,644
6.670% due 08/15/2040		946	1,072
6.750% due 07/15/2031	n	1,444	1,570
6.800% due 05/15/2040		2,949	3,364
6.875% due 02/15/2040		982	1,122
7.000% due 11/15/2007-08/15/2042	a e	31,598	35,672
7.250% due 12/15/2022		574	612
7.500% due 04/15/2007-11/15/2042	e n	26,497	29,859
7.700% due 06/15/2031		6,688	7,747
8.000% due 08/15/2005-05/20/2031	a e	4,803	5,184
8.250% due 08/15/2004-05/15/2022	e	458	502
8.500% due 03/20/2006-04/15/2031	e	3,517	3,820
8.750% due 03/15/2007-07/15/2007	e	39	42
9.000% due 06/15/2006-08/15/2030	a e	2,887	3,194
9.250% due 03/15/2005-12/20/2016	e	31	34
9.500% due 04/15/2005-07/15/2025	a e	2,378	2,633
9.750% due 07/15/2004		8	8
10.000% due 08/20/2004-02/15/2025	e	1,971	2,234
10.250% due 02/20/2019		11	13
10.500% due 06/15/2004-09/15/2021	a e	234	265
11.000% due 05/15/2004-04/20/2019	e	114	126
11.500% due 04/15/2013-10/15/2015	e	57	66
12.000% due 11/15/2012-05/15/2016	e	205	236
12.500% due 01/15/2011		1	1
13.000% due 12/15/2012		12	14
13.500% due 10/15/2012-09/15/2014	e	51	61
15.000% due 08/15/2011-11/15/2012	a e	125	150
16.000% due 11/15/2011-05/15/2012	a e	102	124
17.000% due 11/15/2011-12/15/2011	e	41	50

			1,070,196

Stripped Mortgage-Backed Securities 0.0%
Fannie Mae (IO)
0.100% due 03/25/2009	a	8,000	120
5.500% due 06/25/2032		1,100	75
6.500% due 09/25/2008		199	21
6.500% due 10/25/2022		17	1
6.500% due 01/25/2023		1,228	34
7.475% due 02/25/2023	a	4,527	356
8.000% due 08/18/2027		55	10
22.425% due 09/25/2008		2	41
903.213% due 08/25/2021		1	28
1000.000% due 04/25/2022		1	20
Fannie Mae (PO)
0.000% due 09/01/2007		223	216
0.000% due 04/25/2018		7	6
0.000% due 01/25/2019		12	11
0.000% due 10/25/2019		7	6
0.000% due 08/25/2023		126	117
Freddie Mac (IO)
6.400% due 10/15/2008		15	1
6.500% due 11/15/2008		562	58
6.500% due 09/15/2023		67	7
7.000% due 08/15/2008		589	59
7.000% due 04/15/2023		378	11
7.000% due 06/15/2023		2,411	88
7.304% due 02/15/2008	a	140	11
8.375% due 09/15/2007	a	1,228	105
9.000% due 05/15/2022		26	3
82.576% due 08/15/2007		2	16
1007.500% due 02/15/2022		1	8
5884.500% due 01/15/2021		1	1
Paine Webber CMO Trust (IO)
1359.500% due 08/01/2019		1	18

Schedule of Investments

Total Return Fund

September 30, 2003 (Unaudited)

		Principal Amount (000s)	Value (000s)

Vendee Mortgage Trust (IO)
0.446% due 06/15/2023	a	74,952	1,118

			2,566

Total Mortgage-Backed Securities (Cost $29,435,277)			29,953,671

ASSET-BACKED SECURITIES 1.6%
Aames Mortgage Trust
1.470% due 06/15/2027	a	224	225
7.589% due 10/15/2029		65	68
ACE Securities Corp.
1.430% due 11/25/2028	a	213	213
1.692% due 06/25/2032	a	68,323	68,366
Advanta Mortgage Loan Trust
1.310% due 05/25/2027	a	667	667
1.485% due 11/25/2029	a	1,393	1,391
8.250% due 08/25/2030		7,954	8,853
Advanta Revolving Home Equity Loan Trust
1.480% due 01/25/2024	a	7,775	7,783
1.360% due 02/25/2025	a	4,905	4,901
American Express Master Trust
7.850% due 08/15/2005		220	234
American Stores Corp.
1.875% due 08/30/2004	a	20,000	19,872
Ameriquest Mortgage Securities, Inc.
1.430% due 06/15/2030	a	675	676
1.410% due 07/15/2030	a	1,457	1,459
1.380% due 08/25/2032	a	100	100
Amortizing Residential Collateral Trust
1.380% due 06/25/2032	a	3,698	3,693
Asset-Backed Securities Corp. Long Beach Home Equity Loan Trust
1.700% due 07/21/2030	a	375	376
1.360% due 08/21/2030	a	5,347	5,343
1.410% due 08/15/2032		20,110	20,099
Bank One Heloc Trust
1.370% due 04/20/2020	a	13,944	13,913
Bayview Financial Acquisition Trust
1.510% due 04/25/2031	a	49,178	49,086
1.390% due 07/25/2031	a	18,742	18,704
1.490% due 11/25/2031	a	2,823	2,821
Bear Stearns Asset-Backed Securities, Inc.
1.610% due 04/25/2032	a	3,806	3,768
1.510% due 10/25/2032	a	17,191	17,217
1.682% due 10/25/2032	a	43,362	43,432
Brazos Student Loan Finance Co.
1.950% due 06/01/2023	a	32,201	32,565
1.370% due 12/01/2025	a	16,130	16,113
Capital Asset Research Funding LP
6.400% due 12/15/2004		140	142
5.905% due 12/15/2005	n	644	638
Champion Home Equity Loan Trust
1.370% due 03/25/2029	a	1,055	1,053
1.510% due 09/25/2029	a	5,199	5,194
Charming Shoppes Master Trust
1.630% due 08/15/2008	a	250	249
Chase Funding Mortgage Loan Asset-Backed Certificates
1.330% due 10/25/2030	a	5,269	5,275
Cityscape Home Equity Loan Trust
7.650% due 09/25/2025		153	153
Community Program Loan Trust
4.500% due 10/01/2018		17,802	18,071
4.500% due 04/01/2029		26,000	22,708
Conseco Finance Corp.
7.890% due 07/15/2018		6	6
8.300% due 10/15/2031		2,000	2,108

Schedule of Investments

Total Return Fund

September 30, 2003 (Unaudited)

		Principal Amount (000s)	Value (000s)

Conseco Finance Securitizations Corp.
7.800% due 05/15/2020		152	161
3.220% due 09/01/2023		27	27
1.480% due 10/15/2031	a	4,361	4,358
7.970% due 05/01/2032		8,300	7,718
8.310% due 05/01/2032		12,400	10,892
Countrywide Asset-Backed Certificates
1.340% due 06/25/2031	a	295	295
1.612% due 05/25/2032	a	6,925	6,927
Credit-Based Asset Servicing & Securitization LLC
1.430% due 06/25/2032	a	35,583	35,570
Delta Funding Home Equity Loan Trust
1.520% due 09/15/2029	a	2,034	2,038
1.430% due 06/15/2030	a	6,626	6,636
Denver Arena Trust
6.940% due 11/15/2019		4,065	4,261
Discover Card Master Trust I
6.850% due 07/17/2007		960	1,027
1.485% due 10/16/2013	a	400	406
Embarcadero Aircraft Securitization Trust
1.590% due 08/15/2025	a	8,200	3,280
EQCC Home Equity Loan Trust
1.270% due 10/15/2027	a	269	269
7.448% due 08/25/2030		43	45
Equity One ABS, Inc.
1.390% due 11/25/2032	a	158	157
Equivantage Home Equity Loan Trust
6.550% due 10/25/2025		25	25
First Alliance Mortgage Loan Trust
2.500% due 01/25/2025	a	148	148
1.490% due 03/20/2031	a	7,772	7,783
Firstcity Auto Receivables Trust
7.400% due 12/15/2005		415	417
FMAC Loan Receivables Trust
7.900% due 04/15/2019		20	14
6.500% due 09/15/2020		169	104
6.830% due 09/15/2020		680	57
Freddie Mac
1.240% due 09/15/2026	a	4,985	4,989
GE Capital Equipment Lease Trust
6.850% due 05/20/2008	a	57	57
GMAC Mortgage Corp. Loan Trust
6.390% due 05/25/2027		5,795	5,888
7.950% due 03/25/2030		4,419	4,633
Green Tree Financial Corp.
6.240% due 11/01/2016		77	75
5.760% due 11/01/2018		127	130
8.300% due 05/15/2026		749	776
7.400% due 06/15/2027		1,340	1,409
6.870% due 02/01/2030		1,650	1,600
6.480% due 12/01/2030		55	54
Green Tree Home Improvement Loan Trust
1.280% due 08/15/2029	a	208	208
1.760% due 11/15/2029	a	865	865
Green Tree Recreational, Equipment, & Consumables Trust
6.490% due 02/15/2018		4	4
6.180% due 06/15/2019		8,563	8,583
Greenpoint Manufactured Housing
7.270% due 06/15/2029		110	111
HFC Home Equity Loan Asset-Backed Certificates
1.400% due 05/20/2031		1,324	1,324
Home Equity Asset Trust
1.410% due 11/25/2032	a	35,351	35,320

Schedule of Investments

Total Return Fund

September 30, 2003 (Unaudited)

		Principal Amount (000s)	Value (000s)

Household Mortgage Loan Trust
1.640% due 05/20/2032	a	70,044	70,149
IMC Home Equity Loan Trust
7.500% due 04/25/2026		330	330
6.780% due 07/25/2026	a	189	188
1.330% due 05/20/2027		23	23
7.520% due 08/20/2028		52	53
7.310% due 11/20/2028		99	103
1.270% due 08/20/2029	a	37	37
Impac Secured Assets CMN Owner Trust
7.770% due 07/25/2025	a	500	512
Indymac Home Equity Loan Asset-Backed Trust
1.380% due 10/25/2029	a	764	766
1.400% due 07/25/2030	a	1,311	1,312
Indymac Manufactured Housing Contract
6.170% due 12/25/2011		2,331	2,096
Irwin Home Equity Loan Trust
1.480% due 02/25/2012	a	3,090	3,097
1.400% due 06/25/2029	a	66,579	66,524
Irwin Low Balance Home Equity Loan Trust
1.485% due 06/25/2021	a	5,106	5,111
Long Beach Auto Receivables Trust
6.940% due 09/19/2007		170	171
Long Beach Mortgage Loan Trust
1.390% due 11/25/2009	a	37,876	37,929
1.400% due 04/21/2031	a	1,945	1,945
Merit Securities Corp.
7.880% due 12/28/2033		34,660	35,256
Merrill Lynch Mortgage Investors, Inc.
1.480% due 04/25/2031	a	15,658	15,680
Mesa Trust Asset-Backed Certificates
1.617% due 05/15/2033	a	1,859	1,832
Metropolitan Asset Funding, Inc.
1.570% due 04/25/2029	a	3,010	3,011
Mid-State Trust
8.330% due 04/01/2030		50,006	54,932
7.340% due 07/01/2035		1,715	1,858
6.340% due 10/15/2036		39,858	41,886
7.791% due 03/15/2038		7,642	8,509
MLCC Mortgage Investors, Inc.
1.490% due 03/15/2025	a	216	217
Morgan Stanley Asset-Backed Securities Capital I, Inc.
1.410% due 08/25/2030	a	3,969	3,914
Morgan Stanley Dean Witter Capital I, Inc.
1.480% due 07/25/2030	a	79	80
1.440% due 07/25/2032	a	27,995	27,986
1.530% due 11/25/2032	a	14,552	14,581
MPC Natural Gas Funding Trust
6.200% due 03/15/2013	n	7,417	8,284
Myra-Pemex Trust
2.187% due 10/20/2006	a	190	184
1.922% due 12/23/2006	a	642	623
1.942% due 12/23/2006	a	3,554	3,447
1.972% due 12/23/2006	a	428	416
2.000% due 12/23/2006	a	2,695	2,615
2.187% due 12/23/2006	a	1,621	1,572
New Century Home Equity Loan Trust
7.540% due 06/25/2029		40	42
7.320% due 07/25/2029		42	44
North Carolina State Education Authority
1.440% due 06/01/2009	a	3,187	3,187
Novastar Home Equity Loan
1.385% due 04/25/2028	a	340	340
NPF XII, Inc.
2.463% due 11/01/2003	a b n	49,000	8,330

Schedule of Investments

Total Return Fund

September 30, 2003 (Unaudited)

		Principal Amount (000s)	Value (000s)

Option One Mortgage Loan Trust
1.400% due 06/25/2030	a	176	175
1.400% due 09/25/2030	a	49	48
Provident Bank Home Equity Loan Trust
1.410% due 06/25/2021	a	5,680	5,688
Renaissance Home Equity Loan Trust
1.460% due 08/25/2032	a	23,267	23,307
Residential Asset Mortgage Products, Inc.
7.980% due 12/25/2030		5,604	5,833
Residential Funding Mortgage Securities I, Inc.
7.670% due 01/25/2020		529	543
Residential Mortgage Loan Trust
1.860% due 09/25/2029	a	144	145
Salomon Brothers Mortgage Securities VII, Inc.
1.390% due 09/25/2028	a	9,154	9,141
1.530% due 11/15/2029	a	395	395
1.690% due 12/15/2029	a	31,002	31,036
1.450% due 02/25/2030	a	736	730
1.410% due 03/25/2032	a	9,460	9,450
Sand Trust
1.390% due 08/25/2032	a	3,781	3,783
Saxon Asset Securities Trust
1.370% due 11/25/2033	a	20,867	20,862
SLM Student Loan Trust
1.714% due 10/25/2007	a	2,864	2,869
1.714% due 10/25/2010		286	290
1.310% due 04/25/2011	a	9,934	9,961
Specialty Underwriting & Residential Finance
1.440% due 06/25/2034	a	194	194
UCFC Home Equity Loan
6.755% due 11/15/2023		26	26
6.870% due 07/15/2029		70	74
Vanderbilt Acquisition Loan Trust
3.280% due 01/07/2013		24,142	24,362
WFS Financial Owner Trust
5.180% due 03/20/2009		35	37
WMC Mortgage Loan
1.560% due 10/15/2029	a	6,176	6,173
1.450% due 05/15/2030	a	5,125	5,127

Total Asset-Backed Securities (Cost $1,182,440)			1,145,597

SOVEREIGN ISSUES 2.6%
Banco Vivienda del Peru
9.980% due 08/01/2008		550	643
Banque Centrale De Tunisie
7.375% due 04/25/2012		4,220	4,779
Kingdom of Jordan
6.000% due 12/23/2023		6,350	5,905
Kingdom of Spain
7.000% due 07/19/2005		500	548
Kingdom of Sweden
10.250% due 11/01/2015		500	667
Province of Quebec
1.350% due 06/11/2004	a	15,500	15,503
Republic of Brazil
2.125% due 04/15/2006	a	163,561	159,881
10.000% due 01/16/2007		4,000	4,294
11.500% due 03/12/2008		31,000	34,177
2.187% due 04/15/2009	a	11,732	10,544
11.000% due 01/11/2012		40,320	41,530
2.187% due 04/15/2012	a	9,720	7,776
8.000% due 04/15/2014		319,625	293,671
8.875% due 04/15/2024		4,000	3,210

Schedule of Investments

Total Return Fund

September 30, 2003 (Unaudited)

		Principal Amount (000s)		Value (000s)

10.125% due 05/15/2027			19,020	17,023
12.250% due 03/06/2030			8,000	8,320
11.000% due 08/17/2040			113,100	106,879
Republic of Panama
8.250% due 04/22/2008			63,450	70,429
9.625% due 02/08/2011			21,000	23,985
9.375% due 07/23/2012			54,060	61,344
10.750% due 05/15/2020			6,500	7,784
9.375% due 01/16/2023			44,520	48,082
8.875% due 09/30/2027			29,750	30,791
Republic of Peru
9.125% due 01/15/2008			15,300	17,901
9.125% due 02/21/2012			128,900	144,046
9.875% due 02/06/2015			8,500	9,881
4.500% due 03/07/2017			11,000	9,598
5.000% due 03/07/2017			12,925	11,875
Republic of South Africa
1.752% due 03/26/2009	n		2,000	1,971
9.125% due 05/19/2009			33,475	41,132
7.375% due 04/25/2012			40,325	45,971
State of Qatar
2.330% due 02/18/2004	a		1,183	1,187
United Mexican States
10.375% due 02/17/2009			42	54
9.875% due 02/01/2010			23,900	30,413
8.375% due 01/14/2011			23,148	27,555
7.500% due 01/14/2012			9,160	10,383
6.375% due 01/16/2013			97,275	102,868
6.625% due 03/03/2015			27,000	28,431
11.375% due 09/15/2016			35,550	51,162
8.125% due 12/30/2019			6,700	7,588
8.000% due 09/24/2022			54,115	59,797
8.300% due 08/15/2031			339,435	386,277
United Mexican States Value Recovery Right
0.000% due 06/30/2004	a		189,819	2,610
0.000% due 06/30/2005	a		189,819	712
0.000% due 06/30/2006	a		111,710	140
0.000% due 06/30/2007	a		111,710	84

Total Sovereign Issues (Cost $1,724,400)				1,949,401

FOREIGN CURRENCY-DENOMINATED ISSUES (l)(m) 1.2%
AT&T Corp.
4.381% due 11/21/2003	a	EC	1,400	1,639
Banque Centrale De Tunisie
7.500% due 08/06/2009	a		2,300	2,994
Canadian Treasury Bill
3.000% due 08/12/2004		C$	470,000	340,509
Commonwealth of Canada
6.000% due 06/01/2008			100,000	81,263
4.250% due 12/01/2026			16,369	14,577
8.000% due 06/01/2027			50,000	51,325
4.000% due 12/01/2031			11,224	9,806
Commonwealth of New Zealand
4.500% due 02/15/2016		N$	81,500	60,486
El Paso Corp.
5.750% due 03/14/2006		EC	12,000	12,437
7.125% due 05/06/2009			63,300	62,659
General Motors Corp.
8.375% due 07/05/2033			10,900	13,213
Halifax Group Euro Finance
7.627% due 12/29/2049			14,700	20,491
KBC Bank Fund Trust IV
8.220% due 11/29/2049			5,000	6,949

Schedule of Investments

Total Return Fund

September 30, 2003 (Unaudited)

		Principal Amount (000s)		Value (000s)

Lloyds TSB Capital I
7.375% due 02/07/2049	a		26,000	35,581
Royal Bank of Scotland PLC
6.770% due 03/31/2049			107,300	132,443
Tyco International Group S.A.
4.375% due 11/19/2004			31,500	36,775
United Kingdom Gilt
5.000% due 03/07/2012		BP	50	86
United Mexican States
6.750% due 06/06/2006		JY	2,000,000	20,114
7.500% due 03/08/2010		EC	5,000	6,586

Total Foreign Currency-Denominated Issues (Cost $802,393)				909,933

PURCHASED PUT OPTIONS 0.0%
Harborview Mortgage Loan Trust (OTC)
7.470% due 08/19/2030
Strike @ 100.000
Exp. 05/01/2005			$22,975	0
PNC Mortgage Securities Corp. (OTC)
7.310% due 05/25/2040
Strike @ 100.000
Exp. 04/01/2005			6,700	0

Total Purchased Put Options (Cost $0)				0

CONVERTIBLE BONDS & NOTES 0.1%
Banking & Finance 0.1%
Verizon Global Funding Corp.
0.000% due 05/15/2021			63,100	38,018

Industrials 0.0%
Enron Corp.
0.000% due 02/07/2021	b		17,999	2,250

Total Convertible Bonds & Notes (Cost $47,622)				40,268

PREFERRED SECURITY 0.5%
			Shares
DG Funding Trust
3.410% due 12/29/2049	a		35,290	370,545

Total Preferred Security (Cost $352,947)				370,545

PREFERRED STOCK 0.1%
Centaur Funding Corp.
9.080% due 04/21/2020			125	152
CSC Holdings, Inc.
11.125% due 04/01/2008			27,035	2,832
Fortis Amev NV
3.860% due 12/31/2049	a		85	11,475
3.870% due 12/31/2049	a		86	11,610
Home Ownership Funding
8.125% due 12/31/2049			5,625	3,017
Northern Rock PLC
8.000% due 12/31/2049			260,000	6,721

Total Preferred Stock (Cost $33,592)				35,807

Schedule of Investments

Total Return Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

SHORT-TERM INSTRUMENTS 40.3%
Certificates of Deposit 0.7%
Wells Fargo Bank, N.A.
1.070% due 10/06/2003	$215,000	215,000
1.070% due 10/07/2003	32,300	32,300
1.060% due 10/14/2003	41,400	41,400
1.060% due 10/23/2003	247,000	247,000

		535,700

Commercial Paper 37.5%
Alcon Capital Corp.
1.060% due 12/09/2003	52,842	52,733
Anz (Delaware), Inc.
1.020% due 10/02/2003	300,000	299,991
1.025% due 10/02/2003	12,000	12,000
1.030% due 10/06/2003	1,000	1,000
1.030% due 10/08/2003	144,300	145,071
Barclays U.S. Funding Corp.
1.040% due 11/19/2003	8,000	7,989
CBA (de) Finance
1.060% due 10/03/2003	12,500	12,499
1.030% due 10/07/2003	93,000	92,984
1.050% due 10/07/2003	400	400
1.050% due 10/16/2003	3,700	3,698
1.060% due 10/31/2003	19,000	18,983
Danske Corp.
1.020% due 10/09/2003	2,200	2,199
1.030% due 10/15/2003	18,300	18,293
1.035% due 10/17/2003	9,300	9,296
1.055% due 11/12/2003	3,000	2,996
1.060% due 11/12/2003	27,000	26,967
1.065% due 11/12/2003	16,100	16,080
1.070% due 11/12/2003	5,000	4,994
1.070% due 12/05/2003	300	299
1.065% due 12/08/2003	1,100	1,098
1.060% due 12/10/2003	1,200	1,197
1.065% due 12/10/2003	191,560	191,156
1.070% due 12/10/2003	10,320	10,298
1.065% due 12/11/2003	9,900	9,879
1.060% due 12/16/2003	16,200	16,163
1.065% due 12/16/2003	13,400	13,369
1.070% due 12/16/2003	6,100	6,086
1.060% due 12/19/2003	21,700	21,648
1.065% due 12/22/2003	10,600	10,574
E.I. du Pont de Nemours & Co.
1.050% due 11/17/2003	3,400	3,395
1.060% due 11/17/2003	5,400	5,393
1.050% due 12/02/2003	7,800	7,785
1.060% due 12/04/2003	6,300	6,288
Eksportfinans A.S.A.
1.050% due 10/22/2003	80,000	79,951
Fannie Mae
1.040% due 10/01/2003	12,427	12,427
1.050% due 10/01/2003	511,400	511,400
1.050% due 10/02/2003	101,187	101,184
1.060% due 10/02/2003	216,000	215,994
1.010% due 10/08/2003	318,700	318,639
1.000% due 10/15/2003	455,400	455,223
1.010% due 10/15/2003	824,900	824,588
1.015% due 10/15/2003	11,000	10,996
1.140% due 10/15/2003	590,700	590,438
1.020% due 10/22/2003	300,000	299,821
1.025% due 10/22/2003	24,300	24,285
1.030% due 10/22/2003	79,200	79,152

Schedule of Investments

Total Return Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)
1.035% due 10/22/2003	36,460	36,438
1.040% due 10/22/2003	48,650	48,620
1.060% due 10/22/2003	1,300	1,299
1.130% due 10/24/2003	3,600	3,597
1.030% due 10/29/2003	4,000	3,997
1.045% due 10/29/2003	469,200	468,819
1.050% due 10/29/2003	11,200	11,191
1.055% due 10/29/2003	260,455	260,241
1.060% due 10/29/2003	14,300	14,288
1.065% due 10/29/2003	7,200	7,194
1.010% due 10/30/2003	96,000	95,931
1.045% due 10/30/2003	3,721	3,718
1.010% due 10/31/2003	15,100	15,088
1.060% due 10/31/2003	89,100	89,021
1.100% due 10/31/2003	100,000	99,908
1.010% due 11/05/2003	109,900	109,795
1.050% due 11/05/2003	51,600	51,547
1.055% due 11/05/2003	181,840	181,653
1.065% due 11/05/2003	50,700	50,648
1.067% due 11/05/2003	79,500	79,417
1.070% due 11/05/2003	10,600	10,589
1.150% due 11/05/2003	80,000	79,911
1.030% due 11/12/2003	14,062	14,045
1.065% due 11/12/2003	15,200	15,181
1.070% due 11/12/2003	274,200	273,858
1.075% due 11/12/2003	25,700	25,668
1.110% due 11/12/2003	380,600	380,107
1.010% due 11/13/2003	6,800	6,792
1.070% due 11/13/2003	1,250	1,248
1.010% due 11/14/2003	203,480	203,238
1.010% due 11/17/2003	5,000	4,993
1.060% due 11/17/2003	96,100	95,967
1.010% due 11/18/2003	5,000	4,993
1.010% due 11/19/2003	394,700	394,171
1.020% due 11/19/2003	1,400	1,398
1.035% due 11/19/2003	104,000	103,853
1.055% due 11/19/2003	27,400	27,361
1.060% due 11/19/2003	62,900	62,809
1.062% due 11/19/2003	11,300	11,284
1.070% due 11/19/2003	11,951	11,934
1.010% due 11/20/2003	263,000	262,640
1.040% due 11/21/2003	37,227	37,172
1.070% due 11/25/2003	718,200	717,026
1.030% due 11/26/2003	59,700	59,604
1.070% due 11/26/2003	18,046	18,016
1.075% due 11/26/2003	92,500	92,345
1.080% due 11/26/2003	330,600	330,045
1.140% due 11/26/2003	150,000	149,734
1.080% due 11/28/2003	200,000	199,652
1.050% due 12/02/2003	13,300	13,275
1.070% due 12/02/2003	315,900	315,312
1.035% due 12/03/2003	1,000,000	998,110
1.050% due 12/03/2003	8,805	8,788
1.055% due 12/03/2003	130,500	130,253
1.060% due 12/03/2003	400	399
1.065% due 12/03/2003	6,500	6,488
1.070% due 12/03/2003	1,000	998
1.075% due 12/03/2003	31,100	31,041
1.080% due 12/03/2003	130,700	130,453
1.080% due 12/04/2003	450,400	449,535
1.080% due 12/09/2003	116,200	115,959
1.045% due 12/10/2003	74,800	74,642
1.055% due 12/10/2003	318,200	317,529
1.070% due 12/10/2003	194,000	193,591

Schedule of Investments

Total Return Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)
1.110% due 12/10/2003	899,600	897,702
1.050% due 12/11/2003	1,800	1,796
1.108% due 12/11/2003	700	699
1.110% due 12/11/2003	235,700	235,196
1.010% due 12/15/2003	3,500	3,492
1.050% due 12/15/2003	5,300	5,288
1.060% due 12/15/2003	50,200	50,087
1.070% due 12/15/2003	25,000	24,943
1.075% due 12/15/2003	650	649
1.075% due 12/16/2003	3,100	3,093
1.010% due 12/17/2003	83,842	83,647
1.050% due 12/17/2003	842,500	840,545
1.051% due 12/17/2003	321,700	320,954
1.055% due 12/17/2003	319,900	319,158
1.060% due 12/17/2003	15,000	14,965
1.010% due 12/24/2003	378,900	377,938
1.100% due 01/07/2004	15,900	15,853
1.070% due 01/20/2004	6,050	6,030
1.070% due 01/21/2004	4,441	4,426
1.075% due 01/30/2004	246,500	245,593
1.080% due 02/02/2004	68,200	67,942
1.110% due 02/11/2004	52,134	51,922
1.080% due 02/18/2004	10,100	10,057
1.130% due 02/18/2004	8,384	8,348
1.135% due 02/18/2004	29,321	29,196
1.080% due 02/19/2004	619,100	616,432
1.080% due 02/23/2004	131,200	130,619
1.080% due 02/24/2004	67,000	66,701
1.115% due 02/25/2004	30,400	30,264
1.130% due 02/25/2004	14,800	14,734
1.135% due 02/25/2004	86,768	86,378
1.100% due 03/03/2004	261,136	259,906
1.135% due 03/03/2004	15,300	15,228
1.137% due 03/03/2004	57,000	56,732
1.090% due 03/05/2004	450	448
1.075% due 03/10/2004	35,400	35,225
1.080% due 03/10/2004	4,150	4,130
1.085% due 03/10/2004	51,900	51,644
1.075% due 03/17/2004	32,805	32,636
1.080% due 03/17/2004	313,350	311,736
1.090% due 03/17/2004	166,623	165,765
1.070% due 03/24/2004	5,945	5,913
1.080% due 03/24/2004	30,676	30,511
1.085% due 03/24/2004	272,500	271,037
1.089% due 03/24/2004	316,900	315,198
1.090% due 03/24/2004	231,100	229,859
Federal Home Loan Bank
1.010% due 10/01/2003	50,000	50,000
1.050% due 10/01/2003	26,000	26,000
1.010% due 10/03/2003	800	800
1.010% due 10/08/2003	690,300	690,167
1.010% due 10/10/2003	381,600	381,506
1.040% due 10/10/2003	20,800	20,795
1.000% due 10/15/2003	109,100	109,058
1.005% due 10/15/2003	165,800	165,735
1.010% due 10/15/2003	52,200	52,180
1.000% due 10/17/2003	74,000	73,967
1.004% due 10/17/2003	176,000	175,921
1.014% due 10/22/2003	40,000	39,976
1.020% due 10/22/2003	16,800	16,790
1.045% due 10/29/2003	27,000	26,978
1.150% due 10/29/2003	56,350	56,300
1.060% due 10/31/2003	191,200	191,031
1.135% due 10/31/2003	3,900	3,896

Schedule of Investments

Total Return Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)
1.170% due 10/31/2003	26,660	26,634
1.010% due 11/05/2003	100	100
1.040% due 11/05/2003	10,000	9,990
1.130% due 11/05/2003	41,700	41,654
1.135% due 11/05/2003	500	499
1.154% due 11/05/2003	277,000	276,689
1.040% due 11/07/2003	8,400	8,391
1.135% due 11/07/2003	500,000	499,417
1.140% due 11/07/2003	44,900	44,847
1.055% due 11/12/2003	133,300	133,136
1.057% due 11/12/2003	294,200	293,837
1.020% due 11/14/2003	3,000	2,996
1.045% due 11/14/2003	3,400	3,396
1.144% due 11/14/2003	421,000	420,411
1.040% due 11/17/2003	7,500	7,490
1.140% due 11/17/2003	11,200	11,183
1.025% due 12/05/2003	4,100	4,092
1.140% due 12/10/2003	100,000	99,789
1.020% due 12/12/2003	4,500	4,490
1.075% due 03/10/2004	14,000	13,931
1.075% due 03/12/2004	1,900	1,891
1.075% due 03/17/2004	23,800	23,677
1.065% due 03/19/2004	8,500	8,456
1.074% due 03/24/2004	205,000	203,899
1.080% due 03/26/2004	600	597
Freddie Mac
1.130% due 10/20/2003	47,000	46,972
1.135% due 10/29/2003	110,500	110,402
1.075% due 10/30/2003	24,300	24,279
1.135% due 10/30/2003	5,321	5,316
1.140% due 11/03/2003	52,430	52,375
1.130% due 11/06/2003	314,600	314,244
1.135% due 11/06/2003	61,909	61,839
1.150% due 11/06/2003	88,200	88,099
1.095% due 11/21/2003	30,800	30,752
1.100% due 12/01/2003	155,500	155,215
1.130% due 12/04/2003	160,000	159,693
1.060% due 12/18/2003	3,100	3,093
General Electric Capital Corp.
1.030% due 10/20/2003	1,600	1,599
1.030% due 11/12/2003	4,900	4,894
1.030% due 11/13/2003	8,300	8,290
1.050% due 11/13/2003	1,500	1,498
1.060% due 11/13/2003	1,500	1,498
1.070% due 11/13/2003	3,500	3,496
1.050% due 11/19/2003	5,500	5,492
1.070% due 12/02/2003	37,650	37,580
1.100% due 12/04/2003	44,500	44,415
1.090% due 12/09/2003	6,200	6,187
1.060% due 12/10/2003	750	748
1.090% due 12/10/2003	27,200	27,143
1.020% due 12/16/2003	45,000	44,897
1.070% due 12/16/2003	36,500	36,416
1.060% due 12/18/2003	6,700	6,684
1.120% due 01/21/2004	7,100	7,076
General Electric Co.
1.070% due 11/06/2003	38,300	38,259
HBOS Treasury Services PLC
1.030% due 10/14/2003	5,800	5,798
1.030% due 10/21/2003	3,300	3,298
1.035% due 10/23/2003	12,100	12,092
1.070% due 11/04/2003	400	400
1.060% due 11/10/2003	24,600	24,571
1.060% due 11/14/2003	300	300

Schedule of Investments

Total Return Fund

September 30, 2003 (Unaudited)

		Principal Amount (000s)	Value (000s)
1.075% due 11/19/2003		10,000	9,985
1.080% due 11/20/2003		4,300	4,294
1.075% due 11/21/2003		12,200	12,181
1.065% due 11/24/2003		12,900	12,879
1.080% due 11/24/2003		400	399
1.070% due 11/25/2003		11,450	11,431
1.070% due 12/02/2003		7,300	7,286
1.085% due 12/03/2003		18,700	18,665
1.070% due 12/05/2003		8,400	8,384
1.085% due 12/05/2003		29,500	29,442
1.070% due 12/09/2003		32,800	32,732
1.090% due 12/09/2003		19,300	19,260
1.060% due 12/10/2003		3,000	2,994
1.070% due 12/10/2003		47,500	47,400
1.075% due 12/10/2003		52,500	52,389
1.070% due 12/11/2003		37,876	37,795
1.075% due 12/11/2003		33,440	33,368
1.070% due 12/12/2003		10,625	10,602
1.070% due 12/15/2003		21,800	21,751
1.060% due 12/18/2003		10,200	10,176
1.065% due 12/19/2003		4,900	4,888
1.070% due 12/22/2003		9,800	9,776
1.065% due 12/23/2003		1,500	1,496
1.070% due 12/23/2003		64,975	64,812
1.100% due 01/15/2004		43,500	43,360
1.105% due 01/22/2004		142,400	141,910
1.105% due 01/23/2004		9,600	9,567
KFW International Finance, Inc.
1.050% due 11/07/2003		47,700	47,649
1.060% due 12/23/2003		19,600	19,551
Kraft Foods, Inc.
2.080% due 02/27/2004	a	200	200
Rabobank Nederland NV
1.110% due 10/01/2003		601,800	601,800
1.030% due 10/21/2003		5,100	5,097
1.070% due 11/28/2003		13,300	13,277
1.075% due 12/02/2003		4,700	4,691
Republic of Italy
1.175% due 10/22/2003		1,700	1,699
Royal Bank of Scotland PLC
1.020% due 10/15/2003		20,200	20,192
1.020% due 10/16/2003		6,500	6,497
1.055% due 11/03/2003		6,900	6,893
1.060% due 11/04/2003		1,200	1,199
1.060% due 12/15/2003		1,300	1,297
1.065% due 12/15/2003		26,100	26,041
1.055% due 12/16/2003		62,900	62,756
1.085% due 01/20/2004		17,800	17,740
Shell Finance (UK) PLC
1.050% due 11/13/2003		12,500	12,484
1.050% due 12/08/2003		3,000	2,994
1.060% due 12/09/2003		92,900	92,708
1.100% due 03/16/2004		22,400	22,285
Toyota Mortor Credit Corp.
1.040% due 11/04/2003		4,400	4,396
UBS Finance, Inc.
1.110% due 10/01/2003		531,500	531,500
1.020% due 10/07/2003		13,200	13,198
1.025% due 10/09/2003		205,600	205,553
1.015% due 11/05/2003		500,000	499,507
Westpac Capital Corp.
1.020% due 11/07/2003		300	300
1.030% due 12/03/2003		60,000	59,887
1.085% due 01/28/2004		16,400	16,341

Schedule of Investments

Total Return Fund

September 30, 2003 (Unaudited)

		Principal Amount (000s)	Value (000s)
1.090% due 01/28/2004		2,900	2,890
Westpac Trust Securities NZ Ltd.
1.020% due 10/07/2003		5,000	4,999
1.040% due 11/07/2003		4,600	4,595
1.070% due 11/07/2003		3,750	3,746
1.020% due 11/12/2003		79,900	79,805
1.030% due 11/12/2003		4,300	4,295
1.070% due 12/02/2003		7,100	7,087
1.080% due 12/05/2003		12,500	12,476
1.090% due 12/19/2003		1,700	1,696
1.085% due 01/28/2004		11,400	11,359

			27,609,335

Repurchase Agreements 0.6%
State Street Bank
0.800% due 10/01/2003		400,000	400,000

(Dated 09/30/2003. Collateralized by Freddie Mac 3.875% due 02/15/2005 valued at $76,504, 3.250% due 11/15/2004 valued at $153,031 and Fannie Mae 1.875% due 01/15/2005 valued at $178,529. Repurchase proceeds are $400,009.)

Credit Suisse First Boston
0.920% due 10/01/2003		2,100	2,100
(Dated 09/30/2003. Collateralized by U.S. Treasury Bonds 8.750% due 05/15/2020 valued at $2,159. Repurchase proceeds are $2,100.)

U.S. Treasury Bills 1.5%
1.009% due 12/04/2003-12/18/2003	e g j	1,138,395	1,135,939

Total Short-Term Instruments			29,683,074

(Cost $29,683,134)

Total Investments		110.8%	$81,617,381
(Cost $80,375,966)

Written Options	h	(0.2)%	(128,762)
(Premiums $139,667)

Other Assets and Liabilities (Net)		(10.6)%	(7,813,745)

Net Assets		100.0%	$73,674,874

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

a Variable rate security. The rate listed is as of September 30, 2003.

b Security is in default.

c Restricted securities as of September 30, 2003:

Issuer Description	Acquisition Date	Cost as of September 30, 2003	Market Value as of September 30, 2003	Market Value as Percentage of Net Assets
Delta Air Lines Equipment Trust	04/08/1993	$7,733	$3,669	0.00%
DLJ Mortgage Acceptance Corp.	07/21/1992	2,292	2,261	0.00
First Interstate Bancorp	01/04/1990	68	70	0.00
First Interstate Bancorp	01/04/1990	4	4	0.00
Goldman Sachs Mortgage Corp.	06/24/1993	5,528	6,094	0.01
Mazda Manufacturing Corp.	03/31/1992 - 08/30/1993	1,614	1,655	0.00
United Telecom, Inc.	09/22/2003	735	768	0.00
United Telephone Company of the Northwest	05/02/2002	2,607	3,013	0.00
Wilmington Trust Co.	05/01/1995	11,980	5,685	0.01
Wilmington Trust Co.	03/31/1992 - 08/30/1993	347	363	0.00
Wilmington Trust Co.	08/23/1994	5,269	2,566	0.00
Wilmington Trust Co. - Tucson Electric	03/28/2001	6,615	3,062	0.00

		$44,792	$29,210	0.02%

d Security, or a portion thereof, has been purchased on a delayed delivery basis. The aggregate payable and market value for all securities purchased on a delayed delivery basis was $10,666 and $10,148, respectively, as of September 30, 2003.

e Securities are grouped by coupon or range of coupons and represent a range of maturities.

f Principal amount of security is adjusted for inflation.

g Securities with an aggregate market value of $958,142 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euribor Purchased Put Options Strike @ 95.500 (12/2003) - Long	14,000	$(188)
Euribor Purchased Put Options Strike @ 95.375 (12/2003) - Long	1,000	(13)
Euribor Purchased Put Options Strike @ 97.125 (12/2003) - Long	24,920	(372)
Euribor Written Put Options Strike @ 96.500 (12/2003) - Short	4,070	3,307
Euribor Written Put Options Strike @ 96.750 (12/2003) - Short	4,294	4,222
Euribor Written Put Options Strike @ 97.375 (12/2003) - Short	3,963	3,114
Euribor Written Put Options Strike @ 97.500 (12/2003) - Short	12,081	8,970

Euribor Written Put Options Strike @ 97.500 (03/2004) - Short	3,946	2,901
Eurodollar March Futures (03/2004) - Long	3,936	6,253
Eurodollar June Futures (06/2004) - Long	483	900
Eurodollar September Futures (09/2004) - Long	16,898	35,635
Eurodollar December Futures (12/2004) - Long	20,962	32,970
Eurodollar March Futures (03/2005) - Long	16,192	25,019
Eurodollar June Futures (06/2005) - Long	16,192	24,488
Eurodollar September Futures (09/2005) - Long	7,263	4,340
United Kingdom 90-Day LIBOR Futures (12/2003) - Long	1,828	(2,110)
United Kingdom 90-Day LIBOR Futures (03/2004) - Long	6,501	(4,378)
United Kingdom 90-Day LIBOR Futures (06/2004) - Long	2,591	789
United Kingdom 90-Day LIBOR Futures (09/2004) - Long	2,410	(2,564)
United Kingdom 90-Day LIBOR Futures (12/2004) - Long	4,222	(4,315)
U.S. Treasury 2-Year Note (12/2003) - Long	484	336
U.S. Treasury 5-Year Note (12/2003) - Long	50,378	182,953
U.S. Treasury 10-Year Note (12/2003) - Long	81,002	423,194
U.S. Treasury 30-Year Note (12/2003) - Short	6,834	(33,898)

		$711,553

h Premiums received on written options:

Type	# of Contracts	Premium	Value
Call - CME Eurodollar March Futures Strike @ 98.500 Exp. 03/15/2004	1,114	$554	$1,037

Put - CME Eurodollar March Futures Strike @ 97.250 Exp. 03/15/2004	557	444	7

Put - CME Eurodollar March Futures Strike @ 97.750 Exp. 03/15/2004	3,642	2,174	91

Put - CME Eurodollar June Futures Strike @ 98.000 Exp. 06/14/2004	22,340	15,223	4,468

Put - CME Eurodollar December Futures Strike @ 98.000 Exp. 12/15/2003	10,918	5,925	68

Call - CBOT U.S. Treasury Note December Futures Strike @ 114.000 Exp. 11/22/2003	18,678	12,364	35,021

		$36,684	$40,692

Type	Notional Amount	Premium	Value

Put - OTC 7-Year Interest Rate Swap Counterparty: Bank of America, N.A. Strike @ 6.000%* Exp. 10/19/2004	$272,800	$11,020	$2,791

Call - OTC 7-Year Interest Rate Swap Counterparty: Bank of America, N.A. Strike @ 6.000%** Exp. 10/19/2004	272,800	11,361	26,714

Put - OTC 7-Year Interest Rate Swap Counterparty: Morgan Stanley Dean Witter & Co. Strike @ 6.700%* Exp. 11/02/2004	400,000	13,710	2,381

Call - OTC 7-Year Interest Rate Swap Counterparty: Bank of America, N.A. Strike @ 5.200%** Exp. 11/02/2004	25,200	791	1,499

Put - OTC 7-Year Interest Rate Swap Counterparty: Bank of America, N.A. Strike @ 6.700%* Exp. 11/02/2004	185,200	5,978	1,102

Put - OTC 7-Year Interest Rate Swap Counterparty: Goldman Sachs & Co. Strike @ 6.000%* Exp. 10/19/2004	135,500	5,468	1,386

Call - OTC 7-Year Interest Rate Swap Counterparty: Goldman Sachs & Co. Strike @ 6.000%** Exp. 10/19/2004	135,500	5,468	13,269

Put - OTC 7-Year Interest Rate Swap Counterparty: Bank of America, N.A. Strike @ 7.000%* Exp. 01/07/2005	76,300	2,888	490

Call - OTC 7-Year Interest Rate Swap Counterparty: Bank of America, N.A. Strike @ 5.500%** Exp. 01/07/2005	76,300	1,593	5,295

Call - OTC 7-Year Interest Rate Swap Counterparty: Goldman Sachs & Co. Strike @ 5.500%** Exp. 01/07/2005	93,100	2,367	6,461

Put - OTC 7-Year Interest Rate Swap Counterparty: Goldman Sachs & Co. Strike @ 7.000%* Exp. 01/07/2005	94,100	3,102	604

Put - OTC 7-Year Interest Rate Swap Counterparty: Merrill Lynch & Co., Inc. Strike @ 6.000%* Exp. 09/23/2005	700	12	18

Call - OTC 7-Year Interest Rate Swap Counterparty: Merrill Lynch & Co., Inc. Strike @ 4.000%** Exp. 09/23/2005	700	20	11

Put - OTC 7-Year Interest Rate Swap Counterparty: Goldman Sachs & Co. Strike @ 7.000%* Exp. 10/31/2005	500	5	7

Call - OTC 7-Year Interest Rate Swap Counterparty: Goldman Sachs & Co. Strike @ 4.000%** Exp. 10/31/2005	500	14	8

Call - OTC 5-Year Interest Rate Swap Counterparty: Merrill Lynch & Co., Inc. Strike @ 3.000%** Exp. 11/12/2003	500	8	1

Call - OTC 5-Year Interest Rate Swap Counterparty: J.P. Morgan Chase & Co. Strike @ 3.000%** Exp. 11/12/2003	1,000	16	3

Call - OTC 5-Year Interest Rate Swap Counterparty: Lehman Brothers, Inc. Strike @ 3.000%** Exp. 11/12/2003	300	5	1

Call - OTC 5-Year Interest Rate Swap Counterparty: J.P. Morgan Chase & Co. Strike @ 3.500%** Exp. 12/15/2003	239,000	2,521	3,476

Call - OTC 5-Year Interest Rate Swap Counterparty: J.P. Morgan Chase & Co. Strike @ 3.500%** Exp. 12/16/2003	458,300	4,927	6,675

Call - OTC 7-Year Interest Rate Swap Counterparty: Goldman Sachs & Co. Strike @ 4.000%** Exp. 01/07/2005	500	17	9

Call - OTC 7-Year Interest Rate Swap Counterparty: Lehman Brothers, Inc. Strike @ 4.000%** Exp. 01/07/2005	500	17	9

Put - OTC 7-Year Interest Rate Swap Counterparty: Goldman Sachs & Co. Strike @ 5.500%* Exp. 12/17/2003	234,900	3,351	97

Call - OTC 7-Year Interest Rate Swap Counterparty: J.P. Morgan Chase & Co. Strike @ 3.500%** Exp. 12/17/2003	391,400	3,613	1,913

Put - OTC 7-Year Interest Rate Swap Counterparty: Merrill Lynch & Co., Inc. Strike @ 5.500%* Exp. 12/17/2003	77,500	1,323	32

Call - OTC 7-Year Interest Rate Swap Counterparty: Merrill Lynch & Co., Inc. Strike @ 3.500%** Exp. 12/17/2003	77,500	574	379

Call - OTC 10-Year Interest Rate Swap Counterparty: Lehman Brothers, Inc. Strike @ 4.000%** Exp. 03/03/2004	300,000	4,535	2,937

Call - OTC 10-Year Interest Rate Swap Counterparty: J.P. Morgan Chase & Co. Strike @ 4.000%** Exp. 03/03/2004	294,200	4,868	2,881

Call - OTC 10-Year Interest Rate Swap Counterparty: Bank of America, N.A. Strike @ 4.000%** Exp. 03/03/2004	5,300	115	52

Call - OTC 10-Year Interest Rate Swap Counterparty: Bear Stearns International Ltd. Strike @ 4.000%** Exp. 03/03/2004	335,000	6,572	3,280

Call - OTC 5-Year Interest Rate Swap Counterparty: Goldman Sachs & Co. Strike @ 3.250%** Exp. 03/03/2004	101,700	1,562	1,017

Call - OTC 5-Year Interest Rate Swap Counterparty: Lehman Brothers, Inc. Strike @ 3.250%** Exp. 03/03/2004	236,200	3,832	2,361

Call - OTC 10-Year Interest Rate Swap Counterparty: Goldman Sachs & Co. Strike @ 4.000%** Exp. 03/03/2004	93,000	1,330	911

		$102,983	$88,070

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

i Swap agreements outstanding at September 30, 2003:

Type	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR. Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/01/2005	BP	1,691,970	(12,592)

Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR. Counterparty: Morgan Stanley Dean Witter & Co. Exp. 09/01/2005		758,400	(7,330)

Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR. Counterparty: J.P. Morgan Chase & Co. Exp. 09/01/2005	1,141,300	(11,400)

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%. Counterparty: UBS Warburg LLC Exp. 03/01/2017	77,300	(790)

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%. Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/01/2017	5,800	40

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%. Counterparty: J.P. Morgan Chase & Co. Exp. 03/01/2017	38,100	(360)

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%. Counterparty: Goldman Sachs & Co. Exp. 03/01/2017	336,300	(909)

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%. Counterparty: J.P. Morgan Chase & Co. Exp. 03/01/2032	134,100	2,491

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%. Counterparty: UBS Warburg LLC Exp. 03/01/2032	96,900	927

Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR. Counterparty: J.P. Morgan Chase & Co. Exp. 03/01/2017	EC 62,000	1,096

Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR. Counterparty: J.P. Morgan Chase & Co. Exp. 03/01/2032	243,700	1,468

Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR. Counterparty: Goldman Sachs & Co. Exp. 03/01/2017	660,700	10,671

Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR. Counterparty: UBS Warburg LLC Exp. 03/01/2032	159,900	67

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.070%. Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/02/2012	JY	10,830,000	3,438

Receive a fixed rate equal to 0.215% and the Fund will pay to the counterparty at par in the event of default of Freddie Mac 5.750% due 04/15/2008. Counterparty: Morgan Stanley Dean Witter & Co. Exp. 02/02/2007		$103,300	(50)

Receive a fixed rate equal to 0.350% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012. Counterparty: Credit Suisse First Boston Exp. 12/12/2004		25,000	15

Receive a fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012. Counterparty: Bear, Stearns & Co., Inc. Exp. 01/02/2004		25,000	19

Receive a fixed rate equal to 0.510% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005. Counterparty: Lehman Brothers, Inc. Exp. 01/02/2005		10,000	(6)

Receive a fixed rate equal to 0.610% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012. Counterparty: Merrill Lynch & Co., Inc. Exp. 05/01/2004		129,560	355

Receive a fixed rate equal to 0.650% and the Fund will pay to the counterparty at par in the event of default of Niagara Mohawk Power Corp. 7.750% due 10/01/2008. Counterparty: Lehman Brothers, Inc. Exp. 12/31/2004		50,000	61

Receive a fixed rate equal to 0.730% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026. Counterparty: Bear, Stearns & Co., Inc. Exp. 06/02/2005		9,000	35

Receive a fixed rate equal to 0.800% and the Fund will pay to the counterparty at par in the event of default of Banque Centrale de Tunisie 7.375% due 04/25/2012. Counterparty: Citibank N.A., London Exp. 05/03/2004		11,000	(1)

Receive a fixed rate equal to 0.840% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding Corp. 6.750% due 12/01/2005. Counterparty: Goldman Sachs & Co. Exp. 06/01/2004	100,000	409

Receive a fixed rate equal to 0.850% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding Corp. 0.000% due 05/15/2021. Counterparty: Lehman Brothers, Inc. Exp. 06/01/2004	21,500	89

Receive a fixed rate equal to 0.850% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding Corp. 0.000% due 05/15/2021. Counterparty: J.P. Morgan Chase & Co. Exp. 06/01/2004	100,000	412

Receive a fixed rate equal to 0.900% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding Corp. 0.000% due 05/15/2021. Counterparty: J.P. Morgan Chase & Co. Exp. 06/01/2004	50,000	226

Receive a fixed rate equal to 1.050% and the Fund will pay to the counterparty at par in the event of default of DaimlerChrysler North America Holding Corp. 7.300% due 01/15/2012. Counterparty: ABN AMRO Bank, N.V. Exp. 08/01/2004	25,000	125

Receive a fixed rate equal to 1.050% and the Fund will pay to the counterparty at par in the event of default of Republic of Bulgaria 2.1875% due 07/28/2011. Counterparty: J.P. Morgan Chase & Co. Exp. 10/23/2003	15,000	6

Receive a fixed rate equal to 1.200% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012. Counterparty: Goldman Sachs & Co. Exp. 06/02/2004	10,000	(4)

Receive a fixed rate equal to 1.250% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.375% due 09/15/2016. Counterparty: Merrill Lynch & Co., Inc. Exp. 12/22/2005	16,000	171

Receive a fixed rate equal to 1.260% and the Fund will pay to the counterparty at par in the event of default of National Rural Utilities Cooperative Finance Corp. 2.820% due 04/26/2004. Counterparty: UBS Warburg LLC Exp. 04/02/2004	25,000	125

Receive a fixed rate equal to 1.300% and the Fund will pay to the counterparty at par in the event of default of General Motors Acceptance Corp. 7.000% due 02/01/2012. Counterparty: ABN AMRO Bank, N.V. Exp. 12/02/2004	25,000	17

Receive a fixed rate equal to 1.300% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026. Counterparty: Goldman Sachs & Co. Exp. 01/02/2005	5,000	57

Receive a fixed rate equal to 1.310% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026. Counterparty: Goldman Sachs & Co. Exp. 01/02/2005	9,000	104

Receive a fixed rate equal to 1.400% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012. Counterparty: Goldman Sachs & Co. Exp. 12/13/2003	5,000	1

Receive a fixed rate equal to 1.550% and the Fund will pay to the counterparty at par in the event of default of Household Finance Corp. 6.375% due 10/15/2011. Counterparty: Morgan Stanley Dean Witter & Co. Exp. 05/02/2004	25,000	234

Receive a fixed rate equal to 1.550% and the Fund will pay to the counterparty at par in the event of default of Tyco International Group S.A. 2.750% due 01/15/2018. Counterparty: Bear, Stearns & Co., Inc. Exp. 07/01/2004	10,000	(8)

Receive a fixed rate equal to 1.650% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 8.875% due 09/30/2027. Counterparty: Citibank N.A., London Exp. 05/03/2005	5,670	27

Receive a fixed rate equal to 1.800% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.375% due 04/01/2029. Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/02/2005	10,100	73

Receive a fixed rate equal to 16.000% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 14.500% due 10/15/2009. Counterparty: Goldman Sachs & Co. Exp. 01/01/2005	10,000	1,628

Receive a fixed rate equal to 16.500% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 2.563% due 04/15/2006. Counterparty: Merrill Lynch & Co., Inc. Exp. 01/01/2005	8,500	1,438

Receive a fixed rate equal to 27.650% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 8.000% due 04/15/2014. Counterparty: J.P. Morgan Chase & Co. Exp. 11/26/2004	10,000	2,850

Receive a fixed rate equal to 28.000% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 2.563% due 04/15/2006. Counterparty: J.P. Morgan Chase & Co. Exp. 12/11/2004	10,000	2,970

Receive a fixed rate equal to 28.000% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 8.000% due 04/15/2014. Counterparty: J.P. Morgan Chase & Co. Exp. 11/27/2004	10,000	2,895

Receive a fixed rate equal to 4.000% and pay floating rate based on 3-month LIBOR. Counterparty: Bank of America, N.A. Exp. 12/17/2008	1,694,900	41,996

Receive a fixed rate equal to 4.000% and pay floating rate based on 3-month LIBOR. Counterparty: Goldman Sachs & Co. Exp. 12/17/2008	2,964,300	64,800

Receive a fixed rate equal to 4.000% and pay floating rate based on 3-month LIBOR. Counterparty: J.P. Morgan Chase & Co. Exp. 12/17/2008	73,000	2,402

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 5.000%. Counterparty: Merrill Lynch & Co., Inc. Exp. 12/17/2023	3,000	208

		$110,496

j Security, or a portion thereof, has been pledged as collateral for swap and swaption contracts. The aggregate market value for all securities pledged as collateral was $124,760 as of September 30, 2003.

k Short sales open at September 30, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	4.250	08/15/2013	$416,500	$427,092	$417,778

l Foreign forward currency contracts outstanding at September 30, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BP	73,291	10/2003	$0	$(5,635)	$(5,635)
Sell	EC	249,580	11/2003	0	(3,941)	(3,941)
Buy		300,000	02/2004	22,616	0	22,616
Buy		200,000	09/2004	6,262	0	6,262
Buy	JY	24,356,669	10/2003	4,420	(19)	4,401
Sell		7,124,368	10/2003	0	(2,364)	(2,364)
Buy	MP	356,200	02/2004	0	(316)	(316)
Buy		1,077,592	03/2004	156	(385)	(229)
Sell	N$	56,984	10/2003	0	(1,583)	(1,583)
Sell		56,984	11/2003	0	(25)	(25)
Buy		56,984	10/2003	35	0	35

				$33,489	$(14,268)	$19,221

m Principal amount denoted in indicated currency:

BP	–	British Pound
C$	–	Canadian Dollar
EC	–	Euro
JY	–	Japanese Yen
MP	–	Mexican Peso
N$	–	New Zealand Dollar

n Indicates a fair valued security which has not been valued utilizing an independent quote and which is valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $260,075 which is 0.35% of net assets.

2.	CONDITIONS OF THE FUND

(A) Statements of Net Assets

(As of September 30, 2003)

Amounts in thousands, except per share amounts	US Dollar		Yen
I Aggregate Amount of Assets		83,859,509		9,123,914,579
II Aggregate Amount of Liabilities		10,184,635		1,108,088,288
III Aggregate Amount of Net	Institutional	41,794,571	Institutional	4,547,249,325
Assets (I - II)	Administrative	15,993,300	Administrative	1,740,071,040
	Class A	8,307,879	Class A	903,897,235
	Class B	2,634,940	Class B	286,681,472
	Class C	3,273,267	Class C	356,131,450
	Class D	1,656,330	Class D	180,208,704
	Class R	14,587	Class R	1,587,066
	Total	73,674,874	Total	8,015,826,291

	Institutional			3,839,418
	Administrative			1,469,210
	Class A			763,194
IV Quantity of	Class B			242,056
Outstanding Shares	Class C			300,695
	Class D			152,157
	Class R			1,340

	Institutional	10.89	Institutional	1,185
	Administrative	10.89	Administrative	1,185
	Class A	10.89	Class A	1,185
V Net Asset Value per Share	Class B	10.89	Class B	1,185
(III - IV)	Class C	10.89	Class C	1,185
	Class D	10.89	Class D	1,185
	Class R	10.89	Class R	1,185

(B)	Names of Major Investment Portfolios (Top 30 Names)

Major investment portfolios of the Fund are debt securities. The thirty largest portfolio investments in debt securities are as follows:

(As of September 30, 2003)

Rank	Name	Interest rate (% per annum)	Redemption date
1	Fannie Mae	6.000	2033/10/15
2	Treasury Inflation Protected Securities	3.875	2009/01/15
3	Fannie Mae	5.000	2018/10/20
4	Treasury Inflation Protected Securities	3.000	2012/07/15
5	Treasury Inflation Protected Securities	3.500	2011/01/15
6	Fannie Mae	1.035	2003/12/03
7	Fannie Mae	1.110	2003/12/10
8	Fannie Mae	1.050	2003/12/17
9	Fannie Mae	1.010	2003/10/15
10	Treasury Inflation Protected Securities	3.875	2029/04/15
11	Fannie Mae	6.000	2033/04/01
12	Treasury Inflation Protected Securities	4.250	2010/01/15
13	Fannie Mae	1.070	2003/11/25
14	Federal Home Loan Bank	1.010	2003/10/08
15	Fannie Mae	1.080	2004/02/19
16	Rabobank Nederland NV	1.110	2003/10/01
17	Fannie Mae	1.140	2003/10/15
18	Fannie Mae	6.000	2033/07/01
19	UBS Finance, Inc.	1.110	2003/10/01
20	Fannie Mae	1.050	2003/10/01
21	U.S. Treasury Bill	1.010	2003/12/18
22	UBS Finance Bank, Inc.	1.015	2003/11/05
23	Federal Home Loan Bank	1.135	2003/11/07
24	Fannie Mae	1.045	2003/10/29
25	Fannie Mae	1.000	2003/10/15
26	Fannie Mae	1.080	2003/12/04
27	Federal Home Loan Bank	1.144	2003/11/14
28	Fannie Mae	6.000	2033/03/01
29	State Street Bank	0.800	2003/10/01
30	UNITED STATES TREAS BILLS	1.010	2003/12/04

The acquisition costs, principal amounts, values, countries and investment ratios of the thirty largest portfolio investments in debt securities specified above are as follows:

Rank	Acquisition Cost (U.S. Dollar)	Principal Amount (U.S. Dollar)	Value (U.S. Dollar)	Country	Investment Ratio %
1	6,272,946,523.43	6,132,500,000.00	6,329,892,910.00	U.S.	8.59%
2	1,789,311,691.13	1,611,746,970.00	1,841,673,957.50	U.S.	2.50%
3	1,632,772,906.25	1,609,700,000.00	1,649,440,273.60	U.S.	2.24%
4	1,415,546,271.77	1,316,110,663.70	1,441,965,062.02	U.S.	1.96%
5	1,016,083,651.55	918,506,125.60	1,039,635,039.41	U.S.	1.41%
6	998,188,750.00	1,000,000,000.00	998,110,000.00	U.S.	1.35%
7	897,658,363.28	899,600,000.00	897,701,844.00	U.S.	1.22%
8	840,607,885.46	842,500,000.00	840,545,400.00	U.S.	1.14%
9	824,587,626.92	824,900,000.00	824,587,626.92	U.S.	1.12%
10	768,800,009.12	641,489,418.30	808,176,594.70	U.S.	1.10%
11	801,728,212.41	773,434,883.77	798,464,288.48	U.S.	1.08%
12	700,712,005.14	612,073,576.89	718,612,939.90	U.S.	0.98%
13	717,025,942.50	718,200,000.00	717,025,942.50	U.S.	0.97%
14	690,167,393.96	690,300,000.00	690,167,393.96	U.S.	0.94%
15	616,481,207.00	619,100,000.00	616,431,679.00	U.S.	0.84%
16	601,800,000.00	601,800,000.00	601,800,000.00	U.S.	0.82%
17	590,438,122.97	590,700,000.00	590,438,122.97	U.S.	0.80%
18	585,156,565.63	564,731,407.04	582,964,472.07	U.S.	0.79%
19	531,500,000.00	531,500,000.00	531,500,000.00	U.S.	0.72%
20	511,400,000.00	511,400,000.00	511,400,000.00	U.S.	0.69%
21	505,566,528.28	506,585,000.00	505,394,525.25	U.S.	0.69%
22	499,506,597.19	500,000,000.00	499,506,597.19	U.S.	0.68%
23	499,416,736.10	500,000,000.00	499,416,736.10	U.S.	0.68%
24	468,818,644.66	469,200,000.00	468,818,644.66	U.S.	0.64%
25	455,222,900.04	455,400,000.00	455,222,900.04	U.S.	0.62%
26	449,535,232.00	450,400,000.00	449,535,232.00	U.S.	0.61%
27	420,411,348.45	421,000,000.00	420,411,348.45	U.S.	0.57%
28	409,948,867.50	396,303,722.51	409,128,649.94	U.S.	0.56%
29	400,000,000.00	400,000,000.00	400,000,000.00	U.S.	0.54%
30	396,204,266	396,870,000	396,108,010	U.S.	0.54%

III.	MISCELLANEOUS

(1)	The ornamental design is used in, and the following terms are added to, the cover page of the Japanese Prospectus:

(a)	“US Jurisdiction Open-Ended Contractual Type Foreign Investment Fund (denominated in the US dollar)”;

(b)	“Monthly Distribution Type”;

(c)	“PIMCO FUNDS - PIMCO Total Return Fund” (in Japanese);

(d)	“PIMCO FUNDS - PIMCO Total Return Fund” (in English);

(e)	“Investment Advisor and Administrator: Pacific Investment Management Company LLC”; and

(f)	“For purchase, contact: Nikko Cordial”.

(2)	A Summary Prospectus will be used. The attached document (Summary Prospectus) will be used pursuant to the below, as the document (Summary Prospectus) as set forth at Item 1.(1)(b), of Article 12 of the Ordinance of the Cabinet Office Concerning the Disclosure of the Content, etc. of the Specified Securities.

(a)	The content of the Summary Prospectus may be publicized by leaflets, pamphlets, direct mails (post cards and mail in envelopes) or at newspapers, magazines and other books.

(b)	The layout, quality of papers, printing color, design etc. of the Summary Prospectus may vary depending on manner of usage. Photos and illustrations may be used.

(c)	Information on the Fund’s performance, the changes in the net asset value per Share, the breakdown of the portfolios classified by rating, a part of the client lists and the fluctuation rates since the establishment of the Fund or for other periods may be set out in the figures or graphs. Such information regarding the Fund’s achievement may be converted into and presented in yen.

(d)	An example of dividend receivable corresponding to a certain amount of purchase may be mentioned on the basis of historical performance of the Fund. Such amount of dividend and purchase may be converted into and presented in Japanese yen.

(e)	An example of delivery amount corresponding to a certain number of shares applied may be mentioned on the basis of the historical Net Asset Value. Such amount of delivery may be described converted into and presented in Japanese yen.

(3)	The following will be included in the reverse side of the cover page of the Japanese Prospectus:

“ The main objects of investment of the Fund are public/corporate bonds and securities denominated in foreign currencies. The net asset value of an investment may decrease below investment capital because of fluctuations of the value of the Fund’s portfolio investments, foreign exchange rates, interest rates and currency value among other reasons. The value of an investment may also decrease below investment capital because of change of the net asset value of the Fund resulting from changes of management and financial conditions of the issuers of the Fund’s portfolio securities, and consequent changes of external evaluations of the issuers. Since the net asset value of shares of the Fund is denominated in a foreign currency, the investment value to be received in Japanese Yen may be affected by the fluctuation of foreign exchange rates. Accordingly, the investment capital shall not be guaranteed with respect to an investment in the Fund. Shares of the Fund can be repurchased only on particular dates in principle.”

(4)	The descriptions of the Securities Registration Statement may be partially rearranged when they are included in the Prospectus.

IV.	SUMMARY OF INFORMATION CONCERNING FOREIGN INVESTMENT FUND BENEFICIAL SECURITIES

1.	Transfer of the Shares

The transfer agent for the Shares is as follows:

Agent:	Boston Financial Data Services-Midwest
Address:	330 W. 9th Street, 5th Floor, Kansas City, MO 64105, U.S.A.

Because shareholders in Japan are required to entrust the custody of a global certificate representing their Shares and to register their Shares in the name of Nikko Cordial, they may not register their Shares in their own name directly. No fee is chargeable for the transfer of Shares.

2.	The Closing Period of the Shareholders’ Book

No provision is made.

3.	Shareholders’ Meeting

There are no annual shareholders’ meetings. Special shareholders’ meeting may be held whenever ordered by the Trustees or requested in writing by the holder or holders of at least one-tenth of the outstanding shares of the Trust for the purpose of considering the removal of a Trustee.

4.	Special Privilege to Shareholders, Restriction on Transfer

No special privilege is granted to shareholders.

The acquisition of Shares by any person may be restricted.

[PIMCO Letterhead]

August 16, 2004

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	PIMCO Funds

Dear Ladies and Gentlemen:

This letter serves as notification of the existence of a Japanese language prospectus describing the Administrative class shares of the PIMCO Total Return Fund series of PIMCO Funds, for which I serve as a Chairman. Pursuant to Rule 306 of Regulation S-T, I hereby represent that, to the best of my knowledge, the attached is a fair and accurate translation of the PIMCO Total Return Fund’s Japanese language prospectus.

Please call Keith Robinson at 202.261.3386 with any questions or comments regarding the attached.

Sincerely,

/s/ Brent Harris

Brent Harris

Attachment